As Filed with the Securities and Exchange Commission on April 30, 2012
Registrant No. 333-109579\811-21440

SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ ]

Pre-Effective Amendment No.	333-109579

Post-Effective Amendment No. 18	[X]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 19	811-21440

(Check appropriate box or boxes)

TRANSAMERICA CORPORATE SEPARATE ACCOUNT SIXTEEN
(Exact name of Registrant)

TRANSAMERICA LIFE INSURANCE COMPANY
(Name of Depositor)

4333 Edgewood Road NE
Cedar Rapids, Iowa  52499
(Address of Depositor's Principal Executive Offices)

Depositor’s Telephone Number, including Area Code: (319) 355-6115

(Name and complete address
of agent for service)                                                                                     Copy to:

Karen J. Epp, Esq.                                                                                     Frederick R. Bellamy, Esq.
Transamerica Life Insurance Company                                                        Sutherland Asbill & Brennan LLP
4333 Edgewood Road, N.E.                                                                      1275 Pennsylvania Avenue, N.W.
Cedar Rapids, IA  52499                                                                           Washington, DC  20004-2415

It is proposed that this filing will become effective:

[ ]	immediately upon filing pursuant to paragraph (b)
[ x ]	on May 1, 2012 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]	on _________________ pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[   ]  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of securities being registered:  Individual variable adjustable life insurance policies.

PART A

P R O S P E C T U S
May 1, 2012

ADVANTAGE X
issued through
Transamerica Corporate Separate Account Sixteen
by
Transamerica Life Insurance Company
Home Office:
4333 Edgewood Road NE
Cedar Rapids, IA 52499
1-888-804-8461 ● 1- 319-355-6115

A Variable Adjustable Life Insurance Policy

This prospectus describes the Advantage X, a variable adjustable life insurance policy (the “Policy”) offered by Transamerica Life Insurance Company (“Transamerica Life,” “we,” or “us”), an AEGON company.  A purchaser of a Policy (“owner”, “you” or “your”) may allocate amounts under the Policy to one or more of the subaccounts of the Transamerica Corporate Separate Account Sixteen (the “separate account”) or to the fixed account (which credits a specified guaranteed interest rate).  Each subaccount invests its assets in one of the corresponding underlying fund portfolios listed on the following page.

If you already own a life insurance policy, it may not be to your advantage to buy additional insurance or to replace your policy with the Policy described in this prospectus.  And it may not be to your advantage to borrow money to purchase this Policy or to take withdrawals from another policy you own to make premium payments under this Policy.

Prospectuses for the portfolios must accompany this prospectus.  Certain portfolios may not be available in all states.  Please read these documents before investing and save them for future reference.

An investment in this Policy is not a bank deposit. The Policy is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  The Policy is not guaranteed to achieve its goal.  The Policy involves risk, including possible loss of the amount invested and possible loss of insurance coverage.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus.  Any representation to the contrary is a criminal offense.

American Funds Insurance Series	Janus Aspen Series (continued)
AFIS Global Small Capitalization Fund (Class 2)	Janus Aspen Forty Portfolio (Institutional Shares)
AFIS Growth Fund (Class 2)	Janus Aspen Janus Portfolio (Institutional Shares)
AFIS International Fund (Class 2)	Janus Aspen Overseas Portfolio (Institutional Shares)
AFIS New World Fund (Class 2)	Janus Aspen Perkins Mid Cap Value Portfolio (Institutional Shares)
Janus Aspen Worldwide Portfolio (Institutional Shares)
Columbia Funds Variable Insurance Trust
Columbia Variable Portfolio – Small Cap Value Fund – Class 1	PIMCO Variable Insurance Trust
PIMCO VIT All Asset Portfolio (Administrative Class)
DFA Investment Dimensions Group, Inc.	PIMCO VIT All Asset Portfolio (Institutional Class)
DFA VA Global Bond Portfolio	PIMCO VIT High Yield Portfolio (Institutional Class)
DFA VA International Small Portfolio	PIMCO VIT Real Return Portfolio (Institutional Class)
DFA VA International Value Portfolio	PIMCO VIT Short-Term Portfolio (Institutional Class)
DFA VA Short-Term Fixed Portfolio	PIMCO VIT Total Return Portfolio (Institutional Class)
DFA VA U.S. Large Value Portfolio
DFA VA U.S. Targeted Value Portfolio
Royce Capital Fund
DWS Investments VIT Funds	Royce Micro-Cap Portfolio (Investment Class)
DWS Small Cap Index VIP (Class A)	Royce Small-Cap Portfolio (Investment Class)

Fidelity Variable Insurance Products Funds	T. Rowe Price Equity Series, Inc.
Fidelity VIP Balanced Portfolio (Initial Class)	T. Rowe Price Blue Chip Growth Portfolio
Fidelity VIP Contrafund® Portfolio (Initial Class)	T. Rowe Price Equity Income Portfolio
Fidelity VIP Growth Portfolio (Initial Class)	T. Rowe Price Mid-Cap Growth Portfolio
Fidelity VIP High Income Portfolio (Initial Class)	T. Rowe Price New America Growth Portfolio
Fidelity VIP Mid Cap Portfolio (Initial Class)
T. Rowe Price International Series, Inc.
First Eagle Variable Fund	T. Rowe Price International Stock Portfolio
First Eagle Overseas Variable Fund
Third Avenue Variable Series Trust
Ibbotson ETF Allocation Series	Third Avenue Value Portfolio
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio (Class 1)
Ibbotson Balanced ETF Asset Allocation Portfolio (Class 1)	Van Eck VIP Trust
Ibbotson Conservative ETF Asset Allocation Portfolio (Class 1)	Van Eck VIP Multi-Manager Alternatives Fund (Initial Class)
Ibbotson Growth ETF Asset Allocation Portfolio (Class 1)
Ibbotson Income and Growth ETF Asset Allocation Portfolio (Class 1)	Vanguard® Variable Insurance Fund
Vanguard® VIF Balanced Portfolio
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	Vanguard® VIF Capital Growth Portfolio
Invesco V.I. Diversified Dividend Fund (Series I Shares)1	Vanguard® VIF Diversified Value Portfolio
Invesco V.I. Global Health Care Fund (Series I Shares)	Vanguard® VIF Equity Income Portfolio
Invesco V.I. Mid Cap Core Equity Fund (Series I Shares)	Vanguard® VIF Equity Index Portfolio
Invesco V.I. Small Cap Equity Fund (Series I Shares)	Vanguard® VIF Growth Portfolio
Invesco V.I. Technology Fund (Series I Shares)	Vanguard® VIF High Yield Bond Portfolio
Invesco Van Kampen V.I. Mid Cap Growth Portfolio (Series I Shares)2	Vanguard® VIF International Portfolio
Invesco Van Kampen V.I. Mid Cap Value Portfolio (Series I Shares)	Vanguard® VIF Mid-Cap Index Portfolio
Vanguard® VIF Money Market Portfolio
Janus Aspen Series	Vanguard® VIF REIT Index Portfolio
Janus Aspen Balanced Portfolio (Institutional Shares)	Vanguard® VIF Short-Term Investment-Grade Portfolio
Janus Aspen Enterprise Portfolio (Institutional Shares)	Vanguard® VIF Small Company Growth Portfolio
Janus Aspen Flexible Bond Portfolio (Institutional Shares)	Vanguard® VIF Total Bond Market Index Portfolio
Vanguard® VIF Total Stock Market Index Portfolio

1	On April 30, 2012, Invesco V.I. Dividend Growth Fund (Series I Shares) was renamed Invesco V.I. Diversified Dividend Fund (Series I Shares).
2	On April 27, 2012, Invesco V.I. Capital Development Fund (Series I Shares) merged into Invesco Van Kampen V.I. Mid Cap Growth Fund (Series I Shares).

TABLE OF CONTENTS

Policy Benefits/Risks Summary ......................................................................……………………………………………………………………………		1
Policy Benefits	……………………………………………………………………………………...........................................................................	1
	The Policy in General……………………………………………………………………………............................................................	1
	Flexible Premiums………………………………………………………………………………..............................................................	1
	Free-Look Period………………………………………………………...................................................................................................	1
	Variable Life Insurance Benefit……………………………………………………………..….............................................................	2
	Change in Life Insurance Benefit Option and Face Amount ……………………………………....................................................	2
	Cash Value………………………………………………………………………………….……............................................................	2
	Transfers…………………………………………………………………………………………............................................................	3
	Loans……………………………………………………………………………………………..............................................................	3
	Partial Withdrawals and Surrenders……………………………………………………….……..........................................................	3
	Tax Benefits……………………………………………………………………………….…..................................................................	4
	Personalized Illustrations………………………………………………………………….……...........................................................	4
	Policy Risks………………………………………………………………………………………….............................................................................	4
	Investment Risks…………………………………………………………………………………...........................................................	4
	Risk of Lapse…………………………………………………………………………….………............................................................	4
	Tax Risks (Income Tax and MEC)………………………………………………………………...........................................................	4
	Load Risk……………………………………………………………………………….………...............................................................	5
	Loan Risks………………………………………………………………………………………..............................................................	5
	Risk of an Increase in Current Fees and Expenses………………………………………………......................................................	5
	Risk of Agent/Registered Representative Action…………………………………….…………......................................................	5
Portfolio Risks………………………………………………………………………………….........................................................................................		5
Fee Tables………………………………………………………………………………………………............................................................................		6
	Transaction Fees…………………………………………………………………………....……………...................................................................	6
	Periodic Charges Other Than Portfolio Operating Expenses………………………….....……………….............................................................	7
	Annual Portfolio Operating Expenses………………………………………………….……...…………................................................................	10
Transamerica Life, The Separate Account, The Fixed Account and The Portfolios…………………....................................................................		16
	Transamerica Life…………………………………………………………………….……………...….......................................................................	16
	The Separate Account……………………………………………………………….………………...…..................................................................	17
	The Fixed Account………………………………………………………………….………………….......................................................................	17
	The Portfolios……………………………………………………………………….………………….......................................................................	17
	Selection of the Underlying Portfolios…………………………………………………………………...................................................................	27
	Addition, Deletion or Substitution of Portfolios…………………………………………………….......................................................................	28
	Your Right to Vote Portfolio Shares…………………………………………………………………......................................................................	28
	Revenue We Receive………………………………………………………………….....………………...................................................................	29
Charges and Deductions…………………………………………………………….......……………….......................................................................		30
	Percent of Premium Load………………………………………………………….………....…………....................................................................	31
	Monthly Deduction…………………………………………………………………………....………….................................................................	31
	Monthly Contract Charge ………………………………………………………………....………….............................................................	32
	Monthly Cost of Insurance Charge………………………………………………………....………….........................................................	32
	Optional Term Insurance Rider………………………………………………………………....……............................................................	33
	Mortality and Expense Risk Charge……………………………………………………………....…............................................................	33
	Monthly Deferred Sales Load………………………………………………….………………..…...............................................................	34
	Administrative Charges……………………………………………………………………………….......................................................................	34
	Partial Withdrawal Charge………………………………………………………………………….................................................................	34
	Loan Interest ………………………………………………………………………………………..................................................................	35
	Transfer Charge …………………………………………………………………………………….................................................................	35

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Taxes ……………………………………………………………………………………………….............................................	35
Portfolio Expenses ….…………………………………………………………………………….............................................	36
The Policy……….…………………………………………………………………………………………............................................................................	36
Ownership Rights…………….………………………………………………………………………..............................................................	36
Modifying the Policy………..…………………………………………………………………………...........................................................	36
Purchasing a Policy………………………………..…………………………………………………............................................................	37
Replacement of Existing Insurance…………….…….………………………………………………............................................................	37
When Insurance Coverage Takes Effect…….…………………………………………………………......................................................	38
Free-Look Period……………….………………………………………………….………………….............................................................	38
Backdating a Policy…………..………………………………………………………………………..............................................................	38
“Good Order” Requirements ………..…………………………………………….………………….............................................................	39
Policy Features……………………………………………………………………………………………….........................................................................	39
Premiums…………………………………..………………………………….…………………….........................................................	39
Allocating Premiums……………………………………………………………………………….......................................	39
Premium Flexibility………………………………………………………………………………..........................................	40
Planned Periodic Payments………………………………………………….……………………......................................	40
Premium Limitations………………………………………………………………………………........................................	40
Making Premium Payments………………………………………………….……………………......................................	41
Transfers……………………………………………………………………………………………………..........................................................................	41
General………………………………………………………………………………………………......................................................	41
Fixed Account Transfers………………………………………………………………………………................................................	42
Disruptive Trading and Market Timing………………………………………………………………...............................................	42
Transfer Procedures…………………………………………………………………………………...................................................	45
Asset Rebalancing Program………………………………………………….……………………..…...............................................	46
Third Party Asset Allocation Services……………………………………….………………..……….............................................	46
Policy Values……………………………………………………………………….……………….………........................................................................	47
Cash Value………………………………………………………………….………………………......................................................	47
Net Cash Value………………………………………………………………….……………………....................................................	47
Subaccount Value…………………………………………………………………………………….....................................................	48
Accumulation Units………………………………………………..…………………………….…….................................................	48
Accumulation Unit Value……………………………………………………………………….……..................................................	49
Net Investment Factor……………………………………………………………………………….....................................................	49
Fixed Account Value…………………………………………………………………………………...................................................	49
Life Insurance Benefit………………………………………………………………………………………........................................................................	50
Life Insurance Benefit Options ………………………………….…………………………………...................................................	50
Life Insurance Benefit Compliance Tests…………………………………………………………….................................................	52
Choosing a Life Insurance Benefit Option………………………..……………………………….………………..…….	54
Changing the Life Insurance Benefit Option…………………………..…………………………..…………………….	54
How Life Insurance Benefits May Vary in Amount………………………………………………………………..…….	55
Changing the Face Amount……………………………………….……………………………….…………………..….	55
Decreasing the Face Amount …………………………………………………………….…............................	55
Increasing the Face Amount …………………………………………………………………........................	56
Duration of the Policy…………………………………………………………………..…................................................	56
Payment Options…………………………………………………………………………………..……………………......	56
Surrenders and Partial Withdrawals…………………………………………………………………………....................................................................	56
Surrenders…………………………………………………………………………………………….....................................................	56
Possible Additional Amount Payable On Surrender……………………………………………….…………………….	57
Partial Withdrawals……………………………………………………………………………………................................................	58
Loans………………………………………………….…………………………………………………….........................................................................	59

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General…………………………………………….………………………………………..……………………………………………………	59
Interest Rate Charged……………………….……………………………………………………..…………………………………	60
Loan Account Interest Rate Credited………………………………………………………………………………………………	61
Maximum Loan Account Interest Rate……………….……………………………………………………………………………	61
Indebtedness………………………………………….……………………………………………………………………………..	61
Repayment of Indebtedness………………………….…………………………………………….………………………………	61
Effect of Policy Loans……………………………………………………………………………………………………………………..........	61
Policy Lapse and Reinstatement………………………………………………………………………..……………………………………………………	61
Lapse………………………………………………………………………………………………….………………………………….............	61
Reinstatement……………………………………………………………………………………………………………………………...........	62
Policy Termination……………………………………………………………………………………..……………………………………………………	62
Federal Income Tax Considerations…………………………………………………………………………………………………………………………	62
Introduction………………………………………………………………………………………………………………………………........	63
Tax Status of the Policy……………………………………………………………………………….…………………………………........	63
Tax Treatment of Policy Benefits……………………………………………………………………..…………………………………......	63
Other Policy Information……………………………………………………………………………………………………………………………….....	68
Payments We Make………………………………………………………………………………………………………………………......	68
Split Dollar Arrangements…………………………………………………………………………….………………………………….......	69
Supplemental Benefits (Riders)……………………………………………………………………………..……………………………………….......	69
Term Insurance Rider……………………………………………………………………………………………………………………..........	70
Experience Credits Rider ……………………………………………………………………………..…………………………………..........	70
Death Benefit Enhancement Riders…………..…………………………………………………………………………………………..........	72
Additional Information………………………………………………………………………………………………………………………………..............	75
Sale of the Policies…………………………………………………………………………………….…………………………………...........	75
State Variations……………………………………………………………………………………….…………………………………............	76
Legal Proceedings…………………………………………………………………………………….………………………………….............	76
Financial Statements……………………………………………………………………….……………………………………………………	76
Table of Contents of the Statement of Additional Information…………………………………..………………………………………………………	77
Glossary…………………………………………………………………………………………………..……………………………………………………	78
Appendix………………………………………………………………………………………………….……………………………………………………	82
Prospectus Back Cover ……………………………………………………………………………..……………………………………………………......	84
Personalized Illustrations of Policy Benefits………………………………………………………..……………………………………………………....	84
Inquiries…………………………………………………………………………………………………………………………………………………………	84

This Policy is not available in the State of New York.

iii

POLICY BENEFITS/RISKS SUMMARY                                                                                 ADVANTAGE X

This summary describes the Policy’s important benefits and risks. More detailed information about the Policy appears later in this prospectus and in the Statement of Additional Information (“SAI”). For your convenience, we have provided a Glossary at the end of this prospectus that defines certain words and phrases used in this prospectus.

Policy Benefits

The Policy in General

•
The Advantage X is a variable adjustable life insurance policy.  The Policy gives you the potential for long-term life insurance coverage with the opportunity for tax-deferred cash value accumulation.  The Policy’s cash value will increase or decrease depending on the investment performance of the subaccounts, the premiums you pay, the fees and charges we deduct, the interest we credit to the fixed account, and the effects of any Policy transactions (such as transfers, loans and partial withdrawals).

•	Under Transamerica Life’s current rules, the Policy will be offered to corporations and partnerships that meet the following conditions at issue:

•	A minimum of five (5) Policies are issued, each on the life of a different insured; or
•	The aggregate annualized first-year planned premium for all Policies is at least $100,000.

•
The Policy is designed to be long-term in nature in order to provide significant life insurance benefits.  However, purchasing this Policy involves certain risks. You should consider the Policy in conjunction with other insurance you own. The Policy is not suitable as a short-term savings vehicle.

•
Fixed Account.  You may put your cash value in the fixed account where it earns at least 2.00% annual interest.  We may declare higher rates of interest, but we are not obligated to do so.  The fixed account is part of our general account.

•
Separate Account.  You may also put your cash value in any of the subaccounts of the separate account.  Each subaccount invests exclusively in one of the portfolios listed on the inside front cover of this prospectus and under “The Portfolios” section.  Money you place in a subaccount is subject to investment risk, and its value will vary each day according to the investment performance of the portfolios in which the subaccounts invest.

•
Supplemental Benefits (Riders).  Supplemental riders, such as the Term Life Insurance Rider, the Experience Credits Rider, and the Death Benefit Enhancement Riders are available under the Policy.  Depending on the riders you add, we may deduct a charge for the rider from the Policy's cash value as part of the monthly deduction.  These riders may not be available in all states.

Flexible Premiums

•     You select a premium payment plan, but the plan is flexible – you are not required to pay premiums according to the plan. You must pay an initial premium before insurance coverage is in force.  You can change the frequency and amount, within limits, and can skip premium payments.  Unplanned premiums may be made, within limits.

•     You increase your risk of lapse if you do not regularly pay premiums; however, failing to pay premiums alone will not cause the Policy to lapse and paying the planned premiums will not guarantee that the Policy will remain in force.  Under certain circumstances, extra premiums may be required to prevent lapse.

Free-Look Period

•    Unless we receive information or are notified otherwise at our home office, we will deem the Policy delivered to you 4 days after we mail the Policy.  You may return the Policy for a refund, but only if you return it within a prescribed free-look period, which is generally 14 days after we mail the Policy or 10 days after the delivery of the Policy to you.  Certain states may require a longer free-look period.   The amount of the refund will be the greater of (a) the amount of

1

premiums paid, less any partial withdrawals, or (b) the Policy's cash value as of the date the Policy is returned to our home office in good order .  See “Good Order Requirements.”   During the free-look period, we will either (a) allocate the initial premium payment(s) to the subaccounts indicated on the application, or (b) hold the premiums paid in our general account or, if available, in the money market subaccount.  If you decide to cancel your Policy during the free-look period, then we will treat the Policy as if it had never been issued.

 Variable Life Insurance Benefit
●
 If the insured dies while the Policy is in force, we will pay a life insurance benefit to the beneficiary(ies) subject to applicable law and the terms of the Policy.  The amount of the life insurance benefit depends on the face amount of insurance you select (the “face amount”), the life insurance benefit option you choose, the tax compliance test you choose, and any additional insurance provided by riders you purchase.

●	Under current tax law, the life insurance benefit should generally be paid to the beneficiary free of any U.S. income tax obligations. Other taxes, such as estate taxes, may apply.
o Choice Among Life Insurance Benefit Options. You must choose one of three life insurance benefit options. We offer the following:
• Option 1 is the greater of:
	➢	the face amount of the Policy; or
	➢	a limitation percentage multiplied by the Policy's cash value on the date of the insured's death.

• Option 2 is the greater of:
	➢	the face amount of the Policy plus the Policy's cash value on the date of the insured's death; or
	➢	a limitation percentage multiplied by the Policy's cash value on the date of the insured's death.

• Option 3 is the greater of:
	➢	the face amount of the Policy plus the cumulative premiums paid less cumulative partial withdrawals; or
	➢	a limitation percentage multiplied by the Policy's cash value on the date of the insured's death.

As used above, the term “limitation percentage” is used to determine the minimum life insurance benefit.  The limitation percentage depends on which tax compliance test you choose.  See the “Guideline Premium Test” and the “Cash Value Accumulation Test” tables set forth in the Life Insurance Benefit section of this prospectus for additional information.

We will reduce the life insurance benefit proceeds by any outstanding indebtedness and any due and unpaid charges. We will increase the life insurance benefit proceeds by any additional insurance benefits you add by rider.  We may pay benefits under the Policy in a lump sum or under one of the settlement options set forth in the Policy.

The Policy allows you to choose between two life insurance tax compliance tests: the guideline premium test and the cash value accumulation test. You can choose either tax compliance test with any of the three life insurance benefit options. Your election may affect the amount of the life insurance benefit proceeds and the monthly deduction.  Once chosen, the test may not be changed.  You should consult a tax advisor when choosing a tax test.

Change in Life Insurance Benefit Option and Face Amount.  After the first Policy year, you may change the life insurance benefit option or increase or decrease the face amount by sending a written request to our home office.  Any increase in face amount will require proof of insurability and will result in additional charges.  Changes in life insurance benefit options may require proof of insurability.  We do not allow changes between life insurance benefit options 2 and 3.  Changing the life insurance benefit option or the face amount may have tax consequences.

Cash Value

•   Cash value is the sum of your Policy's value in each subaccount, the fixed account, and the loan account.  It is the starting point for calculating important values under the Policy, such as net cash value and the life insurance benefit. There is no guaranteed

2

minimum cash value. The Policy may lapse if you do not have sufficient cash value in the Policy to pay the monthly deductions and/or any outstanding loan amount(s).

Transfers
•	You can transfer cash value among the subaccounts and the fixed account subject to certain restrictions. You currently may make transfers in writing or by fax to our home office.

•	We reserve the right to charge a $25 transfer processing fee for each transfer after the first 12 transfers in a Policy year.

•	An asset rebalancing program is available.

•
After the first Policy year, you may make one transfer per Policy year from the fixed account.  We must receive your request to transfer from the fixed account within 30 days after a Policy anniversary.  The maximum amount that may be transferred is the greater of 25% of the then-current value of the fixed account or the amount transferred in the prior Policy year from the fixed account.

•	We reserve the right to impose severe restrictions on, or even eliminate the transfer privilege. See “Disruptive Trading and Market Timing.”

Loans
•
After the first Policy year (as long as your Policy is in force), you may take a loan against the Policy of up to 90% of the net cash value on that date.  We may permit a loan before the first Policy anniversary for Policies issued pursuant to a transfer of cash values from another life insurance policy under Section 1035 (a) of the Internal Revenue Code (the “Code”).  The minimum loan amount is $500.

•
We currently charge interest of 2.75% annually in Policy Years 1-30 and 2.10% annually in Policy Years 31+ on any outstanding indebtedness. This charge may increase, but is guaranteed not to exceed 4.00%.  Interest is added to the amount of the loan to be repaid.

•
To secure the loan, we transfer a portion of your cash value to the loan account. The loan account is part of our general account. We will credit 2.00% interest annually on amounts in the loan account.

•
Loans may have tax consequences.  In particular, Federal income taxes and a penalty tax may apply to loans you take from or secure by the Policy if it is a modified endowment contract.  See “Federal Income Tax Considerations.”

Partial Withdrawals and Surrenders
•
You may take partial withdrawals of cash value after the first Policy year.  The amount of the withdrawal must be at least $500, and the remaining net cash value following a withdrawal may not be less than $500.

•	We reserve the right to deduct a processing fee equal to $25 or 2% of the amount you withdraw (whichever is less) pro rata from each of the subaccounts and the fixed account.

•
The cash value and the net cash value will be reduced, as of the date of payment, by the amount of any partial withdrawal that you make, including any processing fee.  Withdrawals taken at any time, but especially during periods of poor investment performance, could considerably reduce or eliminate some benefits or guarantees of the Policy.

•
If you select life insurance benefit option 1, a partial withdrawal will reduce the face amount by the amount of the withdrawal.  If you select life insurance benefit option 2, a partial withdrawal will not reduce the face amount.  If you select life insurance benefit option 3 and the partial withdrawal is greater than the sum of the premiums paid, the face amount is reduced by the amount of the partial withdrawal minus the sum of the premiums paid; otherwise the face amount is not reduced.  In no event will the face amount be reduced below $1,000.00.

•
You may fully surrender the Policy at any time before the insured’s death.  Life insurance coverage will end.  You will receive the net cash value.  There are no surrender charges on this Policy, but there is a monthly deferred sales load in Policy years 2-7.

3

•	A partial withdrawal or surrender may have tax consequences.

Tax Benefits
A Policy must satisfy certain requirements set forth in the Code in order to qualify as a life insurance policy for federal income tax purposes and to receive the tax treatment normally accorded life insurance policies under federal tax law. Guidance as to how these requirements are to be applied is limited. Nevertheless, we believe that a Policy issued on the basis of a standard rate class should generally satisfy the applicable Code requirements.

If the Policy satisfies the definition of life insurance under the Code, the life insurance benefit generally should be excludable from the taxable income of the recipient.  In addition, you should not be deemed to be in constructive receipt of the cash value, and therefore should not be taxed on increases (if any) in the cash value until you take out a loan or partial withdrawal or surrender the Policy.  Transfers between the subaccounts are not taxable transactions.

Personalized Illustrations
You may request personalized illustrations that reflect your own particular circumstances.  These hypothetical illustrations may help you to:

•	understand the long-term effects of different levels of investment performances,
•	understand the charges and deductions under the Policy, and
•	compare the Policy to other life insurance policies.

These hypothetical illustrations also show the value of the annual premiums accumulated with interest and demonstrate that the net cash value may be low (compared to the premiums paid plus accumulated interest) especially if you surrender the Policy in the early Policy years.  Therefore, you should not purchase the Policy as a short-term investment.  The personalized illustrations are based on hypothetical rates of return and are not a representation or guarantee of investment returns or cash value.

Policy Risks

Investment Risks
You may allocate your Policy’s cash value to one or more subaccounts, which invest in a designated portfolio.  You will be subject to the risk that the investment performance of the subaccounts will be unfavorable and that the cash value in your Policy will decrease.  You could lose everything you invest and your Policy could lapse without value, unless you pay additional premiums.  If you allocate premiums to the fixed account, we will credit your fixed account value with a declared rate of interest.  You assume the risk that the interest rate on the fixed account may decrease, although it will never be lower than a guaranteed minimum annual effective rate of 2.00%.

Risk of Lapse
Your Policy may lapse if loans, partial withdrawals, the monthly deductions and insufficient investment returns reduce the net cash value to zero.  The Policy will enter a 62-day late period if on any monthly deduction day the net cash value (the cash value minus any outstanding indebtedness) is not enough to pay the monthly deduction due, and then your Policy will lapse unless you make a sufficient payment during the late period.

If you take a partial withdrawal or Policy loan, if you make changes in the life insurance benefit option or the face amount, or if you add, increase or decrease a rider, you may increase the risk of a lapse.

A Policy lapse may have adverse tax consequences.

You may reinstate this Policy within five years after it has lapsed (and before the insured reaches age 100), if the insured meets our insurability requirements and you pay the amount we require.

Tax Risks (Income Tax and MEC)
A Policy must satisfy certain requirements set forth in the Code in order to qualify as a life insurance policy for federal income tax purposes and to receive the tax treatment normally accorded life insurance policies under federal tax law. Guidance as to how

4

these requirements are to be applied is limited. Nevertheless, we believe that a Policy issued on the basis of a standard rate class should generally satisfy the applicable Code requirements. In the absence of guidance, however, there is less certainty with respect to Policies issued on a substandard basis, particularly if you pay the full amount of premiums.

Depending on the total amount of premiums you pay, the Policy may be treated as a modified endowment contract ("MEC") under federal tax laws. If a Policy is treated as a MEC, partial withdrawals, surrenders and loans will be taxable as ordinary income to the extent there are earnings in the Policy. In addition, a 10% penalty tax may be imposed on partial withdrawals, surrenders and loans taken before you reach age 59 ½.  All MECs that we (and/or our affiliates) issue to the same owner in the same calendar year are treated as one MEC for purposes of determining the amount includible in the owner’s income when a taxable distribution occurs.  If a Policy is not treated as a MEC, partial withdrawals, surrenders and loans generally will not be subject to tax to the extent of your investment in the Policy, and amounts in excess of your investment in the Policy, while subject to tax as ordinary income, will not be subject to a 10% penalty tax. See “Federal Income Tax Considerations.”  You should consult a qualified tax advisor for assistance in all tax matters involving your Policy.

Load Risk
The payment of higher premium amounts during the first Policy year will result in higher amounts being subject to the deferred sales charge in Policy years 2-7.  When deciding upon the appropriate amount and timing of premium payments, you should consider the combined effect of the percent of premium load and the deferred sales charge.

Loan Risks
A Policy loan, whether or not repaid, will affect cash value over time because we subtract the amount of the loan from the subaccounts and the fixed account and place that amount in the loan account as collateral. We then credit a fixed interest rate of 2.00% to the loan account. As a result, the loan account does not participate in the investment results of the subaccounts and may not continue to receive the current interest rates credited to the unloaned portion of the fixed account. The longer the loan is outstanding, the greater the effect is likely to be. Depending on the investment results of the subaccounts and the interest rate credited to the fixed account, the effect could be favorable or unfavorable.

We currently charge interest of 2.75% annually in Policy Years 1-30 and 2.10% annually in Policy Years 31+ on any outstanding indebtedness. This charge may increase, but is guaranteed not to exceed 4.00%.  Interest is added to the amount of the loan to be repaid.

A Policy loan could make it more likely that a Policy would lapse.

If a loan from a Policy is outstanding when the Policy is canceled or lapses, the amount of the outstanding indebtedness will be taxed as if it were a withdrawal from the Policy.  A loan taken out from a Policy that is a MEC is taxed as if it were a withdrawal from the Policy.

Risk of an Increase in Current Fees and Expenses
Certain fees and expenses currently are assessed at less than their guaranteed maximum levels. In the future, we may increase these current charges up to the guaranteed (that is, maximum) levels. If fees and expenses are increased, you may need to increase the amount and/or frequency of premiums to keep the Policy in force.

Risk of Agent/Registered Representative Actions
The registered representative/agent of record for your Policy may change your allocation instructions for you, and may make transfers among the subaccounts or from the subaccounts to the fixed account on your behalf.  You will be bound by these actions of your registered representative/agent of record.  You assume the risk that the registered representative/agent of record for your Policy will allocate premium or make transfers that you would not have made and/or that result in a reduction in cash value.

PORTFOLIO RISKS

A comprehensive discussion of the risks of each portfolio may be found in each portfolio’s prospectus.  Please refer to the prospectuses for the portfolios for more information.

There is no assurance that any of the portfolios will achieve its stated investment objective.

5

FEE TABLES

The following tables describe the fees and expenses that are payable (directly and indirectly) when buying and owning a Policy.  If the amount of a charge depends on the personal characteristics of the insured or the owner, the fee table lists the minimum and maximum charges we assess under the Policy, as well as the fees and charges of a typical insured, with the characteristics set forth in the table.  These charges may not be typical of the charges you will pay.  (In certain cases, different charges apply to Policies issued before January 1, 2010; see footnotes below).

The first table describes the fees and expenses that are payable when buying the Policy, paying premiums, making partial withdrawals from the Policy or transferring Policy cash value among the subaccounts and the fixed account.

Transaction Fees
Charge	When Charge is Deducted	Amount Deducted Maximum Guaranteed Charge the Policy Allows	Amount Deducted Current Charge at Time of Policy Issue
Percent of Premium Load1	Upon receipt of premium	15.00% of each premium received
12.00% of premium received up to target premium2 and 0% of premium received in excess of target in Policy year 1; 9.00% of premium received up to target premium and 0% of premium received in excess of target in Policy years 2-4; 2.50% of premium received up to target premium and 0% of premium received in excess of target in Policy years 5-7; 2.10% of premium received up to target premium and 0% of premium received in excess of target in Policy years 8-10; and 0.50% of premium received up to target premium and 0% of premium received in excess of target in Policy years 11+.

Partial Withdrawal Charge	Upon withdrawal	$25.00	$0
Transfer Charge	Upon each transfer beyond 12 transfers in any Policy year	$25.00 for each transfer in excess of 12 per Policy year	$0

1 Different current charges apply to Policies issued before January 1, 2010.  For these policies, the highest current percent of premium load deduction is: 12.50% of premium received up to the target premium in Policy year 1; 11.00% of premium received up to the target premium in Policy years 2-4; 4.10% of premium received up to the target premium in Policy years 5-7; 2.10% of premium received up to the target premium in Policy years 8-10;

6

0.50% of premium received up to the target premium in Policy years 11+; and 2.80% current percent of premium load on excess of target premium for Policy years 1-30.  The maximum guaranteed percent of premium load is 15.00% of each premium payment.

2 The “target premium” is not the planned premium that you intend to pay. The target premium is used to calculate the percent of premium load and monthly deferred sales charge. Under most circumstances, the target premium is the maximum premium that can be paid in a Policy year without the Policy becoming a modified endowment contract. Target premiums vary depending on the insured’s gender, issue age and underwriting class.

The table below describes the fees and expenses that a policy owner will pay periodically during the time that you own the Policy, not including portfolio fees and expenses.

Periodic Charges Other Than Portfolio Operating Expenses
Charge	When Charge is Deducted	Amount Deducted Maximum Guaranteed Charge the Policy allows	Amount Deducted Current Charge at time of Policy Issue
Monthly Contract Charge1	On the effective date (date of issue) and on each monthly deduction day	$10.00 per month	$5.00 per month
Cost of Insurance2 (without extra ratings)3
♦ Minimum Charge	On the effective date and on each monthly deduction day	$0.04 per month per $1000 of net amount at risk 5(Female, Non-Tobacco, Age 20, Medical Issue)	$0.0085 per month per $1000 of net amount at risk (Female, Non-Tobacco, Age 20, Medical Issue)
♦ Maximum Charge	On the effective date and on each monthly deduction day	$29.19 per month per $1000 of net amount at risk (Male, Tobacco, Age 99, Guaranteed Issue)	$21.25 per month per $1000 of net amount at risk (Male, Tobacco, Age 99, Guaranteed Issue)

7

Charge for a Male, age 48, Guaranteed Issue, during the first Policy year	On the effective date and on each monthly deduction day	$0.29 per month per $1000 of net amount at risk	$0.02 per month per $1000 of net amount at risk
Cost of Insurance2 if Experience Credits Rider is elected4 (without extra ratings)3
♦ Minimum Charge	On the effective Date and on each monthly deduction day	$0.04 per month per $1000 of net amount at risk5 (Female, Non-Tobacco, Age 20, Medical Issue)	$0.0102 per month per $1000 of net amount at risk (Female, Non-Tobacco, Age 20, Medical Issue)
♦ Maximum Charge	On the effective Date and on each monthly deduction day	$29.19 per month per $1000 of net amount at risk (Male, Tobacco, Age 99, Guaranteed Issue)	$25.50 per month per $1000 of net amount of risk (Male, Tobacco, Age 99, Guaranteed Issue)
Charge for a Male, age 48, Guaranteed Issue, during the first Policy year	On the effective Date and on each monthly deduction day	$0.29 per month per $1000 of net amount at risk	$0.025 per month per $1000 of net amount at risk
Mortality and Expense Risk Charge6	On the effective date and on each monthly deduction day	2.00% (annually) of the average cash value	0.75% (annually) of the average cash value in Policy years 1 – 30, 0.10% (annually) of the average cash value in Policy years 31+
Loan Interest Spread7	On Policy anniversary or earlier, as applicable8	2.00% (annually)	0.75% (annually) in Policy years 1 – 30; and 0.10% (annually) in Policy years 31+
Monthly Deferred Sales Load9	On each monthly deduction day during Policy years 2-7	0.30% of all premium received in Policy year 1	0.250% of the premium received up to target premium in Policy year 1, and 0% of premium received in excess of target premium in Policy year 1
Term Life Insurance Rider10

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♦ Minimum Charge	On the effective date (date of issue) and on each monthly deduction day	$0.04 per month per $1000 of net amount at risk	$0.0085 per month per $1000 of net amount at risk
♦ Maximum Charge	On the effective date (date of issue) and on each monthly deduction day	$29.19 per month per $1000 of net amount at risk	The maximum amount you may borrow is 90% of the net cash value. $25.68 per month per $1000 of net amount at risk
Charge for a Male, age 48, Guaranteed Issue	On the effective date (date of issue) and on each monthly deduction day	$0.29 per month per $1000 of net amount at risk	$0.02 per month per $1000 of net amount at risk

1 For Policies issued prior to January 1, 2010, the monthly contract charge is $5.00 for Policy years 1 – 20.  The highest current monthly contract charge is $5.00 per month in all Policy years. The maximum guaranteed charge is $10.00 per month in all Policy years.
2Current cost of insurance rates vary based on a number of factors.  The factors that are currently the most material are: the insured’s age, sex, underwriting class and the Policy duration.  The cost of insurance charges shown in the table may not be representative of the charges you will pay.  Your Policy's specifications page will indicate the guaranteed cost of insurance charge applicable to your Policy.  You can obtain more information about your cost of insurance charges by contacting your registered representative or the home office listed on the back cover.   Cost of insurance charges may be higher if a death benefit rider is in effect.  See “Death Benefit Enhancement Riders.”   Different current cost of insurance charges apply to Policies issued before January 1, 2010.
3 We may place an insured in a substandard underwriting class with extra ratings that reflect higher mortality risks and that result in higher cost of insurance rates. If the insured presents additional mortality risks, we may add a surcharge to the cost of insurance rates.
4 If the owner selects the experience credits rider, the cost of insurance charge is increased by 20% to fund a claims stabilization reserve.  Overall Policy costs may be less over time if experience credits are paid due to better claims experience for the group of cases than anticipated.  Please refer to the Supplemental Benefit Riders section for more details.
5 The net amount at risk equals the life insurance benefit on a monthly deduction day, minus the cash value as of the monthly deduction day.
6 Different current mortality and expense risk charges apply to Policies issued before January 1, 2010. The highest current mortality and expense risk charge is 0.90% (annually) in Policy years 1-9; 0.15% (annually) in Policy years 10+.  The maximum guaranteed charge for these Policies is 2.00% (annually) in all years.
7 The Loan Interest Spread is the difference between the amount of interest we charge you for a loan (guaranteed not to exceed a maximum of 4.00% annually) and the amount of interest we credit to the amount in your loan account (the interest we credit to amounts in the loan account is 2.00% annually).  See Maximum Loan Account Interest Rate.
8 While a Policy loan is outstanding, loan interest is charged in arrears on each Policy anniversary or, if earlier, on the date of loan repayment, Policy lapse, surrender, Policy termination or the insured’s death.
9 The charge on premium received in excess of target premium may be applicable where the contract is a modified endowment contract and qualifies as a life insurance contract.  Under most circumstances, the target premium is the maximum premium that can be paid in a Policy year without the Policy becoming a modified endowment contract.  Different current monthly deferred sales loads apply for Policies issued before
January 1, 2010.  The highest current monthly deferred sales load is 0.300% of the premium received up to target premium in Policy year 1 and 0.034% of premium received in excess of target premium in Policy year 1.  The

9

maximum guaranteed charge is 0.300% of all premium received in Policy year 1.

10 The charge for this rider varies based on the issue age, duration, sex, underwriting class, and term insurance amount.  Charges based on actual age may increase as the insured ages.  The rider charges shown in the table may not be representative of the charges you will pay.  The rider will indicate the maximum guaranteed rider charges applicable to your Policy.  You can obtain more information about your rider charges by contacting your registered representative or the home office listed on the back cover. Different term life insurance rider charges apply to Policies issued before January 1, 2009.

The following table shows the lowest and highest total operating expenses (before any fee waiver or expense reimbursement) charged by any of the portfolios for the fiscal year ended December 31, 2011 . These expenses may be different in the future.  More detail concerning each portfolio’s fees and expenses is contained in the prospectus for each portfolio.

Total Annual Portfolio Operating Expenses	Lowest	Highest
(total of all expenses that are deducted from portfolio assets, including management fees, distribution (12b-1) and other expenses)	0.17%	4.57%

Annual Portfolio Operating Expenses
(expenses deducted from portfolio assets)

The purpose of this table is to help you understand the various costs and expenses that you will bear directly and indirectly. The table reflects charges and expenses of the portfolios for the fiscal year ended December 31, 2011 (except as noted in the footnotes).  The information in this table (and in the footnotes thereto) was provided to Transamerica Life by the applicable portfolio.  Transamerica Life has not independently verified such information. Expenses of the portfolios may be higher or lower in the future.  The percentages given are annual rates.  For more information on the portfolio expenses described in this table, see the portfolio prospectuses, which accompany this prospectus.

Portfolio	Management Fees	Other Expenses	12b-1 Fees	Acquired Fund Fees* and Expenses	Gross Total Annual Expenses	Fees and Expenses Contractually Waived or Reimbursed	Total Net Annual Expenses
AFIS Global Small Capitalization Fund (Class 2)	0.70%	0.04%	0.25%	NA	0.99%	NA	0.99%
AFIS Growth Fund (Class 2)	0.32%	0.02%	0.25%	NA	0.59%	NA	0.59%
AFIS International Fund (Class 2)	0.49%	0.04%	0.25%	NA	0.78%	NA	0.78%
AFIS New World Fund (Class 2)	0.73%	0.05%	0.25%	NA	1.03%	NA	1.03%
Columbia Variable Portfolio Small Cap Value Fund (Class 1) 1,2,3	0.87%	0.12%	NA	0.02%	1.01%	0.11%	0.90%
DFA VA Global Bond Portfolio 4	0.24%	0.05%	NA	NA	0.29%	NA	0.29%
DFA VA International Small Portfolio	0.50%	0.12%	NA	NA	0.62%	NA	0.62%
DFA VA International Value Portfolio	0.40%	0.09%	NA	NA	0.49%	NA	0.49%

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DFA VA Short-Term Fixed Portfolio	0.25%	0.04%	NA	NA	0.29%	NA	0.29%
DFA VA U.S. Large Value Portfolio	0.25%	0.04%	NA	NA	0.29%	NA	0.29%
DFA VA U.S. Targeted Value Portfolio	0.35%	0.05%	NA	NA	0.40%	NA	0.40%
DWS Small Cap Index VIP (Class A) 5	0.35%	0.17%	NA	0.05%	0.57%	0.02%	0.55%
Fidelity VIP Balanced Portfolio (Initial Class) 6	0.41%	0.13%	NA	0.02%	0.56%	NA	0.56%
Fidelity VIP Contrafund® Portfolio (Initial Class)	0.56%	0.09%	NA	NA	0.65%	NA	0.65%
Fidelity VIP Growth Portfolio (Initial Class)	0.56%	0.10%	NA	NA	0.66%	NA	0.66%
Fidelity VIP High Income Portfolio (Initial Class)	0.57%	0.12%	NA	NA	0.69%	NA	0.69%
Fidelity VIP Mid Cap Portfolio (Initial Class)	0.56%	0.10%	NA	NA	0.66%	NA	0.66%
First Eagle Overseas Variable Fund	0.75%	0.25%	0.25%	NA	1.25%	NA	1.25%
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio (Class I) 7,8	0.45%	0.14%	NA	0.18%	0.77%	0.06%	0.71%
Ibbotson Balanced ETF Asset Allocation Portfolio (Class I) 9,10	0.45%	0.08%	NA	0.17%	0.70%	0.00%	0.70%
Ibbotson Conservative ETF Asset Allocation Portfolio (Class I) 11,12	0.45%	0.18%	NA	0.16%	0.79%	0.10%	0.69%
Ibbotson Growth ETF Asset Allocation Portfolio (Class I) 13,14	0.45%	0.09%	NA	0.17%	0.71%	0.01%	0.70%
Ibbotson Income and Growth ETF Asset Allocation Portfolio (Class I) 15,16	0.45%	0.10%	NA	0.17%	0.72%	0.02%	0.70%
Invesco V.I. Diversified Dividend Fund (Series I Shares) 17, 18	0.52%	0.15%	NA	NA	0.67%	NA	0.67%
Invesco V.I. Global Health Care Fund (Series I Shares) 19	0.75%	0.37%	NA	NA	1.12%	NA	1.12%
Invesco V.I. Mid Cap Core Equity Fund (Series I Shares) 19	0.73%	0.30%	NA	NA	1.03%	NA	1.03%
Invesco V.I. Small Cap Equity Fund (Series I Shares) 20	0.74%	0.32%	NA	NA	1.06%	NA	1.06%
Invesco V.I. Technology Fund (Series I Shares) 19	0.75%	0.37%	NA	NA	1.12%	NA	1.12%
Invesco Van Kampen V.I. Mid Cap Growth Fund (Series I Shares) 21, 22, 23	0.75%	0.33%	NA	NA	1.08%	NA	1.08%
Invesco Van Kampen V.I. Mid Cap Value Fund (Series I Shares) 24	0.72%	0.25%	NA	NA	0.97%	NA	0.97%
Janus Aspen Balanced Portfolio (Institutional Shares)	0.55%	0.03%	NA	NA	0.58%	NA	0.58%
Janus Aspen Enterprise Portfolio (Institutional Shares)	0.64%	0.05%	NA	NA	0.69%	NA	0.69%
Janus Aspen Flexible Bond Portfolio (Institutional Shares)	0.52%	0.06%	NA	NA	0.58%	0.03%	0.55%
Janus Aspen Forty Portfolio (Institutional Shares)	0.64%	0.07%	NA	NA	0.71%	NA	0.71%
Janus Aspen Janus Portfolio (Institutional Shares)	0.56%	0.07%	NA	NA	0.63%	NA	0.63%

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Janus Aspen Overseas Portfolio (Institutional Shares)	0.60%	0.06%	NA	NA	0.66%	NA	0.66%
Janus Aspen Perkins Mid Cap Value Portfolio (Institutional Shares)	0.67%	0.17%	NA	N/A	0.84%	NA	0.84%
Janus Aspen Worldwide Portfolio (Institutional Shares)	0.66%	0.05%	NA	NA	0.71%	NA	0.71%
PIMCO VIT All Asset Portfolio (Administrative Class) 25, 26, 27, 28, 29	0.43%	0.15%	NA	0.74%	1.32%	0.07%	1.25%
PIMCO VIT All Asset Portfolio (Institutional Class) 25, 26, 27 ,28 ,29	0.43%	NA	NA	0.74%	1.17%	0.07%	1.10%
PIMCO VIT High Yield Portfolio (Institutional Class)	0.60%	NA	NA	NA	0.60%	NA	0.60%
PIMCO VIT Real Return Portfolio (Institutional Class)	0.50%	NA	NA	NA	0.50%	NA	0.50%
PIMCO VIT Short-Term Portfolio (Institutional Class)	0.45%	NA	NA	NA	0.45%	NA	0.45%
PIMCO VIT Total Return Portfolio (Institutional Class)	0.50%	NA	NA	NA	0.50%	NA	0.50%
Royce Micro-Cap Portfolio (Investment Class) 30	1.25%	0.07%	NA	0.02%	1.34%	NA	1.34%
Royce Small-Cap Portfolio (Investment Class)	1.00%	0.05%	NA	NA	1.05%	NA	1.05%
T. Rowe Price Blue Chip Growth Portfolio	0.85%	NA	NA	NA	0.85%	NA	0.85%
T. Rowe Price Equity Income Portfolio	0.85%	NA	NA	NA	0.85%	NA	0.85%
T. Rowe Price International Stock Portfolio	1.05%	NA	NA	NA	1.05%	NA	1.05%
T. Rowe Price Mid-Cap Growth Portfolio	0.85%	NA	NA	NA	0.85%	NA	0.85%
T. Rowe Price New America Growth Portfolio	0.85%	NA	NA	NA	0.85%	NA	0.85%
Third Avenue Value Portfolio 31	0.90%	0.36%	NA	NA	1.26%	0.04%	1.30%
Van Eck VIP Multi-Manager Alternatives Fund (Initial Class)32	2.50%	1.48%	NA	0.59%	4.57%	1.58%	2.99%
Vanguard® VIF Balanced Portfolio	0.26%	0.03%	NA	NA	0.29%	NA	0.29%
Vanguard® VIF Capital Growth Portfolio	0.39%	0.03%	NA	NA	0.42%	NA	0.42%
Vanguard® VIF Diversified Value Portfolio	0.36%	0.03%	NA	NA	0.39%	NA	0.39%
Vanguard® VIF Equity Income Portfolio	0.30%	0.03%	NA	NA	0.33%	NA	0.33%
Vanguard® VIF Equity Index Portfolio	0.14%	0.03%	NA	NA	0.17%	NA	0.17%
Vanguard® VIF Growth Portfolio	0.36%	0.04%	NA	NA	0.40%	NA	0.40%
Vanguard® VIF High Yield Bond Portfolio	0.25%	0.04%	NA	NA	0.29%	NA	0.29%
Vanguard® VIF International Portfolio	0.46%	0.05%	NA	NA	0.51%	NA	0.51%
Vanguard® VIF Mid-Cap Index Portfolio	0.22%	0.04%	NA	NA	0.26%	NA	0.26%
Vanguard® VIF Money Market Portfolio	0.14%	0.04%	NA	NA	0.18%	NA	0.18%
Vanguard® VIF REIT Index Portfolio	0.24%	0.04%	NA	NA	0.28%	NA	0.28%

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	Vanguard® VIF Short-Term Investment-Grade Portfolio	0.17%	0.03%	NA	NA	0.20%	NA	0.20%
	Vanguard® VIF Small Company Growth Portfolio	0.38%	0.03%	NA	0.02%	0.43%	NA	0.43%
	Vanguard® VIF Total Bond Market Index Portfolio	0.18%	0.03%	NA	NA	0.21%	NA	0.21%
	Vanguard® VIF Total Stock Market Index Portfolio	NA	NA	NA	0.18%	0.18%	NA	0.18%

* “Acquired Fund” refers to any underlying fund (including, but not limited to, exchange-traded funds) in which a portfolio invests or has invested during the period.  Acquired fund fees and expenses are indirect expenses a portfolio may incur as a result of investing in shares of an underlying fund.

1	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
2	Other expenses have been restated to reflect contractual changes to the fees paid by the portfolio.
3
Columbia Management Investment Advisers, L.L.C., the investment manager, and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as any reorganization costs, transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2013, unless sooner terminated at the sole discretion of the portfolio’s board of trustees. Under this agreement, the portfolio’s net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.88% for Class 1 and 1.03% for Class 2.

4	The management fee for VA Global Bond Portfolio is 0.25% for the first $100 million of average net daily assets and 0.20% of average daily net assets exceeding $100 million.
5
Through April 30, 2013, the advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio's total annual operating expenses at  ratios no higher than 0.50% for Class A and 0.75% for Class B shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired funds (underlying funds) fees and expenses. The agreement may only be terminated with the consent of the portfolio’s board.

6	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the portfolio's prospectus because of acquired fund fees and expenses.
7
 The operating expenses in this fee table will not correlate to the expense ratio in the portfolio’s financial statements (or the financial highlights in its prospectus) because the financial statements include only the direct operating expenses incurred by the portfolio, not the indirect costs of investing in the underlying ETFs.

8
The adviser and subadviser have contractually agreed to jointly waive its management fee and subadvisory fee, respectively, and/or reimburse expenses so that Total Annual Portfolio Operating Expenses (not including acquired fund fees and expenses, taxes, brokerage commissions and extraordinary expenses) do not exceed a maximum of 0.53% of Class I shares average daily net assets through April 29, 2014. This agreement may only be terminated during the period by the portfolio’s board of trustees of the trust.

9
The operating expenses in this fee table will not correlate to the expense ratio in the portfolio’s financial statements (or the financial highlights in its prospectus) because the financial statements include only the direct operating expenses incurred by the portfolio, not the indirect costs of investing in the underlying ETFs.

10
The adviser and subadviser have contractually agreed to jointly waive its management fee and subadvisory fee, respectively, and/or reimburse expenses so that Total Annual Portfolio Operating Expenses (not including acquired fund fees and expenses, taxes, brokerage commissions and extraordinary expenses) do not exceed a maximum of 0.53% of Class I shares average daily net assets through April 29, 2014. This agreement may only be terminated during the period by the portfolio’s board of trustees of the trust.

11
The operating expenses in this fee table will not correlate to the expense ratio in the portfolio’s financial statements (or the financial highlights in its prospectus) because the financial statements include only the direct operating expenses incurred by the portfolio, not the indirect costs of investing in the underlying ETFs.

13

12
The adviser and subadviser have contractually agreed to jointly waive its management fee and subadvisory fee, respectively, and/or reimburse expenses so that Total Annual Portfolio Operating Expenses (not including acquired fund fees and expenses, taxes, brokerage commissions and extraordinary expenses) do not exceed a maximum of  0.53% of Class I shares average daily net assets through April 29, 2014. This agreement may only be terminated during the period by the board of trustees of the trust.

13
The operating expenses in this fee table will not correlate to the expense ratio in the portfolio’s financial statements (or the financial highlights in its prospectus) because the financial statements include only the direct operating expenses incurred by the portfolio, not the indirect costs of investing in the underlying ETFs.

14
The adviser and subadviser have contractually agreed to jointly waive its management fee and subadvisory fee, respectively, and/or reimburse expenses so that Total Annual Portfolio Operating Expenses (not including acquired fund fees and expenses, taxes, brokerage commissions and extraordinary expenses) do not exceed a maximum of  0.53% of Class I shares average daily net assets through April 29, 2014. This agreement may only be terminated during the period by the board of trustees of the trust.

15
 The operating expenses in this fee table will not correlate to the expense ratio in the portfolio’s financial statements (or the financial highlights in its prospectus) because the financial statements include only the direct operating expenses incurred by the portfolio, not the indirect costs of investing in the underlying ETFs.

16
The adviser and subadviser have contractually agreed to jointly waive its management fee and subadvisory fee, respectively, and/or reimburse expenses so that Total Annual Portfolio Operating Expenses (not including acquired fund fees and expenses, taxes, brokerage commissions and extraordinary expenses) do not exceed a maximum of 0.53% of Class I shares average daily net assets through April 29, 2014. This agreement may only be terminated during the period by the board of trustees of the trust.

17
The adviser has contractually agreed, through at least April 30, 2013, to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement of Series I shares to 0.77% of average daily net assets.  In determining the adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the numbers reflected above: (i) interest; (ii) taxes;  (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; (v) expenses that the portfolio has incurred but did not actually pay because of an expense offset arrangement.  Unless the board of trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on April 30, 2013.

18	On April 30, 2012, Invesco V.I. Dividend Growth Fund (Series I) was renamed Invesco V.I. Diversified Dividend Fund (Series I).
19
The adviser has contractually agreed, through at least April 30, 2013, to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement of Series I shares to 1.30% of average daily net assets.  In determining the adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the numbers reflected above: (i) interest; (ii) taxes;  (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; (v) expenses that the portfolio has incurred but did not actually pay because of an expense offset arrangement.  Unless the board of trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on April 30, 2013.

20
The adviser has contractually agreed, through at least April 30, 2013, to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement of Series I shares to 1.15% of average daily net assets.  In determining the adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the numbers reflected above: (i) interest; (ii) taxes;  (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; (v) expenses that the portfolio has incurred but did not actually pay because of an expense offset arrangement.  Unless the board of trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on April 30, 2013.

21	Total Annual Portfolio Operating Expenses have been restated and reflect the reorganization of one of more affiliated investment companies into the portfolio.

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22
The Adviser has contractually agreed, through at least June 30, 2014, to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements of Series I shares to 1.09% of average daily net assets. In determining the adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the numbers reflected above: (i) interest; (ii) taxes;  (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; (v) expenses that the portfolio has incurred but did not actually pay because of an expense offset arrangement.  Unless the board of trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2014.

23	On April 27, 2012, Invesco V.I. Capital Development Fund (Series I) merged into Invesco Van Kampen V.I. Mid Cap Growth Fund (Series I).
24	On July 15, 2012, Invesco Van Kampen V.I. Mid Cap Value Fund (Series I) will be renamed Invesco Van Kampen V.I. American Value Fund (Series I).
25
Acquired Fund Fees and Expenses include interest expense of 0.02%. Interest expense is based on the amount incurred during an underlying PIMCO portfolio’s most recent fiscal year as a result of entering into certain investments, such as reverse repurchase agreements. Interest expense is required to be treated as an expense of the underlying PIMCO portfolio for accounting purposes and is not payable to PIMCO.  The amount of interest expense (if any) will vary based on the underlying PIMCO portfolio’s use of such investments as an investment strategy.

26	Total Annual Portfolio Operating Expenses excluding interest expense of the underlying PIMCO portfolios is 1.295% and 1.145% for the Administrative Class, Institutional Class shares, respectively.
27
Total Annual Portfolio Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the portfolio as set forth in the Financial Highlights table of the prospectus, because the Ratio of Expenses to Average Net Assets reflects the operating expenses of the portfolio and does not include Acquired Fund Fees and Expenses.

28
PIMCO has contractually agreed, through May 1, 2013, to reduce its advisory fee to the extent that the underlying PIMCO portfolio expenses attributable to advisory and supervisory and administrative fees exceed 0.64% of the total assets invested in underlying PIMCO portfolios.  PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.  The fee reduction is implemented based on a calculation of underlying PIMCO portfolio expenses attributable to advisory and supervisory and administrative fees that is different from the calculation of Acquired Fund Fees and Expenses listed in the table above.

29
Total Annual Portfolio Operating Expenses After Expense Reimbursement excluding interest expense of the underlying PIMCO portfolios is 1.225% and 1.075% for the Administrative Class and Institutional Class, respectively.

30
Total Annual Portfolio Operating Expenses may differ from the expense ratio in the Portfolio's Financial Highlights because they include only the portfolio's direct operating expenses and do not include acquired portfolio fees and expenses, which reflect the estimated amount of the fees and expenses incurred indirectly by the portfolio through its investments in mutual funds, hedge funds, private equity funds and other investment companies.

31
Third Avenue Management LLC, the adviser, has contractually agreed, for a period of one year from the date of this portfolio’s prospectus, to defer receipt of advisory fees and/or reimburse portfolio expenses in order to limit Total Annual Portfolio Operating Expenses after expense limitation (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to 1.30% of average daily net assets subject to later reimbursement in certain circumstances (the "Expense Limitation Agreement").  For up to 36 months from the time of any deferral, reimbursement, or payment pursuant to the above-described contractual expense limitations, the adviser may recover the portfolio fees deferred and expenses paid to the extent that such repayment would not cause the Total Annual Portfolio Operating Expenses after Expense Limitation to exceed the contractual expense limitation amounts set forth above, but any repayment will not include interest.  The adviser recovered previously waived fees of 0.04% for the portfolio for year ended December 31, 2011.  The Expense Limitation Agreement can only be amended by agreement of the adviser and the portfolio’s independent trustees to lower Total Annual Portfolio Operating Expenses and will terminate automatically in the event of termination of the portfolio’s investment management agreement by one of the parties, effective upon the effectiveness of such termination.

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Van Eck Associates Corporation, the adviser, has agreed to waive fees and/or pay portfolio expenses to the extent necessary to prevent the operating expense of the portfolio (excluding acquired fund fees and expenses, interest expense, trading expenses, dividends on securities sold short, taxes and extraordinary expenses) from exceeding 2.15% of the portfolio's average daily net assets per year until May 1, 2013.  During such time, the expense limitation is expected to continue until the portfolio’s board of trustees acts to discontinue all or a portion of such expense limitation.

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For information concerning compensation paid for the sale of the Policies, see “Sales of the Policies.”

TRANSAMERICA LIFE, THE SEPARATE ACCOUNT, THE FIXED ACCOUNT AND THE PORTFOLIOS

Transamerica Life

Transamerica Life Insurance Company (“Transamerica Life”) is the insurance company issuing the Policy.  Transamerica Life’s home office is located at 4333 Edgewood Road NE, Cedar Rapids, IA 52499. We are obligated to pay all benefits under the Policy.  Many financial services companies, including insurance companies, have been facing challenges in this unprecedented economic and market environment, and we are not immune to those challenges.  We know it is important for you to understand how these events may impact your account value and our ability to meet the guarantees under the Policies.

Assets in the Separate Account.  You assume all of the investment risk for account value allocated to the subaccounts.  Your cash value in the subaccounts is part of the assets of the separate account.  These assets are segregated and insulated from our general account, and may not be charged with liabilities arising from any other business that we may conduct.  See “The Separate Account.”

Assets in the General Account. Any guarantees under the Policies that exceed your cash value, such as those associated with any life insurance benefits, are paid from our general account (not the separate account).  Therefore, any amounts that we may be obligated to pay under the Policies in excess of cash value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments.  The assets of the separate account, however, are also available to cover the liabilities of our general account, but only to the extent that the separate account assets exceed the separate account liabilities arising under the Policies supported by it.  We issue other types of insurance policies and financial products as well and we pay our obligations under these products from our assets in the general account.   The general account is subject to claims made on the assets of the insurance company.  An investor should look to the financial strength of the insurance company with regard to the insurance company guarantees.

Our Financial Condition.  As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our general account.  In order to meet our claims-paying obligations, we monitor our reserves so that we hold sufficient amounts to cover actual or expected claims payments.  However, it is important to note that there is no guarantee that we will always be able to meet our claims paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations.  These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our general account assets, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in market value of these investments.

How to Obtain More Information.  We encourage both existing and prospective policy owners to read and understand our financial statements.  We prepare our financial statements on a statutory basis.  Our financial statements, which are presented in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa—as well as the financial statements of the separate account—are located in the SAI.  For a free copy of the SAI, simply call or write us at the phone number or address of our home office referenced earlier in this prospectus.  In addition, the SAI is available on the SEC’s website at http://www.sec.gov.

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The Separate Account

The separate account is a separate account of Transamerica Life, established under Iowa law.  We own the assets in the separate account, and we may use assets in the separate account to support other variable life insurance policies we issue.  The separate account is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”).

The separate account is divided into subaccounts, each of which invests in shares of a specific life insurance fund portfolio. These subaccounts buy and sell portfolio shares at net asset value without any sales charge. Any dividends and distributions from a portfolio are reinvested at net asset value in shares of that portfolio.

Income, gains and losses credited to, or charged against, a subaccount of the separate account reflect the subaccount's own investment experience and not the investment experience of our other assets. The separate account's assets may not be used to pay any of our liabilities other than those arising from the Policies and other variable life insurance policies we issue. If the separate account's assets exceed the required reserves and other liabilities, we may transfer the excess to our general account.

The Fixed Account

The fixed account is part of Transamerica Life’s general account.  We use general account assets to support our insurance and annuity obligations other than those funded by separate accounts.  Subject to applicable law, Transamerica Life has sole discretion over the investment of the fixed account's assets.  Transamerica Life bears the full investment risk for all amounts contributed to the fixed account.  (Transamerica Life’s guaranteed interest rate for amounts in the fixed account is .16516% per month and is compounded monthly, the equivalent of 2% compounded annually.)

Money you place in the fixed account will earn interest compounded daily at the current interest rate in effect at the time of your allocation.  We may declare current interest rates from time to time, at our discretion.  We may declare more than one interest rate for different money based upon the date of allocation or transfer to the fixed account.  You bear the risk that interest we credit will not exceed 2.0%.

The fixed account has not been registered with the Securities and Exchange Commission, and the staff of the Securities and Exchange Commission has not reviewed the disclosure in this prospectus relating to the fixed account.

The Portfolios

The subaccounts of the separate account invest in shares of the corresponding portfolios.  Each portfolio is part of a series fund, which is registered with the SEC as an open-end management investment company. Such registration does not involve supervision of the management or investment practices or policies of the portfolios by the SEC.

Each portfolio's assets are held separate from the assets of the other portfolios, and each portfolio has investment objectives and policies that are different from those of the other portfolios.  Thus, each portfolio operates as a separate investment fund, and the income or losses of one portfolio has no effect on the investment performance of any other portfolio. Pending any prior approval by a state insurance regulatory authority, certain subaccounts and corresponding portfolios may not be available to residents of some states.

Each portfolio's investment objective(s), policies and investment adviser (and where applicable, the investment sub-adviser) are summarized below. There is no assurance that any portfolio will achieve its stated objective.  An investment in a money market portfolio is neither insured nor guaranteed by the Federal Deposit Insurance

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Corporation or any government agency and, during periods of low interest rates, the yields of money market subaccounts may become extremely low and possibly negative.  Certain portfolios may have investment objectives and policies similar to other mutual fund portfolios that are managed by the same investment adviser or sub-adviser that are available directly to the public (i.e., not through variable insurance products). The investment results of the portfolios, however, may be higher or lower than those of such other portfolios. We do not guarantee or make any representation that the investment results of the portfolios will be comparable to any other portfolio, even those with the same investment adviser or manager. You can find more detailed information about the portfolios, including a description of risks, in the portfolio prospectuses. You may obtain a free copy of the portfolio prospectuses by contacting us at 1-888-804-8461. You should read the portfolio prospectuses carefully.

American Funds Insurance Series managed by Capital Research and Management Company

• AFIS Global Small Capitalization Fund (Class 2) seeks to make your investment grow over time by investing primarily in equities of smaller companies located around the world.  Normally, the Fund invests at least 80% of its assets in growth-oriented common stocks and other equity type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) of companies with small market capitalizations, measured at the time of purchase.  However, the Fund’s holdings of small capitalization stocks may fall below the 80% threshold due to subsequent market action.

• AFIS Growth Fund (Class 2) seeks to make your investment grow over time by investing primarily in common stocks of companies that appear to offer superior opportunities for growth of capital. Although the Fund focuses on investments in medium to larger capitalization companies, the Fund’s investments are not limited to a particular capitalization size.

• AFIS International Fund (Class 2) seeks to make your investment grow over time by investing primarily in common stocks of companies located outside of the United States.  The Fund normally invests a portion of its assets in common stocks and other securities of companies located outside the United States, including in emerging and developing countries.

• AFIS New World Fund (Class 2) seeks to make your investment grow over time by investing primarily in common stocks of companies with significant exposure to countries with developing economies and/or markets. The Fund may invest in companies without regard to market capitalization, including companies with small market capitalization. The Fund may also invest in debt securities of issuers, including issuers of lower rated bonds (rated Ba1 or below or BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the Fund’s investment adviser or unrated but determined to be of equivalent quality by the Fund’s investment adviser), with exposure to these countries.

Columbia Funds Variable Insurance	• Columbia Variable Portfolio-Small Cap Value Fund (Class 1)

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Trust managed by Columbia Management Investment Advisors, L.L.C.	seeks long-term capital appreciation.
DFA Investment Dimensions Group, Inc. advised by Dimensional Fund Advisors L.P.

•DFA VA Global Bond Portfolio seeks to provide a market rate of return for a fixed income portfolio with low relative volatility of returns.

•DFA VA International Small Portfolio seeks to achieve long-term capital appreciation.

•DFA VA International Value Portfolio seeks to achieve long-term capital appreciation.

•DFA VA Short-Term Fixed Portfolio seeks to achieve a stable real return in excess of the rate of inflation with a minimum of risk.

•DFA VA U.S. Large Value Portfolio seeks to achieve long-term capital appreciation.

•DFA VA U.S. Targeted Value Portfolio seeks to achieve long-term capital appreciation.

DWS Investments VIT Funds managed by Deutsche Investment Management Americas Inc. and sub-advised by Northern Trust Investments, Inc.

•DWS Small Cap Index VIP (Class A) The Fund seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small US companies. Under normal circumstances, the Fund invests at least 80% of its assets, determined at the time of purchase, in stocks of companies included in the Russell 2000® Index and in derivative instruments, such as, stock index futures contracts and options that provide exposure to the stocks of companies in the index.

Fidelity Variable Insurance Products Funds (Initial Class)
managed by Fidelity Management & Research Company and sub-advised by Fidelity Investments Money Management, Inc., FMR Co., Inc., and other investment advisers serve as sub-advisers for the Fund.

•Fidelity VIP Balanced Portfolio (Initial Class) seeks income and capital growth consistent with reasonable risk.

•Fidelity VIP Contrafund® Portfolio (Initial Class) seeks long-term capital appreciation.

•Fidelity VIP Growth Portfolio (Initial Class) seeks to achieve capital appreciation.

•Fidelity VIP High Income Portfolio (Initial Class) seeks a high level of current income, while also considering growth of capital.

•Fidelity VIP Mid Cap Portfolio (Initial Class) seeks long-term growth of capital.

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First Eagle Variable Fund advised by First Eagle Investment Management, L.L.C.

•  First Eagle Overseas Variable Fund seeks long-term growth of capital by investing primarily in equities, including common and preferred stocks, warrants or other similar rights, and convertible securities, issued by non-U.S. corporations.

Ibbotson ETF Allocation Series advised by ALPS Advisors, Inc. and sub-advised by Ibbotson Associates, Inc.

• Ibbotson Aggressive Growth ETF Asset Allocation Portfolio(Class I) seeks to provide investors with capital appreciation.

•Ibbotson Balanced ETF Asset Allocation Portfolio (Class I) seeks to provide investors with capital appreciation and some current income.

•Ibbotson Conservative ETF Asset Allocation Portfolio (Class I) seeks to provide investors with current income and preservation of capital.

•Ibbotson Growth ETF Asset Allocation Portfolio (Class I) seeks to provide investors with capital appreciation.

•Ibbotson Income and Growth ETF Asset Allocation Portfolio (Class I) seeks to provide investors with current income and capital appreciation.

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) managed by Invesco Advisers, Inc.

•Invesco V.I. Diversified Dividend Fund (Series I Shares) The Fund’s investment objective is to provide reasonable current income and long-term growth of income and capital.

• Invesco V.I. Global Health Care Fund (Series I Shares) The Fund’s investment objective is long-term growth of capital.  The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities issued by foreign companies and governments engaged primarily in the health care related industry.

•Invesco V.I. Mid Cap Core Equity Fund (Series I Shares) The Fund’s investment objective is long-term growth of capital.  The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of mid-capitalization companies.

•Invesco V.I. Small Cap Equity Fund (Series I Shares) The Fund’s investment objective is long-term growth of capital.  The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-capitalization issuers.

•Invesco V.I. Technology Fund (Series I Shares) The Fund’s

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• investment objective is long-term growth of capital. The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of issuers engaged primarily in technology-related industries.

• Invesco Van Kampen V.I. Mid Cap Growth Fund (Series I Shares) The Fund’s investment objective is to seek capital growth.

• Invesco Van Kampen V.I. Mid Cap Value Fund (Series I Shares) The Fund’s investment objective is to provide above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities.

Janus Aspen Series managed by Janus Capital Management L.L.C.
        • Janus Aspen Balanced Portfolio (Institutional Shares) seeks long-term capital growth, consistent with preservation of capital and balanced by current income.  The Portfolio pursues its investment objective by normally investing 35-65% of its assets in equity securities and the remaining assets in fixed-income securities and cash equivalents.  The Portfolio normally invests at least 25% of its assets in fixed-income senior securities. Fixed-income securities may include corporate debt securities, U.S. Government obligations, mortgage-backed securities and other mortgage-related products, and short-term securities.  The Portfolio may also invest in foreign equity and debt securities, which may include investments in emerging markets.

     • Janus Aspen Enterprise Portfolio (Institutional Shares) seeks long-term growth of capital. The Portfolio pursues its investment objective by investing primarily in common stocks selected for their growth potential, and normally invests at least 50% of its equity assets in medium-sized companies.  Medium-sized companies are those whose market capitalization falls within the range of companies in the Russell Midcap® Growth Index.  Market capitalization is a commonly used measure of the size and value of a company.  The Portfolio may also invest in foreign equity and debt securities, which may include investments in emerging markets.

  · Janus Aspen Flexible Bond Portfolio (Institutional Shares) seeks to obtain maximum total return, consistent with preservation of capital.  The Portfolio pursues its investment    objective by primarily investing, under normal circumstances, at least 80% of its assets in bonds.  Bonds include, but are not limited to, government bonds, corporate bonds, convertible bonds, mortgage-backed securities, and zero-coupon bonds.  The Portfolio will invest at least 65% of its assets in investment grade debts ecurities.  The Portfolio will limit its investment in high-yield/high risk bonds, also known as “junk bonds,” to 35% or less of its net assets.  The Portfolio generates total return from a combination of current income and

21

capital appreciation, but income is usually the dominant portion.  Due to the nature of the securities in which the Portfolio invests, it may have relatively high portfolio turnover compared to other portfolios.

• Janus Aspen Forty Portfolio (Institutional Shares) seeks long-term growth of capital.  The Portfolio pursues its investment objective by normally investing primarily in a core group of 20-40 common stocks selected for their growth potential.  The Portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies. The Portfolio may also invest in foreign equity and debt securities, which may include investments in emerging markets.

• Janus Aspen Janus Portfolio (Institutional Shares) seeks long-term growth of capital.  The Portfolio pursues its investment objective by investing primarily in common stocks selected for their growth potential.  Although the Portfolio may invest in companies of any size, it generally invests in larger, more established companies. The Portfolio may also invest in foreign equity and debt securities, which may include investments in emerging markets.

• Janus Aspen Overseas Portfolio (Institutional Shares) seeks long-term growth of capital. The Portfolio invests, under normal circumstances, at least 80% of its net assets in securities of issuers from countries outside the United States.  The Portfolio normally invests in securities of issuers from several different countries, excluding the United States.  Although the Portfolio typically invests 80% or more of its assets in issuers located outside the United States, it also may normally invest up to 20% of its assets, measured at the time of purchase, in U.S. issuers, and it may, under unusual circumstances, invest all or substantially all of its assets in a single country. The Portfolio may have significant exposure to emerging markets.  The Portfolio may also invest in U.S. and foreign debt securities.

• Janus Aspen Perkins Mid Cap Value Portfolio (Institutional Shares) seeks capital appreciation. The Portfolio pursues its investment objective by investing primarily in common stocks selected for their capital appreciation potential. The Portfolio primarily invests in the common stocks of mid-sized companies whose stock prices the portfolio managers believe to be undervalued. The Portfolio invests, under normal circumstances, at least 80% of its net assets in equity securities of companies whose market capitalization falls, at the time of purchase, within the 12-month average of the capitalization range of the Russell Midcap®Value Index.  This average is updated monthly. The Portfolio may invest in foreign equity and debt securities, which may include investments in emerging markets. The Portfolio may invest, under normal circumstances, up to 20% of its assets in securities of companies

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having market capitalizations outside of the aforementioned market capitalization ranges or in cash or cash equivalents.

• Janus Aspen Worldwide Portfolio (Institutional Shares) seeks long-term growth of capital.  The Portfolio pursues its investment objective by investing primarily in equity securities, which include, but are not limited to, common stocks, preferred stocks, and depositary receipts of companies of any size located throughout the world.   The Portfolio normally invests in issuers from several different countries, including the United States.  The Portfolio may, under unusual circumstances, invest in a single country.  The Portfolio may have significant exposure to emerging markets.  The Portfolio may also invest in foreign debt securities.

PIMCO Variable Insurance Trust managed by Pacific Investment Management Company L.L.C.

•PIMCO VIT All Asset Portfolio (Administrative Class) seeks maximum real return consistent with preservation of real capital and prudent investment management by investing under normal circumstances substantially all of its assets in Institutional Class shares of the underlying PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies, except certain fund of funds, such as, the PIMCO All Asset, PIMCO All Asset All Authority, PIMCO Global Multi-Asset and PIMCO RealRetirement® Funds.

•PIMCO VIT All Asset Portfolio (Institutional Class) seeks maximum real return consistent with preservation of real capital and prudent investment management by investing under normal circumstances substantially all of its assets in Institutional Class shares of the underlying PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies, except certain fund of funds, such as, the PIMCO All Asset, PIMCO All Asset All Authority, PIMCO Global Multi-Asset and PIMCO RealRetirement® Funds.

•PIMCO VIT High Yield Portfolio (Institutional Class) seeks maximum total return, consistent with preservation of capital and prudent investment management.  Invests under normal circumstances at least 80% of its assets in a diversified portfolio of high yield securities (“junk bonds”), which may be represented by forwards or derivatives such as options, futures contracts or swap agreements, rated below investment grade by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by Pacific Investment Management Company L.L.C. (“PIMCO”) to be of comparable quality. The Portfolio may invest up to 20% of its total assets in securities rated Caa or below by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality.

•PIMCO VIT Real Return Portfolio (Institutional Class) seeks

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maximum real return, consistent with preservation of real capital and prudent investment management by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations, which may be represented by forwards or derivatives, such as, options, futures contracts or swap agreements.

•PIMCO VIT Short-Term Portfolio (Institutional Class) seeks maximum current income, consistent with preservation of capital and daily liquidity by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives, such as, options, futures contracts or swap agreements.

•PIMCO VIT Total Return Portfolio (Institutional Class)  seeks maximum total return, consistent with preservation of capital and prudent investment management by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives, such as, options, futures contracts, or swap agreements.

Royce Capital Fund managed by Royce & Associates, L.L.C.

•Royce Micro-Cap Portfolio’s (Investment Class) investment goal is long-term growth of capital. Royce & Associates, L.L.C. (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in equity securities of micro-cap companies, a universe of more than 3,000 companies with market capitalizations up to $500 million. Using its value approach, Royce generally focuses on micro-cap companies that it believes are trading significantly below its estimate of their current worth, basing this assessment chiefly on balance sheet quality and cash flow levels.  Normally, the Fund invests at least 80% of its net assets in the equity securities of micro-cap companies. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in foreign securities.

Jenifer L. Taylor is the Fund's Portfolio Manager.  W. Whitney George, Managing Director and Portfolio Manager of Royce, and David A. Nadel, Portfolio Manager and Director of International Research, are Assistant Portfolio Managers.

•Royce Small-Cap Portfolio’s (Investment Class)  investment goal is long-term growth of capital. Royce & Associates, L.L.C. (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in equity securities of small-cap companies, those with market capitalizations from $500 million to $2.5 billion. Using its value approach, Royce generally looks for companies that have excellent

  24

business strengths and/or prospects for growth, high internal rates of return and low leverage, and that are trading significantly below its estimate of their current worth.  Normally, the Fund invests at least 80% of its net assets in the equity securities of small-cap companies. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in foreign securities.

Jay S. Kaplan, Principal and Portfolio Manager of Royce, manages the Fund. Mr. Kaplan has managed the Fund since 2003.

T. Rowe Price Equity Series, Inc. managed by T. Rowe Price Associates, Inc.

•T. Rowe Price Blue Chip Growth Portfolio seeks to provide long-term growth of capital by investing in the common stocks of large and medium-sized blue chip growth companies; income is a secondary objective.

•T. Rowe Price Equity Income Portfolio seeks to provide substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies.

•T. Rowe Price Mid-Cap Growth Portfolio seeks to provide long-term capital appreciation by investing in mid-cap stocks with potential for above-average earnings growth.

•T. Rowe Price New America Growth Portfolio seeks to provide long-term growth of capital by investing primarily in the common stocks of companies operating in sectors T. Rowe Price believes will be the fastest growing in the United States.

T. Rowe Price International Series, Inc. managed by T. Rowe Price Associates, Inc. and sub-advised by T. Rowe Price International Ltd.	•T. Rowe Price International Stock Portfolio seeks long-term growth of capital through investments primarily in the common stocks of established non-U.S. companies.
Third Avenue Variable Series Trust managed by Third Avenue Management L.L.C.	•Third Avenue Value Portfolio seeks long-term capital appreciation.
Van Eck VIP Trust managed by Van Eck Associates Corporation. Van Eck VIP Multi-Manager Alternatives Fund sub-advised by: Acorn Derivatives Management Corp.; Coe Capital Management, L.L.C.; Dix	•Van Eck VIP Multi-Manager Alternatives Fund (Initial Class) seeks to achieve consistent absolute (positive) returns in various market cycles.

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Hills Partners, L.L.C; Martingale Asset Management, L.P.; Medley Credit Strategies, L.L.C.; Millrace Asset Group, Inc.; PanAgora Asset Management, Inc.; Primary Funds, L.L.C.; Tiburon Capital Management, L.L.C.

Vanguard® Variable Insurance Fund
managed by the following:

Balanced and High Yield Bond – Wellington Management Company, L.L.P.

Capital Growth
PRIMECAP Management Company

Diversified Value – Barrow, Hanley, Mewhinney & Strauss

Equity Income – Wellington Management Company and The Vanguard Group

Equity Index, Mid-Cap Index, Total Stock Market Index and REIT Index – Vanguard’s Quantitative Equity Group

Growth – Alliance Capital Management, L.P.

International – Schroder Investment Management North America Inc.

Money Market, Short-Term Investment-Grade and Total Bond Market Index – Vanguard’s Fixed Income Group

Small Company Growth – Granahan Investment Management, Inc. and
Grantham, Mayo, Van Otterloo & Co L.L.C.

Vanguard is a trademark of The Vanguard Group, Inc.

•Vanguard® VIF Balanced Portfolio seeks to conserve capital, while providing moderate income and moderate long-term growth of capital and income.

•Vanguard® VIF Capital Growth Portfolio seeks to provide long-term growth of capital.

•Vanguard® VIF Diversified Value Portfolio seeks to provide long-term growth of capital and a moderate level of dividend income.

•Vanguard® VIF Equity Income Portfolio seeks to provide a relatively high level of current income and the potential for long-term growth of capital and income.

•Vanguard® VIF Equity Index Portfolio seeks to provide long-term growth of capital and income by attempting to match the performance of a broad-based market index of stocks of large U.S. companies.

•Vanguard® VIF Growth Portfolio seeks to provide long-term growth of capital by investing primarily in large-capitalization stocks of high-quality, seasoned U.S. companies with records or superior growth.

•Vanguard® VIF High Yield Bond Portfolio seeks to provide a higher level of income by investing primarily in a diversified group of high-yielding, higher-risk corporate bonds with medium- and lower-range credit-quality ratings, commonly known as “junk bonds.”

•Vanguard® VIF International Portfolio seeks to provide a long-term growth of capital by investing primarily in the stocks of seasoned companies located outside of the United States.

•Vanguard® VIF Mid-Cap Index Portfolio seeks to provide long-term growth of capital by attempting to match the performance of a broad-based market index of stocks of medium-size U.S. companies.

•Vanguard® VIF Money Market Portfolio seeks to provide income while maintaining liquidity and a stable share price of $1.  An

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investment in the Portfolio is not insured or guaranteed by the FDIC or any other government agency.  Although the Portfolio seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Portfolio.

• Vanguard® VIF REIT Index Portfolio seeks to provide a high level of income and moderate long-term growth of capital.

• Vanguard® VIF Short-Term Investment-Grade Portfolio seeks income while maintaining a high degree of stability of principal.

•Vanguard® VIF Small Company Growth Portfolio seeks to provide long-term growth of capital by investing primarily in the stocks of smaller companies (which, at the time of purchase, typically have a market value of less than $1-$2 billion).

•Vanguard® VIF Total Bond Market Index Portfolio seeks to provide a higher level of income by attempting to match the performance of a broad-based market index of publicly traded, investment-grade bonds.

•Vanguard® VIF Total Stock Market Index Portfolio seeks to match the performance of a benchmark index that measures the investment return of the overall stock market.

Selection of the Underlying Portfolios

The underlying portfolios offered through this product are selected by Transamerica Life, and Transamerica Life may consider various factors, including, but not limited to, asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm.  Another factor that we may consider is whether the underlying portfolio or its service providers (e.g., the investment adviser or sub-advisers) or its affiliates will make payments to us or our affiliates in connection with certain administrative, marketing, and support services, or whether affiliates of the portfolio can provide marketing and distribution support for the sale of the Policies.  (For additional information on these arrangements, see "Revenue We Receive.")  We review the portfolios periodically and may remove a portfolio, or limit its availability to new premiums and/or transfers of cash value if we determine that a portfolio no longer satisfies one or more of the selection criteria, and/or if the portfolio has not attracted significant allocations from policy owners.

You are responsible for choosing the portfolios, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance.  Since investment risk is borne by you, decisions regarding investment allocations should be carefully considered.
Please note:  Certain portfolios have similar names.  It is important that you state or write the full name of the portfolio that you wish to direct your allocation to when you submit an allocation request, otherwise, the request may not be in good order.

In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the portfolios that are available to you, including each fund's prospectus, statement of additional information and annual and semi/annual reports.  Other sources such as the fund’s website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations

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relating to a fund or portfolio.  After you select portfolios for your initial premium, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

You bear the risk of any decline in the cash value of your Policy resulting from the performance of the portfolios you have chosen.

We do not recommend or endorse a particular portfolio and we do not provide investment advice.

Addition, Deletion, or Substitution of Portfolios

We do not guarantee that each portfolio will always be available for investment through the Policy. We reserve the right, subject to compliance with applicable law, to add new portfolios, close existing portfolios, or substitute portfolio shares that are held by any subaccount for shares of a different portfolio. New or substitute portfolios may have different fees and expenses, and their availability may be limited to certain classes of purchasers. We could add, delete or substitute shares of another portfolio of a fund (or of another open-end, registered investment company) if the shares of a portfolio are no longer available for investment, or if in our judgment further investment in any portfolio would become inappropriate in view of the purposes of the separate account or for other reasons. We will not add, delete or substitute any shares attributable to your interest in a subaccount without notice to you and prior approval of the SEC, to the extent required by the 1940 Act or other applicable law. We may also decide to purchase for the separate account securities from other portfolios. We reserve the right to transfer separate account assets to another separate account that we determine to be associated with the class of contracts to which the Policy belongs.

We also reserve the right to establish additional subaccounts of the separate account, each of which would invest in a new portfolio or in shares of another investment company, with specified investment objectives. We may establish new subaccounts when, in our sole discretion, marketing, tax or investment conditions warrant. We will make any new subaccounts available to existing owners on a basis we determine. We may also eliminate one or more subaccounts for the same reasons as stated above.

In the event of any such substitution or change, we may make such changes in this and other policies as may be necessary or appropriate to reflect such substitution or change. If we deem it to be in the best interests of persons having voting rights under the Policies, and when permitted by law, the separate account may be (1) operated as a management company under the 1940 Act, (2) deregistered under the 1940 Act in the event such registration is no longer required, (3) managed under the direction of a committee or (4) combined with one or more other separate accounts or subaccounts.

Your Right to Vote Portfolio Shares

Even though we are the legal owner of the portfolio shares held in the subaccounts, and we have the right to vote on all matters submitted to shareholders of the portfolios, we will vote our shares only as policy owners instruct, so long as such action is required by law.

Before a vote of a portfolio's shareholders occurs, you will receive voting materials in accordance with the procedures established for the portfolio. You will be instructed on how to vote and to return your proxy in a timely manner.  Your number of votes is calculated separately for each subaccount and may include fractional votes.  You hold a voting interest in each subaccount to which your net premiums or cash value is allocated.  The number of votes for each subaccount is determined by dividing the Policy’s subaccount value by the net asset value per share of the portfolio in which that subaccount invests.  The net asset value per share of each portfolio is the value for each share of a portfolio on any valuation day.  The method of computing the net asset value per share is described in the prospectuses for the portfolios.

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If we do not receive voting instructions on time from some policy owners, we will vote those shares in the same proportion as the timely voting instructions we receive.  Accordingly, it is possible for a small number of policy owners (assuming there is a quorum) to determine the outcome of a vote, especially if they have large Policy values.  Should federal securities laws, regulations and interpretations change, we may elect to vote portfolio shares in our own right. If required by state insurance officials, or if permitted under federal regulation, we may disregard certain owner voting instructions. If we ever disregard voting instructions, you will be advised of that action and the reasons we took such action in the next semi-annual report for the appropriate portfolio

Revenue We Receive

We (and our affiliates) may directly or indirectly receive payments from the portfolios, their advisers, subadvisers, distributors or affiliates thereof, in connection with certain administrative, marketing and other services we (and our affiliates) provide and expenses we incur.  We (and/or our affiliates) generally receive two types of payments:

•
Rule 12b-1 fees.   We receive 12b-1 fees from the portfolios in the American Funds Insurance Series and First Eagle Overseas Portfolio.  The American Funds Insurance Series and the First Eagle Overseas Portfolio each pay annual fees of 0.25% of assets.  All fees received by us are based on the average daily assets of the referenced portfolios that we hold in the subaccount for the Policies.

•
Administrative, Marketing and Support Service fees (“Service Fees”).  The investment adviser, sub-adviser, administrators, and/or distributors (or affiliates thereof) of the portfolios may make payments to us and/or our affiliates, including Transamerica Capital, Inc. ("TCI").  These payments may be derived, in whole or in part, from the profits the investment adviser or sub-adviser receives from the advisory fee deducted from underlying portfolio assets.  Policy owners, through their indirect investment in the portfolios, bear the costs of these advisory fees (see the prospectuses for the portfolios for more information).  The amount of the payments we receive is based on a percentage of the assets of the particular portfolios attributable to the Policy and to certain other variable insurance products that our affiliates and we issue.  These percentages differ and the amounts may be significant.  Some advisers or sub-advisers (or other affiliates) pay us more than others.

The chart below provides the maximum combined percentages of 12b-1 fees and Service Fees that we anticipate will be paid to us on an annual basis:

Incoming Payments to Us and TCI From the Funds
Fund	Maximum Fee % of assets*	Fund	Maximum Fee % of assets*
AIM Variable Insurance Funds	0.25%	PIMCO Variable Insurance Trust (Administrative Class)	0.25%
American Funds Insurance Series	0.25%	T. Rowe Price Equity Series, Inc.	0.15%
Fidelity Variable Insurance Products Fund	0.05%; plus up to an additional 0.05% after $100 million**	T. Rowe Price International Series, Inc.	0.15%
First Eagle Variable Funds, Inc.	0.25%	The Universal Institutional Funds, Inc.	0.25%
Janus Aspen Series	0.15% after $50 million**
*  Payments are based on a percentage of the average assets of each underlying portfolio owned by the subaccounts available

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 under this Policy and under certain other variable insurance products offered by our affiliates and us.
**  We receive this percentage on specified subaccounts once a certain dollar amount in fund shares is held by those  specified subaccounts of Transamerica Life and its affiliates.

Proceeds from certain of these payments by the portfolios, the advisers, the sub-advisers and/or their affiliates may be profit to us and may be used for any corporate purpose, including payment of expenses (1) that we and our affiliates incur in promoting, issuing, marketing, distributing and administering the Policies and (2) that we incur, in our role as intermediary, in promoting, marketing, distributing and administering the fund portfolios.

For further details about the compensation payments we make in connection with the sale of the Policies, see "Sale of the Policies" in this prospectus.

CHARGES AND DEDUCTION

This section describes the charges and deductions that we make under the Policy in consideration for: (1) the services and benefits we provide; (2) the costs and expenses we incur; and (3) the risks we assume.  The fees and charges are expected to result in a profit to us.

Services and benefits we provide under the Policy:

• the life insurance benefit, cash value and loan benefits;

• investment options, including net premium allocations;

• administration of elective options; and

• the distribution of reports to owners.

Costs and expenses we incur:

•	costs associated with processing and underwriting applications and changes in face amount and riders;

•	expenses of issuing and administering the Policy (including any Policy riders);

•	overhead and other expenses for providing services and benefits and sales and marketing expenses, including compensation paid in connection with the sale of the Policies; and

•	other costs of doing business, such as collecting premiums, maintaining records, processing claims, effecting transactions, and paying federal, state and local premium and other taxes and fees.

Risks we assume:

•	that the charges we may deduct may be insufficient to meet our actual claims because insureds die sooner than we estimate; and

•	that the costs of providing the services and benefits under the Policies may exceed the charges we are allowed to deduct.

Some or all of the charges we deduct are used to pay aggregate Policy costs and expenses we incur in providing the services and benefits under the Policy and assuming the risks associated with the Policy.

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Percent of Premium Load

We will deduct certain charges before we allocate the net premium payments you make to the subaccounts or the fixed account.  The charges deducted from your premium are intended to compensate us for sales expenses, including distribution costs and federal and state tax charges.  Premium tax charges imposed by different states range from 0.00% to 3.50% of premiums.  Although state premium tax rates imposed on us vary from state to state, the premium load will not vary with the state of residence of the owner.

Target premium is the amount of premium used to determine the charge applied to premium payments.  Under most circumstances, the target premium is the maximum premium that can be paid in a Policy year without the Policy becoming a modified endowment contract (“MEC”).  If a payment would cause your Policy to become a MEC, you and your agent will be notified immediately. At that time, you will need to notify us if you want to continue your Policy as a MEC. Unless you notify us that you do want to continue your Policy as a MEC, we will refund the dollar amount of the excess premium that would cause the Policy to become a MEC. Premiums paid in excess of target premium may have adverse tax consequences.  See “Federal Income Tax Considerations”.  Target premium varies depending on the insured’s sex, issue age and underwriting class and is listed on your Policy’s specification page.

The current percent of premium load (for Policies issued on or after January 1, 2010) is:

▪	12.00% of premium received up to target premium in Policy Year 1 and 0% of premium received in excess of target; and

▪	9.00% of premium received up to target premium in Policy years 2-4 and 0% of premium received in excess of target; and

▪	2.50% of premium received up to target premium in Policy years 5-7 and 0% of premium received in excess of target; and

▪	2.10% of premium received up to target premium in Policy years 8-10 and 0% of premium received in excess of target; and

▪	0.50% of all premium received up to target premium in Policy years 11+ and 0% of premium received in excess of target;

Different percent of premium load charges apply to Policies issued before January 1, 2010.  For these Policies, the highest current percent of premium load deduction is: 12.50% of premium received up to the target premium in Policy year 1; 11.00% of premium received up to the target premium in Policy years 2-4; 4.10% of premium received up to the target premium in Policy years 5-7; 2.10% of premium received up to the target premium in Policy years 8-10; 0.50% of premium received up to the target premium in Policy years 11+; and a 2.80% current percent of premium load on excess of target premium for Policy years 1-30.

We can increase the percent of premium load for all Policies, but the maximum guaranteed percent of premium load is 15.00% of each premium payment.

Monthly Deduction

We take a monthly deduction from the cash value on the effective date and on each monthly deduction day.  We deduct this charge on a pro rata basis from all accounts (i.e., in the same proportion that the value in each subaccount and the fixed account bears to the total cash value on the monthly deduction day). Because portions of the monthly deduction (such as cost of insurance) can vary monthly, the monthly deduction will also vary.

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The monthly deduction is equal to:

•	the monthly contract charge; plus

•	the monthly cost of insurance charge for the Policy; plus

•	the monthly charge for any benefits provided by riders attached to the Policy; plus

•	a factor representing the mortality and expense risk charge; plus

•	the deferred sales load in Policy years 2-7.

Monthly Contract Charge (for Policies issued on or after January 1, 2010):

•	This charge currently equals $5.00 each Policy month for all Policy years.

•	We can increase this charge, but we guarantee this charge will never be more than $10.00 each month.

•	This charge is used to cover administrative services relating to the Policy.

Different current monthly contract charges apply for Policies issued before January 1, 2010.  The highest current monthly contract charge is $5.00 per month in all Policy years.  We can increase the monthly contract charge, but the maximum guaranteed charge is $10.00 per month in all Policy years.

Monthly Cost of Insurance Charge:

We calculate and deduct this charge monthly.  The charge is dependent upon a number of variables that cause the charge to vary from Policy to Policy and from monthly deduction day to monthly deduction day.  We may calculate the cost of insurance rate separately for the face amount at issue and for any increase in face amount.

The monthly cost of insurance charge is equal to 1. multiplied by the result of 2. minus 3., where:

1.	is the monthly cost of insurance rate per $1,000 of insurance;

2.	is the number of thousands of dollars of life insurance benefit for the Policy (as defined by the applicable life insurance benefit Option 1, Option 2 or Option 3); and

3.
is the number of thousands of dollars of cash value as of the monthly deduction day (before this cost of insurance deduction, and after the mortality and expense risk charge, any applicable contract charges and the costs of any riders are subtracted.)

To determine the monthly cost of insurance rates, we refer to a schedule of current cost of insurance rates and consider a number of factors. The factors that are currently the most material are: the insured's sex, age, risk class and number of years that the Policy or increment of face amount has been in force. As explained in detail above, we then multiply the cost of insurance rate (1. above) by the net amount at risk which is the life insurance benefit (2. above) minus the cash value (3. above).  The factors that affect the net amount at risk include investment performance, payment of premiums and charges to the Policy.  The actual monthly cost of insurance rates are primarily based on our expectations as to future mortality experience and expenses. We review the monthly cost of insurance rates on an ongoing basis (at least once every year) based on our expectations as to future mortality experience, investment earnings, persistency, taxes and other expenses.  Any changes in cost of insurance rates are

32

made on a uniform basis for insureds of the same class as defined by sex, age, risk class and Policy duration. The rates will never be greater than the Table of Guaranteed Maximum Life Insurance Rates stated in your Policy.

For Policies issued on or after January 1, 2009, the guaranteed rates for standard classes are based on the 2001 Commissioners' Standard Ordinary Mortality Tables, Male or Female ("2001 CSO Tables"). For Policies issued before January 1, 2009, the guaranteed rates are based on the 1980 Commissioner’s Standard Ordinary Mortality Tables, Male or Female (“1980 CSO Tables”). The guaranteed rates for substandard classes are based on multiples of or additions to the 2001 CSO Tables or the 1980 CSO Tables that are relevant to your Policy. To determine current cost of insurance rates, we place insureds into the following risk classes: tobacco habit, medical issue, simplified issue and guaranteed issue.  Current cost of insurance rates for an insured issued under simplified or guaranteed issue are generally higher than rates for an insured of the same age, sex and tobacco status issued under medical issue.

Cost of insurance rates for an insured in a non-tobacco class are less than or equal to rates for an insured of the same age and sex in a tobacco class. Cost of insurance rates for an insured in a non-tobacco or tobacco standard class is generally lower than guaranteed rates for an insured of the same age and sex and tobacco status in a substandard class.

We also offer Policies based on unisex mortality tables if required by state law. Employers and employee organizations considering purchase of a Policy should consult their legal advisors to determine whether purchase of a Policy based on sex-distinct actuarial tables is consistent with Title VII of the Civil Rights Act of 1964 or other applicable law. Upon request, we may offer Policies with unisex mortality tables to such prospective purchasers.

Optional Term Insurance Rider:

We assess a monthly charge for this rider based on the issue age, duration, sex, underwriting class and term insurance amount.

Mortality and Expense Risk Charge:

We deduct a monthly charge, which accrues daily, from your cash value in each subaccount to compensate us for aggregate Policy expenses and mortality and expense risks we assume.

The charge is calculated as a percentage of the average cash value on each valuation day during the Policy month preceding the monthly deduction day.  The current mortality and expense risk charge (for Policies issued on or after January 1, 2010) is equivalent to:

➢	An effective annual rate of 0.75% in Policy years 1-30; and
➢	An effective annual rate of 0.10% in Policy years 31+.

Different current mortality and expense risk charges apply to Policies issued before January 1, 2010. For these Policies, the highest current mortality and expense risk charge is: 0.90% (annually) in Policy years 1-9; 0.15% (annually) in Policy years 10+. The maximum guaranteed charge for these Policies is 2.00% (annually) in all years.

We can increase the charges for all Policies, but the maximum guaranteed mortality and expense risk charge is equivalent to an effective annual rate of 2.00% in all Policy years.

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The mortality risk is that the insureds as a group will die sooner than we project. The expense risk is that the expenses that we incur will exceed the administrative charge limits we set in the Policy.

If this charge combined with other Policy charges does not cover our total actual costs, then we absorb the loss. Conversely, if the charge more than covers actual costs, then the excess is added to our surplus. We expect to profit from this charge. We may use any profits for any corporate purpose, including distribution or other costs.

Monthly Deferred Sales Load:

➢	We deduct a percent of the premium received in Policy year 1 on each monthly deduction day in Policy years 2-7.
➢	We deduct a percent of the premium received in Policy year 1 on each monthly deduction day in Policy years 2-7.
➢	The expenses deducted are intended to compensate us for sales expenses, including distribution costs.
➢
We deduct this charge on a pro rata basis from all accounts (i.e., in the same proportion that the value in each subaccount and the fixed account bears to the total cash value on the monthly deduction day).

The current monthly deferred sales load (for Policies issued on or after January 1, 2010) equals:

➢	0.250% of premium received up to target premium in Policy year 1 (for a cumulative total of 18% through Policy year 7); and
➢	0% of premium received in excess of target premium in Policy year 1.

Different current monthly deferred sales loads apply for Policies issued before January 1, 2010.  The highest current monthly deferred sales load is 0.300% of the premium received up to target premium in Policy year 1 and 0.034% of premium received in excess of target premium in Policy year 1.

We can increase this charge for all Policies, but the maximum guaranteed monthly deferred sales charge is 0.300% of all premium received in Policy year 1 (for a cumulative total of 21.60%).

The payment of higher premium amounts during the first Policy year will result in higher amounts being subject to the deferred sales charge in Policy years 2-7.  When deciding upon the appropriate amount and timing of premium payments, you should consider the combined effect of the percent of premium load and the deferred sales charge.

The charge on premium received in excess of target premium may be applicable where the contract is a modified endowment contract and qualifies as a life insurance contract.  Under most circumstances, the target premium is the maximum premium that can be paid in a Policy year without the Policy becoming a modified endowment contract.

Administrative Charges

Partial Withdrawal Charge

•           After the first Policy year, you may make a partial withdrawal.

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•	When you make a partial withdrawal, we reserve the right to charge a processing fee of $25 or 2% of the amount you withdraw, whichever is less.

•           We currently do not impose this charge.

•	We deduct this amount from the withdrawal on a pro rata basis from the subaccounts and the fixed account unless we may otherwise require or agree.

•	We will not increase this charge.

Loan Interest

•
Loan interest is payable in arrears on each Policy anniversary. Loan interest that is unpaid when due will be added to the amount of the loan on each Policy anniversary and will bear interest at the same rate.

•	We currently charge you an annual interest rate on a Policy loan of 2.75% in Policy years 1-30; and2.10% in Policy years 31+.

•	After offsetting the 2.00% interest we credit to amounts in the loan account, the net cost of loans currently is 0.75% (annually) in Policy years 1-30 and 0.10% (annually) in Policy years 31+.

•
The maximum interest rate we will charge for a Policy loan is 4.00% annually.  After offsetting the 2.00% interest we credit to amounts in the loan account, the maximum net cost of loans is 2.00% annually.

When you take a loan, we will withdraw an amount equal to the requested loan from each of the subaccounts and the fixed account on a pro rata basis, unless you specify a different allocation by written notice to our home office.

Transfer Charge

● We currently allow you to make any number of transfers each year free of charge.

● We reserve the right to charge $25 for each transfer over 12 during a Policy year.

● For purposes of assessing the transfer charge, each written (or faxed) request of transfer, regardless of the number of accounts affected by the transfer, is considered a single transfer.

● We deduct the transfer charge from the amount being transferred.

● Transfers due to automatic asset rebalancing, loans or expiration of the free-look period do not count as transfers for the purpose of assessing this charge.

● We will not increase this charge.

● We may impose severe restrictions on, or even eliminate, the transfer privilege at any time, without notice. See “Disruptive Trading and Market Timing” below under “TRANSFERS.”

Taxes

We currently do not make any deductions for taxes from the separate account. We may do so in the future if such taxes are imposed or are increased by legislation or by federal or state agencies.

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Portfolio Expenses

The portfolios deduct management fees and expenses from the amounts you have invested in the portfolios.  These fees and expenses reduce the value of the net assets of the corresponding portfolio in which the subaccount invests.  The total portfolio fees and expenses ranged from 0.17% to 4.57% in 2011 (total of all expenses that are deducted from portfolio assets, including management fees, distribution (12b-1) and other expenses).  Portfolio fees and expenses may be higher in the future.  See the Annual Portfolio Operating Expenses table in this prospectus and the fund prospectuses.

A portfolio may assess a redemption fee of up to 2% on subaccount assets that are redeemed out of the portfolio in connection with a withdrawal or transfer.  Each portfolio determines whether to have a redemption fee, the amount of the redemption fee, and when the fee is imposed.  The redemption fee is retained by or paid to the portfolio and is not retained by us.  We will administer any redemption fees and deduct them from your cash value.  For more information on each portfolio’s redemption fee, see the portfolio prospectus.

THE POLICY

Ownership Rights

The Policy belongs to the owner named in the application unless the application specifies a different owner.  The owner may exercise all of the rights and options described in the Policy while the insured is living.  The principal rights an owner may exercise are:
•	to designate or change beneficiaries;

•	to receive amounts payable before the death of the insured;

•
to assign the Policy (if you assign the Policy, your rights and the rights of anyone who is to receive payment under the Policy are subject to the terms of that assignment, and there may be tax consequences);

•	to change the owner of this Policy (there may be tax consequences);

•	to change the face amount and life insurance benefit option of this Policy (subject to limitations and restrictions); and

•	to select the tax test – guideline premium test or the cash accumulation test – applicable to the Policy on the Policy application. Once selected, the test may not be changed.

No designation or change in designation of an owner will take effect unless we receive a written request at our home office.  When received, the request will take effect as of the date it was signed, subject to payment or other action taken by us before it was received.  A change of owner may have significant tax consequences and you should consult a tax advisor before making an ownership change.

Modifying the Policy

Any modifications or waiver of any rights or requirements under the Policy must be in writing and signed by our president or secretary, one of our vice presidents or officers.  No agent may bind us by making any promise not contained in the Policy.

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Upon notice to you, we may modify the Policy:

•	to make the Policy, the separate account or our operations comply with any law or regulation issued by a governmental agency to which we are subject; or

•	to assure continued qualification of the Policy under the Code or other federal or state laws relating to variable life insurance policies; or

•	to reflect a change (permitted by the Policy) in the operation of the separate account; or

•	to provide additional subaccounts and/or fixed account options.

If any modifications are made, we will make appropriate endorsements to the Policy.  If any provision of the Policy conflicts with the laws of a jurisdiction that govern the Policy, the Policy provides that such provision be deemed to be amended to conform with such laws.

Purchasing a Policy

We will offer the Policy to corporations and partnerships that meet the following conditions at issue:

•	A minimum of five Policies are issued, each on the life of a different insured; or

•	The aggregate annualized first-year planned periodic premium for all Policies is at least $100,000.

To purchase a Policy, you must submit a completed application in good order and an initial premium to us at our home office through any licensed life insurance agent who is also a registered representative of a broker-dealer having a selling agreement with Transamerica Capital, Inc., the principal underwriter for the Policy, and us.

There may be delays in our receipt and processing of applications and premium payments that are outside of our control including, but not limited to, because of the failure of a selling broker-dealer or registered representative to promptly forward that application to us at our mailing address.  Any such delays will affect when your Policy can be issued and when your premium payment(s) can be allocated among your investment choices.

Our current minimum face amount of a Policy is generally $1,000.

We will generally only issue a Policy to you if you provide sufficient evidence that the insured meets our insurability standards. Your application is subject to our underwriting rules, and we may reject any application for any reason permitted by law. We will not issue a Policy if the insured is over age 75. The insured must be insurable and acceptable to us under our underwriting rules on the later of:

•           the date of your application; or

•           the date the insured completes all of the medical tests and examinations that we require.

Replacement of Existing Insurance

It may not be in your best interest to surrender, lapse, borrow from existing life insurance policies or annuity contracts or exchange one life insurance policy for another covering the same insured in a “tax-free exchange” under Section 1035 of the Code in connection with the purchase of the Policy.  You should compare your existing

37

insurance and the Policy carefully.  You should not replace your existing life insurance policy unless you determine this Policy is better for you.  You may have to pay a surrender charge on your existing life insurance policy, other charges may be higher (or lower) and the benefits may be different.  If you surrender your existing life insurance policy for cash and then buy this Policy, you may have to pay a tax, including a possible penalty tax, on the surrender. You should not exchange another life insurance policy for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person selling you the Policy (that person will generally earn a commission if you buy this Policy through an exchange or otherwise).

If you contemplate exchanging your existing life insurance policy for the Policy, you should consult a tax advisor to discuss the potential tax effects of such a transaction.  See “Federal Income Tax Considerations.”

Because we will not issue the Policy until we have received an initial premium from your existing insurance company, the issuance of the Policy in an exchange may be delayed until we receive that premium.

When Insurance Coverage Takes Effect

Insurance coverage under the Policy will take effect only if the insured is alive and in the same condition of health as described in the application when the Policy is delivered to the owner, and if the initial premium required under the Policy as issued is paid and received at the home office.

Free-Look Period

You may cancel your Policy for a refund during the “free-look period” by returning it in good order with a written request to cancel the Policy, to us at our home office or to the sales representative who sold it to you.  The free-look period generally expires 14 days after we mail the Policy or 10 days after the delivery of the Policy to you, but certain states may require a longer free-look period.  Unless we receive information or are notified otherwise, the Policy will be deemed delivered to you 4 days after we mail the Policy.  If you decide to cancel your Policy during the “free-look period,” then we will treat the Policy as if it had never been issued.  Within 7 calendar days after receiving the returned Policy at our home office, we will refund an amount equal to the greater of:

•	the cash value as of the date the Policy and the written request to cancel the Policy are received at our home office; or

•	the premiums paid less any partial withdrawals.

Under ordinary circumstances we will refund the premiums paid less partial withdrawals.

Backdating a Policy

If you request, we may backdate a Policy by assigning an effective date earlier than the date the Policy is issued. However, in no event will we backdate a Policy earlier than the earliest date allowed by state law or by our underwriting rules. Your request must be in writing and, if we approve the request, we will amend your application.

Cost of insurance charges are based in part on the insured’s age on the effective date.  Generally, cost of insurance charges are lower at a younger age. We will deduct the monthly deductions, including cost of insurance charges, for the period that the Policy is backdated. This means that while the monthly deduction may be lower than what would have been charged had we not backdated the Policy, you will be paying for insurance during a period when the Policy was not in force.

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“Good Order” Requirements

We cannot process your Policy application or requests for transactions relating to the Policy until we have received the application or the requests, as the case may be, in good order at our home office.  “Good order” means the actual receipt of the requested transaction in writing, along with all information and supporting legal documentation necessary to effect the transaction.  This information and documentation generally includes, to the extent applicable to the transaction, your completed application, a policy number, the transaction amount (in dollars), the names of and allocations to and/or from the subaccounts affected by the requested transaction, the signatures of all policy owners, taxpayer I.D., and any other information or supporting documentation that we may require.  With respect to premiums paid, “good order” also generally includes receipt of sufficient funds by us to effect the purchase.  We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.

POLICY FEATURES

Premiums

Allocating Premiums

In the application for a Policy, you must instruct us on how to allocate your net premium among the subaccounts and the fixed account.  The fixed account may not be available in all states to direct or transfer money into.  You must follow these guidelines:

 •           allocation percentages must be in whole numbers; and

•	if you select asset rebalancing, the cash value of your Policy, if an existing Policy, or your minimum initial premium, if a new Policy, must be at least $10,000.

During the free-look period, we will either (a) allocate the initial premium payment(s) to the subaccounts indicated on the application, or (b) hold the premiums paid in our general account or, if available, in the money market subaccount.  The free-look period generally expires 14 days after we mail the Policy or 10 days after the delivery of the Policy to you, but certain states may require a longer free-look period.  Premiums held in the general account will earn interest at an annual rate (minimum 2%) that we declare.  Premiums held in a money market subaccount will be subject to the investment experience of the money market subaccount.  At the end of the free-look period, we will allocate the net premium, (of amounts that were held in the general account or in the money market subaccount), including interest earned (or investment losses) during the free-look period, to the subaccounts that you have chosen on your application.  Where not specified, your net premium will be allocated to a money market subaccount.

Currently, you may change the allocation instructions for additional premium payments without charge at any time by writing us at our home office or faxing us at 319-355-2378, Monday - Friday 8:00 a.m. – 4:30 p.m. Central Time.  All instructions for allocations must be received in good order.  Certain portfolios have similar names.  It is important that you state or write the full name of the portfolio to which and/or from which you wish to direct your allocation when you submit an allocation request.  Failure to do so may result in a delay of the requested allocation amount.  The change will be effective at the end of the valuation day on which we receive the change. Upon instructions from you, the registered representative/agent of record for your Policy may also change your allocation instructions for you. The minimum amount you can allocate to a particular account is 1.0% of a net premium payment. We reserve the right to limit the number of premium allocation changes.

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Whenever you direct money into a subaccount, we will credit your Policy with the number of units for that subaccount that can be bought for the dollar payment. We price each subaccount unit on each valuation day using the unit value determined at the closing of the regular business session of the New York Stock Exchange (“NYSE”) (usually at 4:00 p.m. Eastern time). We will credit amounts to the subaccounts only on a valuation day, that is, on a date the NYSE is open for trading.  Your cash value will vary with the investment experience of the subaccounts in which you invest. You bear the investment risk for amounts you allocate to the subaccounts.

Certain subaccounts may impose restrictions on allocations.  If a selected subaccount is not available, amounts will be held in suspense and allocated to the selected subaccount once available, generally within two days of the request.

You should periodically review how your cash value is allocated among the subaccounts and the fixed account because market conditions and your overall financial objectives may change.

Premium Flexibility

You generally have flexibility to determine the frequency and the amount of the premiums you pay. Unlike conventional insurance policies, you do not have to pay your premiums according to a rigid and inflexible premium schedule. Before we issue the Policy to you, we may require you to pay an initial premium. Thereafter, up to age 100 (subject to the limitations described below), you may make unscheduled premium payments at any time and in any amount.  When making premium payments in the first year, you should consider the effect of the percent of premium load (because we deduct a higher percentage during the first Policy year than in subsequent Policy years) and the monthly deferred sales load (because this charge is based on a percentage of premium received in the first Policy year).  Under some circumstances, you may be required to pay extra premiums to prevent a lapse.

Planned Periodic Payments

You will determine a planned periodic payment schedule, which allows you to pay level premiums at fixed intervals over a specified period of time. You are not required to pay premiums according to this schedule. You may change the amount, frequency and time period over which you make your planned periodic payments. Please be sure to notify us or your agent/registered representative of any address changes so that we may be able to keep your current address on record.

Even if you make your planned periodic payments in full and on schedule, your Policy may still lapse. The duration of your Policy depends on the Policy's net cash value. If the net cash value is not high enough to pay the monthly deduction when due, your Policy will lapse (unless you make the payment we specify during the late period).  See “Policy Lapse and Reinstatement.”

Premium Limitations

Premium payments may be in any amount ($1,000 minimum if by wire). We will not allow you to make any premium payments that would cause the total amount of the premiums you pay to exceed the current maximum premium limitations, which qualify the Policy as life insurance according to federal tax laws. If you make a payment that would cause your total premiums to be greater than the maximum premium limitations, we will return the excess portion of the premium payment. We will not permit you to make additional premium payments until they are allowed by the maximum premium limitations. In addition, we reserve the right to refund a premium if the premium would increase the life insurance benefit by more than the amount of the premium.  If you choose the guideline premium test, there are additional premium limitations.

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Making Premium Payments

While there is indebtedness, we will treat payments made as loan repayments unless you indicate that the payment is a premium payment.  We will deduct certain charges from your premium payments.  We will accept premium payments by check or money order made out to Transamerica Life Insurance Company.  As an accommodation to you, we will accept initial and subsequent premium payments ($1,000 minimum) by wire transfer.  You must send a simultaneous fax transmission to 319-355-2378 notifying us of the wire transfer.  For an initial premium, we also need a completed application to accompany the fax.  If the allocation instructions on the original application we receive at a later date are different from those designated on the fax, we will reallocate the initial premium on the first valuation day on or following the date the Policy is issued, according to the allocation instructions in the application with an original signature.  If we do not receive a simultaneous fax, or if we receive a fax of an incomplete application, we will apply premium at the unit value determined on the day we receive at our home office an appropriate fax or a completed application.

If you wish to make payments by wire transfer, you should instruct your bank to wire federal funds as follows:

HSBC Bank
ABA # 0210001088
For credit to: Transamerica Life Insurance Company
Account #: 000167797

Include your name and Policy number on all correspondence.

TRANSFERS

General

You or your agent/registered representative of record may make transfers among the subaccounts or from the subaccounts to the fixed account.  You will be bound by any transfers made by your agent/registered representative.  We determine the amount you have available for transfers at the end of the valuation period when we receive your transfer request in good order at our home office. We may, at any time, discontinue or severely restrict transfer privileges, modify our procedures or limit the number of transfers we permit. The following features apply to transfers under the Policy:

✓
You may request transfers in writing (in a form we accept) or by fax to our home office.  Please note:  Certain subaccounts have similar names.  Failure to provide the full name of a subaccount when making a transfer request may result in a delay of your transfer because the request may not be in good order.

✓	The minimum amount that may be transferred is the lesser of $500 or the value of all remaining accumulation units in the subaccount.
✓
The minimum amount that must remain in a subaccount after a transfer is $500.  If the value of the remaining accumulation units in a subaccount would be less than $500, we have the right to include that amount as part of the transfer.

✓	We reserve the right to deduct a $25 charge from the amount transferred for each transfer in excess of 12 transfers in a Policy year.
✓	Transfer charges will be deducted on a pro rata basis from each subaccount and the fixed account from which a transfer was made.
✓	We consider all transfers made in any one day to be a single transfer.

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✓     Transfers resulting from loans, asset rebalancing and reallocation of cash value, and transfers from the general account or the money market subaccount immediately after the free-look period, are not treated as transfers for the purpose of the transfer charge.
     ✓    Certain subaccounts may impose restrictions on transfers.  If a selected subaccount is not available, the transfer will be made into the selected subaccount once available, generally within two days of the request.

Fixed Account Transfers

✓	After the first Policy year, you may make one transfer per Policy year from the fixed account.
✓	We reserve the right to require that you make the transfer request in writing.
✓	We must receive the transfer request in good order at our home office no later than 30 days after a Policy anniversary.
✓	We will make the transfer at the end of the valuation date on which we receive the written request.
✓	The maximum amount you may transfer is limited to the greater of:
(a) 25% of your current cash value in the fixed account; or (b) the amount you transferred from the fixed account in the immediately preceding Policy year.

Please note:  These restrictions may prolong the period of time it takes to transfer your cash value in the fixed account to the subaccounts and, therefore, you should carefully consider whether investments in the fixed account meets your needs and investment criteria.

Disruptive Trading and Market Timing

Statement of Policy.  This variable insurance Policy was not designed for the use of market timers or frequent or disruptive traders.  Such transfers may be harmful to the underlying fund portfolios and increase transaction costs.

Market timing and disruptive trading among the subaccounts or between the subaccounts and the fixed account can cause risks with adverse effects for other policy owners (and beneficiaries and underlying fund portfolios).  These risks and harmful effects include:

(1)
dilution of the interests of long-term investors in a subaccount if purchases or transfers into or out of an underlying fund portfolio are made at prices that do not reflect an accurate value for the underlying fund portfolio’s investments (some market timers attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”);

(2)	an adverse effect on portfolio management, such as:
(a)	impeding a portfolio manager’s ability to sustain an investment objective;
(b)	causing the underlying fund portfolio to maintain a higher level of cash than would otherwise be the case; or
(c)	causing an underlying fund portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the underlying fund portfolio; and

                                (3)           increased brokerage and administrative expenses.

These costs are borne by all policy owners invested in those subaccounts, not just those making the transfers.

We have developed policies and procedures with respect to market timing and disruptive trading (which vary for certain subaccounts at the request of the underlying fund portfolios) and we do not make special arrangements or

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grant exceptions to accommodate market timing or disruptive trading. As discussed herein, we cannot detect or deter all market timing or potentially disruptive trading.  Do not invest with us if you intend to conduct market timing or potentially disruptive trading.

Detection.  We employ various means in an attempt to detect and deter market timing and disruptive trading.  However, despite our monitoring we may not be able to detect nor halt all harmful trading.  In addition, because other insurance companies (and retirement plans) with different policies and procedures may invest in the underlying fund portfolios, we cannot guarantee that all harmful trading will be detected or that an underlying fund portfolio will not suffer from market timing and disruptive trading among subaccounts of variable products issued by these other insurance companies or retirement plans.

Deterrence.  If we determine you are engaged in market timing or disruptive trading, we may take one or more actions in an attempt to halt such trading.  Your ability to make transfers is subject to modification or restriction if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other policy owners (or others having an interest in the variable insurance products).  As described below, restrictions may take various forms, but under our current policies and procedures will include loss of expedited transfer privileges.  We consider transfers by telephone, fax, overnight mail, or the Internet to be “expedited” transfers.  This means that we would accept only written transfer requests with an original signature transmitted to us only by standard United States Postal Service First Class mail.  We may also restrict the transfer privileges of others acting on your behalf, including your registered representative or an asset allocation or investment advisory service.  Please Note:  If you engage a third party investment advisor for asset allocation services, then you may be subject to these transfer restrictions because of the actions of your investment advisor in providing these services.

We reserve the right to reject any premium payment or transfer request from any person without prior notice, if, in our judgment, (1) the payment or transfer, or series of transfers, would have a negative impact on an underlying fund portfolio's operations, or (2) if an underlying fund portfolio would reject or has rejected our purchase order or has instructed us not to allow that purchase or transfer, or (3) because of a history of market timing or disruptive trading. We may impose other restrictions on transfers, or even prohibit transfers for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege on a case-by-case basis.  We may, at any time and without prior notice, discontinue transfer privileges, modify our procedures, impose holding period requirements or limit the number, size, frequency, manner, or timing of transfers we permit.  We also reserve the right to reverse a potentially harmful transfer if an underlying fund portfolio refuses or reverses our order; in such instances some policy owners may be treated differently than others in that some transfers may be reversed and others allowed.  For all of these purposes, we may aggregate two or more variable insurance products that we believe are connected.

In addition to our internal policies and procedures, we will administer your variable insurance product to comply with any applicable state, federal, and other regulatory requirements concerning transfers.  We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying fund portfolio.  To the extent permitted by law, we also reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of any of the underlying fund portfolios.

Under our current policies and procedures, we do not:

•           impose redemption fees on transfers;
•
expressly limit the number or size of transfers in a given period except for certain subaccounts where an underlying fund portfolio has advised us to prohibit certain transfers that exceed a certain size; or

•           provide a certain number of allowable transfers in a given period.

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Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.

In the absence of a prophylactic transfer restriction (e.g., expressly limiting the number of trades within a given period or their size), it is likely that some level of market timing and disruptive trading will occur before it is detected and steps taken to deter it (although some level of market timing and disruptive trading can occur with a prophylactic transfer restriction).  As noted above, we do not impose a prophylactic transfer restriction and, therefore, it is likely that, some level of market timing and disruptive trading will occur before we are able to detect it and take steps in an attempt to deter it.

Please note that the limits and restrictions described herein are subject to our ability to monitor transfer activity.  Our ability to detect market timing or other disruptive trading may be limited by operational and technological systems, as well as by our ability to predict strategies employed by policy owners (or those acting on their behalf) to avoid detection.  As a result, despite our efforts to prevent harmful trading activity among the variable investment options available under this variable insurance product, there is no assurance that we will be able to deter or detect market timing or disruptive trading by such policy owners or intermediaries acting on their behalf.  Moreover, our ability to discourage and restrict market timing or disruptive trading may be limited by decisions of state regulatory bodies and court orders which we cannot predict.

Furthermore, we may revise our policies and procedures in our sole discretion at any time and without prior notice, as we deem necessary or appropriate (1) to better detect and deter market timing or other harmful trading that may adversely affect other policy owners, other persons with material rights under the variable insurance products, or underlying fund shareholders generally, (2) to comply with state or federal regulatory requirements, or (3) to impose additional or alternative restrictions on owners engaging in market timing or disruptive trading among the investment options under the variable insurance product.  In addition, we may not honor transfer requests if any variable investment option that would be affected by the transfer is unable to purchase or redeem shares of its corresponding underlying fund portfolio.

Underlying Fund Portfolio Frequent Trading Policies.  The underlying fund portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares.  Underlying fund portfolios may, for example, assess a redemption fee (which we reserve the right to collect) on shares redeemed within a certain time after purchase.  The prospectuses for the underlying fund portfolios describe any such policies and procedures.  The frequent trading policies and procedures of an underlying fund portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying fund portfolios and the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading.  Policy owners should be aware that we may not have the contractual ability or the operational capacity to monitor policy owners’ transfer requests and apply the frequent trading policies and procedures of the respective underlying funds that would be affected by the transfers.  Accordingly, policy owners and other persons who have material rights under our variable insurance products should assume that any protection they may have against potential harm from market timing and disruptive trading is the protection, if any, provided by the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading in certain subaccounts.

Policy owners should be aware that, upon written request by a fund or its designee, we are required to provide the fund with information about an individual policy owner and the policy owner’s trading activities in and out of one or more portfolios of the fund.  In addition, a fund may require us to restrict or prohibit a policy owner’s purchases and exchanges of shares of a specified portfolio if the fund identifies such policy owner as violating the frequent trading policies established for that portfolio. Please read the fund’s prospectuses for information about restrictions on transfers.

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Omnibus Order.  Policy owners and other persons with material rights under the variable insurance products also should be aware that the purchase and redemption orders received by the underlying fund portfolios generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable insurance products.  The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products.  The omnibus nature of these orders may limit the underlying fund portfolios’ ability to apply their respective frequent trading policies and procedures.  We cannot guarantee that the underlying fund portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying fund portfolios.  These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity.  If their policies and procedures fail to successfully discourage harmful transfer activity, it will affect other owners of underlying fund portfolio shares, as well as the owners of all of the variable annuity or life insurance policies, including ours, whose variable investment options correspond to the affected underlying fund portfolios.  In addition, if an underlying fund portfolio believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in market timing and disruptive trading, the underlying fund portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

Transfer Procedures

To make a transfer via fax, send your instructions to 319-355-2378 Monday - Friday 8:00 a.m. – 4:30 p.m. Central time.

Please note the following regarding fax transfers:

➢	We will employ reasonable procedures to confirm that fax instructions are genuine.

➢	Fax orders must be received at our home office before 4:00 p.m. Eastern time to receive same-day pricing of the transaction.

➢	We will not be responsible for same-day processing of transfers if faxed to a number other than 319-355-2378.

➢
We will not be responsible for any transmittal problems when you fax us your order unless you report it to us within five business days of receipt of confirmation of fax transmittal and send us proof of your fax transmittal to our home office.

➢	We may discontinue this option at any time.

We cannot guarantee that faxed transactions will always be available.  For example, our home office may be closed during severe weather emergencies or there may be interruptions in telephone or fax service beyond our control. If the volume of faxes is unusually high, we might not have someone immediately available to receive your order at our home office. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances.

We will process any transfer order we receive in good order at our home office before the NYSE closes (usually 4:00 p.m. Eastern time) using the subaccount unit value determined at the end of that session of the NYSE. If we receive the transfer order after the NYSE closes, we will process the order using the subaccount unit value determined at the close of the next regular business session of the NYSE.

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Asset Rebalancing Program

We offer an asset rebalancing program under which you may transfer amounts periodically to maintain a particular percentage allocation among the subaccounts you have selected.  Cash value allocated to each subaccount will grow or decline in value at different rates. The asset rebalancing program automatically reallocates the cash value in the subaccounts at the end of each period to match your Policy's currently effective premium allocation schedule.  Cash value in the fixed account is not available for this program. This program is intended to transfer cash value from subaccounts that have increased in value to subaccounts that have declined in value.  Over time, this method of investment may help you buy low and sell high.  This program does not guarantee gains or protect against losses. You may still have losses.

You may elect asset rebalancing to occur on each quarterly, semi-annual or annual anniversary of the effective date. Once we receive the asset rebalancing request form in good order at our home office, we will effect the initial rebalancing of cash value on the next such anniversary, in accordance with the Policy's current net premium allocation schedule. You may modify your allocations quarterly. We will credit the amounts transferred at the unit value next determined on the dates the transfers are made. If a day on which rebalancing would ordinarily occur falls on a day on which the NYSE is closed, rebalancing will occur on the next day that the NYSE is open.

To start asset rebalancing:	➢	you must submit a completed asset rebalancing request form signed by the policy owner to us at our home office; and
	➢	you must have a minimum cash value of $10,000 or make a $10,000 initial premium payment.

There is no charge for the asset rebalancing program.  Reallocations we make under the program will not count toward your 12 free transfers each year.

Asset rebalancing will cease if:	➢	we receive your request to discontinue participation at our home office;
	➢	you make any transfer to or from any subaccount other than under a scheduled rebalancing; or
	➢	you elect to participate in any asset allocation services provided by a third party.

You may start and stop participation in the asset rebalancing program at any time, but we reserve the right to restrict your right to re-enter the program to once each Policy year. If you wish to resume the asset rebalancing program, you must complete a new request form. We may modify, suspend or discontinue the asset rebalancing program at any time.

Third Party Asset Allocation Services

We do not offer any asset allocation programs or any investment models for use with your life insurance policy.  You may authorize and engage your own investment advisor to manage your account.  These investment advisors may be firms or persons who are appointed by us or whose affiliated broker-dealers are appointed by us, as authorized sellers of the Policies.  Even if this is the case, however, please note that the investment advisor you engage to provide advice and/or to make transfers for you is not acting on our behalf, but rather is acting on your behalf.  We do not offer advice about how to allocate your cash value under any circumstance.  We are not responsible for any recommendations such investment advisors make, any investment models or asset allocation programs they choose to follow, or any specific transfers they make on your behalf.

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Any fee that is charged by your investment advisor is in addition to the fees and expenses that apply under your Policy.  Transamerica Life is not a party to the agreement that you have with your investment advisor.  You will, however, receive confirmations of transactions that affect your Policy.

If your investment advisor has also acted as your insurance agent with respect to the sale of your Policy, he or she may be receiving compensation for services provided both as an insurance agent for us and investment advisor to you.  Alternatively, the investment advisor may compensate the insurance agent from whom you purchased your Policy for the referral that led you to enter into your investment advisory relationship with the investment advisor.  If you are interested in details about the compensation that your investment advisor and/or your insurance agent receive in connection with your Policy, then you should ask them for more details.

Transamerica Life, or one of its affiliates, will process the financial transactions placed by your registered insurance agents or investment advisors.  We reserve the right to discontinue doing so at any time and for any reason.  We may require insurance agents or investment advisors, who are authorized by multiple policy owners to make financial transactions, to enter into an administrative agreement with Transamerica Life as a condition of accepting transactions on your behalf.  The administrative agreement may impose limitations on the insurance agent's or the investment advisor's ability to request financial transactions on your behalf.  These limitations are intended to minimize the detrimental impact of an investment professional who is in a position to transfer large amounts of money for multiple clients in a particular portfolio or type of portfolio, or are intended to comply with specific restrictions or limitations imposed by a portfolio(s) that is an investment option under the Policy.

Please note:  Limitations that we may impose on your insurance agent or investment advisor under the terms of the administrative agreement do not apply to financial transactions requested by an owner on the owner's own behalf, except as otherwise described in this prospectus.

POLICY VALUES

Cash Value

Your Policy’s cash value:

•
Varies from day to day, depending on the investment experience of the subaccounts you choose, the interest credited to the fixed account, the charges deducted and any other Policy transactions (such as additional premium payments, transfers, withdrawals and Policy loans).

•          Serves as the starting point for calculating values under a Policy.

•           Equals the sum of all values in each subaccount, the fixed account and the loan account.

•           Is determined on the effective date and on each valuation day.

•    Has no guaranteed minimum amount and may be more or less than premiums paid.

Net Cash Value

The net cash value is the amount we pay when you surrender your Policy. We determine the net cash value at the end of the valuation period when we receive your written surrender request at our home office.

Net cash value on any valuation date equals:	➢	the cash value as of such date; minus

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➢              any outstanding indebtedness (Policy loan amount plus any accrued interest).

Subaccount Value

The cash value in a subaccount is referred to as “subaccount value.”  The subaccount value is initially equal to the amount of the initial net premium that was (i) allocated to each subaccount selected on the owner's application, or (ii) held in the general account or, if available, the money market subaccount, during the free-look period, including any interest earned (or investment gains or losses incurred) during the free-look period.   At the end of any other valuation period, the subaccount value is equal to that part of the net premiums allocated to the subaccount and any cash value transferred to the subaccount, adjusted by fees and charges, interest income, dividends, net capital gains or losses, realized or unrealized, and decreased by partial withdrawals and any cash value transferred out of the subaccount.

Accumulation Units

Every time you allocate premium, transfer or withdraw money to or from a subaccount, we convert that dollar amount into accumulation units. We determine the number of units we credit to, or subtract from, your Policy by dividing the dollar amount of the allocation, transfer or partial withdrawal by the accumulation unit value for that subaccount next determined at the end of the valuation period on which the premium, transfer request or partial withdrawal request is received at our home office.  Accumulation units are canceled as of the end of the valuation period in which we receive written (or other acceptable) notice regarding the event.  These events are referred to as Policy transactions.  Accumulation units are bought and sold each time there is a Policy transaction.

Net premiums allocated to or amounts transferred to a subaccount increase the number of accumulation units of that subaccount.  The following events reduce the number of accumulation units of a subaccount:

 •           partial withdrawals or transfers from a subaccount;

•	surrender of the Policy;

•	payment of the life insurance benefit proceeds;

•	Policy loans; and

•	the monthly deduction.

The number of accumulation units in any subaccount on any monthly deduction day equals:	➢	the initial units purchased at accumulation unit value at the end of the free-look period; plus
	➢	units purchased with additional net premium(s); plus
	➢	units purchased via transfers from another subaccount, the fixed account or the loan account; minus
	➢	units redeemed to pay for monthly deductions; minus
	➢	units redeemed to pay for partial withdrawals; minus
	➢	units redeemed as part of a transfer to another

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                         subaccount or the fixed account or the loan account; minus

➢	units redeemed to pay any transfer charges, any partial withdrawal charges, and any redemption fees that may apply.

Accumulation Unit Value

We determine the value of an accumulation unit on any valuation day by multiplying the value of the accumulation unit on the immediately preceding valuation day by the net investment factor for the valuation period.

Net Investment Factor

The net investment factor is an index that we apply to measure the investment performance of accumulation units of a subaccount from one valuation period to the next.  We determine the net investment factor for any subaccount for any valuation period by dividing the result of:

➢	the net asset value per share of the portfolio held in the subaccount, determined at the end of the current valuation period; plus
➢
the per share amount of any dividend or capital gain distributions made by the portfolio held in the subaccount, if the “ex-dividend” date occurs during the current valuation period; and the result divided by

➢	the net asset value per share of the portfolio held in the subaccount, determined at the end of the immediately preceding valuation period.

The net investment factor may be greater or less than one; therefore, the value of an accumulation unit may increase or decrease.

Except on customary national holidays on which the NYSE is closed, the portfolio in which any subaccount invests will determine its net asset value per share once daily, as of the close of the regular business session of the NYSE (usually 4:00 p.m. Eastern time) that coincides with the end of each valuation period.

Fixed Account Value

The fixed account value is equal to the cash value allocated to the fixed account.

The fixed account value at the end of any valuation period is equal to:	➢	the sum of all net premium(s) allocated to the fixed account; plus
	➢	any amounts transferred from a subaccount to the fixed account; plus
	➢	total interest credited to the fixed account; minus
	➢	any amounts withdrawn from the fixed account to pay for monthly deductions as they are due; minus
	➢	any amounts withdrawn from the fixed account to pay for partial withdrawals; minus
	➢	any amounts transferred from the fixed account to a subaccount; minus

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➢	any amounts redeemed to pay for partial withdrawal or transfer charges.

LIFE INSURANCE BENEFITS

As long as the Policy is in force, we will pay the life insurance benefit on an individual Policy once we receive at our home office satisfactory proof of the insured's death, written direction on how to pay the life insurance benefit, and any other documents and information we need (collectively referred to as "due proof of death").  Such due proof of death must be submitted in good order to avoid a delay in processing the life insurance benefit claim.  We may require return of the Policy.  We will pay the life insurance benefit proceeds to the primary beneficiary(ies), if living, or to a contingent beneficiary. If each beneficiary dies before the insured and there is no contingent beneficiary, we will pay the life insurance benefit proceeds to the owner.  We will pay the life insurance benefit proceeds in a lump sum or under a settlement option.

Life insurance benefit proceeds equal:	•	the life insurance benefit (described below); minus

•	any monthly deductions due during the late period (if applicable); minus

•	any outstanding indebtedness or due and unpaid charges; plus

•	any additional insurance in force provided by rider.

We may further adjust the amount of the life insurance benefit proceeds if we contest the Policy or if you misstate the insured's age or sex.

Life Insurance Benefit Options
The Policy provides a life insurance benefit. The life insurance benefit is determined at the end of the valuation period in which the insured dies. On your application, you must select one of the three life insurance benefit options (Option 1, Option 2 or Option 3) we offer. No matter which life insurance benefit option you choose, we guarantee that, so long as the Policy does not lapse, the life insurance benefit will never be less than the face amount of the Policy until age 100, when the life insurance benefit will equal the cash value.

You must also choose either the Cash Value Accumulation Test or the Guideline Premium Test in order to qualify the Policy as life insurance under the Code.  You may not change tests.  Each test involves a set of limitation percentages that vary by age.  The limitation percentages, which are used to determine the life insurance benefit provided, vary from one test to the other and may be found below.

Life insurance benefit under Option 1 is the greater of:	1.	the face amount of the Policy; or

2.	the applicable percentage called the "limitation percentage," multiplied by the cash value on the insured's date of death.

Under Option 1, your life insurance benefit remains level unless the limitation percentage multiplied by the cash value is greater than the face amount; then the life insurance benefit will vary as the cash value varies.

Option 1 example. Assume the insured is under the age of 40, there is no outstanding indebtedness, and the

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Guideline Premium Test is chosen. Under option 1, a Policy with a $50,000 face amount will generally pay $50,000 in life insurance benefits. However, because the life insurance benefit must be equal to or greater than 250% of cash value (age 40 and under), any time the cash value of the Policy exceeds $20,000, the life insurance benefit will exceed the $50,000 face amount. Each additional dollar added to cash value above $20,000 will increase the life insurance benefit by $2.50. Similarly, so long as cash value exceeds $20,000, each dollar taken out of cash value will reduce the life insurance benefit by $2.50.

Life insurance benefit under Option 2 is the greater of:	1.	the face amount; plus

•	the cash value on the insured's date of death; or

2.	the limitation percentage; multiplied by

 •         the cash value on the insured's date of death.

Under Option 2, the life insurance benefit always varies as the cash value varies.

Option 2 example.  Assume the insured is under the age of 40, there is no outstanding indebtedness, and the Guideline Premium Test is chosen. Under Option 2, a Policy with a face amount of $50,000 will generally pay a life insurance benefit of $50,000 plus cash value. Thus, for example, a Policy with a cash value of $10,000 will have a life insurance benefit of $60,000 ($50,000 + $10,000). The life insurance benefit under the Guideline Premium Test, however, must be at least 250% of cash value (age 40 and under). As a result, if the cash value of the Policy exceeds $33,333, the life insurance benefit will be greater than the face amount plus cash value since the cash value times 250% would exceed the face amount plus the cash value in this example. Each additional dollar of cash value above $33,333 will increase the life insurance benefit by $2.50. Similarly, any time cash value exceeds $33,333, each dollar taken out of cash value will reduce the life insurance benefit by $2.50.

Life insurance benefit under Option 3	1.	the face amount; plus
is the greater of:
•	cumulative premiums paid; less

•	cumulative partial withdrawals; or

2.	the limitation percentage; multiplied by

     •     the cash value on the insured's date of death.

Under Option 3, the life insurance benefit will always vary with the premiums paid, partial withdrawals taken, and the life insurance benefit may vary as the cash value varies.

Option 3 example.  Assume the insured is under the age of 40, there is no outstanding indebtedness, and the Guideline Premium Test is chosen. Under Option 3, a Policy with a face amount of $50,000 will generally pay a life insurance benefit of $50,000 plus premiums. Thus, for example, a Policy with premiums paid of $10,000 will have a life insurance benefit of $60,000 ($50,000 + $10,000). The life insurance benefit under the Guideline Premium Test, however, must be at least 250% of cash value (age 40 and under). As a result, if the cash value of the Policy exceeds $24,000 (the life insurance benefit divided by 250%), the life insurance benefit will be greater than the face amount plus cash value. Each additional dollar of cash value above $24,000 will increase the life insurance benefit by $2.50. Similarly, any time cash value exceeds $24,000, each dollar taken out of cash value will reduce the life insurance benefit by $2.50.

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The Policy is intended to qualify under Section 7702 of the Code as a life insurance contract for federal tax purposes.  The life insurance benefit under the Policy is intended to qualify for the federal income tax exclusion.

To the extent that the life insurance benefit is increased to maintain qualification as a life insurance policy, appropriate adjustments will be made in any monthly deductions or supplemental benefits as of that time, retroactively or otherwise, that are consistent with such an increase.  Retroactive adjustments to the monthly deduction may be deducted from the cash value or may be made by right of setoff against any life insurance benefits payable.  Prospective adjustments will be reflected in the monthly deduction.

Life Insurance Benefit Compliance Tests
Under Section 7702 of the Code, a policy will generally be treated as life insurance for federal tax purposes if at all times it meets either a “guideline premium test (GPT)” or a “cash value accumulation test (CVAT).”  You must choose either the GPT or the CVAT before the policy is issued.  Once the policy is issued, you may not change to a different test. The life insurance benefit will vary depending on which test is used.

Each test involves a set of limitation percentages that vary by insured’s age on Policy anniversary.  The limitation percentages, which are used to determine the life insurance benefit provided, vary from one test to the other.  (See the separate tables below.)

Limitation Percentages Table – Guideline Premium Test

Insured’s Age on Policy Anniversary	Limitation Percentage	Insured’s Age on Policy Anniversary	Limitation Percentage	Insured’s Age on Policy Anniversary	Limitation Percentage
0-40 41 42 43 44 45 46 47 48 49 50 51 52 53 54 55 56 57 58	250 243 236 229 222 215 209 203 197 191 185 178 171 164 157 150 146 142 138	59 60 61 62 63 64 65 66 67 68 69 70 71 72 73 74 75 76 77	134 130 128 126 124 122 120 119 118 117 116 115 113 111 109 107 105 105 105	78 79 80 81 82 83 84 85 86 87 88 89 90 91 92 93 94-99 100 and older	105 105 105 105 105 105 105 105 105 105 105 105 105 104 103 102 101 100

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Limitation Percentages Table – Cash Value Accumulation Test
Insured's Age on Policy Anniversary			Insured's Age on Policy Anniversary
	Limitation			Limitation
	Percentage			Percentage
	Male	Female		Male	Female

20	773	901	60	208	234
21	748	870	61	202	227
22	724	839	62	196	221
23	701	810	63	191	215
24	678	782	64	186	209
25	656	754	65	182	203
26	634	728	66	177	198
27	613	702	67	173	193
28	593	678	68	169	188
29	574	654	69	165	183
30	555	631	70	161	179
31	536	609	71	157	174
32	518	588	72	154	170
33	500	568	73	150	166
34	483	548	74	147	162
35	467	529	75	144	158
36	451	511	76	141	155
37	436	493	77	138	151
38	421	476	78	136	148
39	406	460	79	133	145
40	393	444	80	131	142
41	379	429	81	129	139
42	367	415	82	127	137
43	355	401	83	125	134
44	343	387	84	123	132
45	332	374	85	122	130
46	321	362	86	120	128
47	311	350	87	119	126
48	301	338	88	117	124
49	291	327	89	116	122
50	282	317	90	115	120
51	273	307	91	114	119
52	264	297	92	113	117
53	256	288	93	112	115
54	248	279	94	111	113
55	241	270	95	110	112
56	233	262	96	109	110

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57	227	255	97	107	108
58	220	247	98	105	106
59	214	240	99	102	102
			100+	101	101

If the federal tax code requires us to determine the life insurance benefit by reference to these limitation percentages, the Policy is described as "in the corridor." An increase in the cash value while the Policy is in the corridor will increase our risk, and we will increase the cost of insurance we deduct from the cash value.

The GPT has two components, a premium limit component and a corridor component. The premium limit restricts the amount of premium that can be paid into the policy. The corridor requires that the life insurance benefit be at least a certain percentage (varying each year by age of the insured) of the cash value.  The CVAT does not have a premium limit, but does have a corridor that requires that the life insurance benefit be at least a certain percentage (varying based on the age, sex and risk class of the insured) of the cash value.

The corridor under the CVAT is different than the corridor under the GPT.  Specifically, the CVAT corridor requires more life insurance benefit in relation to cash value than is required by the GPT corridor. Therefore, as your cash value increases your Life Insurance Benefit will increase more rapidly under CVAT than it would under GPT.

Your Policy will be issued using the GPT unless you choose otherwise. In deciding whether or not to choose the CVAT, you should consider that the CVAT generally permits more premiums to be contributed to a policy, but may require the policy to have a higher life insurance benefit.

Choosing a Life Insurance Benefit Option

You must choose one life insurance benefit option on your application. This is an important decision. The life insurance benefit option you choose generally will have an impact on the dollar value of the life insurance benefit, on your cash value and on the cost of insurance charges you pay.  Your Policy will be issued with Option 1 if no life insurance benefit option is designated on the application.

Option 1 could be considered more suitable for you if your goal is to increase cash value through positive investment experience, while Options 2 and 3 could be considered more suitable if your goal is to increase your total life insurance benefit.

Changing the Life Insurance Benefit Option

After the first Policy year, you may change the life insurance benefit option for an insured’s coverage (subject to the rules below).  We will notify you of the new face amount.

•	You may not change between Options 2 and 3.

•	You must send your written request in good order to our home office.

•	We may require proof of insurability.

•	The effective date of the change will be the monthly deduction day on or immediately following the date we approve your request for a change.

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•	You may not make a change that would decrease the face amount below the minimum face amount of the Policy.

•	If you change from Option 2 to Option 1, the face amount will be increased by an amount equal to the cash value on the effective date of the change.

•	If you change from Option 1 to Option 2, the face amount will be decreased by an amount equal to the cash value on the effective date of the change.

•	If you change from Option 3 to Option 1, the face amount will be increased by the sum of the premiums paid less the sum of partial withdrawals.

•	If you change from Option 1 to Option 3, the face amount will be decreased by the sum of the premiums paid less the sum of partial withdrawals.

•	You may not make a change if the Policy would fail to qualify as life insurance as defined under Section 7702 of the Code.

•	There may be adverse federal tax consequences. You should consult a tax advisor before changing your Policy's life insurance benefit option.

How Life Insurance Benefits May Vary in Amount

As long as the Policy remains in force, we guarantee that the life insurance benefit will never be less than the face amount of the Policy. These proceeds will be reduced by any outstanding indebtedness and any due and unpaid charges. The life insurance benefit may, however, vary with the Policy's cash value. Under Option 1, the life insurance benefit will only vary when the cash value multiplied by the limitation percentage exceeds the face amount of the Policy. The life insurance benefit under Option 2 will always vary with the cash value because the life insurance benefit equals either the face amount plus the cash value or the limitation percentage multiplied by the cash value. The life insurance benefit under Option 3 will always vary with the premiums paid and partial withdrawals taken and will also vary whenever the Policy is in the corridor (i.e., whenever the cash value multiplied by the limitation percentage exceeds the face amount plus cumulative premiums paid less cumulative partial withdrawals).

Changing the Face Amount

Subject to certain limitations, you may increase or decrease the face amount of a Policy. A change in face amount may affect your cost of insurance charge. A change in face amount could also have federal income tax consequences. Consult a tax advisor before changing the face amount.

Decreasing the Face Amount

After the Policy has been in force for one year, you may decrease the face amount. A decrease in the face amount will affect your cost of insurance charge and may have adverse federal tax consequences.  You should consult a tax advisor before decreasing your Policy’s face amount.

Conditions for decreasing the face amount:

•	You must send your written request in good order to our home office.

•	You may not decrease your face amount lower than $1,000.

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•	You may not decrease your face amount if it would disqualify your Policy as life insurance under the Code.

•	A decrease in face amount will take effect on the monthly deduction day on or immediately following our receipt of your written request.

Increasing the Face Amount
After the Policy has been in force for one year, you may increase the face amount.  An increase in the face amount will affect your cost of insurance charge and target premium.  A change in face amount may have adverse federal tax consequences.  You should consult a tax advisor before increasing your Policy’s face amount.

Conditions for increasing the face amount:

•	You must submit a written application in good order to our home office.

•	You must submit additional evidence of insurability as requested.

•	We reserve the right to decline any increase request.

•	You do not need to increase your premium, but there must be enough net cash value to cover the next monthly deduction after the increase becomes effective.

•	An increase in face amount will take effect on the monthly deduction day on or after we approve your written request.

•	The two year period in the incontestability and suicide exclusion provision will each start on the date such increase takes effect.

•	IF YOU INCREASE THE FACE AMOUNT BUT YOU HAVE NOT PAID SUFFICIENT PREMIUMS TO COVER MONTHLY DEDUCTIONS, YOUR POLICY WILL LAPSE.

Duration of the Policy

The Policy's duration depends upon the net cash value. The Policy will remain in force so long as the net cash value is sufficient to pay the monthly deduction. If the net cash value is insufficient to pay the monthly deduction and you do not make an adequate payment before the end of the late period, the Policy will lapse and terminate without value.

Payment Options

We will pay the Policy proceeds in one sum or, if elected, all or part of the proceeds may be placed under the fixed period option described in your Policy and in the SAI.

SURRENDERS AND PARTIAL WITHDRAWALS

Surrenders

You must make a written request containing an original signature to surrender your Policy.  All surrender requests must be submitted in good order to avoid a delay in processing your request.  A surrender is effective as of the date when we receive your written request at our home office.  The net cash value will be calculated at the

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end of the valuation day on which we receive your request at our home office. The insured must be alive and the Policy must be in force when you make your written request.  Once you surrender your Policy, all coverage and other benefits under it cease and cannot be reinstated. We will normally pay you the net cash value in a lump sum within seven days. A surrender may have tax consequences.  You should consult a tax advisor before requesting a surrender.

Possible Additional Amount Payable On Surrender

We will not pay you an amount in addition to the net cash value (the “additional amount”) on partial withdrawals or on full surrenders with proceeds paid to a party other than the owner.

We will pay you an additional amount on surrender if:

•	all Policies in the “case” (i.e., all Policies originally issued to a single owner on a common date) have been surrendered; and
•
ownership has not been transferred (except as a result of a merger or acquisition and the succeeding owner was, or is to be, the wholly-owned subsidiary of the preceding owner, or the succeeding owner is a trust established by the preceding owner for the purpose of providing employee benefits).

This allows the policy owner to spread the impact of first year percent of premium load and cost of insurance charges over a period of years and over any subsequent premium payments.

The “additional amount” is calculated as follows:

•	“fully surrendered net cash value” multiplied by
•	% based on the Policy year (see Percentage Table) multiplied by
•	a “factor.”

“Fully-surrendered net cash value” is calculated as follows:

•	the total net cash value of the Policies in the case in force on the surrender date of the final Policy, plus;

•	the total net cash value paid for any Policies in the case surrendered prior to the surrender date; minus;

•	the total net cash value for any Policies in the case that terminate or have terminated as part of a transaction to which Section 1035 of the Code is intended to apply.

Percentage Table

For Policies issued on 05-01-2010 and later:
Policy Percentage of net cash value Year
1 13.20%
2 13.13% reducing by .070% per Policy month
3 12.31% reducing by .055% per Policy month
4 11.64% reducing by .065% per Policy month
5 10.75% reducing by .170% per Policy month
6 8.75% reducing by .130% per Policy month
7 7.21% reducing by .110% per Policy month

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8 5.91% reducing by .090% per Policy month
9 4.84% reducing by .085% per Policy month
10 3.82% reducing by .085% per Policy month
11 2.80% reducing by .080% per Policy month
12 1.84% reducing by .085% per Policy month
13+ 0%

Different percentages of net cash value apply to Policies issued before May 1, 2010, please see attached appendix.

The “factor” is between 0.00 and 1.00, inclusive.  The “factor” is calculated as follows:  (A/B), with A and B defined as follows: (A) target premium and (B) total first year premium.  A different “factor” calculation applies to Policies issued before May 1, 2010, please see attached appendix.

Examples.

Examples of “factor” calculation. Below is a table of calculation examples for the factor used in the calculation of the additional amount.  These are for illustration purposes only.  Please note that the total first year premium may be greater or less than the target premium.

	Target Premium (A)	÷	Total First Year Premium (B)	=	Factor
Example 1	$100.00		$100.00		1.00
Example 2	$75.00		$100.00		0.75
Example 3	$50.00		$100.00		0.50
Example 4	$25.00		$100.00		0.25
Example 5	$10.00		$100.00		0.10

Example 1 of “additional amount” calculation.  For this example, assume the values of Example 3 from the “factor” calculation table above and a Policy with a fully surrendered net cash value of $110.00.  In Policy year 2, month 1, the Policy owner surrendered all Policies, which were issued after May 1, 2010.  The additional amount at surrender is $7.22, which is the product of $110.00 x 13.13% x 0.50

Example 2 of “additional amount” calculation.   For this example, assume the values of Example 5 from the “factor” calculation table above and a Policy with a fully surrendered net cash value of $200.00.  In Policy year 4, month 1, the Policy owner surrendered all Policies, which were issued after May 1, 2010.  The additional amount at surrender is $2.33, which is the product of $200.00 x 11.64% x 0.10.

Partial Withdrawals

After the first Policy year, while the insured is living and the Policy is in force, you may request a partial withdrawal of a portion of your net cash value subject to certain conditions.

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Conditions for partial withdrawals:

•
You must send your written partial withdrawal request with an original signature to our home office.  All partial withdrawal requests must be submitted in good order to avoid a delay in processing your request.

•
The minimum amount of the partial withdrawal is $500 and the maximum amount of the partial withdrawal is an amount that would leave at least $500 remaining in each subaccount or the fixed account from which the partial withdrawal is made.

•	There is no limit to the number of partial withdrawals per Policy year.

•
The partial withdrawal will be deducted from each of the subaccounts and the fixed account on a pro rata basis in accordance with your current premium allocation instructions unless you specify otherwise in your written request.

•	You may not take a partial withdrawal if it will reduce the face amount below the minimum face amount set forth in the Policy.

•	We generally will pay a partial withdrawal request within seven days following the valuation day we receive the request at our home office.

•
We reserve the right to deduct a processing fee equal to the lesser of $25 or 2% of the amount you withdraw. We deduct this amount from the withdrawal, and we pay you the balance.  We will deduct this fee on a pro rata basis from the subaccounts and the fixed account unless we may otherwise require or agree.

•	The cash value and the net cash value will be reduced, as of the date of payment, by the amount of partial withdrawal that you make.

•	You may not take a partial withdrawal that would disqualify your Policy as life insurance under the Code.
•	A partial withdrawal may have tax consequences. See “Federal Income Tax Considerations.”

If you have selected life insurance benefit option 1, we will reduce the face amount by the amount of the partial withdrawal.  If you have selected life insurance benefit option 2, the face amount will not be changed by the amount of the partial withdrawal.  If you have selected life insurance benefit option 3 and the partial withdrawal is greater than the sum of the premiums paid, the face amount is reduced by the amount of the partial withdrawals minus the sum of the premiums paid; otherwise the face amount is not reduced.  In no event will the face amount be reduced below $1,000.00.

LOANS

General

After the first Policy year (as long as the Policy is in force) you may borrow money from us using the Policy as the only security for the loan.  We may permit a loan before the first Policy anniversary for Policies issued pursuant to 1035 Exchanges. A loan that is taken from or secured by a Policy may have tax consequences. You should consult a tax advisor before requesting a Policy loan.  See “Federal Income Tax Considerations.”

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Conditions for Policy loans:

•	We may require you to borrow at least $500.

•	The maximum amount you may borrow is 90% of the net cash value.

•	Outstanding loans have priority over the claims of any assignee or other person.

•	The loan may be repaid totally or in part.

When you take a loan, we will withdraw an amount equal to the requested loan from each of the subaccounts and the fixed account on a pro rata basis unless you specify otherwise in your written notice, and we will transfer that amount to the loan account.  The loan account is a part of our general account to which amounts are transferred as collateral for a Policy loan.

We normally pay the amount of the loan within seven days after we receive a proper loan request in good order at our home office. We may postpone payment of loans under certain conditions.

You may also fax your loan request to us at 319-355-2378. We will not be responsible for any transmittal problems when you fax your request unless you report it to us within five business days of receipt of confirmation of fax transmittal and send proof of your fax transmittal to our home office.

At each Policy anniversary, we will compare the outstanding loan to the amount in the loan account including interest credited to the loan account during the previous Policy year. We will also make this comparison any time you repay all or part of the loan or make a request to borrow an additional amount. At such time, if the outstanding loan amount exceeds the amount in the loan account, we will transfer the difference from the subaccounts and the fixed account to the loan account in the same manner as when a loan is made. If the amount in the loan account exceeds the amount of the outstanding loan, we will transfer the difference from the loan account to the subaccounts and the fixed account in the same manner as net premiums are allocated. No charge will be imposed for these transfers, and these transfers will not be treated as transfers in calculating the transfer charge.

Interest Rate Charged

We currently charge an annual interest rate on Policy loans of 2.75% in Policy years 1-30 and 2.10% in Policy years 31+; (the annual interest rate we charge is guaranteed not to exceed 4.00%).  Interest is payable in arrears on each Policy anniversary.  Loan interest that is unpaid when due will be added to the amount of the loan on each Policy anniversary and will bear interest at the same rate.  If we declare an annual interest rate lower than 4.00%, any subsequent increase in the interest rate is subject to the following conditions:

•	The effective date of any increase in the interest rate for Policy loans will not be earlier than one year after the effective date of the previous rate.

•	We will give notice of the interest rate in effect when a loan is made and when we send notice of loan interest due.

•	We will give notice of any change in the annual interest rate within 30 days of the change.

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Loan Account Interest Rate Credited

We will credit the amount in the loan account with interest at an effective annual rate of 2.00%.

Maximum Loan Account Interest Rate

The maximum interest rate we will charge for a Policy loan is 4.00% annually.  After offsetting the 2.00% interest we credit to amounts in the loan account, the maximum net cost of loans is 2.00% annually.

Indebtedness

Indebtedness is the total of all Policy loans plus any loan interest accrued on the loans.  If indebtedness exceeds the cash value, we will notify you and any assignee of record.  If we do not receive sufficient payment equal to excess indebtedness within 31 days from the date we send you the notice, the Policy will lapse and terminate without value.  The Policy may be reinstated.

Repayment of Indebtedness

You may repay indebtedness at any time.  Payments must be sent to our home office and will be credited as of the date received in good order.  We will treat payments made while there is indebtedness as loan repayments unless you indicate that the payment is a premium payment. Note that premium payments result in additional charges to you, but loan repayments do not.  If not repaid, we will deduct indebtedness from any amount payable under the Policy.  As indebtedness is repaid, an amount equal to the repayment will be transferred from the loan account to the subaccounts and the fixed account in the same manner as net premiums are allocated.  We will allocate the repayment of indebtedness at the end of the valuation period during which the repayment is received.

Effect of Policy Loans

A Policy loan reduces the life insurance benefit proceeds and net cash value by the amount of any outstanding indebtedness. Repaying the loan causes the life insurance benefit proceeds and net cash value to increase by the amount of the repayment. As long as a loan is outstanding, we hold in the loan account an amount equal to the loan as of the last Policy anniversary plus any accrued interest, net of any loan repayments. This amount is not affected by the separate account's investment performance and may not be credited with the interest rates accruing on the unloaned portion of the fixed account. Amounts transferred from the separate account to the loan account will affect the value in the separate account because we credit such amounts with an interest rate declared by us rather than a rate of return reflecting the investment results of the separate account.

There are risks involved in taking a Policy loan, including the potential for a Policy to lapse if projected earnings, taking into account outstanding indebtedness, are not achieved. A Policy loan may also have possible adverse tax consequences. You should consult a tax advisor before taking out a Policy loan.

POLICY LAPSE AND REINSTATEMENT

Lapse

Your Policy may not necessarily lapse (terminate without value) if you fail to make a planned periodic payment. However, even if you make all your planned periodic payments, there is no guarantee your Policy will not lapse.  Your Policy may lapse (terminate without value) if the net cash value on any monthly deduction day is less than the

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monthly deductions due on that day. Such lapse might occur if unfavorable investment experience, loans and partial withdrawals cause a decrease in the net cash value, or you have not paid sufficient premiums as discussed below to offset the monthly deductions.  The lapse of a Policy with loans outstanding may have tax consequences.

If the net cash value is not enough to pay the monthly deductions, we will mail a notice to your last known address and any assignee of record. The notice will specify the minimum payment you must pay (at least sufficient to provide a net premium to cover the sum of the monthly deductions due) and the final date by which we must receive the payment to prevent a lapse. We generally require that you make the payment within 62 days after the date of the notice. This 62-day period is called the late period. If we do not receive the specified minimum payment by the end of the late period, all coverage under the Policy will terminate without value.

If we receive a sufficient payment in good order during the late period, we will allocate any resulting net premium among the subaccounts and the fixed account and will charge any monthly deductions due to the subaccounts and the fixed account according to the current net premium allocation.  If the insured dies during the late period, the life insurance benefit proceeds will equal the amount of the life insurance benefit proceeds immediately before the commencement of the late period, reduced by any due and unpaid charges.

Reinstatement

At your request, we may reinstate a lapsed Policy within five years after the lapse. To reinstate the Policy you must:

•            submit a written application in good order for reinstatement to our home office;

   •           provide evidence of insurability that is satisfactory to us;

•	make a minimum premium payment sufficient to provide a net premium that is large enough to cover the next two monthly deductions that will become due after the time of reinstatement.

•	either reinstate or repay any unpaid loan.

We reserve the right to decline any reinstatement request.  The effective date of the reinstatement will be the first monthly deduction date on or after the date we approve the application for reinstatement.

POLICY TERMINATION

Your Policy will terminate on the earliest of:

 •           the end of the late period (if we have not received the specified minimum payment);

•	the date the insured dies; or

 •           the date the Policy is surrendered.

FEDERAL INCOME TAX CONSIDERATIONS

PURSUANT TO U.S. TREASURY DEPARTMENT CIRCULAR 230, THE COMPANY IS INFORMING POLICY HOLDERS AND PROSPECTIVE POLICY HOLDERS THAT (A) THE SUMMARY SET FORTH BELOW IS NOT INTENDED AND WAS NOT WRITTEN TO BE USED, AND CANNOT BE USED, BY ANY TAXPAYER FOR THE PURPOSES OF AVOIDING PENALTIES UNDER THE U.S. FEDERAL TAX

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LAWS  OR ANY OTHER APPLICABLE TAX LAWS THAT MAY BE IMPOSED ON THE TAXPAYER, (B) THE SUMMARY SET FORTH BELOW WAS WRITTEN IN CONNECTION WITH THE PROMOTION OR MARKETING BY THE COMPANY OF THE POLICIES, AND (C) EACH TAXPAYER SHOULD SEEK ADVICE BASED ON ITS PARTICULAR CIRCUMSTANCES FROM AN INDEPENDENT TAX ADVISOR.

Introduction

The following summary provides a general description of the federal income tax considerations associated with the Policy and does not purport to be complete or to cover all tax situations.  This discussion is not intended as tax advice.  Counsel or other competent tax advisors should be consulted for more complete information.  This discussion is based upon our understanding of the present federal income tax laws.  No representation is made as to the likelihood of continuation of the present federal income tax laws or as to how they may be interpreted by the Internal Revenue Service.

Tax Status of the Policy

A Policy must satisfy certain requirements set forth in the Code in order to qualify as a life insurance policy for federal income tax purposes and to receive the tax treatment normally accorded life insurance policies under federal tax law. Guidance as to how these requirements are to be applied is limited. Nevertheless, we believe that a Policy issued on the basis of a standard rate class should generally satisfy the applicable Code requirements.

Because of the absence of pertinent interpretations of the Code requirements, there is, however, less certainty about the application of such requirements to a Policy issued on a substandard basis.  It is also uncertain in some cases whether life insurance benefits under Policies that continue after the insured attains age 100 will be excludible from the beneficiary’s gross income and whether Policy cash value will be deemed to be distributed to you when the insured attains age 100.  Such a deemed distribution may be taxable.  If it is subsequently determined that a Policy does not satisfy the applicable requirements, we may take appropriate steps to bring the Policy into compliance with such requirements, and we reserve the right to restrict Policy transactions in order to do so.

In some circumstances, owners of variable policies who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets.  Although published guidance in this area does not address certain aspects of the Policies, we believe that the owner of a Policy should not be treated as the owner of the separate account assets.  We reserve the right to modify the Policies to bring them in conformity with applicable standards should such modification be necessary to prevent owners of the Policies from being treated as the owners of the underlying separate account assets.

In addition, the Code requires that the investments of the separate account be "adequately diversified" in order to treat the Policy as a life insurance policy for federal income tax purposes. We intend that the subaccounts, through the portfolios, will satisfy these diversification requirements.

The following discussion assumes the Policy will qualify as a life insurance policy for federal income tax purposes.

Tax Treatment of Policy Benefits

In General. We believe that the life insurance benefit under a Policy should generally be excludible from the beneficiary's gross income. Federal, state and local transfer, estate and other tax consequences of ownership or receipt of Policy proceeds depend on your circumstances and the beneficiary's circumstances. A tax advisor should be consulted on these consequences.

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Generally, you will not be deemed to be in constructive receipt of the cash value until there is a distribution. When distributions from a Policy occur, or when loans are taken out from or secured by a Policy (e.g., by assignment), the tax consequences depend on whether the Policy is classified as a "Modified Endowment Contract" ("MEC").

Modified Endowment Contracts. Under the Code, certain life insurance contracts are classified as “Modified Endowment Contracts,” with less favorable income tax treatment than other life insurance contracts.  In general, a Policy will be classified as a MEC if the amount of premiums paid into the Policy causes the Policy to fail the “7-pay test.”  A Policy will fail the 7-pay test if, at any time in the first seven Policy years, the amount paid into the Policy exceeds the sum of the level premiums that would have been paid at that point under a Policy that provided for paid-up future benefits after the payment of seven level annual premiums.

If there is a reduction in the benefits under the Policy during the first seven Policy years, for example, as a result of a partial withdrawal, the 7-pay test will have to be reapplied as if the Policy had originally been issued at the reduced face amount.  If there is a “material change” in the Policy’s benefits or other terms, even after the first seven Policy years, the Policy may have to be retested as if it were a newly issued Policy.  A material change can occur, for example, when there is an increase in the life insurance benefit, which is due to the payment of an unnecessary premium.  Unnecessary premiums are premiums paid into the Policy which are not needed in order to provide a life insurance benefit equal to the lowest life insurance benefit that was payable in the first seven Policy years. To prevent your Policy from becoming a MEC, it may be necessary to limit premium payments or to limit reductions in benefits.  A current or prospective policy owner should consult with a competent advisor to determine whether a Policy transaction will cause the Policy to be classified as a MEC.

Upon issue of your Policy, we will notify you as to whether or not your Policy is classified as a MEC based on the initial premium we receive. If your Policy is not a MEC at issue, then you will also be notified of the maximum amount of additional premiums you can pay without causing your Policy to be classified as a MEC. If a payment would cause your Policy to become a MEC, you and your agent will be notified immediately. At that time, you will need to notify us if you want to continue your Policy as a MEC. Unless you notify us that you do want to continue your Policy as a MEC, we will refund the dollar amount of the excess premium that would cause the Policy to become a MEC.

Distributions (other than Life Insurance Benefits) from MECs. Policies classified as MECs are subject to the following tax rules:

•
All distributions other than life insurance benefits from a MEC, including distributions upon surrender and partial withdrawals, will be treated first as distributions of gain taxable as ordinary income. They will be treated as tax-free recovery of the owner's investment in the Policy only after all gain has been distributed. Your investment in the Policy is generally your total premium payments. When a distribution is taken from the Policy, your investment in the Policy is reduced by the amount of the distribution that is tax-free.

•	Loans taken from or secured by (e.g., by assignment) such a Policy are treated as distributions and taxed accordingly.

•
A 10% additional federal income tax is imposed on the amount includable in income except where the distribution or loan is made when you have attained age 59 ½ or are disabled, or where the distribution is part of a series of substantially equal periodic payments for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and the beneficiary.  These exceptions are available only if the owner is an individual.

•
If a Policy becomes a MEC, distributions that occur during the Policy year will be taxed as distributions from a MEC. In addition, distributions from a Policy within two years before it becomes a MEC will be

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 taxed in this manner. This means that a distribution from a Policy that is not a MEC at the time the distribution is made could later become taxable as a distribution from a MEC.

Distributions (other than Life Insurance Benefits) from Policies that are not MECs. Distributions from a Policy that is not a MEC are generally treated first as a recovery of your investment in the Policy and as taxable income after the recovery of all investment in the Policy. However, certain distributions which must be made so that the Policy may continue to qualify as life insurance for federal income tax purposes may be treated in whole or in part as ordinary income subject to tax, including if Policy benefits are reduced during the first 15 Policy years due to such distributions.

Loans from or secured by a Policy that is not a MEC are generally not treated as distributions. Instead, such loans are treated as indebtedness.  However, the tax consequences associated with loans where the spread between the interest rate credited to the loaned amount and the interest rate charged on the loan is very small are less clear, and a tax advisor should be consulted about such loans.

Finally, distributions or loans from or secured by a Policy that is not a MEC are not subject to the 10% additional tax.

Multiple Policies.  All MECs that we issue (or that our affiliates issue) to the same owner during any calendar year are treated as one MEC for purposes of determining the amount includible in the owner's income when a taxable distribution occurs.

Continuation Beyond Age 100.  If the Policy continues in force beyond the insured’s 100th birthday, the tax consequences are uncertain.  You should consult a tax advisor as to these consequences.

Section 1035 Exchanges, Material Changes, and Sales.  Generally, no gain is taxed when you exchange one life insurance policy for another, so long as the same person is being insured (a change of the insured is a taxable event).  Paying additional premiums under the new policy may cause it to be treated as a MEC.  Further a new policy that is issued in exchange for a MEC is also treated as a MEC.  If you exchange your Policy, the new Policy may also lose any “grandfathering” privileges, where you would be exempt from certain legislative or regulatory changes made after your original Policy was issued.  In addition, an exchange of your Policy could cause certain federal income tax rules to re-apply to the Policy as of the time of the exchange.  Certain other changes to the Policy, including a change in ownership, an increase in coverage or other “material” change, could have tax consequences similar to an actual exchange. Whether a change is considered “material” is determined in light of all relevant facts and circumstances.  In addition, special tax consequences may apply if you sell your Policy.  Accordingly, you should consult with a tax advisor if you are considering exchanging your Policy, making any changes to your Policy, or selling your Policy.

Withholding.  To the extent that Policy distributions are taxable, they are generally subject to withholding for the recipient's federal income tax liability.  Recipients can generally elect, however, not to have tax withheld from distributions.

Life Insurance Purchases by Nonresident Aliens and Foreign Corporations.  The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers that are U.S. citizens or residents.  Purchasers that are not U.S. citizens or residents will generally be subject to U. S. federal withholding tax on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence.  Prospective purchasers that are not U.S. citizens or residents are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to a life insurance Policy purchase.

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Investment in the Policy.  Your investment in the Policy is generally the sum of the premium payments you made. When a distribution from the Policy occurs, your investment in the Policy is reduced by the amount of the distribution that is tax-free.

Policy Loans when a Policy is Surrendered or Lapses. If a loan from a Policy that is not a MEC is outstanding when the Policy is surrendered or lapses, the amount of the outstanding indebtedness will be taxed as if it were a distribution.  This is also true if the amount of indebtedness on a Policy is reduced or cancelled in connection with a section 1035 exchange.  If a loan is taken out from a Policy that is a MEC, then the amount of the loan will be treated as a distribution and will be taxed accordingly.

Deductibility of Policy Loan Interest. In general, interest you pay on a loan from a Policy will not be deductible. Before taking out a Policy loan, you should consult a tax advisor as to the tax consequences.

Experience Credits Rider.  There is some uncertainty regarding the tax consequences of the optional experience credits rider.  In particular, it is possible that the policy owner could recognize taxable income with respect to interest credited to the claims stabilization reserve.  You should consult a tax advisor as to the treatment of such reserve.

Business Uses of the Policy. The Policy may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans and business uses of the Policy may vary depending on the particular facts and circumstances of each individual arrangement and business uses of the Policy. Therefore, if you are contemplating using the Policy in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a tax advisor as to tax attributes of the arrangement.  Any business contemplating the purchase of a new Policy or a change in an existing Policy should consult a tax advisor.

Employer-Owned Life Insurance Contracts. Pursuant to section 101(j) of the Code, unless certain eligibility, notice and consent requirements are satisfied, the amount excludible as a life insurance benefit payment under an employer-owned life insurance contract will generally be limited to the premiums paid for such contract (although certain exceptions may apply in specific circumstances).  An employer-owned life insurance contract is a life insurance contract that is owned by an employer that insures an employee of the employer and under which the employer is a direct or indirect beneficiary.  It is the employer’s responsibility (i) to verify the eligibility of the intended insureds under employer-owned life insurance contracts and to provide the notices and obtain the consents required by section 101(j), and (ii) to satisfy certain annual tax reporting requirements in respect of employer-owned life insurance contracts.  The requirements of new section 101(j) generally apply to employer-owned life insurance contracts issued or materially modified after August 17, 2006.  A tax adviser should be consulted by anyone considering the purchase or modification of an employer-owned life insurance contract.

Non-Individual Owners and Business Beneficiaries of Policies.  If a Policy is owned or held by a corporation, trust or other non-natural person (an “entity”), Code section 264(f) could limit some (or all) of such entity’s interest deduction, even where such entity’s indebtedness is in no way connected to the Policy.  In addition, under section 264(f)(5), if an unincorporated business (other than a sole proprietorship) is directly or indirectly a beneficiary of a Policy, this Policy could be treated as held by that business for purposes of the section 264(f) rules.  An exception to the interest disallowance rule of Code section 264(f) is available for a Policy owned by an entity engaged in a trade or business, if the Policy covers only one individual and that individual is, at the time first covered by the Policy, (1) a 20-percent owner of the entity or (2) an officer, director, or employee of the trade or business.  For this purpose, the IRS generally has interpreted “time first covered” as meaning the date a contract is issued, including the date of any exchange of the contract for a new contract.  In light of these rules, it would be advisable to consult with a

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qualified tax advisor before any non-natural person is made an owner or holder of a Policy, or before a business (other than a sole proprietorship) is made a beneficiary of a Policy.

Split Dollar Arrangements.  The IRS and the Treasury Department have issued guidance that substantially affects split dollar arrangements.  Consult a qualified tax adviser before entering into or paying additional premiums with respect to such arrangements.

Additionally, significant accounting and corporate governance reform legislation, known as the Sarbanes-Oxley Act of 2002 prohibits, with limited exceptions, publicly-traded companies, including non-U.S. companies that have securities listed on exchanges in the United States, from extending, directly or through a subsidiary, many types of personal loans to their directors or executive officers.  It is possible that this prohibition may be interpreted as applying to split dollar life insurance arrangements for directors and executive officers of such companies, since such arrangements arguably can be viewed as involving a loan from the employer for at least some purposes.

Although the prohibition on loans is generally effective as of July 30, 2002, there is an exception for loans outstanding as of the date of enactment, so long as there is no material modification to the loan terms and the loan is not renewed after July 30, 2002.  Any affected business contemplating the payment of a premium on an existing Policy, or the purchase of a new Policy, in connection with a split dollar life insurance arrangement should consult legal counsel.

Alternative Minimum Tax. There also may be an indirect tax upon the income in the Policy or the proceeds of a Policy under the federal corporate alternative minimum tax, if the policy owner is subject to that tax.

Estate, Gift and Generation Skipping Transfer Taxes.  The transfer of the Policy or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes.  For example, when the insured dies, the death proceeds will generally be includable in the owner’s estate for purposes of federal estate tax if the insured owned the Policy.  If the owner was not the insured, the fair market value of the Policy would be included in the owner’s estate upon the owner’s death.  The Policy would not be includable in the insured’s estate if the Insured neither retained incidents of ownership at death nor had given up ownership within three years before death.

Moreover, under certain circumstances, the Code may impose a “generation skipping transfer tax” when all or part of a life insurance Policy is transferred to, or a life insurance benefit is paid to, an individual two or more generations younger than the owner.  Regulations issued under the Code may require us to deduct the tax from your Policy, or from any applicable payment, and pay it directly to the IRS.

Qualified tax advisers should be consulted concerning the estate and gift tax consequences of Policy ownership and distributions under federal, state and local law.  The individual situation of each owner or beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of Policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation skipping and other taxes.

Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010.   The Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010 (the “2010 Act”) increases the federal estate tax exemption to $5 million and reduces the federal estate tax rate to 35%; increases the federal gift tax exemption to $5 million and retains the federal gift tax rate at 35%; and increases the generation-skipping transfer tax exemption to $5 million and reduces the generation-skipping transfer tax rate to 35%.  Commencing in 2012, these exemption amounts will be indexed for inflation.

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The estate, gift, and generation skipping transfer provisions of the 2010 Act are only effective until December 31, 2012; thereafter they will sunset and the federal estate, gift and generation-skipping transfer taxes will return to their pre-2001 levels.  Between now and the end of 2012, Congress may make these provisions of the 2010 Act permanent, or they may do nothing and allow these 2010 Act provisions to sunset, or they may alter the exemptions and/or applicable tax rates.

The complexity of the estate, gift, and generation skipping transfer tax rules, along with uncertainty as to how they might be modified in the near future, underscore the importance of seeking guidance from a qualified advisor to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

Possible Tax Law Changes. Although the likelihood of legislative or regulatory changes is uncertain, there is always a possibility that the tax treatment of the Policies could change by legislation, regulation or otherwise. You should consult a tax advisor with respect to legal developments and their effect on the Policy.

Possible Charges for Transamerica Life’s Taxes.  At the present time, we make no charge for any federal, state or local taxes (other than the charge for state premium taxes) that may be attributable to the subaccounts and the fixed account or to the Policies.  We reserve the right to charge the subaccounts and the fixed account for any future taxes or economic burden we may incur.  To the extent permitted under Federal tax law, we may claim the benefit of certain foreign tax credits attributable to taxes paid by certain portfolios to foreign jurisdictions.

OTHER POLICY INFORMATION

Payments We Make

We usually pay the amounts of any surrender, partial withdrawal, loan, life insurance benefit proceeds or settlement option within seven calendar days after we receive all applicable written notices and/or due proof of death in good order at our home office. However, we can postpone such payments if:

•	the NYSE is closed, other than customary weekend and holiday closing, or trading on the NYSE is restricted as determined by the SEC; or

•           the SEC permits, by an order, the postponement for the protection of policy owners; or

•	the SEC determines that an emergency exists that would make the disposal of securities held in the separate account or the determination of their value not reasonably practicable.

In addition, if, pursuant to SEC rules, any money market fund portfolio suspends payment of redemption proceeds in connection with a liquidation of that underlying fund portfolio, then we will delay payment of any transfer, partial withdrawal, surrender or death benefit from the corresponding subaccount until the money market fund portfolio is liquidated.

If you have submitted a recent check or draft, we have the right to defer payment of surrenders, partial withdrawals, loans, life insurance benefit proceeds or payments under a settlement option until such check or draft has been honored.  We also reserve the right to defer payment of transfers, cash withdrawals, life insurance benefit proceeds or surrenders from the fixed account for up to six months.

Federal laws designed to counter terrorism and prevent money laundering by criminals may require us to reject a premium payment and/or block a policy owner's account and thereby refuse to pay any request for transfers,

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withdrawals, surrenders, loans or life insurance benefits until instructions are received from the appropriate regulators.  We also may be required to provide information about the policy owner or the insured and the Policy to government agencies and departments.

Split Dollar Arrangements

You may enter into a split dollar arrangement with another owner or another person(s) whereby the payment of premiums and the right to receive the benefits under the Policy (i.e., cash value of insurance proceeds) are split between the parties. There are different ways of allocating these rights.

For example, an employer and employee might agree that under a Policy on the life of the employee, the employer will pay the premiums and will have the right to receive the cash value. The employee may designate the beneficiary to receive any insurance proceeds in excess of the cash value. If the employee dies while such an arrangement is in effect, the employer would receive from the insurance proceeds the amount that he or she would have been entitled to receive upon surrender of the Policy, and the employee's beneficiary would receive the balance of the proceeds.

No transfer of Policy rights pursuant to a split dollar arrangement will be binding on us unless in writing and received by us at our home office. Split dollar arrangements may have tax consequences. You should consult a tax advisor before entering into a split dollar arrangement.

The Sarbanes-Oxley Act of 2002 (the “Act”) prohibits, with limited exceptions, publicly-traded companies, including non-U.S. companies that have securities listed on exchanges in the United States, from extending, directly or through a subsidiary, many types of personal loans to their directors or executive officers.  It is possible that this prohibition may be interpreted as applying to split-dollar life insurance policies for directors and executive officers of such companies, since such insurance arguably can be viewed as involving a loan from the employer for at least some purposes.

Although the prohibition on loans of publicly-traded companies is generally effective as of July 30, 2002, there is an exception for loans outstanding as of the date of enactment, so long as there is no material modification to the loan terms and the loan is not renewed after July 30, 2002.  Any affected business contemplating the payment of premium on an existing Policy or the purchase of a new Policy in connection with a split-dollar life insurance arrangement should consult legal counsel.

In addition, the IRS issued guidance that affects the tax treatment of split-dollar arrangements, and the Treasury Department issued regulations that significantly affect the tax treatment of such arrangements.  The IRS guidance and the regulations affect all split dollar arrangements, not just those involving publicly-traded companies.  Consult your qualified tax advisor with respect to the effect of this guidance on your split dollar policy.

SUPPLEMENTAL BENEFIT RIDERS

The following supplemental benefit riders are available and may be added to a Policy. Any monthly charges for these riders are deducted from cash value as part of the monthly deduction. The riders available with the Policies provide benefits that do not vary with the investment experience of the separate account. The riders may not be available in all states. Adding these supplemental benefits to an existing Policy or canceling them may have tax consequences, and you should consult a tax advisor before doing so.

We reserve the right to discontinue the availability of any riders for new Policies at any time, and we also reserve the right to modify the terms of any riders for new Policies, subject to approval by the state insurance departments.

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Term Insurance Rider

Under the term insurance rider, we provide term insurance coverage on a different basis from the coverage in your Policy.

Features of term insurance rider:	•	The term face amount is the amount requested by the Owner in writing.
	•	This term face amount may be increased or decreased if requested in writing. Any increase is subject to evidence of insurability.
	•	The term insurance rider may be purchased at the time of application or after the Policy is issued before an insured is 80.
	•	The term insurance rider increases the Policy's life insurance benefit.
		w	Under life insurance benefit 1, the term insurance amount equals the term face amount plus the Policy face amount minus the Policy life insurance benefit minus the sum of Policy partial withdrawals.
		w	Under life insurance benefit 2, the term insurance amount equals the term face amount plus the Policy face amount plus the Policy cash value minus the Policy life insurance benefit.
w
Under life insurance benefit 3, the term insurance amount equals the term face amount plus the Policy face amount plus the sum of Policy premiums paid minus the sum of Policy partial withdrawals minus the Policy life insurance benefit.

	•	The term insurance amount may not be less than zero nor more than the term face amount.
•
The term insurance rider expires at age 100.  The term insurance rider may terminate sooner if the Policy to which it is attached terminates without value, lapses for failure to pay a premium, or terminates due to death of the insured.

	•	You may reduce or cancel coverage under the term insurance rider separately from reducing the face amount of the Policy.
	•	The face amount of the Policy may be decreased, subject to certain minimums, without reducing the coverage under the term insurance rider.
	•	There is an additional charge for this term insurance rider.

Experience Credits Rider

Policies with the same owner and satisfying our underwriting guidelines will be eligible for experience credits if elected.  The experience credit rider establishes a claims stabilization reserve which is a fund out of which life insurance benefits are paid.  The experience credits rider provides the owner the unused balance in the claims stabilization reserve.  Payment of experience credits may increase or decrease Policy costs over time.  Where there is worse claims experience for the group of cases than anticipated, Policy costs will be higher.  Where there is better claims experience for the group of cases than anticipated, Policy costs will be lower.  An owner may elect the experience credits rider if the owner believes the group of cases will have better claims experience over time than anticipated by us.

Features of experience credits rider:
•	The experience credits rider must be selected at the time of application and may not be added to a Policy after issue.
•	We increase by 20% the cost of insurance charge applied to each

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                                           Policy.  On the effective date and on each monthly deduction day we fund the claims stabilization reserve with the Policy’s cost of insurance charge.
•	The claims stabilization reserve supports the payment of any experience credits.
•	On the effective date and on each monthly deduction day, we deduct a charge from the claims stabilization reserve in an amount equal to:
A * (B/C), where
A = expected net life insurance benefit claims for a case (equivalent to the cost of insurance charge in absence of the experience credits rider);
B = actual life insurance benefit claims for the group of cases; and
C = anticipated life insurance benefit claims for the group of cases.
•
Unused balances in the claims stabilization reserve will be transferred to the Policy as experience credits annually on the Policy anniversary.  The amount of any experience credit will be allocated pro rata to the subaccounts to which the owner currently has allocated its cash value.

•
Unused balances in the claims stabilization reserve will be paid to the owner in the case of a full surrender.  Unused balances in the claims stabilization reserve will not be paid on partial withdrawals.

•
The claims stabilization reserve is held in our general account and credited interest at an annual rate declared by us, not less than 2.00%.  The interest becomes part of the claims stabilization reserve.

•	All Policies in a case share a claims stabilization reserve. Additional Policies may be added to a case at any time.
•	Overall Policy costs may be less over time if experience credits are paid due to better claims experience for the group of cases than anticipated.

Experience Credits Rider example
Below is an example of how the experience for the group of cases affects a case with the experience credits rider.  This is for illustration purposes only and may not be relied upon to show actual performance.  In this example contributions to the claims stabilization reserve by the end of Month 3 are $60.  Were the year to end at the Month 3 the amount of refund based on the unused portion of the claims stabilization reserve would equal to $60 plus any interest credited.

Without Experience Credit Rider	Month 1	Month 2	Month 3
Standard cost of insurance charge deducted from cash value:	$100	$100	$100
With Experience Credit Rider
Cost of insurance charge deducted from cash value and deposited into claim stabilization	$120	$120	$120

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             reserve, at 120% of standard cost of insurance:

Actual-to-anticipated life insurance benefit claims experience ratio for the group of cases:	100%	98%	102%
Deduction from claim stabilization reserve to pay Transamerica Life the cost of insurance charge, equal to experience for the group of cases ratio times expected case life insurance benefit claims:	$100 (= 100% x $100)	$98 (= 98% x $100)	$102 (=102% x $100)

Net contribution to claim stabilization reserve available to pay experience credits, equal to cost of insurance charge minus deduction from claim stabilization reserve:	$20	$22	$18
	(= $120 - $100)	(= $120 - $98)	(= $120 - $102)

Death Benefit Enhancement Riders

Under the death benefit enhancement riders, increased limitation percentages are provided for certain ages. The death benefit enhancement riders are available only if you have chosen the cash value accumulation test to qualify your Policy as life insurance under the Code.

Features of death benefit enhancement riders:	•
The limitation percentages on death benefit enhancement rider 1 are higher than those for the base Policy at ages 76-87.  The limitation percentages on life insurance benefit enhancement rider 2 are higher than those for the base Policy at ages 73-87 for males and 74-87 for females.  See Limitation Percentages Tables below.

•	Cost of insurance charges (due to higher net amount at risk) and life insurance benefits may be higher at the age ranges mentioned above if the rider is in force.

•	The death benefit enhancement riders may be elected at the time of issue. There are no issue age or underwriting class restrictions associated with the death benefit enhancement riders.

•	The death benefit enhancement riders may be deleted at any time after issue at the owner’s request. The request will take effect the following Policy month.

•	Only one death benefit enhancement rider may be added to a Policy.

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Death Benefit Enhancement Rider 1

Limitation Percentages Table – Cash Value Accumulation Test
Insured's Age on Policy Anniversary			Insured's Age on Policy Anniversary
	Limitation			Limitation
	Percentage			Percentage
	Male	Female		Male	Female

20	773	901	60	208	234
21	748	870	61	202	227
22	724	839	62	196	221
23	701	810	63	191	215
24	678	782	64	186	209
25	656	754	65	182	203
26	634	728	66	177	198
27	613	702	67	173	193
28	593	678	68	169	188
29	574	654	69	165	183
30	555	631	70	161	179
31	536	609	71	157	174
32	518	588	72	154	170
33	500	568	73	150	166
34	483	548	74	147	162
35	467	529	75	144	158
36	451	511	76	144	156
37	436	493	77	144	156
38	421	476	78	144	156
39	406	460	79	144	156
40	393	444	80	144	156
41	379	429	81	142	153
42	367	415	82	140	151
43	355	401	83	136	146
44	343	387	84	132	141
45	332	374	85	128	136
46	321	362	86	124	132
47	311	350	87	120	128
48	301	338	88	117	124
49	291	327	89	116	122
50	282	317	90	115	120
51	273	307	91	114	119
52	264	297	92	113	117
53	256	288	93	112	115
54	248	279	94	111	113

73

55	241	270	95	110	112
56	233	262	96	109	110
57	227	255	97	107	108
58	220	247	98	105	106
59	214	240	99	102	102
			100+	101	101

Death Benefit Enhancement Rider 2

Limitation Percentages Table – Cash Value Accumulation Test
Insured's age on Policy Anniversary			Insured's age on Policy Anniversary
	Limitation			Limitation
	Percentage			Percentage
	Male	Female		Male	Female

20	773	901	60	208	234
21	748	870	61	202	227
22	724	839	62	196	221
23	701	810	63	191	215
24	678	782	64	186	209
25	656	754	65	182	203
26	634	728	66	177	198
27	613	702	67	173	193
28	593	678	68	169	188
29	574	654	69	165	183
30	555	631	70	161	179
31	536	609	71	157	174
32	518	588	72	154	170
33	500	568	73	151	166
34	483	548	74	151	163
35	467	529	75	151	163
36	451	511	76	151	163
37	436	493	77	151	163
38	421	476	78	151	163
39	406	460	79	151	163
40	393	444	80	151	163
41	379	429	81	148	160
42	367	415	82	146	158
43	355	401	83	141	152
44	343	387	84	136	146
45	332	374	85	131	140
46	321	362	86	126	134
47	311	350	87	121	129
48	301	338	88	117	124
49	291	327	89	116	122

74

50	282	317	90	115	120
51	273	307	91	114	119
52	264	297	92	113	117
53	256	288	93	112	115
54	248	279	94	111	113
55	241	270	95	110	112
56	233	262	96	109	110
57	227	255	97	107	108
58	220	247	98	105	106
59	214	240	99	102	102
			100+	101	101

 ADDITIONAL INFORMATION

Sale of the Policies

Distribution and Principal Underwriting Agreement.  We have entered into a principal underwriting agreement with our affiliate, TCI, for the distribution and sale of the Policies.  We reimburse TCI for certain expenses it incurs in order to pay for the distribution of the Policies (i.e., commissions payable to selling firms selling the Policies, as described below.)  Our parent company provides paid-in capital to TCI and pays the cost of TCI’s operating and other expenses, including costs for facilities, legal and accounting services, and other internal administrative functions.

Compensation to Broker-Dealers Selling the Policies.  The Policies are offered to the public through broker-dealers ("selling firms") that are licensed under the federal securities laws and state insurance laws.  The selling firms have entered into written selling agreements with us and with TCI as principal underwriter for the Policies.  We pay commissions through TCI to the selling firms for their sales of the Policies.

A limited number of these broker-dealers may also be paid to “wholesale” the Policies, that is, to provide marketing support to the broker-dealer firms that do the actual selling.

The selling firms who have selling agreements with us and TCI are paid commissions for the promotion and sale of the Policies according to one or more schedules.  The amount and timing of commissions may vary depending on the selling agreement, but are not expected to be greater than:

• 20% of all premiums paid up to target premium in the first Policy year; plus
• 2.6% of all premiums paid in excess of target premium in first Policy year; plus
• 10% of all premiums paid up to target premium in Policy years 2 through 4; plus
• 2.6 % of all premiums paid in excess of target premium in Policy years 2 through 4; plus
• 3.2% of all premiums paid up to target premium in Policy years 5 through 7; plus
• 2.6 % of all premiums paid in excess of target premium in Policy years 5 through 7; plus
• 2.4% of all premiums paid in Policy years 8+.

For Policies that are in force at the end of the Policy year, we pay an additional trail commission of: 0.10% on the cash value in Policy years 2 through 20; 0.05% in Policy years 21-30; and 0% in all subsequent Policy years.

75

The registered representative who sells you the Policy typically receives a portion of the compensation we (and our affiliates) pay to the selling firms, depending on the agreement between the selling firm and its registered representative and the firm’s internal compensation program.  These programs may include other types of cash and non-cash compensation and other benefits.  Ask your sales representative for further information about what your sales representative and the selling firm for which he or she works may receive in connection with your purchase of a Policy.

Flat fees may also be paid by us to unaffiliated selling firms providing wholesaling services (such as setting up broker meetings, providing sales support and training for sales representatives who sell the Policies).

Additional Compensation Paid to Selected Selling Firms.  In exchange for providing us with access to their distribution network, certain selling firms may receive from us additional compensation or reimbursement for, among other things, the hiring and training of sales personnel, marketing, sponsoring of conferences and seminars, market intelligence, product design and development, policy owner servicing, distributor and agent support and service, and/or other services they provide to us and our affiliates, based on sales volume or flat-fee arrangements.  These special compensation arrangements are not offered to all selling firms and the terms of such arrangements differs between selling firms.

No specific charge is assessed directly to policy owners or the separate account to cover commissions and other incentives or payments described above.  We do intend to recoup commissions and other sales expenses we pay, however, through fees and charges that policy owners do pay under the Policy and other corporate revenue.

You should be aware that a selling firm or its sales representatives may receive different compensation or incentives for selling one product over another.  In some cases, these payments may create an incentive for the selling firm or its sales representatives to recommend or sell this Policy to you.  You may wish to take such payments into account when considering and evaluating any recommendation relating to the Policies.

State Variations

Policies issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations.  These differences include, among other things, free-look rights, issue age limitations, and the general availability of riders.  Please note that this prospectus describes the material rights and obligations of the policy owner, and the maximum fees and charges for all Policy features and benefits are set forth in the fee table of the prospectus.  See your Policy for specific variations because any such state variations will be included in your Policy or in riders or endorsements attached to your Policy.  Contact your registered representative or our home office for specific information that is applicable to your state.

Legal Proceedings

Transamerica Life, like other life insurance companies, is involved in lawsuits, including class action lawsuits. In some lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, at the present time, it appears there are no pending or threatened lawsuits that are likely to have a material adverse impact on the separate account, on TCI's ability to perform under its principal underwriting agreement, or on Transamerica Life’s ability to meet its obligations under the Policy.

Financial Statements

The financial statements of Transamerica Life and the separate account are included in the SAI.

76

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Glossary
The Policy – General Provisions
Entire Contract
Information in the Application for this Policy
Ownership Rights
Changing the Owner
Choosing the Beneficiary
Changing the Beneficiary
Assigning the Policy
Exchanging the Policy
Selecting the Tax Test
Our Right to Contest the Policy
Suicide Exclusion
Misstatement of Age or Sex
Modifying the Policy
Additional Information
Settlement Options
Additional Information about Transamerica Life and the Separate Account
Changes to the Separate Account
Potential Conflicts of Interest
Legal Matters
Variations in Policy Provisions
Personalized Illustrations of Policy Benefits
Sale of the Policies
Reports to Owners
Claims of Creditors
Records
Additional Information
Independent Registered Public Accounting Firm
Financial Statements
Underwriting
Underwriting Standards
Performance Data
Performance Data in Advertising Sales Literature
Transamerica Life’s Published Ratings
Index to Financial Statements
Transamerica Corporate Separate Account Sixteen
Transamerica Life Insurance Company

77

GLOSSARY

account(s) – The options to which you can allocate your money.  The accounts include the fixed account and the subaccounts in the separate account.

accumulation unit – These are the accounting units used to calculate the values under this Policy.

age – The issue age of the insured, plus the number of completed Policy years since the effective date.

beneficiary – The person (s) to whom the life insurance benefit proceeds are paid upon the death of the insured.

case – all Policies originally issued to a single owner on a common date.

cash value –After the free-look period, the cash value is the value of the Policy’s accumulation units in each subaccount, plus the amount in the fixed account, plus the amount in the loan account, less any mortality and expense risk charges that have accrued since the last monthly deduction day.

Code – The Internal Revenue Code of 1986, as amended.

effective date – The date coverage under this Policy becomes effective and the date from which Policy anniversaries, Policy years, and Policy months are determined.  This date is shown on the Policy specifications page.

face amount – The face amount is the face amount shown on the Policy specifications page plus or minus any changes made as described in the Policy changes section of the Policy.

fixed account – An option to which you may allocate net premiums and cash value.  The fixed account is part of our general account.  We guarantee that any amounts you allocate to the fixed account will earn interest at a declared rate.

free-look period – The 10-day (or longer, if required by state law) period during which you may return the Policy to us and receive a refund.

general account – The assets of the company other than those allocated to the separate account or any other separate account established by the company.

group of cases – all inforce cases issued by us which are similarly underwritten.

guideline premium – The premium necessary to provide the benefits selected by the owner under the Policy based on the particular facts relating to the insured and certain assumptions defined by law.

home office – Transamerica Life’s home office located at 4333 Edgewood Road, NE, Cedar Rapids, Iowa 52499, 1-319-355-6115.  Our toll-free phone number is 1-888-804-8461. Our fax number is 1-319-355-2378.  Our hours are Monday - Friday from 8:00 a.m. – 4:30  p.m. Central Standard Time.

indebtedness – The loan amount plus any accrued loan interest.

insured – The person upon whose life the Policy is issued.

78

issue age – The age of the insured on the effective date.  This age is shown on the Policy specifications page.

lapse – Termination of the Policy at the expiration of the late period while the insured is still living.

late period – The period of time that coverage is continued after the net cash value less any unpaid Policy loan is less than the monthly deduction charge for the next Policy month.

life insurance benefit – The life insurance benefit proceeds payable under this Policy will be based on the life insurance benefit option and the face amount in effect on the date of death.

life insurance benefit option – One of three options that an owner may select for the computation of the life insurance benefit proceeds.

life insurance benefit proceeds – The total amount payable to the beneficiary if the insured dies while the Policy is in force.  The life insurance benefit proceeds include reductions for any outstanding indebtedness and any due and unpaid charges.

loan account – A portion of the company’s general account to which cash value is transferred to provide collateral for any loan taken under the Policy.

loan account value – The cash value in the loan account.

loan amount – The loan amount on the last Policy anniversary plus any new loans minus any loan repayments.  On each Policy anniversary unpaid loan interest is added to the loan amount.

loan value – After the first Policy year, the loan value on any given date is equal to 90% of the net cash value on that date.

monthly deduction – Includes monthly contract charge, monthly cost of insurance (including any temporary flat extra rating shown on the Policy specifications page), a factor representing the mortality and expense risk charge, monthly cost for riders attached to the Policy, and a monthly deferred sales load (only in Policy years 2-7).

monthly deduction day – The same date in each succeeding month as the effective date.  Whenever the monthly deduction day falls on a date other than a valuation day, the monthly deduction day will be deemed to be the next valuation day.

net cash value – The amount payable upon surrender of the Policy equal to the cash value as of the date of surrender, less any outstanding Policy loan and any accrued loan interest due.

net premium – The portion of the premium available for allocation to the subaccounts of the separate account or the fixed account equal to the premium paid by the policy owner less the applicable percent of premium loads.

1940 Act – The Investment Company Act of 1940, as amended.

NYSE – New York Stock Exchange.

owner – The person who owns the Policy and who may exercise all rights under the Policy while living.

partial withdrawal – An amount withdrawn from the net cash value which results in a reduction in the net cash value by the amount withdrawn.

79

percent of premium load – The percent shown on the Policy specifications page that is deducted from each premium paid.

planned premium – The premium you select as a level amount that you plan to pay on a monthly, semi-annual or annual basis over the life of the Policy.  Payment of all planned premiums, in full and on schedule, does not mean that the Policy will not lapse, terminate without value.  Additional and substantial premiums, above the planned premiums, may be necessary to prevent lapse.

Policy anniversary – The same day and month as your effective date for each succeeding year your Policy remains in force.

Policy month – A one-month period beginning on the monthly deduction day.

Policy year – A twelve-month period beginning on the effective date or on a Policy anniversary.

policy owner (owner, you, your) – The person who owns the Policy and who may exercise all rights under the Policy while living.

portfolio (s) – A series of a mutual fund in which a corresponding subaccount invests its assets.

SEC – U.S. Securities and Exchange Commission.

separate account – Transamerica Corporate Separate Account Sixteen, an investment account established by Transamerica Life to receive and invest net premiums allocated under the Policy and other variable life insurance policies we issue.

settlement options – The manner in which an owner or beneficiary elects to receive the life insurance benefit proceeds.

subaccount – A sub-division of the separate account.  Each subaccount invests exclusively in the shares of the specified portfolio of an insurance-dedicated fund or in a portfolio of securities and investments.

subaccount value – The cash value in a subaccount.

target premium – Amount of premium used to determine the percent of premium loads.

transfer – A transfer of amounts between subaccounts of the separate account or the fixed account.

transfer charge – The company reserves the right to apply a charge of $25.00 for each transfer after the first twelve (12) transfers in a given Policy Year.

valuation day – Each day on which the New York Stock Exchange is open for regular trading.

valuation period – The period from the close of the immediately preceding valuation day (usually 4:00 p.m. Eastern time) to the close of the current valuation day.

we, us, company, our – Transamerica Life Insurance Company (“Transamerica Life”).

80

written notice - The written notice you must sign and send us to request or exercise your rights as owner under the Policy. To be complete, it must: (1) be in a form we accept, (2) contain the information and documentation that we determine we need to take the action you request, and (3) be received at our home office.

81

Appendix

See Possible Additional Amount Payable On Surrender section.

Percentage of net cash value for Policies issues before May 1, 2010.

Percentage Table

For Policies issued on 01-01-2010 and later:

Policy Year     Percentage of net cash value
1                    13.20%
2              12.36% reducing by .070% per Policy month
3              11.70% reducing by .055% per Policy month
4              10.92% reducing by .065% per Policy month
5              8.88% reducing by .170% per Policy month
6              7.32% reducing by .130% per Policy month
7              6.00% reducing by .110% per Policy month
8              4.92% reducing by .090% per Policy month
9              3.90% reducing by .085% per Policy month
10            2.88% reducing by .085% per Policy month
11            1.92% reducing by .080% per Policy month
12            0.90% reducing by .085% per Policy month
13+                 0%

For Policies issued between 9-18-2009 and
01-01-2010:

Policy Year     Percentage of net cash value
1                       14.90%
2                 14.66% reducing by .240% per Policy month
3                 11.87% reducing by .150% per Policy month
4                 10.09% reducing by .130% per Policy month
5                 8.405% reducing by .255% per Policy month
6                 5.395% reducing by .205% per Policy month
    7                 2.96% reducing by .180% per  Policy month
8+                      0%

For Policies issued between 1-1-2009 and
9-18-2009:

Policy Year    Percentage of net cash value
1                    12%
2              11.87% reducing by .13% per Policy month
3              10.28% reducing by .16% per Policy month
4              8.36% reducing by .16% per Policy month
5              6.38% reducing by .22% per Policy month
6              3.83% reducing by .13% per Policy month

For Policies in force as of 1-1-2009:

Policy Year    Percentage of net cash value
1                              12%
2                      11.87% reducing by .13% per Policy month
3                      10.28% reducing by .16% per Policy month
    4                      8.36% reducing by .16% per Policy month
    5                      6.47% reducing by .13% per Policy month
6                     4.87% reducing by .17% per Policy month

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7 2.28% reducing by .12% per Policy month 8+ 0%	7 2.84% reducing by .16% per Policy month 8+ 0%

Factor calculation for Policies issued before May 1, 2010:

The “factor” is between 0.00 and 1.00, inclusive.  The “factor” is calculated as follows:  (A/B) + (C x D) with A, B, C, and D defined as follows: (A) target premium, (B) total first year premium, (C) thirty percent, (D) the ratio of term insurance rider coverage at issue to total death benefit at issue.

  83

Personalized Illustrations of Policy Benefits

In order to help you understand how your Policy values could vary over time under different sets of assumptions, we will provide to you, without charge and upon request, certain personalized hypothetical illustrations showing the life insurance benefit, net cash value, and cash value.  These hypothetical illustrations may help you understand the long-term effects of different levels of investment performance, the possibility of lapse, and the charges and deductions under the Policy.  They will help you compare this Policy to other life insurance policies.  These hypothetical illustrations will be based on the age and insurance risk characteristics of the insured persons under your Policy and such factors as the face amount, life insurance benefit option, premium payment amounts, and hypothetical rates of return (within limits) that you request.   The illustrations also will reflect the arithmetic average portfolio expenses for 2011 .  You may request illustrations that reflect the expenses of the portfolios in which you intend to invest.  The illustrations are not a representation or guarantee of investment returns or cash value.

Inquiries

To learn more about the Policy, including distribution arrangements and related compensation, you should read the SAI dated the same date as this prospectus.  The SAI has been filed with the SEC and is incorporated herein by reference.  The table of contents of the SAI is included near the end of this prospectus.

For a free copy of the SAI, for other information about the Policy, and to obtain personalized illustrations, please contact your agent, or our home office at:

Transamerica Life Insurance Company
4333 Edgewood Road NE
Mail Stop 2390
Cedar Rapids, Iowa 52499
1-888-804-8461
Facsimile: 1-319-355-2378
(Monday - Friday from 8:00 a.m. – 4:30 p.m. Central time)

More information about the Registrant (including the SAI) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  For information on the operation of the Public Reference Room, please contact the SEC at 202-551-8090.  You may also obtain copies of reports and other information about the Registrant on the SEC’s website at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by the writing the Public Reference Section of the SEC at 100 F Street, N.E., Washington, D.C. 20549.  The Registrant’s file numbers are listed below.

TCI serves as the principal underwriter for the Policies.  More information about TCI is available at http://www.finra.com or by calling 1-800-289-9999.  You also can obtain an investor brochure from Financial Industry Regulatory Authority, Inc (“FINRA”) describing its Public Disclosure Program.

SEC File No. 333-109579/ 811-21440

84

PART B

STATEMENT OF ADDITIONAL INFORMATION

                                                             May 1, 2012
ADVANTAGE X
issued through
Transamerica Corporate Separate Account Sixteen
by
Transamerica Life Insurance Company
Home Office:
4333 Edgewood Rd NE
Mailstop 2390
Cedar Rapids, IA  52499
1-888-804-8461  ●   1-319-355-6115

This Statement of Additional Information (“SAI”) expands upon subjects discussed in the current prospectus for the Advantage X, an individual variable adjustable life insurance policy offered by Transamerica Life Insurance Company (“Transamerica Life”), an AEGON company.  You may obtain a copy of the prospectus dated May 1, 2012, by calling 1-888-804-8461 or 1-319-355-6115 (Monday – Friday from 8:00 a.m. – 4:30 p.m. CST), or by writing to the home office at Transamerica Life, 4333 Edgewood Rd NE, Cedar Rapids, Iowa, 52499.  The prospectus sets forth information that a prospective investor should know before investing in a policy.  Terms used in this SAI have the same meanings as in the prospectus for the Policy.

This SAI is not a prospectus and should be read only in conjunction with the prospectus for the Policy and Transamerica Corporate Separate Account Sixteen.

TABLE OF CONTENTS

Glossary………………………………………………………………………………………………………………...	3
The Policy – General Provisions……………………………………………………………………………………...	6
Entire Contract…………………………………………………………………………………………………...	6
Information in the Application for this Policy…………………………………………………………………...	6
Ownership Rights………………………………………………………..………………………………………...	6
Changing the Owner…………………………………………………………………………………………...	6
Choosing the Beneficiary……………………………………………………………………………………...	6
Changing the Beneficiary……………………………………………….......………………………………...	7
Assigning the Policy…………………………………………………………………………………………...	7
Exchanging the Policy………………………………………………………………………………………...	7
Selecting the Tax Test……………………………………………………………………………………………...	8
Our Right to Contest the Policy…………………………………………………………………………………...	8
Suicide Exclusion…………………………………………………………………………………………………...	9
Misstatement of Age or Sex………………………………………………………………………………………...	9
Modifying the Policy……………………………………………………………………………………………...	9
Additional Information…………………………………………………………………………………………….…...	9
Settlement Options…………………………………………………………………………………………….……...	9
Additional Information about Transamerica Life and the Separate Account…………………………….…...	10
Changes to the Separate Account…………………………………………………………………………….…...	11
Potential Conflicts of Interest………………......…………………………………………………………………...	12
Legal Matters……………………………………………………………………………………………………...	12
Variations in Policy Provisions……………………………………………………………………………………...	12
Personalized Illustrations of Policy Benefits………………………………………………………………………...	12
Sale of the Policies…………………………………………………………………………………………………...	12
Reports to Owners…………………………………………………………………………………………………...	13
Claims of Creditors………………………………………………………………………………………………...	13
Records………………………………………………………………………………………………………….…...	13
Additional Information……………………………………………………………………………………………...	13
Independent Registered Public Accounting Firm…………………………………………………………….…...	13
Financial Statements…………………………………………………………………………………………….…...	14
Underwriting……………………………………………………………………………………………………….…...	14
Underwriting Standards ……………………………………………………………………………………………...	14
Performance Data……………………………………………………………………………………………………...	15
Performance Data in Advertising Sales Literature….……………………………………………………………...	15
Transamerica Life's Published Ratings…………………………………………………………………...	15
Index to Financial Statements…………………………………………………………………………………………...	16
Transamerica Corporate Separate Account Sixteen…………………………………………………………………...	16
Transamerica Life Insurance Company………………………………………………………………………………...	16

GLOSSARY

account(s) - The options to which you can allocate your money.  The accounts include the fixed account and the subaccounts in the separate account.

accumulation unit - These are the accounting units used to calculate the values under this Policy.

age - The issue age of the insured, plus the number of completed Policy years since the effective date.

beneficiary - The person(s) to whom the life insurance benefit proceeds are paid upon the death of the insured.

cash value - After the free look period, the cash value is the value of the Policy's accumulation units in each subaccount, plus the amount in the fixed account, plus the amount in the loan account, less any mortality and expense risk charges that have accrued since the last monthly deduction day.

Code - The Internal Revenue Code of 1986, as amended.

effective date - The date coverage under this Policy becomes effective and the date from which Policy anniversaries, Policy years and Policy months are determined.  This date is shown on the Policy specifications page.

face amount - The face amount is the face amount shown on the Policy specifications page plus or minus any changes made as described in the Policy changes section of the Policy.

fixed account - An option to which you may allocate net premiums and cash value.  The fixed account is part of our general account.  We guarantee that any amounts you allocate to the fixed account will earn interest at a declared rate.

general account - The assets of the company other than those allocated to the separate account or any other separate account established by the company.

guideline premium - The premium necessary to provide the benefits selected by the owner under the Policy based on the particular facts relating to the insured and certain assumptions defined by law.

home office – Transamerica Life’s home office located at 4333 Edgewood Road, NE, Cedar Rapids, Iowa 52499, 1-319-355-6115.  Our toll-free phone number is 1-888-804-8461. Our fax number is 1-319-355-2378. Our hours are Monday - Friday from 8:00 a.m. – 4:30  p.m. Central Standard Time.

indebtedness - The loan amount plus any accrued loan interest.

insured - The person upon whose life the Policy is issued.

issue age - The age of the insured on the effective date.  This age is shown on the Policy specifications page.

lapse - Termination of the Policy at the expiration of the late period while the insured is still living.

late period - The period of time that coverage is continued after the net cash value less any unpaid Policy loan is less than the monthly deduction charge for the next Policy month.

life insurance benefit - The life insurance benefit proceeds payable under this Policy will be based on the life insurance benefit option and the face amount in effect on the date of death.

life insurance benefit option - One of three options that an owner may select for the computation of the life insurance benefit proceeds.

life insurance benefit proceeds - The total amount payable to the beneficiary if the insured dies while the Policy is in force.

 The life insurance benefit proceeds include reductions for any outstanding indebtedness and any due and unpaid charges.

loan account - A portion of the Company's general account to which cash value is transferred to provide collateral for any loan taken under the Policy.

loan amount - The loan amount on the last Policy anniversary plus any new loans minus any loan repayments.  On each Policy anniversary unpaid loan interest is added to the loan amount.

monthly deduction - Includes monthly contract charge, monthly cost of insurance (including any temporary flat extra rating shown on the Policy specifications page), a factor representing the mortality and expense risk charge, monthly cost for riders attached to the Policy, and a monthly deferred sales load (only in Policy years 2-7).

monthly deduction day - The same date in each succeeding month as the effective date.  Whenever the monthly deduction day falls on a date other than a valuation day, the monthly deduction day will be deemed to be the next valuation day.

net cash value - The amount payable upon surrender of the Policy equal to the cash value as of the date of surrender, less any outstanding Policy loan and any accrued loan interest due.

net premium - The portion of the premium available for allocation to the subaccounts of the separate account or the fixed account equal to the premium paid by the policy owner less the applicable percent of premium loads.

1940 Act - The Investment Company Act of 1940, as amended.

partial withdrawal - An amount withdrawn from the net cash value which results in a reduction in the net cash value by the amount withdrawn.

Policy anniversary - The same day and month as your effective date for each succeeding year your Policy remains in force.

Policy month - A one-month period beginning on the monthly deduction day.

Policy year - A twelve-month period beginning on the effective date or on a Policy anniversary.

policy owner (owner, you, your) - The person who owns the Policy and who may exercise all rights under the Policy while living.

portfolio(s) - A series of a mutual fund in which a corresponding subaccount invests its assets.

SEC - U.S. Securities and Exchange Commission.

separate account - Transamerica Corporate Separate Account Sixteen, an investment account established by Transamerica Life to receive and invest net premiums allocated under the Policy and other variable life insurance policies we issue.

settlement options - The manner in which an owner or beneficiary elects to receive the life insurance benefit proceeds.

subaccount - A sub-division of the separate account.  Each subaccount exclusively invests in the shares of a specified portfolio of an insurance-dedicated fund or in a portfolio of securities and investments.

subaccount value - The cash value in a subaccount.

target premium - Amount of premium used to determine the percent of premium loads.

transfer - A transfer of amounts among subaccounts of the separate account or the fixed account.

we, us, company, our - Transamerica Life Insurance Company (“Transamerica Life”).

written notice - The written notice you must sign and send us to request or exercise your rights as owner under the Policy. To be complete, it must: (1) be in a form we accept, (2) contain the information and documentation that we determine we need to take the action you request, and (3) be received at our home office.

In order to supplement the description in the prospectus, the following provides additional information about Transamerica Life and the Policy, which may be of interest to a prospective purchaser.

THE POLICY - GENERAL PROVISIONS

Entire Contract

The entire contract consists of the Policy, any Policy attachments, the application for the Policy and any supplemental applications. Any application used to apply for increases in the face amount will be attached to and made a part of the Policy. Any extra benefit rider attached to the Policy will become a part of the Policy and will be subject to all the terms and conditions of the Policy unless we state otherwise in the rider.

Information in the Application for this Policy

In issuing the Policy, we have relied on the statements made in the application. All such statements are deemed to be representations and not warranties. We assume these statements are true and complete to the best of the knowledge and belief of those who made them.

No statement made in connection with the application will be used by us to void the Policy or to deny a claim unless that statement is a material misrepresentation and is part of the application.

Ownership Rights

The Policy belongs to the owner named in the application. The owner may exercise all of the rights and options described in the Policy. The owner is the insured unless the application specifies a different person as the insured. If the owner dies before the insured and no successor owner is named, then ownership of the Policy will pass to the owner's estate. The owner may exercise certain rights described below.

Changing the Owner

•	Change the owner by providing written notice in good order to us at our home office at any time while the insured is alive and the Policy is in force.

•	Once we have recorded a change of owner, the change is effective as of the date the owner signs the written notice.

•	Changing the owner does not automatically change the beneficiary.

•	Changing the owner may have tax consequences. You should consult a tax advisor before changing the owner.

•	We are not liable for payments we made before we received the written notice at our home office.

Choosing the Beneficiary

•	The owner designates the beneficiary (the person to receive the life insurance benefit when the insured dies) in the application or in a signed notice.

•	Any beneficiary designation is revocable unless otherwise stated in the designation.

•
If the owner designates more than one beneficiary, they can be classed as first, second and so on.  If two or more are named in a class, each beneficiary shares equally in any life insurance benefit proceeds unless the beneficiary designation states otherwise.

•	If the beneficiary dies before the insured, then any contingent beneficiary becomes a beneficiary.

•	If no beneficiary survives the insured, the right to these proceeds will pass to you. If you are the insured, the right will pass to you.

Changing the Beneficiary

•	The owner changes the beneficiary by providing written notice in good order to us at our home office any time while the insured is alive and the Policy is in force.

•	Once we have recorded the change of beneficiary, the change is effective as of the date the owner signs the written notice.

•	We are not liable for any payments we made before we received the written notice at our home office.

Assigning the Policy

•	The owner may assign Policy rights while the insured is alive.

•	The owner retains any ownership rights that are not assigned.

•	We must receive written notice in good order of the assignment at our home office.

•	Assignee may not change the owner or the beneficiary and may not elect or change an optional method of payment. Any amount payable to the assignee will be paid in a lump sum.

•	An assignment passes along the obligation to repay any indebtedness outstanding at the time of the assignment.

•	Claims under any assignment are subject to proof of interest and the extent of the assignment.

•	We are not:

➢	bound by any assignment unless we receive a written notice in good order of the assignment at our home office;

➢	responsible for the validity of any assignment;

➢	liable for any payment we made before we received written notice of the assignment at our home office; or

➢	bound by any assignment which results in adverse tax consequences to the owner, insured(s) or beneficiary(ies).

•	Assigning the Policy may have tax consequences. You should consult a tax advisor before assigning the Policy.

Exchanging the Policy

•	Within 24 months of the issue date of this Policy, you may exchange the Policy for a new policy on the life of the insured without evidence of insurability.

•	In order to exchange this Policy, we will require:

➢	that this Policy be in effect on the date of the exchange;

➢	repayment of any unpaid loan;

➢	an adjustment, if any, for premiums and cash values of this and the new policy.

•	The date of exchange will be the later of:

➢	the date you send this Policy along with a signed written request for an exchange;

➢	the date we receive at our home office, or at any other location that we indicate to you in writing, the necessary payment for the exchange.

•	The date of the exchanged policy will be the same as the date of the original Policy.

•	The benefits of the new policy will not reflect the investment experience of the separate account.

•	The new policy will be on a permanent plan of life insurance that we would be offering for this purpose on the date of issue of this Policy.

•	The new policy will have a face amount equal to the initial face amount of this Policy. It will be based on the same issue age, sex and class of risk as this Policy.

•	All riders attached to this Policy will end on the date of exchange, unless we agree otherwise.

•	An exchange may have tax consequences.

Selecting the Tax Test

The owner may elect either the guideline premium test or the cash value accumulation test. Your election may affect the amount of the life insurance benefit payable under your Policy, the amount of premiums you may pay and the amount of your monthly deduction.

Our Right to Contest the Policy

In issuing this Policy, we rely on all statements made by or for the insured in the application or in a supplemental application. Therefore, if you make any material misrepresentation of a fact in the application (or any supplemental application), then we may contest the Policy's validity or may resist a claim under the Policy.  We also may contest the validity of any increase of face amount or other change to the Policy if you make any material misrepresentation of a fact in the application (or any supplemental application) for the increase or change to the Policy.  In the absence of fraud, we consider statements made in the application(s) to be representations, not warranties.

In the absence of fraud, we cannot bring any legal action to contest the validity of the Policy after the Policy has been in force during the insured's lifetime for two years from the effective date, or if the Policy has been reinstated, for two years from the date of Policy reinstatement.  Likewise, we cannot bring any legal action to contest the validity of any increase in face amount that occurs after the effective date, or any Policy reinstatement, for two years from the effective date of the increase or reinstatement.

However, if the increase in face amount is the result of a corresponding decrease in the amount of insurance under any attached term rider, the two-year contestable period will be measured from the date the corresponding portion of term insurance became effective.  Please refer to the provision or provisions that may be in any rider or riders attached to the Policy regarding the contestability of the rider or riders.

Suicide Exclusion

If the insured commits suicide, while sane or insane, within two years of the effective date (or two years from the reinstatement date, if the Policy lapses and is reinstated), the Policy will terminate and our liability is limited to an amount equal to the premiums paid, less any indebtedness, and less any partial withdrawals. We will pay this amount to the beneficiary in one sum.

If the insured commits suicide, while sane or insane, within two years of the effective date of any increase in the face amount or additional coverage rider, our liability is limited to an amount equal to the cost of insurance attributable to the increase from the effective date of the increase to the date of death.

However, if the increase in face amount is the result of a corresponding decrease in the amount of insurance under any attached term rider, the two-year suicide exclusion period will be measured from the date that the corresponding portion of term insurance became effective.

Misstatement of Age or Sex

If the age or sex of the insured was stated incorrectly in the application or any supplemental application, then the life insurance benefit and any benefits provided by rider or endorsement will be adjusted based on what the cost of insurance charge for the most recent monthly deduction would have purchased based on the insured's correct age and sex.  If the age of the insured has been overstated or understated, we will calculate future monthly deductions using the cost of insurance (and the cost of benefit provided by rider or endorsement) based on the insured’s correct age and sex.

Modifying the Policy

Only our President, one of the Vice Presidents, Secretary or an officer of Transamerica Life may modify this Policy or waive any of our rights or requirements under this Policy. Any modification or waiver must be in writing. No agent may bind us by making any promise not contained in this Policy.

If we modify the Policy, we will provide you notice, and we will make appropriate endorsements to the Policy.

ADDITIONAL INFORMATION

Settlement Options

When the insured dies, the policy proceeds will be paid in one sum or, if elected, a fixed period option.

Once we begin making payments under a settlement option, you or the beneficiary will no longer have any value in the subaccounts or the fixed account. Instead, the only entitlement will be the amount of the regular payment for the period selected under the terms of the settlement option chosen. Depending upon the circumstances, the effective date of a settlement option is the surrender date or the insured's date of death.

Under a settlement option, the dollar amount of each payment may depend on four things:

• the amount of the surrender on the surrender date or life insurance benefit proceeds on the insured's date of death;

• the interest rate we credit on those amounts;

• the mortality tables we use; and

• the specific payment option(s) you choose.

If the fixed period option is selected, we will pay the proceeds, plus interest, in equal monthly installments for a fixed period of your choice, but not longer than 360 months.  We will stop making payments once we have made all the payments for the period selected.

If the regular payment under the fixed period option is less than $100, we may pay any unpaid amount or present value in one lump sum. We may make other settlement options available in the future.

Even if the life insurance benefit under the Policy is excludible from income, payments under settlement options may not be excludible in full. This is because earnings on the life insurance benefit after the insured’s death are taxable, and payments under the settlement options generally include such earnings. You should consult a tax adviser as to the tax treatment of payments under settlement options.

All settlement option rates are based on the 2000 Individual Annuity Mortality Table, if applicable, and a guaranteed annual interest rate of 2%.  The payee will receive the greater of:

1. The income rates in effect for us at the time the income payments are made; or

2. The following income rates as guaranteed in the Policy.

Fixed Period (in months)	Monthly Installment per $1,000.00
60	$17.49
120	$9.18
180	$6.42
240	$5.04
300	$4.22
360	$3.68

Additional Information about Transamerica Life and the Separate Account

Transamerica Life is a stock life insurance company that is wholly-owned by Transamerica International Holdings, Inc., which, in turn, is wholly-owned indirectly by AEGON USA, LLC (“AEGON USA”), which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services.  AEGON USA is a wholly-owned indirect subsidiary of AEGON N.V., of the Netherlands, a public company under Dutch law.  Transamerica Life's home office is located at 4333 Edgewood Rd NE, Cedar Rapids, IA, 52499.

Transamerica Life was incorporated in 1961 under the laws of Iowa as NN Investors Life Insurance Company, Inc. and is subject to regulation by the Insurance Department of the State of Iowa, as well as by the insurance departments of all other states and jurisdictions in which it does business. Transamerica Life is licensed to sell insurance in all states (except New York), Guam, and in the District of Columbia. Transamerica Life submits annual statements on its operations and finances to insurance officials in all states and jurisdictions in which it does business. The Policy described in the prospectus has been filed with, and where required, approved by, insurance officials in those jurisdictions in which it is sold.

Transamerica Life established the separate account as a separate investment account under Iowa law in 2003. We own the assets in the separate account and are obligated to pay all benefits under the Policies. The separate account is used to support other life insurance policies of Transamerica Life, as well as for other purposes permitted by law. The separate account is registered with the SEC as a unit investment trust under the 1940 Act and qualifies as a "separate account" within the meaning of the federal securities laws.

Transamerica Life holds the assets of the separate account apart from the general account. Transamerica Life maintains records of all purchases and sales of portfolio shares by each of the subaccounts.  Additional protection for the assets of the separate account is afforded by the Company’s fidelity bond, presently in the amount of $5,000,000, covering the acts of officers and employees of the Company.

Changes to the Separate Account

Where permitted by applicable law, we reserve the right to make certain changes to the structure and operation of the separate account, including, among others, the right to:

•	Remove, combine or add subaccounts and make the new subaccounts available to you at our discretion;

•	Add new portfolios or remove existing portfolios;

•
Substitute new portfolios for any existing portfolios if shares of the portfolio are no longer available for investments or if we determine that investment in a portfolio is no longer appropriate in light of the purposes of the separate account;

•	Close subaccounts to allocations of new premiums by existing or new policy owners at any time at our discretion;

•	Make subaccounts (including new subaccounts) available to such classes of Policies as we may determine;

•	Transfer assets supporting the Policies from one subaccount to another or from the separate account to another separate account;

•	Combine the separate account with other separate accounts and/or create new separate accounts;

•	Deregister the separate account under the 1940 Act or operate the separate account as a management investment company under the 1940 Act, or as any other form permitted by law;

•	Manage the separate account under the direction of a committee at any time;

•	Make any changes required by the 1940 Act or other applicable law or regulation; and

•	Modify the provisions of the Policy to reflect changes to the subaccounts and the separate account and to comply with applicable law.

Some, but not all, of these future changes may be the result of changes in applicable laws or interpretation of the law.

The portfolios, which sell their shares to the subaccounts, may discontinue offering their shares to the subaccounts.  New or substitute portfolios may have different fees and expenses, and their availability may be limited to certain classes of purchasers. We will not make any such changes without receiving any necessary approval of the SEC and applicable state insurance departments.  We will notify you of any changes.  We reserve the right to make other structural and operational changes affecting the separate account.

Potential Conflicts of Interests

Shares of certain Portfolios are sold to separate accounts of insurance companies that may or may not be affiliated with Transamerica Life or each other.  In addition, shares of certain portfolios are also sold to separate accounts to serve as the underlying investment for variable life insurance policies, variable annuity contracts and for retirement plans.  It is possible that a material conflict may arise between the interests of owners of the Policies and owners of other variable life insurance policies or variable annuity contracts whose accumulation values are allocated to a portfolio.  Material conflicts could result from, for example, (1) changes in state insurance laws, (2) changes in federal income tax laws, or (3) differences in voting instructions between those given by variable life insurance policy owners and those given by variable annuity contract owners.  Although neither Transamerica Life nor the portfolios currently foresee any such disadvantages, Transamerica Life and each portfolio’s Board of Directors intend to monitor events in order to identify any material conflicts and to determine what action, if any, to take.  Such action could include the sale of portfolio shares by one or more of the separate accounts, which could have adverse consequences.  If the Board of Directors were to conclude that separate funds should be established for variable life and variable annuity separate accounts, Transamerica Life will bear the attendant expenses, but variable life insurance policy owners and variable annuity contract owners would no longer have the economies of scale resulting from a larger combined fund.

Legal Matters

Sutherland Asbill & Brennan LLP of Washington, D.C. provided advice on certain matters relating to the federal securities laws.

Variations in Policy Provisions

Certain provisions of the Policy may vary from the descriptions in the prospectus, depending on when and where the Policy was issued, in order to comply with different state laws.  These variations may include restrictions on the operation of the fixed account, and different interest rates charged and credited on Policy loans. Please refer to your Policy, as any variations will be included in your Policy or in riders or endorsements attached to your Policy.

Personalized Illustrations of Policy Benefits

To help you understand how your life insurance benefit, net cash value, and cash value would vary over time under different sets of assumptions, we will provide you with certain personalized illustrations without charge and upon request.  These illustrations will be based on the age and insurance risk characteristics of the insured persons under your Policy and such factors as the face amount, life insurance benefit option, premium payment amounts and hypothetical rates of return (within limits) that you request.

The illustrations also will reflect the average portfolio expenses for 2011. You may request illustrations that reflect the expenses of the portfolios in which you intend to invest.

The illustrations are hypothetical only and are not representations of future returns or Policy values and benefits. Your actual results will differ from those in the illustrations.

Sale of the Policies

We currently offer the Policies to existing Owners. We anticipate continuing to offer the Policies, but reserve the right to discontinue the offering.

Our affiliate Transamerica Capital, Inc. (“TCI”) is the distributor and principal underwriter for the Policies.  TCI’s home office is located at 4600 S. Syracuse St., Suite 1100, Denver, CO 80237.  TCI, like Transamerica Life, is an indirect, wholly owned subsidiary of AEGON USA.  TCI is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of FINRA, Inc.  TCI is not a member of the Securities Investor Protection Corporation.

The Policies are offered to the public through sales representatives of broker-dealers ("selling firms") that have entered into selling agreements with us and with TCI.  TCI compensates these selling firms for their services.  Sales representatives are appointed as our insurance agents.

During fiscal years 2011, 2010 and 2009, the amounts paid to TCI in connection with all Policies sold through the separate account were $265,194.80, $399,732.50 and $814,568.30, respectively.  TCI passed through commissions it received to selling firms for their sales and did not retain any portion in return for its services as principal underwriter for the Policies.  Our parent company provides paid-in capital contributions to TCI, and pays for TCI’s operating and other expenses, including overhead, legal and accounting fees.

We and/or TCI may pay certain selling firms additional cash amounts for: (1) “preferred product” treatment of the Policies in their marketing programs, which may include marketing services and increased access to their sales representatives; (2) costs associated with sales conferences and educational seminars for their sales representatives; and (3) other sales expenses incurred by them.  We and/or TCI may make additional payments to certain selling firms based on aggregate sales or persistency standards.  These various payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms.

Reports to Owners

At least once each year, or more often as required by law, we will mail to policy owners at their last known address a report showing the following information as of the end of the report period:

✓	the current cash value	✓	any activity since the last report
✓	the current net cash value	✓	the current subaccount values and loan account value
✓	the current life insurance benefit	✓	current net premium allocations
✓	the current loan amount	✓	any other information required by law

In addition, we will send written confirmations of any premium payments and other financial transactions you request including: changes in face amount, changes in life insurance benefit option, transfers, partial withdrawals, increases in loan amount, loan interest payments, loan repayments, lapses and reinstatements. We also will send copies of the annual and semi-annual report to shareholders for each portfolio in which you are indirectly invested.

Claims of Creditors

Except as described in the assignment section above, payments we make under the Policy are, to the extent permitted by law, exempt from the claims, attachments or levies of any creditors.

Records

We will maintain all records relating to the separate account and the fixed account.

Additional Information

A registration statement under the Securities act of 1933 has been filed with the SEC relating to the offering described in the prospectus and this statement of additional information.  Neither the prospectus nor this statement of additional information includes all the information included in the registration statement.  The omitted information may be obtained at the SEC’s principal office in Washington, D.C. by paying the SEC’s prescribed fees.

Independent Registered Public Accounting Firm

The financial statements of the separate account at December 31, 2011 and for the periods disclosed in the financial statements, and the financial statements and schedules of Transamerica Life at December 31, 2011, 2010 and 2009, for each of the three years in the period ended December 31, 2011, appearing herein, have been audited by Ernst & Young LLP, 801 Grand Avenue, Suite 3000, Des Moines, Iowa 50309, Independent Registered Public Accounting Firm, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

Financial Statements

The separate account’s financial statements, which include the Report of Independent Registered Public Accounting Firm, appear on the following pages and have been audited in accordance with the standards of the Public Company Accounting Oversight Board (United States).  The company’s financial statements are also attached and have been audited in accordance with the standards of the Public Company Accounting Oversight Board (United States).

Transamerica Life's financial statements and schedules, which include the Report of Independent Registered Public Accounting Firm, also appear on the following pages. These financial statements and schedules should be distinguished from the separate account's financial statements, and you should consider these financial statements and schedules only as bearing upon Transamerica Life's ability to meet our obligations under the Policies. You should not consider our financial statements and schedules as bearing upon the investment performance of the assets held in the separate account.

Transamerica Life's financial statements and schedules at December 31, 2011, 2010 and 2009 and for each of the three years in the period ended December 31, 2011, have been prepared on the basis of statutory accounting principles rather than accounting principles generally accepted in the United States.

UNDERWRITING

Underwriting Standards

This Policy uses mortality tables that distinguish between men and women. As a result, the Policy pays different benefits to men and women of the same age. Montana prohibits our use of actuarial tables that distinguish between males and females to determine premiums and Policy benefits for policies issued on the lives of its residents. Therefore, we will base the premiums and benefits in Policies that we issue in Montana to insure residents of that state on actuarial tables that do not differentiate on the basis of gender.

Your cost of insurance charge will vary by a number of factors, primarily, but not exclusively, the insured's gender, issue age on the effective date and rate class. We currently place insureds into the following rate classes:

• Medical issue;

• Simplified issue;

• Guaranteed issue;

• Guaranteed issue select;

• Non-tobacco use;

• Tobacco use

We also place insureds in various sub-standard rate classes, which entail a higher mortality risk and higher charges. We generally charge higher rates for insureds that use tobacco.  Medical issue requires the completion of a full medical application. Guaranteed issue select may require a full medical exam and/or further information before an insured is approved for coverage.

PERFORMANCE DATA

Performance Data in Advertising Sales Literature

We may compare each subaccount's performance to the performance of:

•	other variable life issuers in general;

•
variable life insurance policies which invest in mutual funds with similar investment objectives and policies, as reported by Lipper Analytical Services, Inc. ("Lipper") and Morningstar, Inc. ("Morningstar"); and other services, companies, individuals, or industry or financial publications (e.g., Forbes, Money, The Wall Street Journal, Business Week, Barron's, Kiplinger's Personal Finance, and Fortune);

➢
Lipper and Morningstar rank variable annuity contracts and variable life policies. Their performance analysis ranks such policies and contracts on the basis of total return and assumes reinvestment of distributions, but it does not show sales charges, redemption fees or certain expense deductions at the separate account level.

•	the Standard & Poor's Index of 500 Common Stocks or other widely recognized indices;

➢	unmanaged indices may assume the reinvestment of dividends, but usually do not reflect deductions for the expenses of operating or managing an investment portfolio; or

•	other types of investments, such as:

➢	certificates of deposit;

➢	savings accounts and U.S. Treasuries;

➢	certain interest rate and inflation indices (e.g., the Consumer Price Index); or

➢
indices measuring the performance of a defined group of securities recognized by investors as representing a particular segment of the securities markets (e.g., Donoghue Money Market Institutional Average, Lehman Brothers Corporate Bond Index, or Lehman Brothers Government Bond Index).

Transamerica Life's Published Ratings

We may publish in advertisements, sales literature or reports we send to you the ratings and other information that an independent ratings organization assigns to us. These organizations include: A.M. Best Company, Moody's Investors Service, Inc., Standard & Poor's Insurance Rating Services and Fitch Ratings. These ratings are opinions regarding an operating insurance company's financial capacity to meet the obligations of its insurance policies in accordance with their terms. These ratings do not apply to the separate account, the subaccounts, the funds or their respective portfolios, or to their performance.

INDEX TO FINANCIAL STATEMENTS

Transamerica Corporate Separate Account Sixteen

Report of Independent Registered Public Accounting Firm, dated April 27, 2012

Statements of Assets and Liabilities

Statements of Operations

Statements of Changes in Net Assets

Notes to the Financial Statements

Transamerica Life Insurance Company

Report of Independent Registered Public Accounting Firm, dated April 13, 2012

Audited Financial Statements

Balance Sheets - Statutory Basis

Statements of Operations - Statutory Basis

Statements of Changes in Capital and Surplus - Statutory Basis

Statements of Cash Flow - Statutory Basis

Notes to Financial Statements - Statutory-Basis

Statutory-Basis Financial Statement Schedules

Summary of Investments – Other Than Investments in Related Parties

Supplementary Insurance Information

Reinsurance

FINANCIAL STATEMENTS
Transamerica Life Insurance Company
Transamerica Corporate Separate Account Sixteen
Year Ended December 31, 2011

Transamerica Life Insurance Company
Transamerica Corporate Separate Account Sixteen
Financial Statements
Year Ended December 31, 2011
Contents
Report of Independent Registered Public Accounting Firm...	1
Financial Statements
Statements of Assets and Liabilities...	3
Statements of Operations and Changes in Net Assets...	18
Notes to Financial Statements...	36

Report of Independent Registered Public Accounting Firm

The Board of Directors and Contract Owners
of Transamerica Corporate Separate Account Sixteen
Transamerica Life Insurance Company

We have audited the accompanying statements of assets and liabilities of the subaccounts of Transamerica Corporate Separate Account Sixteen (the Separate Account) (comprised of the Fidelity VIP Balanced, Fidelity VIP Contrafund®, Fidelity VIP Growth, Fidelity VIP High Income, Fidelity VIP Mid Cap, Invesco V.I. Capital Development, Invesco V.I. Dividend Growth, Invesco V.I. Global Health Care, Invesco V.I. Mid Cap Core Equity, Invesco V.I. Small Cap Equity, Invesco V.I. Technology, Invesco Van Kampen V.I. Mid Cap Value, Janus Aspen Balanced, Janus Aspen Forty, Janus Aspen Flexible Bond, Janus Aspen Janus, Janus Aspen Overseas, Janus Aspen Enterprise, Janus Aspen Perkins Mid Cap, Janus Aspen Worldwide, PIMCO VIT All Asset – Institutional, PIMCO VIT All Asset – Administrative, PIMCO VIT High Yield, PIMCO VIT Real Return, PIMCO VIT Short-Term, PIMCO VIT Total Return, Royce Micro-Cap, Royce Small-Cap, DWS Small Cap Index, T. Rowe Price Blue Chip Growth, T. Rowe Price Equity Income, T. Rowe Price Mid-Cap Growth, T. Rowe Price New America Growth, T. Rowe Price International Stock, Vanguard VIF Balanced, Vanguard VIF Capital Growth, Vanguard VIF Diversified Value, Vanguard VIF Equity Income, Vanguard VIF Equity Index, Vanguard VIF Growth, Vanguard VIF High Yield Bond, Vanguard VIF International, Vanguard VIF Mid-Cap Index, Vanguard VIF Money Market, Vanguard VIF REIT Index, Vanguard VIF Short-Term Investment-Grade, Vanguard VIF Small Company Growth, Vanguard VIF Total Bond Market Index, Vanguard VIF Total Stock Market Index, Van Eck VIP Multi-Manager Alternatives, AFIS Global Small Capitalization, AFIS Growth, AFIS International, AFIS New World, First Eagle Overseas Variable, Third Avenue Value, DFA VA Global Bond, DFA VA International Small, DFA VA International Value, DFA VA U.S. Large Value, DFA VA Short-Term Fixed, DFA VA U.S. Targeted Value, Ibbotson Aggressive Growth ETF Asset Allocation, Ibbotson Balanced ETF Asset Allocation, Ibbotson Conservative ETF Asset Allocation, Ibbotson Growth ETF Asset Allocation, Ibbotson Income and Growth ETF Asset Allocation, Alger Small Cap Growth, Columbia Variable Portfolio - Small Cap Value, Rydex NASDAQ-100®, and Rydex Nova subaccounts), at December 31, 2011, and the related statements of operations and changes in net assets for the periods indicated thereon. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

1

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Separate Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the mutual funds’ transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Transamerica Corporate Separate Account Sixteen at December 31, 2011, and the results of their operations and changes in their net assets for the periods indicated thereon, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Des Moines, Iowa
April 27, 2012

  2

Transamerica Life Insurance Company
Transamerica Corporate Separate Account Sixteen
Statements of Assets and Liabilities
December 31, 2011

	Fidelity VIP Balanced	Fidelity VIP Contrafund®	Fidelity VIP Growth	Fidelity VIP High Income	Fidelity VIP Mid Cap
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	13,890.530	67,505.849	16,405.426	63,441.007	45,777.373
Cost	$ 215,331	$ 1,544,408	$ 579,188	$ 361,094	$ 1,473,157

Investments in mutual funds,
Level 1 prices quoted
at net asset value	$ 203,218	$ 1,553,985	$ 605,196	$ 341,947	$ 1,331,206
Receivable for units sold	4	-	3	-	-
Total assets	203,222	1,553,985	605,199	341,947	1,331,206

Liabilities
Payable for units redeemed	-	6	-	3	3
	$ 203,222	$ 1,553,979	$ 605,199	$ 341,944	$ 1,331,203

Net Assets:
Deferred annuity contracts
terminable by owners	$ 203,222	$ 1,553,979	$ 605,199	$ 341,944	$ 1,331,203
Total net assets	$ 203,222	$ 1,553,979	$ 605,199	$ 341,944	$ 1,331,203

Accumulation units outstanding:
Standard	140,259	945,797	464,334	206,306	911,951
Westport	-	-	-	-	-

Accumulation unit value:
Standard	$ 1.448908	$ 1.643036	$ 1.303371	$ 1.657457	$ 1.459730
Westport	$ -	$ -	$ -	$ -	$ 1.459730

See accompanying notes.

3

Transamerica Life Insurance Company
Transamerica Corporate Separate Account Sixteen
Statements of Assets and Liabilities
December 31, 2011

	Invesco V.I. Capital Development	Invesco V.I. Dividend Growth	Invesco V.I. Global Health Care	Invesco V.I. Mid Cap Core Equity	Invesco V.I. Small Cap Equity
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	-	1,882.216	4,321.399	-	3,628.043
Cost	$ -	$ 27,751	$ 72,856	$ -	$ 65,906

Investments in mutual funds,
Level 1 prices quoted
at net asset value	$ -	$ 26,426	$ 75,063	$ -	$ 59,536
Receivable for units sold	-	-	-	-	-
Total assets	-	26,426	75,063	-	59,536

Liabilities
Payable for units redeemed	-	-	-	-	44
	$ -	$ 26,426	$ 75,063	$ -	$ 59,492

Net Assets:
Deferred annuity contracts
terminable by owners	$ -	$ 26,426	$ 75,063	$ -	$ 59,492
Total net assets	$ -	$ 26,426	$ 75,063	$ -	$ 59,492

Accumulation units outstanding:
Standard	-	28,629	53,015	-	56,072
Westport	-	-	-	-	-

Accumulation unit value:
Standard	$ 0.823414	$ 0.923075	$ 1.415894	$ 1.012695	$ 1.060984
Westport	$ -	$ -	$ -	$ -	$ -

See accompanying notes.

4

Transamerica Life Insurance Company
Transamerica Corporate Separate Account Sixteen
Statements of Assets and Liabilities
December 31, 2011

	Invesco V.I. Technology	Invesco Van Kampen V.I. Mid Cap Value	Janus Aspen Balanced	Janus Aspen Forty	Janus Aspen Flexible Bond
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	3,326.410	45,708.323	-	2,774.760	52.841
Cost	$ 49,373	$ 544,814	$ -	$ 94,415	$ 667

Investments in mutual funds,
Level 1 prices quoted
at net asset value	$ 50,428	$ 585,067	$ -	$ 92,178	$ 649
Receivable for units sold	1	-	-	-	-
Total assets	50,429	585,067	-	92,178	649

Liabilities
Payable for units redeemed	-	1	-	-	-
	$ 50,429	$ 585,066	$ -	$ 92,178	$ 649

Net Assets:
Deferred annuity contracts
terminable by owners	$ 50,429	$ 585,066	$ -	$ 92,178	$ 649
Total net assets	$ 50,429	$ 585,066	$ -	$ 92,178	$ 649

Accumulation units outstanding:
Standard	37,809	332,361	-	53,872	395
Westport	-	-	-	-	-

Accumulation unit value:
Standard	$ 1.333779	$ 1.760329	$ 1.426654	$ 1.711048	$ 1.643139
Westport	$ -	$ -	$ -	$ -	$ -

See accompanying notes.

5

Transamerica Life Insurance Company
Transamerica Corporate Separate Account Sixteen
Statements of Assets and Liabilities
December 31, 2011

	Janus Aspen Janus	Janus Aspen Overseas	Janus Aspen Enterprise	Janus Aspen Perkins Mid Cap	Janus Aspen Worldwide
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	-	11,267.278	2,052.997	-	-
Cost	$ -	$ 615,432	$ 71,075	$ -	$ -

Investments in mutual funds,
Level 1 prices quoted
at net asset value	$ -	$ 430,297	$ 78,363	$ -	$ -
Receivable for units sold	-	2	-	-	-
Total assets	-	430,299	78,363	-	-

Liabilities
Payable for units redeemed	-	-	2	-	-
	$ -	$ 430,299	$ 78,361	$ -	$ -

Net Assets:
Deferred annuity contracts
terminable by owners	$ -	$ 430,299	$ 78,361	$ -	$ -
Total net assets	$ -	$ 430,299	$ 78,361	$ -	$ -

Accumulation units outstanding:
Standard	-	192,346	39,676	-	-
Westport	-	-	-	-	-

Accumulation unit value:
Standard	$ 1.284545	$ 2.237108	$ 1.975049	$ 1.048811	$ 1.131321
Westport	$ -	$ -	$ -	$ -	$ -

See accompanying notes.

6

Transamerica Life Insurance Company
Transamerica Corporate Separate Account Sixteen
Statements of Assets and Liabilities
December 31, 2011

	PIMCO VIT All Asset - Institutional	PIMCO VIT All Asset - Administrative	PIMCO VIT High Yield	PIMCO VIT Real Return	PIMCO VIT Short-Term
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	-	-	9,165.916	241,867.698	25,935.184
Cost	$ -	$ -	$ 53,919	$ 3,292,247	$ 257,617

Investments in mutual funds,
Level 1 prices quoted
at net asset value	$ -	$ -	$ 68,469	$ 3,374,054	$ 262,464
Receivable for units sold	-	-	19	280	3
Total assets	-	-	68,488	3,374,334	262,467

Liabilities
Payable for units redeemed	-	-	-	-	-
	$ -	$ -	$ 68,488	$ 3,374,334	$ 262,467

Net Assets:
Deferred annuity contracts
terminable by owners	$ -	$ -	$ 68,488	$ 3,374,334	$ 262,467
Total net assets	$ -	$ -	$ 68,488	$ 3,374,334	$ 262,467

Accumulation units outstanding:
Standard	-	-	40,855	2,027,003	207,443
Westport	-	-	-	-	-

Accumulation unit value:
Standard	$ 1.241529	$ 1.604953	$ 1.676371	$ 1.664691	$ 1.265251
Westport	$ -	$ -	$ -	$ -	$ -

See accompanying notes.

7

Transamerica Life Insurance Company
Transamerica Corporate Separate Account Sixteen
Statements of Assets and Liabilities
December 31, 2011

	PIMCO VIT Total Return	Royce Micro-Cap	Royce Small-Cap	DWS Small Cap Index	T. Rowe Price Blue Chip Growth
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	559,609.366	117,780.813	92,586.922	68,969.011	27,230.005
Cost	$ 6,275,751	$ 1,183,008	$ 947,510	$ 743,922	$ 267,220

Investments in mutual funds,
Level 1 prices quoted
at net asset value	$ 6,166,895	$ 1,226,098	$ 932,350	$ 811,765	$ 310,150
Receivable for units sold	399	-	27	-	9
Total assets	6,167,294	1,226,098	932,377	811,765	310,159

Liabilities
Payable for units redeemed	-	3	-	5	-
	$ 6,167,294	$ 1,226,095	$ 932,377	$ 811,760	$ 310,159

Net Assets:
Deferred annuity contracts
terminable by owners	$ 6,167,294	$ 1,226,095	$ 932,377	$ 811,760	$ 310,159
Total net assets	$ 6,167,294	$ 1,226,095	$ 932,377	$ 811,760	$ 310,159

Accumulation units outstanding:
Standard	3,737,759	719,577	514,210	546,647	216,987
Westport	-	-	-	-	-

Accumulation unit value:
Standard	$ 1.649998	$ 1.703910	$ 1.813222	$ 1.484981	$ 1.429393
Westport	$ -	$ -	$ -	$ -	$ -

See accompanying notes.

8

Transamerica Life Insurance Company
Transamerica Corporate Separate Account Sixteen
Statements of Assets and Liabilities
December 31, 2011

	T. Rowe Price Equity Income	T. Rowe Price Mid-Cap Growth	T. Rowe Price New America Growth	T. Rowe Price International Stock	Vanguard VIF Balanced
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	56,705.645	36,178.757	-	63,720.241	175,973.183
Cost	$ 1,018,158	$ 807,542	$ -	$ 748,947	$ 3,072,428

Investments in mutual funds,
Level 1 prices quoted
at net asset value	$ 1,101,224	$ 769,522	$ -	$ 756,996	$ 3,325,893
Receivable for units sold	-	2	-	-	-
Total assets	1,101,224	769,524	-	756,996	3,325,893

Liabilities
Payable for units redeemed	7	-	-	1	1
	$ 1,101,217	$ 769,524	$ -	$ 756,995	$ 3,325,892

Net Assets:
Deferred annuity contracts
terminable by owners	$ 1,101,217	$ 769,524	$ -	$ 756,995	$ 3,325,892
Total net assets	$ 1,101,217	$ 769,524	$ -	$ 756,995	$ 3,325,892

Accumulation units outstanding:
Standard	781,733	394,590	-	521,042	1,996,158
Westport	-	-	-	-	-

Accumulation unit value:
Standard	$ 1.408686	$ 1.950184	$ 1.608431	$ 1.452848	$ 1.666147
Westport	$ -	$ -	$ -	$ -	$ -

See accompanying notes.

9

Transamerica Life Insurance Company
Transamerica Corporate Separate Account Sixteen
Statements of Assets and Liabilities
December 31, 2011

	Vanguard VIF Capital Growth	Vanguard VIF Diversified Value	Vanguard VIF Equity Income	Vanguard VIF Equity Index	Vanguard VIF Growth
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	174,934.765	166,192.630	-	274,487.307	2,168.924
Cost	$ 2,469,372	$ 1,977,336	$ -	$ 5,996,077	$ 24,147

Investments in mutual funds,
Level 1 prices quoted
at net asset value	$ 2,744,726	$ 2,089,041	$ -	$ 6,272,035	$ 28,174
Receivable for units sold	6	6	-	8	1
Total assets	2,744,732	2,089,047	-	6,272,043	28,175

Liabilities
Payable for units redeemed	-	-	-	-	-
	$ 2,744,732	$ 2,089,047	$ -	$ 6,272,043	$ 28,175

Net Assets:
Deferred annuity contracts
terminable by owners	$ 2,744,732	$ 2,089,047	$ -	$ 6,272,043	$ 28,175
Total net assets	$ 2,744,732	$ 2,089,047	$ -	$ 6,272,043	$ 28,175

Accumulation units outstanding:
Standard	1,592,426	1,352,078	-	4,553,336	21,585
Westport	-	-	-	-	-

Accumulation unit value:
Standard	$ 1.723617	$ 1.545064	$ 1.592536	$ 1.377461	$ 1.305290
Westport	$ -	$ -	$ -	$ 1.377461	$ -

See accompanying notes.

  10

Transamerica Life Insurance Company
Transamerica Corporate Separate Account Sixteen
Statements of Assets and Liabilities
December 31, 2011

	Vanguard VIF High Yield Bond	Vanguard VIF International	Vanguard VIF Mid-Cap Index	Vanguard VIF Money Market	Vanguard VIF REIT Index
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	6,649.942	110,307.842	183,256.010	11,638,112.100	93,338.494
Cost	$ 45,749	$ 1,721,689	$ 2,430,284	$ 11,638,112	$ 971,969

Investments in mutual funds,
Level 1 prices quoted
at net asset value	$ 51,338	$ 1,718,596	$ 2,655,380	$ 11,638,112	$ 1,017,390
Receivable for units sold	-	7	6	-	-
Total assets	51,338	1,718,603	2,655,386	11,638,112	1,017,390

Liabilities
Payable for units redeemed	1	-	-	88	2
	$ 51,337	$ 1,718,603	$ 2,655,386	$ 11,638,024	$ 1,017,388

Net Assets:
Deferred annuity contracts
terminable by owners	$ 51,337	$ 1,718,603	$ 2,655,386	$ 11,638,024	$ 1,017,388
Total net assets	$ 51,337	$ 1,718,603	$ 2,655,386	$ 11,638,024	$ 1,017,388

Accumulation units outstanding:
Standard	31,890	1,016,208	1,539,080	9,694,193	540,018
Westport	-	-	-	-	-

Accumulation unit value:
Standard	$ 1.609815	$ 1.691192	$ 1.725307	$ 1.200515	$ 1.883989
Westport	$ -	$ -	$ -	$ -	$ -

See accompanying notes.

11

Transamerica Life Insurance Company
Transamerica Corporate Separate Account Sixteen
Statements of Assets and Liabilities
December 31, 2011

	Vanguard VIF Short-Term Investment-Grade	Vanguard VIF Small Company Growth	Vanguard VIF Total Bond Market Index	Vanguard VIF Total Stock Market Index	Van Eck VIP Multi-Manager Alternatives
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	754.404	70,092.371	235,995.937	39,401.363	459.844
Cost	$ 8,245	$ 987,428	$ 2,783,794	$ 780,776	$ 4,545

Investments in mutual funds,
Level 1 prices quoted
at net asset value	$ 8,080	$ 1,253,953	$ 2,933,429	$ 931,054	$ 4,488
Receivable for units sold	2	-	5	-	-
Total assets	8,082	1,253,953	2,933,434	931,054	4,488

Liabilities
Payable for units redeemed	-	3	-	-	-
	$ 8,082	$ 1,253,950	$ 2,933,434	$ 931,054	$ 4,488

Net Assets:
Deferred annuity contracts
terminable by owners	$ 8,082	$ 1,253,950	$ 2,933,434	$ 931,054	$ 4,488
Total net assets	$ 8,082	$ 1,253,950	$ 2,933,434	$ 931,054	$ 4,488

Accumulation units outstanding:
Standard	5,889	757,516	1,920,816	649,110	3,918
Westport	-	-	-	-	-

Accumulation unit value:
Standard	$ 1.372368	$ 1.655346	$ 1.527181	$ 1.434354	$ 1.145520
Westport	$ -	$ -	$ -	$ -	$ -

See accompanying notes.

 12

Transamerica Life Insurance Company
Transamerica Corporate Separate Account Sixteen
Statements of Assets and Liabilities
December 31, 2011

	AFIS Global Small Capitalization	AFIS Growth	AFIS International	AFIS New World	First Eagle Overseas Variable
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	4,975.060	55,507.783	83,629.332	8,351.508	52,328.310
Cost	$ 100,661	$ 2,604,532	$ 1,365,894	$ 193,101	$ 1,423,606

Investments in mutual funds,
Level 1 prices quoted
at net asset value	$ 84,775	$ 2,868,642	$ 1,267,821	$ 162,854	$ 1,372,572
Receivable for units sold	-	-	1	4	-
Total assets	84,775	2,868,642	1,267,822	162,858	1,372,572

Liabilities
Payable for units redeemed	2	15	-	-	5
	$ 84,773	$ 2,868,627	$ 1,267,822	$ 162,858	$ 1,372,567

Net Assets:
Deferred annuity contracts
terminable by owners	$ 84,773	$ 2,868,627	$ 1,267,822	$ 162,858	$ 1,372,567
Total net assets	$ 84,773	$ 2,868,627	$ 1,267,822	$ 162,858	$ 1,372,567

Accumulation units outstanding:
Standard	60,717	2,176,095	934,062	87,203	805,476
Westport	-	-	-	-	-

Accumulation unit value:
Standard	$ 1.396199	$ 1.318245	$ 1.357321	$ 1.867576	$ 1.704045
Westport	$ -	$ -	$ -	$ -	$ 2.332991

See accompanying notes.

  13

Transamerica Life Insurance Company
Transamerica Corporate Separate Account Sixteen
Statements of Assets and Liabilities
December 31, 2011

	Third Avenue Value	DFA VA Global Bond	DFA VA International Small	DFA VA International Value	DFA VA U.S. Large Value
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	21,255.411	13,280.775	7,301.750	163,965.363	5,573.737
Cost	$ 289,628	$ 148,407	$ 71,042	$ 1,754,142	$ 58,863

Investments in mutual funds,
Level 1 prices quoted
at net asset value	$ 242,737	$ 142,104	$ 64,986	$ 1,608,500	$ 79,816
Receivable for units sold	2	-	-	7	-
Total assets	242,739	142,104	64,986	1,608,507	79,816

Liabilities
Payable for units redeemed	-	-	-	-	1
	$ 242,739	$ 142,104	$ 64,986	$ 1,608,507	$ 79,815

Net Assets:
Deferred annuity contracts
terminable by owners	$ 242,739	$ 142,104	$ 64,986	$ 1,608,507	$ 79,815
Total net assets	$ 242,739	$ 142,104	$ 64,986	$ 1,608,507	$ 79,815

Accumulation units outstanding:
Standard	247,423	118,336	74,200	2,262,513	87,894
Westport	-	-	-	-	-

Accumulation unit value:
Standard	$ 0.981069	$ 1.200856	$ 0.875823	$ 0.710938	$ 0.908090
Westport	$ 1.148525	$ -	$ -	$ -	$ -

See accompanying notes.

14

Transamerica Life Insurance Company
Transamerica Corporate Separate Account Sixteen
Statements of Assets and Liabilities
December 31, 2011

	DFA VA Short-Term Fixed	DFA VA U.S. Targeted Value	Ibbotson Aggressive Growth ETF Asset Allocation	Ibbotson Balanced ETF Asset Allocation	Ibbotson Conservative ETF Asset Allocation
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	1,376.672	7,012.718	-	-	-
Cost	$ 14,110	$ 56,428	$ -	$ -	$ -

Investments in mutual funds,
Level 1 prices quoted
at net asset value	$ 14,015	$ 77,420	$ -	$ -	$ -
Receivable for units sold	-	-	-	-	-
Total assets	14,015	77,420	-	-	-

Liabilities
Payable for units redeemed	1	-	-	-	-
	$ 14,014	$ 77,420	$ -	$ -	$ -

Net Assets:
Deferred annuity contracts
terminable by owners	$ 14,014	$ 77,420	$ -	$ -	$ -
Total net assets	$ 14,014	$ 77,420	$ -	$ -	$ -

Accumulation units outstanding:
Standard	13,162	75,564	-	-	-
Westport	-	-	-	-	-

Accumulation unit value:
Standard	$ 1.064798	$ 1.024570	$ 0.920561	$ 1.020517	$ 1.116827
Westport	$ -	$ -	$ -	$ -	$ -

See accompanying notes.

  15

Transamerica Life Insurance Company
Transamerica Corporate Separate Account Sixteen
Statements of Assets and Liabilities
December 31, 2011

	Ibbotson Growth ETF Asset Allocation	Ibbotson Income and Growth ETF Asset Allocation	Alger Small Cap Growth	Columbia Variable Portfolio - Small Cap Value	Rydex NASDAQ-100®
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	-	-	-	-	-
Cost	$ -	$ -	$ -	$ -	$ -

Investments in mutual funds,
Level 1 prices quoted
at net asset value	$ -	$ -	$ -	$ -	$ -
Receivable for units sold	-	-	-	-	-
Total assets	-	-	-	-	-

Liabilities
Payable for units redeemed	-	-	-	-	-
	$ -	$ -	$ -	$ -	$ -

Net Assets:
Deferred annuity contracts
terminable by owners	$ -	$ -	$ -	$ -	$ -
Total net assets	$ -	$ -	$ -	$ -	$ -

Accumulation units outstanding:
Standard	-	-	-	-	-
Westport	-	-	-	-	-

Accumulation unit value:
Standard	$ 0.959991	$ 1.069040	$ 1.088777	$ 1.048294	$ 1.879377
Westport	$ -	$ -	$ -	$ -	$ -

See accompanying notes.

16

Transamerica Life Insurance Company
Transamerica Corporate Separate Account Sixteen
Statements of Assets and Liabilities
December 31, 2011

Rydex Nova
Subaccount
Assets
Investment in securities:
Number of shares	-
Cost	$ -

Investments in mutual funds,
Level 1 prices quoted
at net asset value	$ -
Receivable for units sold	-
Total assets	-

Liabilities
Payable for units redeemed	-
$ -

Net Assets:
Deferred annuity contracts
terminable by owners	$ -
Total net assets	$ -

Accumulation units outstanding:
Standard	-
Westport	-

Accumulation unit value:
Standard	$ 1.981076
Westport	$ -

See accompanying notes.

17

Transamerica Life Insurance Company
Transamerica Corporate Separate Account Sixteen
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2010 and 2011. Except as Noted

	Fidelity VIP Balanced	Fidelity VIP Contrafund®	Fidelity VIP Growth	Fidelity VIP High Income
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of January 1, 2010	$ 303,944	$ 2,875,124	$ 346,436	$ 77,222

Investment Income:
Dividends	5,267	27,541	1,071	5,205
Investment Expenses:
Mortality and expense risk and other charges	-	-	-	-
Net investment income (loss)	5,267	27,541	1,071	5,205

Net realized and unrealized gains (losses) on investments:
Capital gain distributions	1,722	995	1,250	-
Realized gain (loss) on investments	(487)	129,309	(6,561)	8,709
Net realized capital gains (losses) on investments	1,235	130,304	(5,311)	8,709
Net change in unrealized appreciation/depreciation	45,995	283,008	85,272	(1,414)
Net Gain (Loss) on Investment	47,230	413,312	79,961	7,295

Increase (decrease) in net assets from operations	52,497	440,853	81,032	12,500

Increase (decrease) in net assets from contract transactions	(18,201)	(929,475)	14,397	19,272

Total increase (decrease) in net assets	34,296	(488,622)	95,429	31,772

Net Assets as of December 31, 2010	$ 338,240	$ 2,386,502	$ 441,865	$ 108,994

Investment Income:
Dividends	3,591	19,716	2,417	23,223
Investment Expenses:
Mortality and expense risk and other charges	-	-	-	-
Net investment income (loss)	3,591	19,716	2,417	23,223

Net realized and unrealized gains (losses) on investments:
Capital gain distributions	571	-	1,625	-
Realized gain (loss) on investments	(2,393)	314,356	75,174	394
Net realized capital gains (losses) on investments	(1,822)	314,356	76,799	394
Net change in unrealized appreciation/depreciation	(14,098)	(401,443)	(93,419)	(16,969)
Net Gain (Loss) on Investment	(15,920)	(87,087)	(16,620)	(16,575)

Increase (decrease) in net assets from operations	(12,329)	(67,371)	(14,203)	6,648

Increase (decrease) in net assets from contract transactions	(122,689)	(765,152)	177,537	226,302

Total increase (decrease) in net assets	(135,018)	(832,523)	163,334	232,950

Net Assets as of December 31, 2011	$ 203,222	$ 1,553,979	$ 605,199	$ 341,944

See accompanying notes.

18

Transamerica Life Insurance Company
Transamerica Corporate Separate Account Sixteen
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2010 and 2011. Except as Noted

	Fidelity VIP Mid Cap	Invesco V.I. Capital Development	Invesco V.I. Dividend Growth	Invesco V.I. Global Health Care
	Subaccount	Subaccount(1)	Subaccount(1)	Subaccount

Net Assets as of January 1, 2010	$ 1,764,973	$ -	$ -	$ 71,627

Investment Income:
Dividends	4,873	-	-	-
Investment Expenses:
Mortality and expense risk and other charges	-	-	-	-
Net investment income (loss)	4,873	-	-	-

Net realized and unrealized gains (losses) on investments:
Capital gain distributions	3,847	-	-	-
Realized gain (loss) on investments	233,605	-	-	7,519
Net realized capital gains (losses) on investments	237,452	-	-	7,519
Net change in unrealized appreciation/depreciation	103,371	-	-	(6,578)
Net Gain (Loss) on Investment	340,823	-	-	941

Increase (decrease) in net assets from operations	345,696	-	-	941

Increase (decrease) in net assets from contract transactions	(605,452)	-	-	(26,000)

Total increase (decrease) in net assets	(259,756)	-	-	(25,059)

Net Assets as of December 31, 2010	$ 1,505,217	$ -	$ -	$ 46,568

Investment Income:
Dividends	4,876	-	-	-
Investment Expenses:
Mortality and expense risk and other charges	-	-	-	-
Net investment income (loss)	4,876	-	-	-

Net realized and unrealized gains (losses) on investments:
Capital gain distributions	3,231	-	-	-
Realized gain (loss) on investments	297,982	-	(362)	2,067
Net realized capital gains (losses) on investments	301,213	-	(362)	2,067
Net change in unrealized appreciation/depreciation	(512,101)	-	(1,325)	(833)
Net Gain (Loss) on Investment	(210,888)	-	(1,687)	1,234

Increase (decrease) in net assets from operations	(206,012)	-	(1,687)	1,234

Increase (decrease) in net assets from contract transactions	31,998	-	28,113	27,261

Total increase (decrease) in net assets	(174,014)	-	26,426	28,495

Net Assets as of December 31, 2011	$ 1,331,203	$ -	$ 26,426	$ 75,063

See accompanying notes.

19

Transamerica Life Insurance Company
Transamerica Corporate Separate Account Sixteen
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2010 and 2011. Except as Noted

	Invesco V.I. Mid Cap Core Equity	Invesco V.I. Small Cap Equity	Invesco V.I. Technology	Invesco Van Kampen V.I. Mid Cap Value
	Subaccount(1)	Subaccount	Subaccount	Subaccount

Net Assets as of January 1, 2010	$ -	$ 17,995	$ 71,212	$ 214,912

Investment Income:
Dividends	-	-	-	2,232
Investment Expenses:
Mortality and expense risk and other charges	-	-	-	-
Net investment income (loss)	-	-	-	2,232

Net realized and unrealized gains (losses) on investments:
Capital gain distributions	-	-	-	-
Realized gain (loss) on investments	-	4,747	22,058	47,628
Net realized capital gains (losses) on investments	-	4,747	22,058	47,628
Net change in unrealized appreciation/depreciation	-	2,245	(7,269)	(1,565)
Net Gain (Loss) on Investment	-	6,992	14,789	46,063

Increase (decrease) in net assets from operations	-	6,992	14,789	48,295

Increase (decrease) in net assets from contract transactions	-	8,541	(27,332)	12,104

Total increase (decrease) in net assets	-	15,533	(12,543)	60,399

Net Assets as of December 31, 2010	$ -	$ 33,528	$ 58,669	$ 275,311

Investment Income:
Dividends	-	-	102	3,309
Investment Expenses:
Mortality and expense risk and other charges	-	-	-	-
Net investment income (loss)	-	-	102	3,309

Net realized and unrealized gains (losses) on investments:
Capital gain distributions	-	-	-	-
Realized gain (loss) on investments	-	8,928	5,214	50,730
Net realized capital gains (losses) on investments	-	8,928	5,214	50,730
Net change in unrealized appreciation/depreciation	-	(12,199)	(7,825)	(33,846)
Net Gain (Loss) on Investment	-	(3,271)	(2,611)	16,884

Increase (decrease) in net assets from operations	-	(3,271)	(2,509)	20,193

Increase (decrease) in net assets from contract transactions	-	29,235	(5,731)	289,562

Total increase (decrease) in net assets	-	25,964	(8,240)	309,755

Net Assets as of December 31, 2011	$ -	$ 59,492	$ 50,429	$ 585,066

See accompanying notes.

20

Transamerica Life Insurance Company
Transamerica Corporate Separate Account Sixteen
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2010 and 2011. Except as Noted

	Janus Aspen Balanced	Janus Aspen Forty	Janus Aspen Flexible Bond	Janus Aspen Janus
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of January 1, 2010	$ -	$ 1,091,364	$ 127,995	$ -

Investment Income:
Dividends	-	1,453	3,351	-
Investment Expenses:
Mortality and expense risk and other charges	-	-	-	-
Net investment income (loss)	-	1,453	3,351	-

Net realized and unrealized gains (losses) on investments:
Capital gain distributions	-	-	-	-
Realized gain (loss) on investments	-	(11,640)	10,575	-
Net realized capital gains (losses) on investments	-	(11,640)	10,575	-
Net change in unrealized appreciation/depreciation	-	53,971	(10,303)	-
Net Gain (Loss) on Investment	-	42,331	272	-

Increase (decrease) in net assets from operations	-	43,784	3,623	-

Increase (decrease) in net assets from contract transactions	-	(1,032,907)	71,166	-

Total increase (decrease) in net assets	-	(989,123)	74,789	-

Net Assets as of December 31, 2010	$ -	$ 102,241	$ 202,784	$ -

Investment Income:
Dividends	-	378	49	-
Investment Expenses:
Mortality and expense risk and other charges	-	-	-	-
Net investment income (loss)	-	378	49	-

Net realized and unrealized gains (losses) on investments:
Capital gain distributions	-	-	13	-
Realized gain (loss) on investments	-	4,436	(2,114)	-
Net realized capital gains (losses) on investments	-	4,436	(2,101)	-
Net change in unrealized appreciation/depreciation	-	(11,806)	2,572	-
Net Gain (Loss) on Investment	-	(7,370)	471	-

Increase (decrease) in net assets from operations	-	(6,992)	520	-

Increase (decrease) in net assets from contract transactions	-	(3,071)	(202,655)	-

Total increase (decrease) in net assets	-	(10,063)	(202,135)	-

Net Assets as of December 31, 2011	$ -	$ 92,178	$ 649	$ -

See accompanying notes.

21

Transamerica Life Insurance Company
Transamerica Corporate Separate Account Sixteen
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2010 and 2011. Except as Noted

	Janus Aspen Overseas	Janus Aspen Enterprise	Janus Aspen Perkins Mid Cap	Janus Aspen Worldwide
	Subaccount	Subaccount	Subaccount(1)	Subaccount

Net Assets as of January 1, 2010	$ 5,648,254	$ 66,487	$ -	$ -

Investment Income:
Dividends	7,711	54	-	-
Investment Expenses:
Mortality and expense risk and other charges	-	-	-	-
Net investment income (loss)	7,711	54	-	-

Net realized and unrealized gains (losses) on investments:
Capital gain distributions	-	-	-	-
Realized gain (loss) on investments	(225,692)	(2,914)	-	-
Net realized capital gains (losses) on investments	(225,692)	(2,914)	-	-
Net change in unrealized appreciation/depreciation	675,914	21,631	-	-
Net Gain (Loss) on Investment	450,222	18,717	-	-

Increase (decrease) in net assets from operations	457,933	18,771	-	-

Increase (decrease) in net assets from contract transactions	(4,923,786)	9,182	-	-

Total increase (decrease) in net assets	(4,465,853)	27,953	-	-

Net Assets as of December 31, 2010	$ 1,182,401	$ 94,440	$ -	$ -

Investment Income:
Dividends	3,023	-	-	-
Investment Expenses:
Mortality and expense risk and other charges	-	-	-	-
Net investment income (loss)	3,023	-	-	-

Net realized and unrealized gains (losses) on investments:
Capital gain distributions	6,304	-	-	-
Realized gain (loss) on investments	249,416	1,761	-	-
Net realized capital gains (losses) on investments	255,720	1,761	-	-
Net change in unrealized appreciation/depreciation	(468,524)	(3,342)	-	-
Net Gain (Loss) on Investment	(212,804)	(1,581)	-	-

Increase (decrease) in net assets from operations	(209,781)	(1,581)	-	-

Increase (decrease) in net assets from contract transactions	(542,321)	(14,498)	-	-

Total increase (decrease) in net assets	(752,102)	(16,079)	-	-

Net Assets as of December 31, 2011	$ 430,299	$ 78,361	$ -	$ -

See accompanying notes.

22

Transamerica Life Insurance Company
Transamerica Corporate Separate Account Sixteen
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2010 and 2011. Except as Noted

	PIMCO VIT All Asset - Institutional	PIMCO VIT All Asset - Administrative	PIMCO VIT High Yield	PIMCO VIT Real Return
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of January 1, 2010	$ -	$ -	$ 64,051	$ 856,198

Investment Income:
Dividends	-	-	4,960	20,575
Investment Expenses:
Mortality and expense risk and other charges	-	-	-	-
Net investment income (loss)	-	-	4,960	20,575

Net realized and unrealized gains (losses) on investments:
Capital gain distributions	-	-	-	13,327
Realized gain (loss) on investments	-	-	914	6,960
Net realized capital gains (losses) on investments	-	-	914	20,287
Net change in unrealized appreciation/depreciation	-	-	3,252	57,342
Net Gain (Loss) on Investment	-	-	4,166	77,629

Increase (decrease) in net assets from operations	-	-	9,126	98,204

Increase (decrease) in net assets from contract transactions	-	-	(3,414)	698,090

Total increase (decrease) in net assets	-	-	5,712	796,294

Net Assets as of December 31, 2010	$ -	$ -	$ 69,763	$ 1,652,492

Investment Income:
Dividends	-	-	4,940	45,781
Investment Expenses:
Mortality and expense risk and other charges	-	-	-	-
Net investment income (loss)	-	-	4,940	45,781

Net realized and unrealized gains (losses) on investments:
Capital gain distributions	-	-	-	92,500
Realized gain (loss) on investments	-	-	1,037	85,695
Net realized capital gains (losses) on investments	-	-	1,037	178,195
Net change in unrealized appreciation/depreciation	-	-	(3,583)	3,965
Net Gain (Loss) on Investment	-	-	(2,546)	182,160

Increase (decrease) in net assets from operations	-	-	2,394	227,941

Increase (decrease) in net assets from contract transactions	-	-	(3,669)	1,493,901

Total increase (decrease) in net assets	-	-	(1,275)	1,721,842

Net Assets as of December 31, 2011	$ -	$ -	$ 68,488	$ 3,374,334

See accompanying notes.

  23

Transamerica Life Insurance Company
Transamerica Corporate Separate Account Sixteen
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2010 and 2011. Except as Noted

	PIMCO VIT Short-Term	PIMCO VIT Total Return	Royce Micro-Cap	Royce Small-Cap
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of January 1, 2010	$ 249,729	$ 4,386,733	$ 2,286,821	$ 990,621

Investment Income:
Dividends	2,307	148,610	26,043	1,345
Investment Expenses:
Mortality and expense risk and other charges	-	-	-	-
Net investment income (loss)	2,307	148,610	26,043	1,345

Net realized and unrealized gains (losses) on investments:
Capital gain distributions	341	181,010	-	-
Realized gain (loss) on investments	1,228	179,129	206,119	240,453
Net realized capital gains (losses) on investments	1,569	360,139	206,119	240,453
Net change in unrealized appreciation/depreciation	1,432	(55,241)	239,739	(34,477)
Net Gain (Loss) on Investment	3,001	304,898	445,858	205,976

Increase (decrease) in net assets from operations	5,308	453,508	471,901	207,321

Increase (decrease) in net assets from contract transactions	(30,706)	1,229,461	(1,137,322)	90,089

Total increase (decrease) in net assets	(25,398)	1,682,969	(665,421)	297,410

Net Assets as of December 31, 2010	$ 224,331	$ 6,069,702	$ 1,621,400	$ 1,288,031

Investment Income:
Dividends	2,546	160,994	32,879	4,003
Investment Expenses:
Mortality and expense risk and other charges	-	-	-	-
Net investment income (loss)	2,546	160,994	32,879	4,003

Net realized and unrealized gains (losses) on investments:
Capital gain distributions	396	94,615	-	-
Realized gain (loss) on investments	522	44,314	242,869	159,590
Net realized capital gains (losses) on investments	918	138,929	242,869	159,590
Net change in unrealized appreciation/depreciation	(1,955)	(114,530)	(429,298)	(200,535)
Net Gain (Loss) on Investment	(1,037)	24,399	(186,429)	(40,945)

Increase (decrease) in net assets from operations	1,509	185,393	(153,550)	(36,942)

Increase (decrease) in net assets from contract transactions	36,627	(87,801)	(241,755)	(318,712)

Total increase (decrease) in net assets	38,136	97,592	(395,305)	(355,654)

Net Assets as of December 31, 2011	$ 262,467	$ 6,167,294	$ 1,226,095	$ 932,377

See accompanying notes.

24

Transamerica Life Insurance Company
Transamerica Corporate Separate Account Sixteen
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2010 and 2011. Except as Noted

	DWS Small Cap Index	T. Rowe Price Blue Chip Growth	T. Rowe Price Equity Income	T. Rowe Price Mid-Cap Growth
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of January 1, 2010	$ 665,999	$ 246,496	$ 1,091,086	$ 186,986

Investment Income:
Dividends	11,122	-	22,559	-
Investment Expenses:
Mortality and expense risk and other charges	-	-	-	-
Net investment income (loss)	11,122	-	22,559	-

Net realized and unrealized gains (losses) on investments:
Capital gain distributions	-	-	-	51,924
Realized gain (loss) on investments	(105,389)	(5,915)	(127,730)	61,885
Net realized capital gains (losses) on investments	(105,389)	(5,915)	(127,730)	113,809
Net change in unrealized appreciation/depreciation	389,562	61,508	273,499	93,662
Net Gain (Loss) on Investment	284,173	55,593	145,769	207,471

Increase (decrease) in net assets from operations	295,295	55,593	168,328	207,471

Increase (decrease) in net assets from contract transactions	421,584	92,330	83,643	640,313

Total increase (decrease) in net assets	716,879	147,923	251,971	847,784

Net Assets as of December 31, 2010	$ 1,382,878	$ 394,419	$ 1,343,057	$ 1,034,770

Investment Income:
Dividends	7,518	-	21,198	-
Investment Expenses:
Mortality and expense risk and other charges	-	-	-	-
Net investment income (loss)	7,518	-	21,198	-

Net realized and unrealized gains (losses) on investments:
Capital gain distributions	-	-	-	105,494
Realized gain (loss) on investments	49,005	53,100	125,939	101,042
Net realized capital gains (losses) on investments	49,005	53,100	125,939	206,536
Net change in unrealized appreciation/depreciation	(95,310)	(38,203)	(157,298)	(202,468)
Net Gain (Loss) on Investment	(46,305)	14,897	(31,359)	4,068

Increase (decrease) in net assets from operations	(38,787)	14,897	(10,161)	4,068

Increase (decrease) in net assets from contract transactions	(532,331)	(99,157)	(231,679)	(269,314)

Total increase (decrease) in net assets	(571,118)	(84,260)	(241,840)	(265,246)

Net Assets as of December 31, 2011	$ 811,760	$ 310,159	$ 1,101,217	$ 769,524

See accompanying notes.

25

Transamerica Life Insurance Company
Transamerica Corporate Separate Account Sixteen
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2010 and 2011. Except as Noted

	T. Rowe Price New America Growth	T. Rowe Price International Stock	Vanguard VIF Balanced	Vanguard VIF Capital Growth
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of January 1, 2010	$ -	$ 1,049,709	$ 4,724,264	$ 2,888,473

Investment Income:
Dividends	-	10,025	127,194	25,742
Investment Expenses:
Mortality and expense risk and other charges	-	-	-	-
Net investment income (loss)	-	10,025	127,194	25,742

Net realized and unrealized gains (losses) on investments:
Capital gain distributions	-	3,342	-	83,899
Realized gain (loss) on investments	-	(136,191)	(99,505)	24,365
Net realized capital gains (losses) on investments	-	(132,849)	(99,505)	108,264
Net change in unrealized appreciation/depreciation	-	284,231	439,357	231,985
Net Gain (Loss) on Investment	-	151,382	339,852	340,249

Increase (decrease) in net assets from operations	-	161,407	467,046	365,991

Increase (decrease) in net assets from contract transactions	-	(16,948)	(1,159,122)	(521,845)

Total increase (decrease) in net assets	-	144,459	(692,076)	(155,854)

Net Assets as of December 31, 2010	$ -	$ 1,194,168	$ 4,032,188	$ 2,732,619

Investment Income:
Dividends	-	13,371	118,798	25,137
Investment Expenses:
Mortality and expense risk and other charges	-	-	-	-
Net investment income (loss)	-	13,371	118,798	25,137

Net realized and unrealized gains (losses) on investments:
Capital gain distributions	-	-	-	73,679
Realized gain (loss) on investments	-	(24,222)	460,436	(9,979)
Net realized capital gains (losses) on investments	-	(24,222)	460,436	63,700
Net change in unrealized appreciation/depreciation	-	(109,462)	(444,534)	(115,473)
Net Gain (Loss) on Investment	-	(133,684)	15,902	(51,773)

Increase (decrease) in net assets from operations	-	(120,313)	134,700	(26,636)

Increase (decrease) in net assets from contract transactions	-	(316,860)	(840,996)	38,749

Total increase (decrease) in net assets	-	(437,173)	(706,296)	12,113

Net Assets as of December 31, 2011	$ -	$ 756,995	$ 3,325,892	$ 2,744,732

See accompanying notes.

26

Transamerica Life Insurance Company
Transamerica Corporate Separate Account Sixteen
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2010 and 2011. Except as Noted

	Vanguard VIF Diversified Value	Vanguard VIF Equity Income	Vanguard VIF Equity Index	Vanguard VIF Growth
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of January 1, 2010	$ 3,009,268	$ -	$ 4,801,671	$ 16,219

Investment Income:
Dividends	66,170	-	110,686	171
Investment Expenses:
Mortality and expense risk and other charges	-	-	-	-
Net investment income (loss)	66,170	-	110,686	171

Net realized and unrealized gains (losses) on investments:
Capital gain distributions	-	-	61,604	-
Realized gain (loss) on investments	330,022	-	39,221	519
Net realized capital gains (losses) on investments	330,022	-	100,825	519
Net change in unrealized appreciation/depreciation	(260,821)	-	585,003	2,818
Net Gain (Loss) on Investment	69,201	-	685,828	3,337

Increase (decrease) in net assets from operations	135,371	-	796,514	3,508

Increase (decrease) in net assets from contract transactions	(1,282,073)	-	76,814	9,518

Total increase (decrease) in net assets	(1,146,702)	-	873,328	13,026

Net Assets as of December 31, 2010	$ 1,862,566	$ -	$ 5,674,999	$ 29,245

Investment Income:
Dividends	40,656	-	100,118	184
Investment Expenses:
Mortality and expense risk and other charges	-	-	-	-
Net investment income (loss)	40,656	-	100,118	184

Net realized and unrealized gains (losses) on investments:
Capital gain distributions	-	-	197,668	-
Realized gain (loss) on investments	80,300	-	579,278	1,398
Net realized capital gains (losses) on investments	80,300	-	776,946	1,398
Net change in unrealized appreciation/depreciation	(22,812)	-	(713,712)	(1,726)
Net Gain (Loss) on Investment	57,488	-	63,234	(328)

Increase (decrease) in net assets from operations	98,144	-	163,352	(144)

Increase (decrease) in net assets from contract transactions	128,337	-	433,692	(926)

Total increase (decrease) in net assets	226,481	-	597,044	(1,070)

Net Assets as of December 31, 2011	$ 2,089,047	$ -	$ 6,272,043	$ 28,175

See accompanying notes.

27

Transamerica Life Insurance Company
Transamerica Corporate Separate Account Sixteen
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2010 and 2011. Except as Noted

	Vanguard VIF High Yield Bond	Vanguard VIF International	Vanguard VIF Mid-Cap Index	Vanguard VIF Money Market
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of January 1, 2010	$ 118,493	$ 3,252,372	$ 3,523,311	$ 9,478,847

Investment Income:
Dividends	6,291	51,739	36,209	31,883
Investment Expenses:
Mortality and expense risk and other charges	-	-	-	-
Net investment income (loss)	6,291	51,739	36,209	31,883

Net realized and unrealized gains (losses) on investments:
Capital gain distributions	-	-	-	-
Realized gain (loss) on investments	4,473	(192,156)	(300,047)	-
Net realized capital gains (losses) on investments	4,473	(192,156)	(300,047)	-
Net change in unrealized appreciation/depreciation	(473)	509,582	1,147,354	-
Net Gain (Loss) on Investment	4,000	317,426	847,307	-

Increase (decrease) in net assets from operations	10,291	369,165	883,516	31,883

Increase (decrease) in net assets from contract transactions	(44,935)	(1,673,982)	(962,014)	6,420,848

Total increase (decrease) in net assets	(34,644)	(1,304,817)	(78,498)	6,452,731

Net Assets as of December 31, 2010	$ 83,849	$ 1,947,555	$ 3,444,813	$ 15,931,578

Investment Income:
Dividends	3,770	32,639	33,285	27,586
Investment Expenses:
Mortality and expense risk and other charges	-	-	-	-
Net investment income (loss)	3,770	32,639	33,285	27,586

Net realized and unrealized gains (losses) on investments:
Capital gain distributions	-	-	-	-
Realized gain (loss) on investments	7,636	183,481	673,111	-
Net realized capital gains (losses) on investments	7,636	183,481	673,111	-
Net change in unrealized appreciation/depreciation	(7,453)	(480,947)	(775,305)	-
Net Gain (Loss) on Investment	183	(297,466)	(102,194)	-

Increase (decrease) in net assets from operations	3,953	(264,827)	(68,909)	27,586

Increase (decrease) in net assets from contract transactions	(36,465)	35,875	(720,518)	(4,321,140)

Total increase (decrease) in net assets	(32,512)	(228,952)	(789,427)	(4,293,554)

Net Assets as of December 31, 2011	$ 51,337	$ 1,718,603	$ 2,655,386	$ 11,638,024

See accompanying notes.

28

Transamerica Life Insurance Company
Transamerica Corporate Separate Account Sixteen
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2010 and 2011. Except as Noted

	Vanguard VIF REIT Index	Vanguard VIF Short-Term Investment-Grade	Vanguard VIF Small Company Growth	Vanguard VIF Total Bond Market Index
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of January 1, 2010	$ 577,565	$ 202,222	$ 1,349,921	$ 3,365,814

Investment Income:
Dividends	16,011	3,321	4,883	121,721
Investment Expenses:
Mortality and expense risk and other charges	-	-	-	-
Net investment income (loss)	16,011	3,321	4,883	121,721

Net realized and unrealized gains (losses) on investments:
Capital gain distributions	-	-	-	5,917
Realized gain (loss) on investments	118,754	6,420	206,958	109,926
Net realized capital gains (losses) on investments	118,754	6,420	206,958	115,843
Net change in unrealized appreciation/depreciation	16,124	(3,893)	191,744	(27,333)
Net Gain (Loss) on Investment	134,878	2,527	398,702	88,510

Increase (decrease) in net assets from operations	150,889	5,848	403,585	210,231

Increase (decrease) in net assets from contract transactions	(19,992)	(119,165)	(629,571)	(440,940)

Total increase (decrease) in net assets	130,897	(113,317)	(225,986)	(230,709)

Net Assets as of December 31, 2010	$ 708,462	$ 88,905	$ 1,123,935	$ 3,135,105

Investment Income:
Dividends	14,742	281	2,027	98,765
Investment Expenses:
Mortality and expense risk and other charges	-	-	-	-
Net investment income (loss)	14,742	281	2,027	98,765

Net realized and unrealized gains (losses) on investments:
Capital gain distributions	10,360	80	-	26,825
Realized gain (loss) on investments	202,892	1,200	177,761	80,224
Net realized capital gains (losses) on investments	213,252	1,280	177,761	107,049
Net change in unrealized appreciation/depreciation	(148,112)	(1,243)	(146,834)	16,621
Net Gain (Loss) on Investment	65,140	37	30,927	123,670

Increase (decrease) in net assets from operations	79,882	318	32,954	222,435

Increase (decrease) in net assets from contract transactions	229,044	(81,141)	97,061	(424,106)

Total increase (decrease) in net assets	308,926	(80,823)	130,015	(201,671)

Net Assets as of December 31, 2011	$ 1,017,388	$ 8,082	$ 1,253,950	$ 2,933,434

See accompanying notes.

29

Transamerica Life Insurance Company
Transamerica Corporate Separate Account Sixteen
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2010 and 2011. Except as Noted

	Vanguard VIF Total Stock Market Index	Van Eck VIP Multi-Manager Alternatives	AFIS Global Small Capitalization	AFIS Growth
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of January 1, 2010	$ 1,106,704	$ 7,770	$ 894,263	$ 2,725,935

Investment Income:
Dividends	21,384	-	2,020	20,572
Investment Expenses:
Mortality and expense risk and other charges	-	-	-	-
Net investment income (loss)	21,384	-	2,020	20,572

Net realized and unrealized gains (losses) on investments:
Capital gain distributions	25,314	-	-	-
Realized gain (loss) on investments	(156,809)	437	(6,771)	(208,000)
Net realized capital gains (losses) on investments	(131,495)	437	(6,771)	(208,000)
Net change in unrealized appreciation/depreciation	305,563	(37)	57,621	693,889
Net Gain (Loss) on Investment	174,068	400	50,850	485,889

Increase (decrease) in net assets from operations	195,452	400	52,870	506,461

Increase (decrease) in net assets from contract transactions	(364,269)	(6,920)	(852,782)	(82,866)

Total increase (decrease) in net assets	(168,817)	(6,520)	(799,912)	423,595

Net Assets as of December 31, 2010	$ 937,887	$ 1,250	$ 94,351	$ 3,149,530

Investment Income:
Dividends	13,727	14	1,681	18,190
Investment Expenses:
Mortality and expense risk and other charges	-	-	-	-
Net investment income (loss)	13,727	14	1,681	18,190

Net realized and unrealized gains (losses) on investments:
Capital gain distributions	29,473	9	-	-
Realized gain (loss) on investments	12,036	(3)	6,699	(43,883)
Net realized capital gains (losses) on investments	41,509	6	6,699	(43,883)
Net change in unrealized appreciation/depreciation	(46,666)	(79)	(31,409)	(85,163)
Net Gain (Loss) on Investment	(5,157)	(73)	(24,710)	(129,046)

Increase (decrease) in net assets from operations	8,570	(59)	(23,029)	(110,856)

Increase (decrease) in net assets from contract transactions	(15,403)	3,297	13,451	(170,047)

Total increase (decrease) in net assets	(6,833)	3,238	(9,578)	(280,903)

Net Assets as of December 31, 2011	$ 931,054	$ 4,488	$ 84,773	$ 2,868,627

See accompanying notes.

  30

Transamerica Life Insurance Company
Transamerica Corporate Separate Account Sixteen
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2010 and 2011. Except as Noted

	AFIS International	AFIS New World	First Eagle Overseas Variable	Third Avenue Value
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of January 1, 2010	$ 600,418	$ 752,911	$ 2,490,830	$ 409,765

Investment Income:
Dividends	34,438	9,436	34,227	25,005
Investment Expenses:
Mortality and expense risk and other charges	-	-	-	-
Net investment income (loss)	34,438	9,436	34,227	25,005

Net realized and unrealized gains (losses) on investments:
Capital gain distributions	-	-	-	-
Realized gain (loss) on investments	118,331	209,259	248,472	17,862
Net realized capital gains (losses) on investments	118,331	209,259	248,472	17,862
Net change in unrealized appreciation/depreciation	(45,225)	(101,621)	79,872	41,790
Net Gain (Loss) on Investment	73,106	107,638	328,344	59,652

Increase (decrease) in net assets from operations	107,544	117,074	362,571	84,657

Increase (decrease) in net assets from contract transactions	992,359	(298,637)	(727,494)	76,241

Total increase (decrease) in net assets	1,099,903	(181,563)	(364,923)	160,898

Net Assets as of December 31, 2010	$ 1,700,321	$ 571,348	$ 2,125,907	$ 570,663

Investment Income:
Dividends	27,226	3,930	24,111	9,464
Investment Expenses:
Mortality and expense risk and other charges	-	-	-	-
Net investment income (loss)	27,226	3,930	24,111	9,464

Net realized and unrealized gains (losses) on investments:
Capital gain distributions	-	-	33,454	-
Realized gain (loss) on investments	(12,596)	35,227	301,368	(6,989)
Net realized capital gains (losses) on investments	(12,596)	35,227	334,822	(6,989)
Net change in unrealized appreciation/depreciation	(180,080)	(82,837)	(490,997)	(112,975)
Net Gain (Loss) on Investment	(192,676)	(47,610)	(156,175)	(119,964)

Increase (decrease) in net assets from operations	(165,450)	(43,680)	(132,064)	(110,500)

Increase (decrease) in net assets from contract transactions	(267,049)	(364,810)	(621,276)	(217,424)

Total increase (decrease) in net assets	(432,499)	(408,490)	(753,340)	(327,924)

Net Assets as of December 31, 2011	$ 1,267,822	$ 162,858	$ 1,372,567	$ 242,739

See accompanying notes.

  31

Transamerica Life Insurance Company
Transamerica Corporate Separate Account Sixteen
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2010 and 2011. Except as Noted

	DFA VA Global Bond	DFA VA International Small	DFA VA International Value	DFA VA U.S. Large Value
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of January 1, 2010	$ 54,913	$ 42,254	$ 261,304	$ 50,194

Investment Income:
Dividends	2,937	1,234	21,278	1,122
Investment Expenses:
Mortality and expense risk and other charges	-	-	-	-
Net investment income (loss)	2,937	1,234	21,278	1,122

Net realized and unrealized gains (losses) on investments:
Capital gain distributions	2,030	-	-	-
Realized gain (loss) on investments	143	(3,159)	64,827	1,738
Net realized capital gains (losses) on investments	2,173	(3,159)	64,827	1,738
Net change in unrealized appreciation/depreciation	(2,018)	(5,057)	38,702	8,762
Net Gain (Loss) on Investment	155	(8,216)	103,529	10,500

Increase (decrease) in net assets from operations	3,092	(6,982)	124,807	11,622

Increase (decrease) in net assets from contract transactions	11,690	29,150	705,272	9,983

Total increase (decrease) in net assets	14,782	22,168	830,079	21,605

Net Assets as of December 31, 2010	$ 69,695	$ 64,422	$ 1,091,383	$ 71,799

Investment Income:
Dividends	3,738	2,109	61,982	1,410
Investment Expenses:
Mortality and expense risk and other charges	-	-	-	-
Net investment income (loss)	3,738	2,109	61,982	1,410

Net realized and unrealized gains (losses) on investments:
Capital gain distributions	2,813	2,672	-	-
Realized gain (loss) on investments	867	236	58,395	1,215
Net realized capital gains (losses) on investments	3,680	2,908	58,395	1,215
Net change in unrealized appreciation/depreciation	(4,593)	(15,537)	(299,165)	(5,088)
Net Gain (Loss) on Investment	(913)	(12,629)	(240,770)	(3,873)

Increase (decrease) in net assets from operations	2,825	(10,520)	(178,788)	(2,463)

Increase (decrease) in net assets from contract transactions	69,584	11,084	695,912	10,479

Total increase (decrease) in net assets	72,409	564	517,124	8,016

Net Assets as of December 31, 2011	$ 142,104	$ 64,986	$ 1,608,507	$ 79,815

See accompanying notes.

32

Transamerica Life Insurance Company
Transamerica Corporate Separate Account Sixteen
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2010 and 2011. Except as Noted

	DFA VA Short-Term Fixed	DFA VA U.S. Targeted Value	Ibbotson Aggressive Growth ETF Asset Allocation	Ibbotson Balanced ETF Asset Allocation
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of January 1, 2010	$ 11,971	$ 40,961	$ -	$ -

Investment Income:
Dividends	70	380	-	-
Investment Expenses:
Mortality and expense risk and other charges	-	-	-	-
Net investment income (loss)	70	380	-	-

Net realized and unrealized gains (losses) on investments:
Capital gain distributions	59	-	-	-
Realized gain (loss) on investments	1	2,486	-	-
Net realized capital gains (losses) on investments	60	2,486	-	-
Net change in unrealized appreciation/depreciation	2	11,033	-	-
Net Gain (Loss) on Investment	62	13,519	-	-

Increase (decrease) in net assets from operations	132	13,899	-	-

Increase (decrease) in net assets from contract transactions	675	14,470	-	-

Total increase (decrease) in net assets	807	28,369	-	-

Net Assets as of December 31, 2010	$ 12,778	$ 69,330	$ -	$ -

Investment Income:
Dividends	52	614	-	-
Investment Expenses:
Mortality and expense risk and other charges	-	-	-	-
Net investment income (loss)	52	614	-	-

Net realized and unrealized gains (losses) on investments:
Capital gain distributions	36	-	-	-
Realized gain (loss) on investments	1	3,487	-	-
Net realized capital gains (losses) on investments	37	3,487	-	-
Net change in unrealized appreciation/depreciation	(31)	(7,176)	-	-
Net Gain (Loss) on Investment	6	(3,689)	-	-

Increase (decrease) in net assets from operations	58	(3,075)	-	-

Increase (decrease) in net assets from contract transactions	1,178	11,165	-	-

Total increase (decrease) in net assets	1,236	8,090	-	-

Net Assets as of December 31, 2011	$ 14,014	$ 77,420	$ -	$ -

See accompanying notes.

33

Transamerica Life Insurance Company
Transamerica Corporate Separate Account Sixteen
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2010 and 2011. Except as Noted

	Ibbotson Conservative ETF Asset Allocation	Ibbotson Growth ETF Asset Allocation	Ibbotson Income and Growth ETF Asset Allocation	Alger Small Cap Growth
	Subaccount	Subaccount	Subaccount	Subaccount(1)

Net Assets as of January 1, 2010	$ -	$ -	$ -	$ -

Investment Income:
Dividends	-	-	-	-
Investment Expenses:
Mortality and expense risk and other charges	-	-	-	-
Net investment income (loss)	-	-	-	-

Net realized and unrealized gains (losses) on investments:
Capital gain distributions	-	-	-	-
Realized gain (loss) on investments	-	-	-	-
Net realized capital gains (losses) on investments	-	-	-	-
Net change in unrealized appreciation/depreciation	-	-	-	-
Net Gain (Loss) on Investment	-	-	-	-

Increase (decrease) in net assets from operations	-	-	-	-

Increase (decrease) in net assets from contract transactions	-	-	-	-

Total increase (decrease) in net assets	-	-	-	-

Net Assets as of December 31, 2010	$ -	$ -	$ -	$ -

Investment Income:
Dividends	-	-	-	-
Investment Expenses:
Mortality and expense risk and other charges	-	-	-	-
Net investment income (loss)	-	-	-	-

Net realized and unrealized gains (losses) on investments:
Capital gain distributions	-	-	-	-
Realized gain (loss) on investments	-	-	-	-
Net realized capital gains (losses) on investments	-	-	-	-
Net change in unrealized appreciation/depreciation	-	-	-	-
Net Gain (Loss) on Investment	-	-	-	-

Increase (decrease) in net assets from operations	-	-	-	-

Increase (decrease) in net assets from contract transactions	-	-	-	-

Total increase (decrease) in net assets	-	-	-	-

Net Assets as of December 31, 2011	$ -	$ -	$ -	$ -

See accompanying notes.

34

Transamerica Life Insurance Company
Transamerica Corporate Separate Account Sixteen
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2010 and 2011. Except as Noted

	Columbia Variable Portfolio - Small Cap Value	Rydex NASDAQ-100®	Rydex Nova
	Subaccount(1)	Subaccount	Subaccount

Net Assets as of January 1, 2010	$ -	$ -	$ -

Investment Income:
Dividends	-	-	-
Investment Expenses:
Mortality and expense risk and other charges	-	-	-
Net investment income (loss)	-	-	-

Net realized and unrealized gains (losses) on investments:
Capital gain distributions	-	-	-
Realized gain (loss) on investments	-	-	-
Net realized capital gains (losses) on investments	-	-	-
Net change in unrealized appreciation/depreciation	-	-	-
Net Gain (Loss) on Investment	-	-	-

Increase (decrease) in net assets from operations	-	-	-

Increase (decrease) in net assets from contract transactions	-	-	-

Total increase (decrease) in net assets	-	-	-

Net Assets as of December 31, 2010	$ -	$ -	$ -

Investment Income:
Dividends	-	-	-
Investment Expenses:
Mortality and expense risk and other charges	-	-	-
Net investment income (loss)	-	-	-

Net realized and unrealized gains (losses) on investments:
Capital gain distributions	-	-	-
Realized gain (loss) on investments	-	-	-
Net realized capital gains (losses) on investments	-	-	-
Net change in unrealized appreciation/depreciation	-	-	-
Net Gain (Loss) on Investment	-	-	-

Increase (decrease) in net assets from operations	-	-	-

Increase (decrease) in net assets from contract transactions	-	-	-

Total increase (decrease) in net assets	-	-	-

Net Assets as of December 31, 2011	$ -	$ -	$ -

See accompanying notes.

35

Transamerica Life Insurance Company
Transamerica Corporate Separate Account Sixteen
Notes to Financial Statements
December 31, 2011

1.	Organization and Summary of Significant Accounting Policies
Organization

Transamerica Corporate Separate Account Sixteen (the Separate Account) is a segregated investment account of Transamerica Life Insurance Company (TLIC), an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940.  The Separate Account consists of multiple investment subaccounts.  Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund.  Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended.  Activity in these specified investment subaccounts is available to contract owners of Advantage X.

Subaccount Investment by Mutual Fund:
Subaccount		Mutual Fund
Fidelity® Variable Insurance Products Funds - Initial Class		Fidelity® Variable Insurance Products Funds - Initial Class
Fidelity VIP Balanced		Fidelity VIP Balanced Portfolio
Fidelity VIP Contrafund®		Fidelity VIP Contrafund® Portfolio
Fidelity VIP Growth		Fidelity VIP Growth Portfolio
Fidelity VIP High Income		Fidelity VIP High Income Portfolio
Fidelity VIP Mid Cap		Fidelity VIP Mid Cap Portfolio
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Series I Shares		AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Series I Shares
Invesco V.I. Capital Development		Invesco V.I. Capital Development Fund
Invesco V.I. Dividend Growth		Invesco V.I. Dividend Growth Fund
Invesco V.I. Global Health Care		Invesco V.I. Global Health Care Fund
Invesco V.I. Mid Cap Core Equity		Invesco V.I. Mid Cap Core Equity Fund
Invesco V.I. Small Cap Equity		Invesco V.I. Small Cap Equity Fund
Invesco V.I. Technology		Invesco V.I. Technology Fund
Invesco Van Kampen V.I. Mid Cap Value		Invesco Van Kampen V.I. Mid Cap Value Portfolio
Janus Aspen Series - Institutional Shares		Janus Aspen Series - Institutional Shares
Janus Aspen Balanced		Janus Aspen Balanced Portfolio
Janus Aspen Forty		Janus Aspen Forty Portfolio
Janus Aspen Flexible Bond		Janus Aspen Flexible Bond Portfolio
Janus Aspen Janus		Janus Aspen Janus Portfolio
Janus Aspen Overseas		Janus Aspen Overseas Portfolio
Janus Aspen Enterprise		Janus Aspen Enterprise Portfolio
Janus Aspen Perkins Mid Cap		Janus Aspen Perkins Mid Cap Portfolio
Janus Aspen Worldwide		Janus Aspen Worldwide Portfolio
PIMCO Variable Insurance Trust		PIMCO Variable Insurance Trust
PIMCO VIT All Asset - Institutional		PIMCO VIT All Asset Portfolio - Institutional
PIMCO VIT All Asset - Administrative		PIMCO VIT All Asset Portfolio - Administrative
PIMCO VIT High Yield		PIMCO VIT High Yield Portfolio - Institutional
PIMCO VIT Real Return		PIMCO VIT Real Return Portfolio - Institutional
PIMCO VIT Short-Term		PIMCO VIT Short-Term Portfolio - Institutional
PIMCO VIT Total Return		PIMCO VIT Total Return Portfolio - Institutional

36

Transamerica Life Insurance Company
Transamerica Corporate Separate Account Sixteen
Notes to Financial Statements
December 31, 2011

1.	Organization and Summary of Significant Accounting Policies (continued)

Subaccount Investment by Mutual Fund (continued):

Subaccount	Mutual Fund
Royce Capital Fund	Royce Capital Fund
Royce Micro-Cap	Royce Micro-Cap Portfolio
Royce Small-Cap	Royce Small-Cap Portfolio
DWS Investments VIT Funds - Class A	DWS Investments VIT Funds - Class A
DWS Small Cap Index	DWS Small Cap Index VIP
T. Rowe Price Equity Series, Inc.	T. Rowe Price Equity Series, Inc.
T. Rowe Price Blue Chip Growth	T. Rowe Price Blue Chip Growth Portfolio
T. Rowe Price Equity Income	T. Rowe Price Equity Income Portfolio
T. Rowe Price Mid-Cap Growth	T. Rowe Price Mid-Cap Growth Portfolio
T. Rowe Price New America Growth	T. Rowe Price New America Growth Portfolio
T. Rowe Price International Series, Inc.	T. Rowe Price International Series, Inc.
T. Rowe Price International Stock	T. Rowe Price International Stock Portfolio
Vanguard Variable Insurance Fund	Vanguard Variable Insurance Fund
Vanguard VIF Balanced	Vanguard VIF Balanced Portfolio
Vanguard VIF Capital Growth	Vanguard VIF Capital Growth Portfolio
Vanguard VIF Diversified Value	Vanguard VIF Diversified Value Portfolio
Vanguard VIF Equity Income	Vanguard VIF Equity Income Portfolio
Vanguard VIF Equity Index	Vanguard VIF Equity Index Portfolio
Vanguard VIF Growth	Vanguard VIF Growth Portfolio
Vanguard VIF High Yield Bond	Vanguard VIF High Yield Bond Portfolio
Vanguard VIF International	Vanguard VIF International Portfolio
Vanguard VIF Mid-Cap Index	Vanguard VIF Mid-Cap Index Portfolio
Vanguard VIF Money Market	Vanguard VIF Money Market Portfolio
Vanguard VIF REIT Index	Vanguard VIF REIT Index Portfolio
Vanguard VIF Short-Term Investment-Grade	Vanguard VIF Short-Term Investment-Grade Portfolio
Vanguard VIF Small Company Growth	Vanguard VIF Small Company Growth Portfolio
Vanguard VIF Total Bond Market Index	Vanguard VIF Total Bond Market Index Portfolio
Vanguard VIF Total Stock Market Index	Vanguard VIF Total Stock Market Index Portfolio
Van Eck Worldwide Insurance Trust	Van Eck Worldwide Insurance Trust
Van Eck VIP Multi-Manager Alternatives	Van Eck VIP Multi-Manager Alternatives Fund
American Funds Insurance Series - Class 2	American Funds Insurance Series - Class 2
AFIS Global Small Capitalization	AFIS Global Small Capitalization Fund
AFIS Growth	AFIS Growth Fund
AFIS International	AFIS International Fund
AFIS New World	AFIS New World Fund
First Eagle Variable Funds	First Eagle Variable Funds
First Eagle Overseas Variable	First Eagle Overseas Variable Fund
Third Avenue Variable Series Trust	Third Avenue Variable Series Trust
Third Avenue Value	Third Avenue Value Portfolio

37

Transamerica Life Insurance Company
Transamerica Corporate Separate Account Sixteen
Notes to Financial Statements
December 31, 2011

1.	Organization and Summary of Significant Accounting Policies (continued)

Subaccount Investment by Mutual Fund (continued):

Subaccount	Mutual Fund
DFA Investment Dimensions Group, Inc.	DFA Investment Dimensions Group, Inc.
DFA VA Global Bond	DFA VA Global Bond Portfolio
DFA VA International Small	DFA VA International Small Portfolio
DFA VA International Value	DFA VA International Value Portfolio
DFA VA U.S. Large Value	DFA VA U.S. Large Value Portfolio
DFA VA Short-Term Fixed	DFA VA Short-Term Fixed Portfolio
DFA VA U.S. Targeted Value	DFA VA U.S. Targeted Value Portfolio
Ibbotson ETF Allocation Series - Class 1	Ibbotson ETF Allocation Series - Class 1
Ibbotson Aggressive Growth ETF Asset Allocation	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio
Ibbotson Balanced ETF Asset Allocation	Ibbotson Balanced ETF Asset Allocation Portfolio
Ibbotson Conservative ETF Asset Allocation	Ibbotson Conservative ETF Asset Allocation
Ibbotson Growth ETF Asset Allocation	Ibbotson Growth ETF Asset Allocation Portfolio
Ibbotson Income and Growth ETF Asset Allocation	Ibbotson Income and Growth ETF Asset Allocation Portfolio
The Alger Portfolios - Class I-2	The Alger Portfolios - Class I-2
Alger Small Cap Growth	Alger Small Cap Growth Portfolio
Columbia Funds Variable Insurance Trust	Columbia Funds Variable Insurance Trust
Columbia Variable Portfolio - Small Cap Value	Columbia Variable Portfolio - Small Cap Value Fund
Rydex Funds	Rydex Funds
Rydex NASDAQ-100®	Rydex NASDAQ-100® Fund
Rydex Nova	Rydex Nova Fund

Each period reported on reflects a full twelve month period except as follows:
Subaccount	Inception Date
Invesco V.I. Capital Development	April 29, 2011
Invesco V.I. Dividend Growth	April 29, 2011
Invesco V.I. Mid Cap Core Equity	May 4, 2010
Janus Aspen Perkins Mid Cap	May 4, 2010
Alger Small Cap Growth	May 4, 2010
Columbia Variable Portfolio - Small Cap Value	May 4, 2010
Janus Aspen Balanced	Jan 1, 2009
PIMCO VIT All Asset - Institutional	May 1, 2008
DFA VA Global Bond	May 1, 2008
DFA VA International Small	May 1, 2008
DFA VA International Value	May 1, 2008
DFA VA U.S. Large Value	May 1, 2008
DFA VA Short-Term Fixed	May 1, 2008
DFA VA U.S. Targeted Value	May 1, 2008
Ibbotson Aggressive Growth ETF Asset Allocation	May 1, 2008
Ibbotson Balanced ETF Asset Allocation	May 1, 2008
Ibbotson Conservative ETF Asset Allocation	May 1, 2008

38

Transamerica Life Insurance Company
Transamerica Corporate Separate Account Sixteen
Notes to Financial Statements
December 31, 2011

1.	Organization and Summary of Significant Accounting Policies (continued)

Each period reported on reflects a full twelve month period except as follows (continued):
Subaccount	Inception Date
Ibbotson Growth ETF Asset Allocation	May 1, 2008
Ibbotson Income and Growth ETF Asset Allocation	May 1, 2008
Invesco V.I. Small Cap Equity	Dec 31, 2007

The following Mutual Fund name changes were made effective during the fiscal year ended December 31, 2011:
Mutual Fund	Formerly
Columbia Variable Portfolio - Small Cap Value Fund	Columbia Small Cap Value Fund, Variable Series - Class A

The following Mutual Fund mergers were made effective during the fiscal year ended December 31, 2011:
Mutual Fund	Formerly
Invesco V.I. Capital Development Fund	Invesco V.I. Dynamics Funds - Series I
Invesco V.I. Dividend Growth Fund	Invesco V.I. Financial Services Fund - Series I

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2011.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Accounting Policy

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable life separate accounts registered as unit investment trusts.  The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities.  Actual results could differ from those estimates.

39

Transamerica Life Insurance Company
Transamerica Corporate Separate Account Sixteen
Notes to Financial Statements
December 31, 2011

2.	Investments

	The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2011 were as follows:

	Subaccount	Purchases	Sales
	Fidelity VIP Balanced	$ 4,162	$ 122,691
	Fidelity VIP Contrafund®	904,936	1,650,367
	Fidelity VIP Growth	393,857	212,279
	Fidelity VIP High Income	437,047	187,522
	Fidelity VIP Mid Cap	1,321,358	1,281,249
	Invesco V.I. Capital Development	-	-
	Invesco V.I. Dividend Growth	32,172	4,059
	Invesco V.I. Global Health Care	39,264	12,003
	Invesco V.I. Mid Cap Core Equity	-	-
	Invesco V.I. Small Cap Equity	103,417	74,183
	Invesco V.I. Technology	16,781	22,411
	Invesco Van Kampen V.I. Mid Cap Value	398,776	105,905
	Janus Aspen Balanced	-	-
	Janus Aspen Forty	36,842	39,535
	Janus Aspen Flexible Bond	708	203,301
	Janus Aspen Janus	-	-
	Janus Aspen Overseas	472,432	1,005,427
	Janus Aspen Enterprise	40,251	54,748
	Janus Aspen Perkins Mid Cap	-	-
	Janus Aspen Worldwide	-	-
	PIMCO VIT All Asset - Institutional	-	-
	PIMCO VIT All Asset - Administrative	-	-
	PIMCO VIT High Yield	4,939	3,685
	PIMCO VIT Real Return	2,407,446	775,536
	PIMCO VIT Short-Term	52,942	13,375
	PIMCO VIT Total Return	4,147,631	3,980,144
	Royce Micro-Cap	325,557	534,436
	Royce Small-Cap	811,649	1,126,356
	DWS Small Cap Index	289,628	814,442
	T. Rowe Price Blue Chip Growth	66,848	166,006
	T. Rowe Price Equity Income	279,895	490,374
	T. Rowe Price Mid-Cap Growth	455,021	618,841
	T. Rowe Price New America Growth	-	-
	T. Rowe Price International Stock	164,170	467,659
	Vanguard VIF Balanced	1,179,182	1,901,385
	Vanguard VIF Capital Growth	277,996	140,433
	Vanguard VIF Diversified Value	1,179,788	1,010,794

40

Transamerica Life Insurance Company
Transamerica Corporate Separate Account Sixteen
Notes to Financial Statements
December 31, 2011

2.	Investments (continued)

	Subaccount	Purchases	Sales
	Vanguard VIF Equity Income	$ -	$ -
	Vanguard VIF Equity Index	2,842,644	2,111,166
	Vanguard VIF Growth	3,696	4,438
	Vanguard VIF High Yield Bond	3,906	36,600
	Vanguard VIF International	507,290	438,780
	Vanguard VIF Mid-Cap Index	1,048,425	1,735,672
	Vanguard VIF Money Market	10,306,733	14,599,933
	Vanguard VIF REIT Index	930,777	676,630
	Vanguard VIF Short-Term Investment-Grade	1,801	82,581
	Vanguard VIF Small Company Growth	436,388	337,297
	Vanguard VIF Total Bond Market Index	848,481	1,147,003
	Vanguard VIF Total Stock Market Index	159,145	131,349
	Van Eck VIP Multi-Manager Alternatives	5,069	1,748
	AFIS Global Small Capitalization	86,087	70,956
	AFIS Growth	1,357,775	1,509,617
	AFIS International	832,104	1,071,931
	AFIS New World	215,620	576,499
	First Eagle Overseas Variable	748,035	1,311,741
	Third Avenue Value	360,806	568,766
	DFA VA Global Bond	109,062	32,928
	DFA VA International Small	18,036	2,171
	DFA VA International Value	1,256,243	498,353
	DFA VA U.S. Large Value	14,342	2,453
	DFA VA Short-Term Fixed	2,042	775
	DFA VA U.S. Targeted Value	17,804	6,025
	Ibbotson Aggressive Growth ETF Asset Allocation	-	-
	Ibbotson Balanced ETF Asset Allocation	-	-
	Ibbotson Conservative ETF Asset Allocation	-	-
	Ibbotson Growth ETF Asset Allocation	-	-
	Ibbotson Income and Growth ETF Asset Allocation	-	-
	Alger Small Cap Growth	-	-
	Columbia Variable Portfolio - Small Cap Value	-	-
	Rydex NASDAQ-100®	-	-
	Rydex Nova	-	-

41

Transamerica Life Insurance Company
Transamerica Corporate Separate Account Sixteen
Notes to Financial Statements

3.   Changes in Units

                                                                   Year ended December 31,

The changes in units outstanding were as follows:
	2011		2010

Subaccount	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Redeemed and Transferred to/from	Net Increase (Decrease)
Fidelity VIP Balanced	(84,749)	(84,749)	(13,723)	(13,723)
Fidelity VIP Contrafund®	(470,013)	(470,013)	(583,525)	(583,525)
Fidelity VIP Growth	124,630	124,630	8,986	8,986
Fidelity VIP High Income	137,896	137,896	13,242	13,242
Fidelity VIP Mid Cap	(9,776)	(9,776)	(470,696)	(470,696)
Invesco V.I. Capital Development	-	-	-	-
Invesco V.I. Dividend Growth	28,629	28,629	-	-
Invesco V.I. Global Health Care	18,826	18,826	(21,180)	(21,180)
Invesco V.I. Mid Cap Core Equity	-	-	-	-
Invesco V.I. Small Cap Equity	24,700	24,700	9,729	9,729
Invesco V.I. Technology	(3,955)	(3,955)	(19,728)	(19,728)
Invesco Van Kampen V.I. Mid Cap Value	174,521	174,521	7,225	7,225
Janus Aspen Balanced	-	-	-	-
Janus Aspen Forty	(1,881)	(1,881)	(579,554)	(579,554)
Janus Aspen Flexible Bond	(131,340)	(131,340)	41,956	41,956
Janus Aspen Janus	-	-	-	-
Janus Aspen Overseas	(166,169)	(166,169)	(1,787,486)	(1,787,486)
Janus Aspen Enterprise	(7,461)	(7,461)	5,374	5,374
Janus Aspen Perkins Mid Cap	-	-	-	-
Janus Aspen Worldwide	-	-	-	-
PIMCO VIT All Asset - Institutional	-	-	-	-
PIMCO VIT All Asset - Administrative	-	-	-	-
PIMCO VIT High Yield	(2,224)	(2,224)	(2,277)	(2,277)
PIMCO VIT Real Return	916,746	916,746	487,418	487,418
PIMCO VIT Short-Term	28,968	28,968	(24,692)	(24,692)

42

Transamerica Life Insurance Company
Transamerica Corporate Separate Account Sixteen
Notes to Financial Statements

3. Changes in Units (continued)

                                                                   Year ended December 31,

	2011		2010
Subaccount	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Redeemed and Transferred to/from	Net Increase (Decrease)
PIMCO VIT Total Return	(79,412)	(79,412)	830,036	830,036
Royce Micro-Cap	(116,852)	(116,852)	(696,711)	(696,711)
Royce Small-Cap	(172,823)	(172,823)	50,203	50,203
DWS Small Cap Index	(343,488)	(343,488)	348,302	348,302
T. Rowe Price Blue Chip Growth	(63,129)	(63,129)	76,361	76,361
T. Rowe Price Equity Income	(164,871)	(164,871)	62,094	62,094
T. Rowe Price Mid-Cap Growth	(129,265)	(129,265)	402,578	402,578
T. Rowe Price New America Growth	-	-	-	-
T. Rowe Price International Stock	(195,419)	(195,419)	(4,365)	(4,365)
Vanguard VIF Balanced	(513,419)	(513,419)	(754,646)	(754,646)
Vanguard VIF Capital Growth	21,791	21,791	(306,728)	(306,728)
Vanguard VIF Diversified Value	99,340	99,340	(960,166)	(960,166)
Vanguard VIF Equity Income	-	-	-	-
Vanguard VIF Equity Index	353,767	353,767	116,362	116,362
Vanguard VIF Growth	(632)	(632)	8,439	8,439
Vanguard VIF High Yield Bond	(23,807)	(23,807)	(32,539)	(32,539)
Vanguard VIF International	20,504	20,504	(928,535)	(928,535)
Vanguard VIF Mid-Cap Index	(416,902)	(416,902)	(552,079)	(552,079)
Vanguard VIF Money Market	(3,598,161)	(3,598,161)	5,365,293	5,365,293
Vanguard VIF REIT Index	132,245	132,245	(18,571)	(18,571)
Vanguard VIF Short-Term Investment-Grade	(60,200)	(60,200)	(92,080)	(92,080)
Vanguard VIF Small Company Growth	69,305	69,305	(401,123)	(401,123)
Vanguard VIF Total Bond Market Index	(289,139)	(289,139)	(316,862)	(316,862)
Vanguard VIF Total Stock Market Index	(10,206)	(10,206)	(251,782)	(251,782)
Van Eck VIP Multi-Manager Alternatives	2,852	2,852	(5,892)	(5,892)
AFIS Global Small Capitalization	6,077	6,077	(579,319)	(579,319)
AFIS Growth	(110,896)	(110,896)	(62,139)	(62,139)

  43

Transamerica Life Insurance Company
Transamerica Corporate Separate Account Sixteen
Notes to Financial Statements

3. Changes in Units (continued)

                                                                                                 Year ended December 31,

	2011		2010
Subaccount	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Redeemed and Transferred to/from	Net Increase (Decrease)
AFIS International	(143,724)	(143,724)	669,671	669,671
AFIS New World	(176,059)	(176,059)	(145,665)	(145,665)
First Eagle Overseas Variable	(363,559)	(363,559)	(463,227)	(463,227)
Third Avenue Value	(210,313)	(210,313)	82,829	82,829
DFA VA Global Bond	57,680	57,680	10,221	10,221
DFA VA International Small	11,546	11,546	11,368	11,368
DFA VA International Value	987,587	987,587	937,542	937,542
DFA VA U.S. Large Value	11,537	11,537	11,966	11,966
DFA VA Short-Term Fixed	1,110	1,110	636	636
DFA VA U.S. Targeted Value	10,973	10,973	15,337	15,337
Ibbotson Aggressive Growth ETF Asset Allocation	-	-	-	-
Ibbotson Balanced ETF Asset Allocation	-	-	-	-
Ibbotson Conservative ETF Asset Allocation	-	-	-	-
Ibbotson Growth ETF Asset Allocation	-	-	-	-
Ibbotson Income and Growth ETF Asset Allocation	-	-	-	-
Alger Small Cap Growth	-	-	-	-
Columbia Variable Portfolio - Small Cap Value	-	-	-	-
Rydex NASDAQ-100®	-	-	-	-
Rydex Nova	-	-	-	-

44

Transamerica Life Insurance Company
Transamerica Corporate Separate Account Sixteen
Notes to Financial Statements
December 31, 2011
4. Financial Highlights

	Year		Unit Fair	Net	Income	Expense	Total
Subaccount	Ended	Units	Value	Assets	Ratio*	Ratio**	Return***

	Fidelity VIP Balanced
	12/30/2011	140,259	$ 1.45	$ 203,222	1.17%	-%	(3.61)%
	12/31/2010	225,008	1.50	338,240	1.71	-	18.07
	12/31/2009	238,731	1.27	303,944	1.92	-	38.60
	12/31/2008	253,776	0.92	233,120	1.36	-	(33.96)
	12/31/2007	454,831	1.39	632,630	3.49	-	9.05
	Fidelity VIP Contrafund®
	12/30/2011	945,797	1.64	1,553,979	0.90	-	(2.53)
	12/31/2010	1,415,810	1.69	2,386,502	0.99	-	17.22
	12/31/2009	1,999,335	1.44	2,875,124	1.38	-	35.71
	12/31/2008	2,256,248	1.06	2,390,811	1.13	-	(42.51)
	12/31/2007	1,730,384	1.84	3,189,587	1.09	-	17.59
	Fidelity VIP Growth
	12/30/2011	464,334	1.30	605,199	0.41	-	0.20
	12/31/2010	339,704	1.30	441,865	0.30	-	24.17
	12/31/2009	330,718	1.05	346,436	0.35	-	28.29
	12/31/2008	618,414	0.82	504,963	0.73	-	(47.17)
	12/31/2007	980,190	1.55	1,514,900	0.81	-	26.96
	Fidelity VIP High Income
	12/30/2011	206,306	1.66	341,944	10.72	-	4.03
	12/31/2010	68,410	1.59	108,994	5.93	-	13.82
	12/31/2009	55,168	1.40	77,222	2.24	-	43.96
	12/31/2008	417,515	0.97	405,970	13.66	-	(24.98)
	12/31/2007	172,953	1.30	224,183	7.61	-	2.79
	Fidelity VIP Mid Cap
	12/30/2011	911,951	1.46	1,331,203	0.26	-	(10.61)
	12/31/2010	921,727	1.63	1,505,217	0.38	-	28.83
	12/31/2009	1,392,423	1.27	1,764,973	0.69	-	40.09
	12/31/2008	1,416,699	0.90	1,281,884	0.48	-	(39.44)
	12/31/2007	579,644	1.49	866,094	0.82	-	15.63
	Invesco V.I. Capital Development
	12/31/2011(1)	-	0.82	-	-	-	(17.66)
	Invesco V.I. Dividend Growth
	12/31/2011(1)	28,629	0.92	26,426	-	-	(7.69)
	Invesco V.I. Global Health Care
	12/30/2011	53,015	1.42	75,063	-	-	3.95
	12/31/2010	34,189	1.36	46,568	-	-	5.29
	12/31/2009	55,369	1.29	71,627	0.30	-	27.67
	12/31/2008	72,707	1.01	73,669	-	-	(28.62)
	12/31/2007	46,377	1.42	65,831	-	-	11.86

  45

Transamerica Life Insurance Company
Transamerica Corporate Separate Account Sixteen
Notes to Financial Statements
December 31, 2011
4. Financial Highlights (continued)

	Year		Unit Fair	Net	Income	Expense	Total
Subaccount	Ended	Units	Value	Assets	Ratio*	Ratio**	Return***

Invesco V.I. Mid Cap Core Equity
	12/30/2011	-	$ 1.01	$ -	-%	-%	(6.38)%
	12/31/2010(1)	-	1.08	-	-	-	8.17
Invesco V.I. Small Cap Equity
	12/30/2011	56,072	1.06	59,492	-	-	(0.73)
	12/31/2010	31,372	1.07	33,528	-	-	28.54
	12/31/2009	21,643	0.83	17,995	0.23	-	21.29
	12/31/2008	11,490	0.69	7,877	-	-	(31.31)
	12/31/2007(1)	6,844	1.00	6,830	0.82	-	(0.20)
Invesco V.I. Technology
	12/30/2011	37,809	1.33	50,429	0.18	-	(5.05)
	12/31/2010	41,764	1.40	58,669	-	-	21.31
	12/31/2009	61,492	1.16	71,212	-	-	57.40
	12/31/2008	68,718	0.74	50,558	-	-	(44.50)
	12/31/2007	40,171	1.33	53,256	-	-	7.70
Invesco Van Kampen V.I. Mid Cap Value
	12/30/2011	332,361	1.76	585,066	0.81	-	0.92
	12/31/2010	157,840	1.74	275,311	0.94	-	22.24
	12/31/2009	150,615	1.43	214,912	1.50	-	39.21
	12/31/2008	14,681	1.03	15,048	1.43	-	(41.29)
	12/31/2007	56,350	1.75	98,377	0.71	-	7.84
Janus Aspen Balanced
	12/30/2011	-	1.43	-	-	-	1.64
	12/31/2010	-	1.68	-	-	-	8.39
	12/31/2009(1)	-	1.30	-	-	-	29.50
Janus Aspen Forty
	12/30/2011	53,872	1.71	92,178	0.39	-	(6.69)
	12/31/2010	55,753	1.83	102,241	0.15	-	6.75
	12/31/2009	635,307	1.72	1,091,364	0.04	-	46.33
	12/31/2008	1,016,646	1.17	1,193,468	0.14	-	(44.15)
	12/31/2007	745,606	2.10	1,567,191	0.46	-	36.99
Janus Aspen Flexible Bond
	12/30/2011	395	1.64	649	0.30	-	6.74
	12/31/2010	131,735	1.54	202,784	3.68	-	7.97
	12/31/2009	89,779	1.43	127,995	4.31	-	13.22
	12/31/2008	184,102	1.26	231,829	4.60	-	6.02
	12/31/2007	138,751	1.19	164,795	4.93	-	7.04

46

Transamerica Life Insurance Company
Transamerica Corporate Separate Account Sixteen
Notes to Financial Statements
December 31, 2011
4. Financial Highlights (continued)

	Year		Unit Fair	Net	Income	Expense	Total
Subaccount	Ended	Units	Value	Assets	Ratio*	Ratio**	Return***

Janus Aspen Janus
	12/30/2011	-	$ 1.28	$ -	-%	-%	(5.30)%
	12/31/2010	-	1.36	-	-	-	14.52
	12/31/2009	-	1.18	-	-	-	36.35
	12/31/2008	-	0.87	-	-	-	(39.72)
	12/31/2007	101,327	1.44	146,024	0.76	-	15.09
Janus Aspen Overseas
	12/30/2011	192,346	2.24	430,299	0.47	-	(32.17)
	12/31/2010	358,515	3.30	1,182,401	0.53	-	25.31
	12/31/2009	2,146,001	2.63	5,648,254	0.58	-	79.56
	12/31/2008	2,118,802	1.47	3,105,800	1.50	-	(52.11)
	12/31/2007	473,020	3.06	1,447,884	0.60	-	28.32
Janus Aspen Enterprise
	12/30/2011	39,676	1.98	78,361	-	-	(1.42)
	12/31/2010	47,137	2.00	94,440	0.07	-	25.85
	12/31/2009	41,763	1.59	66,487	-	-	44.83
	12/31/2008	43,345	1.10	47,647	0.20	-	(43.72)
	12/31/2007	118,476	1.95	231,409	0.24	-	22.04
Janus Aspen Perkins Mid Cap
	12/30/2011	-	1.05	-	-	-	(2.64)
	12/31/2010(1)	-	1.08	-	-	-	7.73
Janus Aspen Worldwide
	12/30/2011	-	1.13	-	-	-	(13.74)
	12/31/2010	-	1.31	-	-	-	15.83
	12/31/2009	-	1.13	-	-	-	37.70
	12/31/2008	-	0.82	-	-	-	(44.66)
	12/31/2007	2,239	1.49	3,327	0.76	-	9.63
PIMCO VIT All Asset - Institutional
	12/30/2011	-	1.24	-	-	-	2.07
	12/31/2010	-	1.22	-	-	-	13.32
	12/31/2009	-	1.07	-	-	-	21.74
	12/31/2008(1)	-	0.88	-	-	-	(15.70)
PIMCO VIT All Asset - Administrative
	12/30/2011	-	1.60	-	-	-	1.95
	12/31/2010	-	1.57	-	-	-	13.09
	12/31/2009	-	1.39	-	-	-	21.57
	12/31/2008	-	1.14	-	-	-	(15.84)
	12/31/2007	8,624	1.36	11,732	7.81	-	8.33

47

Transamerica Life Insurance Company
Transamerica Corporate Separate Account Sixteen
Notes to Financial Statements
December 31, 2011
4. Financial Highlights (continued)

	Year		Unit Fair	Net	Income	Expense	Total
Subaccount	Ended	Units	Value	Assets	Ratio*	Ratio**	Return***

PIMCO VIT High Yield
	12/30/2011	40,855	$ 1.68	$ 68,488	7.08%	-%	3.52%
	12/31/2010	43,079	1.62	69,763	7.40	-	14.68
	12/31/2009	45,356	1.41	64,051	22.10	-	40.65
	12/31/2008	47,755	1.00	47,852	7.43	-	(23.43)
	12/31/2007	49,747	1.31	65,097	7.19	-	3.67
PIMCO VIT Real Return
	12/30/2011	2,027,003	1.66	3,374,334	2.06	-	11.85
	12/31/2010	1,110,257	1.49	1,652,492	1.57	-	8.27
	12/31/2009	622,839	1.37	856,198	3.31	-	18.57
	12/31/2008	571,363	1.16	662,416	3.74	-	(6.91)
	12/31/2007	421,023	1.25	524,375	4.79	-	10.83
PIMCO VIT Short-Term
	12/30/2011	207,443	1.27	262,467	1.09	-	0.66
	12/31/2010	178,475	1.26	224,331	0.99	-	2.26
	12/31/2009	203,167	1.23	249,729	2.29	-	7.97
	12/31/2008	642,287	1.14	727,872	3.71	-	(0.16)
	12/31/2007	518,914	1.14	588,234	3.85	-	4.65
PIMCO VIT Total Return
	12/30/2011	3,737,759	1.65	6,167,294	2.81	-	3.77
	12/31/2010	3,817,171	1.59	6,069,702	2.59	-	8.28
	12/31/2009	2,987,135	1.47	4,386,733	5.32	-	14.24
	12/31/2008	1,770,486	1.29	2,275,861	4.49	-	4.96
	12/31/2007	1,435,466	1.22	1,758,039	5.01	-	8.92
Royce Micro-Cap
	12/30/2011	719,577	1.70	1,226,095	2.21	-	(12.10)
	12/31/2010	836,429	1.94	1,621,400	1.53	-	29.96
	12/31/2009	1,533,140	1.49	2,286,821	-	-	58.04
	12/31/2008	1,708,515	0.94	1,612,484	3.02	-	(43.27)
	12/31/2007	1,536,654	1.66	2,556,449	1.47	-	3.98
Royce Small-Cap
	12/30/2011	514,210	1.81	932,377	0.33	-	(3.28)
	12/31/2010	687,033	1.87	1,288,031	0.12	-	20.52
	12/31/2009	636,830	1.56	990,621	-	-	35.20
	12/31/2008	714,495	1.15	822,051	0.72	-	(27.18)
	12/31/2007	613,782	1.58	969,740	0.05	-	(2.14)
DWS Small Cap Index
	12/30/2011	546,647	1.48	811,760	0.81	-	(4.41)
	12/31/2010	890,135	1.55	1,382,878	0.93	-	26.39
	12/31/2009	541,833	1.23	665,999	1.77	-	26.57
	12/31/2008	705,730	0.97	685,329	1.65	-	(34.12)
	12/31/2007	667,433	1.47	983,862	0.88	-	(1.90)

48

Transamerica Life Insurance Company
Transamerica Corporate Separate Account Sixteen
Notes to Financial Statements
December 31, 2011
4. Financial Highlights (continued)

	Year		Unit Fair	Net	Income	Expense	Total
Subaccount	Ended	Units	Value	Assets	Ratio*	Ratio**	Return***

	T. Rowe Price Blue Chip Growth
	12/30/2011	216,987	$ 1.43	$ 310,159	-%	-%	1.52%
	12/31/2010	280,116	1.41	394,419	-	-	16.39
	12/31/2009	203,755	1.21	246,496	-	-	42.18
	12/31/2008	265,233	0.85	225,673	0.07	-	(42.51)
	12/31/2007	613,203	1.48	907,482	0.48	-	12.74
	T. Rowe Price Equity Income
	12/30/2011	781,733	1.41	1,101,217	1.74	-	(0.71)
	12/31/2010	946,604	1.42	1,343,057	1.95	-	15.02
	12/31/2009	884,510	1.23	1,091,086	1.92	-	25.60
	12/31/2008	1,245,453	0.98	1,223,165	2.25	-	(36.11)
	12/31/2007	1,693,144	1.54	2,602,619	1.76	-	3.26
	T. Rowe Price Mid-Cap Growth
	12/30/2011	394,590	1.95	769,524	-	-	(1.27)
	12/31/2010	523,855	1.98	1,034,770	-	-	28.12
	12/31/2009	121,277	1.54	186,986	-	-	45.65
	12/31/2008	-	1.06	-	-	-	(39.76)
	12/31/2007	-	1.76	-	-	-	17.52
T. Rowe Price New America Growth
	12/30/2011	-	1.61	-	-	-	(1.07)
	12/31/2010	-	1.63	-	-	-	19.65
	12/31/2009	-	1.36	-	-	-	49.76
	12/31/2008	-	0.91	-	-	-	(38.24)
	12/31/2007	-	1.47	-	-	-	13.78
	T. Rowe Price International Stock
	12/30/2011	521,042	1.45	756,995	1.32	-	(12.83)
	12/31/2010	716,461	1.67	1,194,168	0.95	-	14.45
	12/31/2009	720,826	1.46	1,049,709	2.94	-	52.39
	12/31/2008	700,930	0.96	669,823	2.07	-	(48.70)
	12/31/2007	793,700	1.86	1,478,568	1.49	-	13.03
	Vanguard VIF Balanced
	12/30/2011	1,996,158	1.67	3,325,892	2.78	-	3.70
	12/31/2010	2,509,577	1.61	4,032,188	2.91	-	11.02
	12/31/2009	3,264,223	1.45	4,724,264	4.38	-	22.90
	12/31/2008	3,389,719	1.18	3,991,685	3.18	-	(22.57)
	12/31/2007	2,579,804	1.52	3,923,580	2.38	-	8.36
	Vanguard VIF Capital Growth
	12/30/2011	1,592,426	1.72	2,744,732	0.88	-	(0.93)
	12/31/2010	1,570,635	1.74	2,732,619	0.91	-	13.08
	12/31/2009	1,877,363	1.54	2,888,473	1.07	-	34.30
	12/31/2008	2,006,032	1.15	2,298,234	0.89	-	(30.36)
	12/31/2007	1,822,901	1.65	2,999,078	0.69	-	12.48

49

Transamerica Life Insurance Company
Transamerica Corporate Separate Account Sixteen
Notes to Financial Statements
December 31, 2011
4. Financial Highlights (continued)

	Year		Unit Fair	Net	Income	Expense	Total
Subaccount	Ended	Units	Value	Assets	Ratio*	Ratio**	Return***

	Vanguard VIF Diversified Value
	12/30/2011	1,352,078	$ 1.55	$ 2,089,047	2.02%	-%	3.92%
	12/31/2010	1,252,738	1.49	1,862,566	2.85	-	9.33
	12/31/2009	2,212,904	1.36	3,009,268	4.39	-	26.92
	12/31/2008	2,884,926	1.07	3,090,906	2.49	-	(36.14)
	12/31/2007	1,954,280	1.68	3,278,942	1.45	-	3.93
	Vanguard VIF Equity Income
	12/30/2011	-	1.59	-	-	-	10.27
	12/31/2010	-	1.44	-	-	-	14.71
	12/31/2009	-	1.26	-	-	-	16.77
	12/31/2008	-	1.08	-	-	-	(30.91)
	12/31/2007	-	1.56	-	-	-	4.53
	Vanguard VIF Equity Index
	12/30/2011	4,553,336	1.38	6,272,043	1.60	-	1.93
	12/31/2010	4,199,569	1.35	5,674,999	1.97	-	14.91
	12/31/2009	4,083,207	1.18	4,801,671	2.69	-	26.44
	12/31/2008	3,987,216	0.93	3,708,166	1.95	-	(36.93)
	12/31/2007	2,980,922	1.47	4,395,933	1.64	-	5.38
	Vanguard VIF Growth
	12/30/2011	21,585	1.31	28,175	0.63	-	(0.84)
	12/31/2010	22,217	1.32	29,245	0.73	-	11.81
	12/31/2009	13,778	1.18	16,219	1.67	-	35.05
	12/31/2008	47,791	0.87	41,659	0.89	-	(37.72)
	12/31/2007	65,456	1.40	91,606	0.63	-	10.22
	Vanguard VIF High Yield Bond
	12/30/2011	31,890	1.61	51,337	6.91	-	6.93
	12/31/2010	55,697	1.51	83,849	6.88	-	12.10
	12/31/2009	88,236	1.34	118,493	7.43	-	38.85
	12/31/2008	256,625	0.97	248,201	6.92	-	(21.95)
	12/31/2007	352,172	1.24	436,406	5.78	-	1.95
	Vanguard VIF International
	12/30/2011	1,016,208	1.69	1,718,603	1.67	-	(13.54)
	12/31/2010	995,704	1.96	1,947,555	1.86	-	15.72
	12/31/2009	1,924,239	1.69	3,252,372	3.94	-	42.79
	12/31/2008	2,396,604	1.18	2,836,963	2.37	-	(44.92)
	12/31/2007	2,079,974	2.15	4,469,884	1.65	-	17.41
	Vanguard VIF Mid-Cap Index
	12/30/2011	1,539,080	1.73	2,655,386	1.03	-	(2.04)
	12/31/2010	1,955,982	1.76	3,444,813	0.97	-	25.37
	12/31/2009	2,508,061	1.40	3,523,311	1.79	-	40.37
	12/31/2008	3,132,245	1.00	3,134,619	1.54	-	(41.82)
	12/31/2007	3,563,992	1.72	6,129,938	1.09	-	6.14

50

Transamerica Life Insurance Company
Transamerica Corporate Separate Account Sixteen
Notes to Financial Statements
December 31, 2011
4. Financial Highlights (continued)

	Year		Unit Fair	Net	Income	Expense	Total
Subaccount	Ended	Units	Value	Assets	Ratio*	Ratio**	Return***

Vanguard VIF Money Market
	12/30/2011	9,694,193	$ 1.20	$ 11,638,024	0.17%	-%	0.16%
	12/31/2010	13,292,354	1.20	15,931,578	0.24	-	0.23
	12/31/2009	7,927,061	1.20	9,478,847	0.64	-	0.62
	12/31/2008	11,306,579	1.19	13,436,874	2.72	-	2.82
	12/31/2007	8,930,289	1.16	10,321,539	5.38	-	5.24
Vanguard VIF REIT Index
	12/30/2011	540,018	1.88	1,017,388	1.79	-	8.44
	12/31/2010	407,773	1.74	708,462	2.62	-	28.25
	12/31/2009	426,344	1.35	577,565	5.38	-	29.14
	12/31/2008	630,657	1.05	661,542	3.31	-	(37.25)
	12/31/2007	557,937	1.67	932,628	1.90	-	(16.60)
Vanguard VIF Short-Term Investment-Grade
	12/30/2011	5,889	1.37	8,082	1.95	-	2.02
	12/31/2010	66,089	1.35	88,905	2.92	-	5.22
	12/31/2009	158,169	1.28	202,222	1.65	-	13.86
	12/31/2008	98,434	1.12	110,532	4.52	-	(3.45)
	12/31/2007	133,165	1.16	154,883	4.53	-	6.03
Vanguard VIF Small Company Growth
	12/30/2011	757,516	1.66	1,253,950	0.17	-	1.36
	12/31/2010	688,211	1.63	1,123,935	0.34	-	31.79
	12/31/2009	1,089,334	1.24	1,349,921	1.13	-	39.38
	12/31/2008	1,326,025	0.89	1,178,983	0.72	-	(39.47)
	12/31/2007	1,413,143	1.47	2,075,727	0.44	-	3.77
Vanguard VIF Total Bond Market Index
	12/30/2011	1,920,816	1.53	2,933,434	3.30	-	7.65
	12/31/2010	2,209,955	1.42	3,135,105	3.57	-	6.50
	12/31/2009	2,526,817	1.33	3,365,814	4.30	-	5.94
	12/31/2008	2,584,179	1.26	3,249,192	4.30	-	5.23
	12/31/2007	2,730,700	1.19	3,262,809	3.93	-	6.98
Vanguard VIF Total Stock Market Index
	12/30/2011	649,110	1.43	931,054	1.39	-	0.83
	12/31/2010	659,316	1.42	937,887	1.89	-	17.11
	12/31/2009	911,098	1.21	1,106,704	1.94	-	28.26
	12/31/2008	958,385	0.95	907,676	1.47	-	(37.28)
	12/31/2007	842,302	1.51	1,271,923	0.32	-	5.16
Van Eck VIP Multi-Manager Alternatives
	12/30/2011	3,918	1.15	4,488	0.53	-	(2.27)
	12/31/2010	1,066	1.17	1,250	-	-	4.97
	12/31/2009	6,958	1.12	7,770	0.35	-	13.87
	12/31/2008	53,516	0.98	52,480	0.08	-	(13.10)
	12/31/2007	58,210	1.13	65,684	0.25	-	4.05

51

Transamerica Life Insurance Company
Transamerica Corporate Separate Account Sixteen
Notes to Financial Statements
December 31, 2011
4. Financial Highlights (continued)

	Year		Unit Fair	Net	Income	Expense	Total
Subaccount	Ended	Units	Value	Assets	Ratio*	Ratio**	Return***

AFIS Global Small Capitalization
	12/30/2011	60,717	$ 1.40	$ 84,773	1.40%	-%	(19.14)%
	12/31/2010	54,640	1.73	94,351	1.18	-	22.41
	12/31/2009	633,959	1.41	894,263	-	-	61.29
	12/31/2008	524,639	0.87	458,822	-	-	(53.52)
	12/31/2007	262,054	1.88	493,072	3.43	-	21.43
AFIS Growth
	12/30/2011	2,176,095	1.32	2,868,627	0.63	-	(4.28)
	12/31/2010	2,286,991	1.38	3,149,530	0.75	-	18.68
	12/31/2009	2,349,130	1.16	2,725,935	0.69	-	39.41
	12/31/2008	2,373,593	0.83	1,975,684	0.79	-	(43.97)
	12/31/2007	1,460,787	1.49	2,170,097	0.93	-	12.35
AFIS International
	12/30/2011	934,062	1.36	1,267,822	2.10	-	(13.96)
	12/31/2010	1,077,786	1.58	1,700,321	2.18	-	7.23
	12/31/2009	408,115	1.47	600,418	1.93	-	43.07
	12/31/2008	158,773	1.03	163,265	1.03	-	(42.12)
	12/31/2007	55,363	1.78	98,364	1.44	-	20.02
AFIS New World
	12/30/2011	87,203	1.87	162,858	1.40	-	(13.95)
	12/31/2010	263,262	2.17	571,348	1.28	-	17.87
	12/31/2009	408,927	1.84	752,911	1.50	-	49.65
	12/31/2008	489,671	1.23	602,444	1.53	-	(42.37)
	12/31/2007	333,917	2.13	712,911	3.53	-	32.21
First Eagle Overseas Variable
	12/30/2011	805,476	2.33	1,372,567	1.18	-	(6.29)
	12/31/2010	1,169,035	2.49	2,125,907	1.78	-	19.17
	12/31/2009	1,632,262	1.53	2,490,830	0.46	-	20.26
	12/31/2008	1,720,303	1.27	2,327,168	0.88	-	(18.82)
	12/31/2007	4,336,659	1.56	6,964,080	-	-	7.80
Third Avenue Value
	12/30/2011	247,423	1.15	242,739	2.05	-	(21.31)
	12/31/2010	457,736	1.46	570,663	4.56	-	14.07
	12/31/2009	374,907	1.09	409,765	-	-	45.35
	12/31/2008	423,923	0.75	318,774	1.04	-	(43.66)
	12/31/2007	217,390	1.33	290,136	2.20	-	(4.80)
DFA VA Global Bond
	12/30/2011	118,336	1.20	142,104	3.84	-	4.51
	12/31/2010	60,656	1.15	69,695	4.71	-	5.53
	12/31/2009	50,435	1.09	54,913	5.62	-	4.81
	12/31/2008(1)	-	1.04	-	-	-	3.88

52

Transamerica Life Insurance Company
Transamerica Corporate Separate Account Sixteen
Notes to Financial Statements
December 31, 2011
4. Financial Highlights (continued)

	Year		Unit Fair	Net	Income	Expense	Total
Subaccount	Ended	Units	Value	Assets	Ratio*	Ratio**	Return***

DFA VA International Small
	12/30/2011	74,200	$ 0.88	$ 64,986	3.07%	-%	(14.82)%
	12/31/2010	62,654	1.03	64,422	1.29	-	24.80
	12/31/2009	51,286	0.82	42,254	3.00	-	39.87
	12/31/2008(1)	-	0.59	-	-	-	(41.10)
DFA VA International Value
	12/30/2011	2,262,513	0.71	1,608,507	5.41	-	(16.95)
	12/31/2010	1,274,926	0.86	1,091,383	2.53	-	10.53
	12/31/2009	337,384	0.77	261,304	3.63	-	37.94
	12/31/2008(1)	-	0.56	-	-	-	(43.85)
DFA VA U.S. Large Value
	12/30/2011	87,894	0.91	79,815	1.80	-	(3.43)
	12/31/2010	76,357	0.94	71,799	1.95	-	20.63
	12/31/2009	64,391	0.78	50,194	2.64	-	29.93
	12/31/2008(1)	-	0.60	-	-	-	(40.00)
DFA VA Short-Term Fixed
	12/30/2011	13,162	1.06	14,014	0.38	-	0.43
	12/31/2010	12,052	1.06	12,778	0.57	-	1.11
	12/31/2009	11,416	1.05	11,971	2.06	-	1.86
	12/31/2008(1)	-	1.03	-	-	-	2.94
DFA VA U.S. Targeted Value
	12/30/2011	75,564	1.02	77,420	0.82	-	(4.55)
	12/31/2010	64,591	1.07	69,330	0.76	-	29.07
	12/31/2009	49,254	0.83	40,961	1.49	-	26.62
	12/31/2008(1)	-	0.66	-	-	-	(34.32)
Ibbotson Aggressive Growth ETF Asset Allocation
	12/30/2011	-	0.92	-	-	-	(4.85)
	12/31/2010	-	0.97	-	-	-	15.58
	12/31/2009	-	0.84	-	-	-	27.79
	12/31/2008(1)	-	0.66	-	-	-	(34.50)
Ibbotson Balanced ETF Asset Allocation
	12/30/2011	-	1.02	-	-	-	(0.56)
	12/31/2010	-	1.03	-	-	-	11.85
	12/31/2009	-	0.92	-	-	-	19.74
	12/31/2008(1)	-	0.77	-	-	-	(23.37)
Ibbotson Conservative ETF Asset Allocation
	12/30/2011	-	1.12	-	-	-	3.42
	12/31/2010	-	1.08	-	-	-	6.67
	12/31/2009	-	1.01	-	-	-	8.57
	12/31/2008(1)	-	0.93	-	-	-	(6.75)

53

Transamerica Life Insurance Company
Transamerica Corporate Separate Account Sixteen
Notes to Financial Statements
December 31, 2011
4. Financial Highlights (continued)

	Year		Unit Fair	Net	Income	Expense	Total
Subaccount	Ended	Units	Value	Assets	Ratio*	Ratio**	Return***

Ibbotson Growth ETF Asset Allocation
	12/30/2011	-	$ 0.96	$ -	-%	-%	(3.50)%
	12/31/2010	-	0.99	-	-	-	14.19
	12/31/2009	-	0.87	-	-	-	24.94
	12/31/2008(1)	-	0.70	-	-	-	(30.27)
Ibbotson Income and Growth ETF Asset Allocation
	12/30/2011	-	1.07	-	-	-	1.37
	12/31/2010	-	1.05	-	-	-	9.04
	12/31/2009	-	0.97	-	-	-	13.72
	12/31/2008(1)	-	0.85	-	-	-	(14.95)
Alger Small Cap Growth
	12/30/2011	-	1.09	-	-	-	(3.18)
	12/31/2010(1)	-	1.12	-	-	-	12.46
Columbia Variable Portfolio - Small Cap Value
	12/30/2011	-	1.05	-	-	-	(5.96)
	12/31/2010(1)	-	1.11	-	-	-	11.47
Rydex NASDAQ-100®
	12/30/2011	-	1.88	-	-	-	2.17
	12/31/2010	-	1.84	-	-	-	18.48
	12/31/2009	-	1.55	-	-	-	55.25
	12/31/2008	-	0.84	-	-	-	(41.91)
	12/31/2007	-	1.45	-	-	-	17.82
Rydex Nova
	12/30/2011	-	1.98	-	-	-	(1.17)
	12/31/2010	-	2.00	-	-	-	19.96
	12/31/2009	-	1.67	-	-	-	67.09
	12/31/2008	-	0.69	-	-	-	(54.47)
	12/31/2007	-	1.52	-	-	-	1.13

* These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets.  These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units.  The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

** These amounts represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  These ratios include only those expenses that result in a direct reduction to unit values.  Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.  Percentages shown for 2007-2009 have been changed to reflect reporting consistent with 2010-2011.

*** These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values.  These ratios do not include any expenses assessed through the redemption of units.  Investment options with a date notation indicate the effective date of that investment option in the variable account.  The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

54

Transamerica Life Insurance Company
Transamerica Corporate Separate Account Sixteen
Notes to Financial Statements
December 30, 2011

5.	Administrative and Mortality and Expense Risk Charges

On each monthly deduction day, TLIC currently deducts a mortality and expense risk charge equal to an annual rate of .75% of the cash value in the Subaccounts in policy years 1-30 and .10% thereafter for policies issued on or after January 1, 2009.  For policies issued prior to January 1, 2009, TLIC currently deducts a mortality and expense risk charge equal to an annual rate of .67% of the cash value in the Subaccounts in policy years 1-30 and .10% thereafter. TLIC also deducts a monthly charge to compensate TLIC for the anticipated cost of paying the life insurance benefit that exceeds the cash value upon the insured's death.  This charge varies from policy to policy and month to month and is dependent upon a number of variables.  Also, on each policy anniversary during policy years 2-7, TLIC currently deducts .40% of the amount of any decrease in excess premium received in policy years 2-7 from the excess premium received in the first policy year and 1.5% of premium received up to target premium.  TLIC also currently deducts a monthly administrative fee equal to $5 in all policy years, up to a $10 maximum.  Charges to contract owner accounts are made directly through the reduction of  units.

6.	Income Taxes

Operations of the Separate Account form a part of TLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TLIC, as long as earnings are credited under the variable life contracts.

7.	Dividend Distributions

Dividends are not declared by the Separate Account, since the increase in the value of the underlying investment in the Mutual Funds is reflected daily in the accumulation unit price used to calculate the equity value within the Separate Account.  Consequently, a dividend distribution by the Mutual Funds does not change either the accumulation unit price or equity values within the Separate Account.

55

Transamerica Life Insurance Company
Transamerica Corporate Separate Account Sixteen
Notes to Financial Statements
December 30, 2011

8.	Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique.    The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:
Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets
b) Quoted prices for identical or similar assets or liabilities in non-active markets
c) Inputs other than quoted market prices that are observable
d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon daily unadjusted quoted prices, therefore are considered Level 1.

9.	Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued.  During this period, there were no subsequent events requiring recognition or disclosure in the financial statements.

56

Financial Statements and Schedules – Statutory Basis

Transamerica Life Insurance Company
Years Ended December 31, 2011, 2010 and 2009

Transamerica Life Insurance Company

Financial Statements and Schedules – Statutory Basis

Years Ended December 31, 2011, 2010 and 2009

Contents

Report of Independent Registered Public Accounting Firm	1

Audited Financial Statements

Balance Sheets – Statutory Basis	3
Statements of Operations – Statutory Basis	5
Statements of Changes in Capital and Surplus – Statutory Basis	7
Statements of Cash Flow – Statutory Basis	10
Notes to Financial Statements – Statutory Basis	12

Statutory-Basis Financial Statement Schedules

Summary of Investments – Other Than Investments in Related Parties	115
Supplementary Insurance Information	116
Reinsurance	117

[Ernst & Young LLP Letterhead]

Report of Independent Registered Public Accounting Firm

The Board of Directors
Transamerica Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of Transamerica Life Insurance Company (the Company) as of December 31, 2011 and 2010, and the related statutorybasis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2011. Our audits also included the statutory-basis financial statement schedules required by Regulation S-X, Article 7. These financial statements and schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.  As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.  In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of Transamerica Life Insurance Company at December 31, 2011 and 2010, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2011.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Transamerica Life Insurance Company at December 31, 2011 and 2010, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2011, in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 1 to the financial statements, in 2010 and 2009 in response to new accounting standards, the Company changed its method of accounting for collateral received related to certain financial transactions, deferred income taxes, and investments in loan-backed and structured securities.

Ernst & Young LLP

April 13, 2012

Transamerica Life Insurance Company

Balance Sheets – Statutory Basis
(Dollars in Thousands, Except per Share Amounts)

	December 31
	2011	2010
Admitted assets
Cash and invested assets:
Cash, cash equivalents and short-term investments	$3,116,452	$1,573,081
Bonds:
Affiliated entities	62,919	70,527
Unaffiliated	39,722,288	46,921,343
Preferred stocks:
Affiliated entities	7,162	7,162
Unaffiliated	138,596	123,925
Common stocks:
Affiliated entities (cost: 2011 - $921,343; 2010 - $666,018)	1,429,294	714,092
Unaffiliated (cost: 2011 - $198,433; 2010 - $307,132)	229,973	358,631
Mortgage loans on real estate	6,830,030	8,107,498
Real estate, at cost less accumulated depreciation (2011 - $51,050; 2010 - $55,396)
Home office properties	68,830	79,699
Investment properties	20,514	34,776
Properties held for sale	6,405	6,490
Policy loans	727,684	746,677
Receivables for securities	3,593	20,071
Securities lending reinvested collateral assets	3,520,304	3,956,880
Derivatives	248,484	107,125
Collateral balance	6,213	4,142
Other invested assets	2,460,085	2,460,490
Total cash and invested assets	58,598,826	65,292,609

Accrued investment income	475,813	542,992
Cash surrender value of life insurance policies	309,919	300,248
Premiums deferred and uncollected	131,183	223,886
Current federal income tax recoverable	120,549	222,917
Net deferred income tax asset	716,608	792,408
Reinsurance receivable	230,426	255,184
Receivable from parent, subsidiaries and affiliates	154,163	248,839
Accounts receivable	191,268	264,844
General agents pension fund	42,282	43,422
Reinsurance deposit receivable	156,620	146,715
Amounts incurred under modified coinsurance agreement	46,520	61,400
Goodwill	35,736	94,551
Other assets	34,909	25,709
Separate account assets	41,473,473	38,370,952
Total admitted assets	$102,718,295	$106,886,676

	December 31
	2011	2010
Liabilities and capital and surplus
Liabilities:
Aggregate reserves for policies and contracts:
Life	$14,826,292	$15,035,676
Annuity	16,637,184	17,990,509
Accident and health	3,507,297	3,418,734
Policy and contract claim reserves:
Life	220,281	306,384
Accident and health	176,338	210,969
Liability for deposit-type contracts	5,995,687	6,496,776
Other policyholders' funds	19,333	20,473
Municipal reverse repurchase agreements	88,828	200,977
Remittances and items not allocated	267,061	417,545
Case level liability	4,981	7,415
Payable for derivative cash collateral	1,094,942	240,374
Asset valuation reserve	879,479	896,004
Interest maintenance reserve	854,620	1,045,860
Funds held under reinsurance treaties	7,837,637	13,184,805
Reinsurance in unauthorized reinsurers	9,600	7,055
Commissions and expense allowances payable on reinsurance assumed	62,277	62,485
Payable to affiliates	243,112	476,976
Payable for securities	12,030	4,366
Payable for securities lending	3,520,304	3,956,880
Transfers from separate accounts due or accrued (including $(743,562) and $(547,780) accrued for expense allowances recognized in reserves, net of reinsurance allowances at December 31, 2011 and 2010, respectively)	(726,356)	(512,837)
Amounts withheld or retained	149,180	169,393
Derivatives	107,235	221,171
Other liabilities	403,202	430,488
Separate account liabilities	41,406,109	38,300,074
Total liabilities	97,596,653	102,588,552

Capital and surplus:
Common stock, $10 per share par value, 1,000,000 shares authorized, 676,190 issued and outstanding at December 31, 2011 and 2010	6,762	6,762
Preferred stock, Series A, $10 per share par value, 42,500 shares authorized and issued (total liquidation value - $58,000) at December 31, 2011 and 2010;
Series B, $10 per share par value, 250,000 shares authorized, 117,154 shares issued and 117,154 shares outstanding (total liquidation value -$1,171,540) at December 31, 2011 and 2010.	1,597	1,597
Treasury stock, Series A Preferred, $10 per share par value, 42,500 shares as of December 31, 2011 and 2010	(58,000)	(58,000)
Aggregate write-ins for other than special surplus funds	432,568	554,923
Surplus notes	150,000	150,000
Paid-in surplus	3,326,311	3,117,153
Unassigned surplus	1,262,404	525,689
Total capital and surplus	5,121,642	4,298,124
Total liabilities and capital and surplus $	102,718,295	$106,886,676

See accompanying notes.

Transamerica Life Insurance Company

Statements of Operations – Statutory Basis
(Dollars in Thousands)

	Year Ended December 31
	2011	2010	2009
Revenues:
Premiums and other considerations, net of reinsurance:
Life	$337,360	$1,523,920	$1,409,443
Annuity	8,845,105	6,931,132	5,997,868
Accident and health	681,591	710,067	692,821
Net investment income	2,615,858	2,919,171	3,073,157
Amortization of interest maintenance reserve	71,742	3,906	(11,138)
Commissions and expense allowances on reinsurance ceded	(1,597,611)	892,482	844,831
Income from fees associated with investment management, administration and contract guarantees for separate accounts	494,516	380,170	376,545
Reserve adjustment on reinsurance ceded	(159,096)	(351,287)	(479,868)
IMR adjustment due to reinsurance	307,904	-	15,469
Income from administrative service agreement with affilate	60,237	51,177	40,040
Other income	85,154	85,480	76,810
	11,742,760	13,146,218	12,035,978
Benefits and expenses:
Benefits paid or provided for:
Life benefits	993,834	1,133,801	1,077,203
Accident and health benefits	473,566	496,368	436,567
Annuity benefits	1,082,923	1,084,962	1,304,213
Surrender benefits	6,511,118	6,208,241	4,979,209
Other benefits	199,349	215,848	142,045
Increase (decrease) in aggregate reserves for policies and contracts:
Life	(201,230)	51,172	(236,536)
Annuity	(1,353,277)	(1,017,181)	(4,337,005)
Accident and health	88,562	100,880	129,917
	7,794,845	8,274,091	3,495,613
Insurance expenses:
Commissions	1,132,581	1,440,391	1,315,400
General insurance expenses	687,102	764,037	636,705
Taxes, licenses and fees	83,034	72,666	102,602
Net transfers to separate accounts	4,359,684	1,664,131	2,009,163
Change in case level liability	(2,434)	(5,821)	(525)
Consideration paid on reinsurance transactions	352,463	-	3,476,743
Other expenses	383,708	722,360	400,113
	6,996,138	4,657,764	7,940,201
Total benefits and expenses	14,790,983	12,931,855	11,435,814
Gain (loss) from operations before dividends to policyholders, federal income tax benefit and net realized capital gains (losses) on investments	$(3,048,223)	$214,363	$600,164

Transamerica Life Insurance Company

Statements of Operations – Statutory Basis (continued)
(Dollars in Thousands)

	Year Ended December 31
	2011	2010	2009

Dividends to policyholders	$9,496	$10,074	$11,010
Gain (loss) from operations before federal income tax benefit and net realized capital gains (losses) on investments	(3,057,719)	204,289	589,154
Federal income tax benefit	(174,917)	(270,228)	(104,942)
Gain (loss) from operations before net realized capital gains (losses) on investments	(2,882,802)	474,517	694,096
Net realized capital gains (losses) on investments (net of related federal income taxes and amounts transferred to/from interest maintenance reserve)	423,536	(56,838)	(700,521)
Net income (loss)	$(2,459,266)	$417,679	$(6,425)

See accompanying notes.

Transamerica Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis
(Dollars in Thousands)

	Common Stock	Preferred Stock	Treasury Stock	Aggregate Write-ins for Other than Special Surplus Funds	Participating Shareholders' Surplus	Surplus Notes	Paid-in Surplus	Unassigned Surplus	Total Capital and Surplus
Balance at January 1, 2009	$6,764	$2,170	$(631,400)	$380,358	$378	$150,000	$3,186,991	$1,744,873	$4,840,134
Cumulative effect of change in accounting principle	-	-	-	-	-	-	-	(9,707)	(9,707)
Net loss	-	-	-	-	-	-	-	(6,425)	(6,425)
Change in net unrealized capital gains/losses, net of tax	-	-	-	-	-	-	-	(381,912)	(381,912)
Change in net unrealized foreign exchange gains/losses, net of tax	-	-	-	-	-	-	-	11,139	11,139
Change in net deferred income tax asset	-	-	-	-	-	-	-	(169,940)	(169,940)
Change in other nonadmitted assets	-	-	-	-	-	-	-	(170,812)	(170,812)
Change in provision for reinsurance in unauthorized companies	-	-	-	-	-	-	-	34,966	34,966
Change in reserve on account of change in valuation basis	-	-	-	-	-	-	-	(31,058)	(31,058)
Change in asset valuation reserve	-	-	-	-	-	-	-	398,394	398,394
Change in surplus in separate accounts	-	-	-	-	-	-	-	13,315	13,315
Change in surplus as a result of reinsurance	-	-	-	-	-	-	-	71,455	71,455
Decrease in admitted deferred tax attributable to expiration of permitted practice	-	-	-	(380,358)	-	-	-	-	(380,358)
Increase in admitted deferred tax asset to SSAP No. 10R	-	-	-	295,260	-	-	-	-	295,260
Corrections of errors	-	(573)	573,400	-	-	-	(572,827)	(898)	(898)
Dividends to stockholders	-	-	-	-	-	-	-	(10,031)	(10,031)
Return of capital related to stock rights plan of indirect parent	-	-	-	-	-	-	(214)		(214)
Dissolution of affiliate into the Company	-	-	-	-	-	-	-	23,938	23,938
Capital contribution	-	-	-	-	-	-	500,000	-	500,000
Redemption of participating common stock	(2)	-	-	-	(417)	-	(2)	-	(421)
Participating shareholder activity	-	-	-	-	39	-	-	(39)	-
Balance at December 31, 2009	$6,762	$1,597	$(58,000)	$295,260	$-	$150,000	$3,113,948	$1,517,258	$5,026,825

Transamerica Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis (continued)
(Dollars in Thousands)

	Common Stock	Preferred Stock	Treasury Stock	Aggregate Write-ins for Other than Special Surplus Funds	Surplus Notes	Paid-in Surplus	Unassigned Surplus	Total Capital and Surplus
Balance at December 31, 2009	$6,762	$1,597	$(58,000)	$295,260	$150,000	$3,113,948	$1,517,258	$5,026,825
Cumulative effect of change in accounting principle	-	-	-	-	-	-	6,403	6,403
Net income	-	-	-	-	-	-	417,679	417,679
Change in net unrealized capital gains/losses, net of tax	-	-	-	-	-	-	153,857	153,857
Change in net unrealized foreign exchange gains/losses, net of tax	-	-	-	-	-	-	7,912	7,912
Change in net deferred income tax asset	-	-	-	-	-	-	(207,877)	(207,877)
Change in other nonadmitted assets	-	-	-	-	-	-	109,110	109,110
Change in provision for reinsurance in unauthorized companies	-	-	-	-	-	-	4,914	4,914
Change in reserve on account of change in valuation basis	-	-	-	-	-	-	119	119
Change in asset valuation reserve	-	-	-	-	-	-	(27,316)	(27,316)
Change in surplus in separate accounts	-	-	-	-	-	-	10,366	10,366
Long-term incentive compensation	-	-	-	-	-	3,205	-	3,205
Change in surplus as a result of reinsurance	-	-	-	-	-	-	(64,348)	(64,348)
Increase in admitted deferred tax asset to SSAP No. 10R	-	-	-	259,663	-	-	-	259,663
Dividends to stockholders	-	-	-	-	-	-	(1,400,000)	(1,400,000)
Change in deferred premium due to valuation adjustment	-	-	-	-	-	-	(2,388)	(2,388)
Balance at December 31, 2010	$6,762	$1,597	$(58,000)	$554,923	$150,000	$3,117,153	$525,689	$4,298,124

Transamerica Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis (continued)
(Dollars in Thousands)

	Common Stock	Preferred Stock	Treasury Stock	Aggregate Write-ins for Other than Special Surplus Funds	Surplus Notes	Paid-in Surplus	Unassigned Surplus	Total Capital and Surplus
Balance at December 31, 2010	$6,762	$1,597	$(58,000)	$554,923	$150,000	$3,117,153	$525,689	4,298,124
Net loss	-	-	-	-	-	-	(2,459,266)	(2,459,266)
Change in net unrealized capital gains/losses, net of tax	-	-	-	-	-	-	583,550	583,550
Change in net unrealized foreign exchange capital gains/losses, net of tax	-	-	-	-	-	-	(6,120)	(6,120)
Change in net deferred income tax asset	-	-	-	-	-	-	136,907	136,907
Change in other nonadmitted assets	-	-	-	-	-	-	(2,392)	(2,392)
Change in provision for reinsurance in unauthorized companies	-	-	-	-	-	-	(2,546)	(2,546)
Change in asset valuation reserve	-	-	-	-	-	-	16,524	16,524
Change in surplus in separate accounts	-	-	-	-	-	-	(2,863)	(2,863)
Change in surplus as a result of reinsurance	-	-	-	-	-	-	2,474,106	2,474,106
Change in admitted deferred tax asset pursuant to SSAP No. 10R	-	-	-	(122,355)	-	-	-	(122,355)
Capital contribution	-	-	-	-	-	200,000	-	200,000
Dissolution of NEF Investment Company	-	-	-	-	-	-	(1,185)	(1,185)
Long-term incentive compensation	-	-	-	-	-	9,158	-	9,158
Balance at December 31, 2011	$6,762	$1,597	$(58,000)	$432,568	$150,000	$3,326,311	$1,262,404	$5,121,642

See accompanying notes.

Transamerica Life Insurance Company

Statements of Cash Flow – Statutory Basis
(Dollars in Thousands)

	Year Ended December 31
	2011	2010	2009
Operating activities
Premiums collected, net of reinsurance	$9,977,873	$9,222,197	$7,981,888
Net investment income received	2,807,544	2,985,106	3,266,446
Miscellaneous income (expense)	1,162,966	569,910	(127,792)
Benefit and loss related payments	(9,577,187)	(9,022,576)	(8,847,466)
Net transfers to separate accounts	(4,563,220)	(1,709,930)	(1,776,576)
Commissions, expenses paid and aggregate write-ins for deductions	(332,606)	(2,756,812)	(5,957,821)
Dividends paid to policyholders	(9,884)	(10,559)	(11,386)
Federal and foreign income taxes recovered (paid)	92,471	(113,355)	391,699
Net cash used in operating activities	(442,043)	(836,019)	(5,081,008)

Investing activities
Proceeds from investments sold, matured or repaid:
Bonds	16,891,112	24,609,623	16,975,896
Common stocks	168,476	167,903	141,360
Preferred stocks	63,880	143,250	100,705
Mortgage loans	1,466,463	1,270,379	1,682,140
Real estate and properties held for sale	26,978	1,316	24,100
Other invested assets	528,027	693,425	560,339
Receivable for securities	13,693	(66,950)	78,827
Securities lending reinvested collateral assets	436,576	-	-
Miscellaneous proceeds	321,467	112,803	266,646
Total investment proceeds	19,916,672	26,931,749	19,830,013

Costs of investments acquired:
Bonds	(9,541,749)	(23,107,917)	(11,629,415)
Common stocks	(292,401)	(96,764)	(92,767)
Preferred stocks	(60,610)	(112,885)	(115,980)
Mortgage loans	(191,262)	(38,062)	(231,832)
Real estate and properties held for sale	(1,343)	(350)	(1,100)
Securities lending reinvested collateral assets	-	(3,956,880)	-
Other invested assets	(382,939)	(480,709)	(296,564)
Miscellaneous applications	(2,145)	(227,105)	(451,760)
Total cost of investments acquired	(10,472,449)	(28,020,672)	(12,819,418)
Net decrease (increase) in policy loans	18,994	13,279	(27,369)
Net cost of investments acquired	(10,453,455)	(28,007,393)	(12,846,787)
Net cash provided by (used in) investing activities	9,463,217	(1,075,644)	6,983,226

Transamerica Life Insurance Company

Statements of Cash Flow – Statutory Basis (continued)
(Dollars in Thousands)

	Year Ended December 31
	2011	2010	2009
Financing and miscellaneous activities
Net withdrawals on deposit-type contract funds and other liabilities without life or disability contingencies	$(1,726,008)	$(1,839,672)	$(5,137,903)
Funds held under reinsurance treaties with unauthorized reinsurers	(5,531,199)	(892,010)	1,942,945
Dividends paid to stockholders	-	(1,400,000)	(10,031)
Redemption of participating shareholders	-	-	(421)
Capital contribution received	200,000	-	500,000
Receivable from parent, subsidiaries and affiliates	94,676	(61,088)	29,728
Payable to parent, subsidiaries and affiliates	(233,864)	206,555	25,557
Payable for securities lending	(436,576)	3,956,880	-
Other cash provided (used)	155,168	(398,230)	1,301,648
Net cash used in financing and miscellaneous activities	(7,477,803)	(427,565)	(1,348,477)
Net increase (decrease) in cash, cash equivalents and short-term investments	1,543,371	(2,339,228)	553,741
Cash, cash equivalents and short-term investments:
Beginning of year	1,573,081	3,912,309	3,358,568
End of year	$3,116,452	$1,573,081	$3,912,309

See accompanying notes.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

December 31, 2011

1. Organization and Summary of Significant Accounting Policies

Transamerica Life Insurance Company (the Company) is a stock life insurance company owned by Transamerica Corporation (74.01% of preferred shares), AEGON USA, LLC (25.99% of preferred shares) and Transamerica International Holdings, Inc. (100% of common shares).

On October 1, 2009, the Company completed a merger with Iowa Fidelity Life Insurance Company (IFLIC), which was wholly owned by AEGON.  Prior to the merger, IFLIC was partially owned by external shareholders holding 1,500 shares of participating common stock.  All shares of participating common stock were redeemed prior to the merger in exchange for cash in the amount of $421.  The merger was accounted for in accordance with Statement of Statutory Accounting Principles (SSAP) No. 68, Business Combinations and Goodwill, as a statutory merger.  As such, financial statements for periods prior to the merger were combined and the recorded assets, liabilities and surplus of IFLIC were carried forward to the merged company.  As a result of the merger, IFLIC’s common stock was deemed cancelled by operation of law and the outstanding common shares of IFLIC, on the date of the merger, were retired and considered authorized but unissued stock of the merged entity.

In exchange for its agreement to merge IFLIC into the Company, AEGON received 149 shares of the Company’s Series B preferred shares which are equal in value to the common stock of IFLIC deemed cancelled by the merger.

Nature of Business

The Company sells individual non-participating whole life, endowment and term contracts, structured settlements, pension products and reinsurance, as well as a broad line of single fixed and flexible premium annuity products, guaranteed interest contracts and funding agreements. In addition, the Company offers group life, universal life, credit life, and individual and specialty health coverages.  The Company is licensed in 49 states and the District of Columbia, Guam, Puerto Rico and US Virgin Islands.  Sales of the Company’s products are primarily through a network of agents, brokers and financial institutions.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

and accompanying  notes.  Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from accounting principles generally accepted in the United States (GAAP). The more significant variances from GAAP are:

Investments: Investments in bonds and mandatory redeemable preferred stocks are reported at amortized cost or fair value based on their National Association of Insurance Commissioners (NAIC) rating; for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in earnings for those designated as trading and as a separate component of other comprehensive income (OCI) for those designated as available-for-sale.  Fair value for GAAP is based on indexes, third party pricing services, brokers, external fund managers and internal models.  For statutory reporting, the NAIC allows insurance companies to report the fair value determined by the Securities Valuation Office of the NAIC (SVO) or determine the fair value by using a permitted valuation method.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective methods. If the fair value of the mortgage-backed/asset-backed security is less than amortized cost, an entity shall assess whether the impairment is other-than-temporary. An other-than-temporary impairment is considered to have occurred if the fair value of the mortgage-backed/asset-backed security is less than its amortized cost basis and the entity intends to sell the security or the entity does not have the intent and ability to hold the security for a period of time sufficient to recover the amortized cost basis. An other-than-temporary impairment is also considered to have occurred if the discounted estimated future cash flows are less than the amortized cost basis of the security.

If it is determined an other-than-temporary impairment has occurred as a result of the cash flow analysis, the security is written down to the discounted estimated future cash flows.  If an other-than-temporary impairment has occurred due to intent to sell or lack of intent and ability to hold, the security is written down to fair value.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

For GAAP, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows.  If high credit quality securities are adjusted, the retrospective method is used.  If it is determined that a decline in fair value is other-than-temporary and the entity intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis less any current period credit loss, the other-than-temporary impairment should be recognized in earnings equal to the entire difference between the amortized cost basis and its fair value at the impairment date.  If the entity does not intend to sell the security and it is not more likely than not that the entity will be required to sell the security before recovery, the other-than-temporary impairment should be separated into a) the amount representing the credit loss, which is recognized in earnings, and b) the amount related to all other factors, which is recognized in OCI, net of applicable taxes.

Derivative instruments used in hedging transactions that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability.  Embedded derivatives are not accounted for separately from the host contract.  Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value, and the changes in the fair value are recorded in unassigned surplus as unrealized gains and losses.  Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of OCI rather than to income as required for fair value hedges, and an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value.

Derivative instruments are also used in replication transactions.  In these transactions, the derivative is valued in a manner consistent with the cash investment and replicated asset.  For GAAP, the derivative is reported at fair value, with the changes in fair value reported in income.

Investments in real estate are reported net of related obligations rather than on a gross basis as for GAAP. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses for statutory reporting include rent for the Company’s occupancy of those properties. Changes between depreciated cost and admitted amounts are credited or charged directly to unassigned surplus rather than to income as would be required under GAAP.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

Valuation allowances are established for mortgage loans, if necessary, based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus as part of the change in asset valuation reserve (AVR), rather than being included as a component of earnings as would be required under GAAP.

Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the bond or mortgage loan based on groupings of individual securities sold in five year bands. That net deferral is reported as the interest maintenance reserve (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statement of operations on a pre-tax basis in the period that the assets giving rise to the gains or losses are sold.

The AVR provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

Subsidiaries: The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance and certain long duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

Separate Accounts with Guarantees: Some of the Company’s separate accounts provide policyholders with a guaranteed return. In accordance with the guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the general account.  These separate accounts are included in the general account for GAAP due to the nature of the guaranteed return.

Nonadmitted Assets: Certain assets designated as “nonadmitted”, primarily net deferred tax assets and other assets not specifically identified as an admitted asset within the NAIC Accounting Practices and Procedures Manual (NAIC SAP), are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet to the extent that they are not impaired.

Universal Life and Annuity Policies:  Revenues for universal life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received.  Benefits incurred represent surrenders and death benefits paid and the change in policy reserves. Premiums received and benefits incurred for annuity policies without mortality or morbidity risk and guaranteed interest in group annuity contracts are recorded directly to a policy reserve account using deposit accounting, without recognizing premium income or benefits expense. Interest on these policies is reflected in other benefits. Under GAAP, for universal life policies, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent interest credited to the account values and the excess of benefits paid over the policy account value. Under GAAP, for all annuity policies without significant mortality risk, premiums received and benefits paid would be recorded directly to the reserve liability.

Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

Reinsurance: Any reinsurance amounts deemed to be uncollectible have been written off through a charge to operations.  In addition, a liability for reinsurance balances would be established for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to the liability are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

Losses associated with an indemnity reinsurance transaction are reported within income when incurred rather than being deferred and amortized over the remaining life of the underlying reinsured contracts as would be required under GAAP.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

Deferred Income Taxes:  The Company computes deferred income taxes in accordance with SSAP No. 10R, Income Taxes – Revised, A Temporary Replacement of SSAP No. 10.  Under SSAP 10R, deferred income tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse during a timeframe corresponding with the Internal Revenue Service tax loss carryback provisions, not to exceed three years, plus 2) the lesser of the remaining gross deferred income tax assets expected to be realized within three years of the balance sheet date or 15% of capital and surplus excluding any net deferred income tax assets, electronic data processing equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred income tax assets that can be offset against existing gross deferred income tax liabilities after considering the character (i.e., ordinary versus capital) of the deferred tax assets and liabilities. The remaining deferred income tax assets are nonadmitted.

Deferred income taxes do not include amounts for state taxes. Under GAAP, state taxes are included in the computation of deferred income taxes, a deferred income tax asset is recorded for the amount of gross deferred income tax assets expected to be realized in all future years, and a valuation allowance is established for deferred income tax assets not realizable.

Goodwill:  Goodwill is admitted subject to an aggregate limitation of ten percent of the capital and surplus in the most recently filed annual statement excluding electronic data processing equipment, operating system software, net deferred income tax assets and net positive goodwill.  Excess goodwill is nonadmitted.  Goodwill is amortized over ten years.  Under GAAP, goodwill is measured as the excess of the consideration transferred plus the fair value of any noncontrolling interest in the acquiree at the acquisition date as compared to the fair values of the identifiable net assets acquired. Goodwill is not amortized but is assessed for impairment on an annual basis, or more frequently if circumstances indicate that a possible impairment has occurred.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

Policyholder Dividends: Policyholder dividends are recognized when declared rather than over the term of the related policies as would be required under GAAP.

Surplus Notes: Surplus notes are reported as surplus rather than as liabilities as would be required under GAAP.

Statements of Cash Flow: Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

Securities Lending Assets and Liabilities:  For securities lending programs, cash collateral received which may be sold or repledged by the Company is reflected as a one-line entry on the balance sheet (securities lending reinvested collateral assets) and a corresponding liability is established to record the obligation to return the cash collateral. Collateral received which may not be sold or repledged is not recorded on the Company’s balance sheet.  Under GAAP, the reinvested collateral is included within invested assets (i.e. it is not one-line reported).

The effects of the foregoing variances from GAAP on the accompanying statutory-basis financial statements have not been determined by the Company, but are presumed to be material.

Other significant accounting policies are as follows:

Investments

Investments in bonds, except those to which the SVO has ascribed an NAIC designation of 6, are reported at amortized cost using the interest method.

Hybrid securities, as defined by the NAIC, are securities designed with characteristics of both debt and equity and provide protection to the issuer’s senior note holders.  These securities meet the definition of a bond, in accordance with SSAP No. 26, Bonds, excluding Loan-backed and Structured Securities and therefore, are reported at amortized cost or fair value based upon their NAIC rating.

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method, including anticipated prepayments, except for those with an initial NAIC designation of 6, which are valued at the lower of amortized cost or fair value. Prepayment assumptions are obtained from dealer surveys or internal

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)
estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities, except principal-only and interest-only securities, which are valued using the prospective method.

The Company closely monitors below investment grade holdings and those investment grade issuers where the Company has concerns. The Company also regularly monitors industry sectors. The Company considers relevant facts and circumstances in evaluating whether the impairment is other-than-temporary including: (1) the probability of the Company collecting all amounts due according to the contractual terms of the security in effect at the date of acquisition; (2) the Company’s decision to sell a security prior to its maturity at an amount below its carrying amount; and (3) the Company’s ability to hold a structured security for a period of time to allow for recovery of the value to its carrying amount. Additionally, financial condition, near term prospects of the issuer and nationally recognized credit rating changes are monitored.  Non-structured securities in unrealized loss positions that are considered other-than-temporary are written down to fair value. Structured securities considered other-than-temporarily impaired are written down to discounted estimated cash flows if the impairment is the result of cash flow analysis.  If the Company has an intent to sell or lack of ability to hold a structured security, it is written down to fair value. For structured securities, cash flow trends and underlying levels of collateral are monitored.  The Company will record a charge to the statement of operations to the extent that these securities are subsequently determined to be other-than-temporarily impaired.

Investments in both affiliated and unaffiliated preferred stocks in good standing are reported at cost or amortized cost. Investments in preferred stocks not in good standing are reported at the lower of cost or fair value, and the related net unrealized capital gains (losses) are reported in unassigned surplus along with any adjustment for federal income taxes.

Common stocks of unaffiliated companies, which include shares of mutual funds, are reported at fair value and the related net unrealized capital gains or losses are reported in unassigned surplus along with any adjustment for federal income taxes.

If the Company determines that a decline in the fair value of a common stock or a preferred stock is other-than-temporary, the Company writes it down to fair value as the new cost basis and the amount of the write down is accounted for as a realized loss in the statement of operations. The Company considers the following factors in determining whether a decline in value is other-than-temporary: (a) the financial condition and prospects of the issuer; (b) whether or not the Company has made a decision to sell the investment; and (c) the length of time and extent to which the value has been below cost.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

Common stocks of affiliated insurance subsidiaries are reported based on underlying statutory equity plus the admitted portion of goodwill. Common stocks of affiliated noninsurance subsidiaries are reported based on underlying audited GAAP equity. The net change in the subsidiaries’ equity is included in the change in net unrealized capital gains or losses, reported in unassigned surplus along with any adjustment for federal income taxes.

The Company is restricted to trading Primus Guaranty, Ltd (Primus) a common stock holding, due to its ownership interest, which would require special securities filings prior to executing any purchase or sale transactions in regard to these securities.  The Company’s interest in Primus does not meet the definition of an affiliate, and is therefore accounted for as an unaffiliated common stock investment.  The carrying amount in Primus, which is carried at fair value, as of December 31, 2011 and 2010 was $27,673 and $28,657, respectively.

Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment.  A mortgage loan is considered to be impaired when it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines that the impairment is other-than-temporary, the mortgage loan is written down to realizable value and a realized loss is recognized.

Land is reported at cost.  Real estate occupied by the Company is reported at depreciated cost net of encumbrances.  Real estate held for the production of income is reported at depreciated cost net of related obligations.  Real estate that the Company classifies as held for sale is measured at lower of carrying amount or fair value less cost to sell.  Depreciation is calculated on a straight-line basis over the estimated useful lives of the properties. The Company recognizes an impairment loss if the Company determines that the carrying amount of the real estate is not recoverable and exceeds its fair value. The Company deems that the carrying amount of the asset is not recoverable if the carrying amount exceeds the sum of undiscounted cash flows expected to result from the use and disposition. The impairment loss is measured as the amount by which the asset’s carrying value exceeds its fair value.

Policy loans are reported at unpaid principal balances.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

The Company has minority ownership interests in joint ventures and limited partnerships.  The Company carries these investments based on its interest in the underlying audited GAAP equity of the investee. For a decline in the fair value of an investment in a joint venture or limited partnership which is determined to be other-than-temporary, the Company writes it down to fair value as the new cost basis and the amount of the write down is accounted for as a realized loss in the statement of operations. The Company considers an impairment to have occurred if it is probable that the Company will be unable to recover the carrying amount of the investment or if there is evidence indicating inability of the investee to sustain earnings which would justify the carrying amount of the investment.

Investments in Low Income Housing Tax Credit (LIHTC) properties are valued at amortized cost.  Tax credits are recognized in operations in the tax reporting year in which the tax credit is utilized by the Company.

Other “admitted assets” are valued principally at cost, as required or permitted by Iowa Insurance Laws.

Realized capital gains and losses are determined using the specific identification method and are recorded net of related federal income taxes.  Changes in admitted asset carrying amounts of bonds, mortgage loans, common and preferred stocks are credited or charged directly to unassigned surplus.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or real estate where rent is in arrears for more than three months. Income is also not accrued when collection is uncertain. In addition, accrued interest is excluded from interest income when payment exceeds 90 days past due.  At December 31, 2011 and 2010, the Company excluded investment income due and accrued of $562 and $314, respectively, with respect to such practices.

For dollar repurchase agreements, the Company receives cash collateral in an amount at least equal to the fair value of the securities transferred by the Company in the transaction as of the transaction date.  Cash received as collateral will be invested as needed or used for general corporate purposes of the Company.

Derivative Instruments

Overview:  The Company may use various derivative instruments (options, caps, floors, swaps, foreign currency forwards and futures) to manage risks related to its ongoing

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

business operations.  On the transaction date of the derivative instrument, the Company designates the derivative as either (A) hedging (fair value, foreign currency fair value, cash flow, foreign currency cash flow, forecasted transactions or net investment in a foreign operation), (B) replication, (C) income generation or (D) held for other investment/risk management activities, which do not qualify for hedge accounting under SSAP No. 86, Accounting for Derivative Instruments and Hedging Activities (SSAP No. 86).

Derivative instruments used in hedging relationships are accounted for on a basis that is consistent with the hedged item (amortized cost or fair value).  Derivative instruments used in replication relationships are accounted for on a basis that is consistent with the cash instrument and the replicated asset (amortized cost or fair value).  Derivative instruments used in income generation relationships are accounted for on a basis that is consistent with the associated covered asset or underlying interest to which the derivative indicates (amortized cost or fair value).  Derivative instruments held for other investment/risk management activities receive fair value accounting.

Derivative instruments are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable.  The Company uses derivatives as hedges, consequently, when the value of the derivative changes, the value of a corresponding hedged asset or liability will move in the opposite direction.  Market risk is a consideration when changes in the value of the derivative and the hedged item do not completely offset (correlation or basis risk) which is mitigated by active measuring and monitoring.

The Company is exposed to credit-related losses in the event of non-performance by counterparties to financial instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit rating of 'A' or better.  The credit exposure of interest rate swaps and currency swaps is represented by the fair value of contracts, aggregated at a counterparty level, with a positive fair value at the reporting date.  The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets on the Company's behalf.  The posted amount is equal to the difference between the net positive fair value of the contracts and an agreed upon threshold that is based on the credit rating of the counterparty.  Inversely, if the net fair value of all contracts with this counterparty is negative, then the Company is required to post assets.

Instruments:  Interest rate swaps are the primary derivative financial instruments used in the overall asset/liability management process to modify the interest rate characteristics of the underlying asset or liability.  These interest rate swaps generally provide for the exchange of the difference between fixed and floating rate amounts based on an

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

underlying notional amount.  Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date.   Swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, on the financial statements.  If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract.  These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment.  Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

Interest rate basis swaps are used in the overall asset/liability management process to modify the interest rate characteristics of the underlying liability to mitigate the basis risk of assets and liabilities resetting on different indices. These interest rate swaps generally provide for the exchange of the difference between a floating rate on one index to a floating rate of another index, based upon an underlying notional amount.  Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged at each due date. Swaps meeting hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, on the financial statements.  If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract.  These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment.  Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

Cross currency swaps are utilized to mitigate risks when the Company holds foreign denominated assets or liabilities therefore converting the asset or liability to a US dollar (USD) denominated security. These cross currency swap agreements involve the exchange of two principal amounts in two different currencies at the prevailing currency rate at contract inception. During the life of the swap, the counterparties exchange fixed or floating rate interest payments in the swapped currencies. At maturity, the principal amounts are again swapped at a pre-determined rate of exchange. Each asset or liability is hedged individually where the terms of the swap must meet the terms of the hedged instrument.  For swaps qualifying for hedge accounting, the premium or discount is amortized into income over the life of the contract and the foreign currency translation adjustment is recorded as unrealized gain/loss in unassigned surplus.  Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.  If a swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract.  These gains and losses may be included in IMR or AVR if the hedged instrument receives that treatment.

Total return swaps are used in the asset/liability management process to mitigate the risk created when the company has issued minimum guarantee insurance contracts linked to an index.  These total return swaps generally provide for the exchange of the difference

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

between fixed leg (tied to an equity or interest rate index) and floating leg (tied to LIBOR) amounts based on an underlying notional amount (also tied to the underlying index).  Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date.   Swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, on the financial statements.  If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract.  These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment.  Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

Variance swaps are used in the asset/liability management process to mitigate the risk created when the Company has issued minimum guarantee insurance contracts linked to an index.  These variance swaps are similar to volatility options where the underlying index provides for the market value movements.  Variance swaps do not accrue interest. Typically, no cash is exchanged at the outset of initiating the variance swap, and a single receipt or payment occurs at the maturity or termination of the contract.  The variance swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, on the financial statements.  If terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract.  These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment.  Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

Futures contracts are used to hedge the liability risk associated when the Company issues products providing the customer a return based on various global equity market indices.  Futures are marked to market on a daily basis whereby a cash payment is made or received by the Company.  These payments are recognized as realized gains or losses in the financial statements.

The Company may sell products with expected benefit payments extending beyond investment assets currently available in the market.  Because assets will have to be purchased in the future to fund future liability cash flows, the Company is exposed to the risk of future investments made at lower yields than what is assumed at the time of pricing.  Forward-starting interest rate swaps are utilized to lock-in the current forward rate.  The accrual of income begins at the forward date, rather than at the inception date.  These forward-starting swaps meet hedge accounting rules and are carried at cost in the financial statements.  Gains and losses realized upon termination of the forward-starting swap are deferred and used to adjust the basis of the asset purchased in the hedged forecasted period.  The basis adjustment is then amortized into income as a yield adjustment to the asset over its life.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

The Company invests in domestic corporate debt securities denominated in U.S. dollars.  If the issuers of these debt obligations fail to make timely payments, the value of the investment declines materially. The Company manages credit default risk through the purchase of credit default swaps.   As the buyer of credit default protection, the Company will pay a premium to an approved counterparty in exchange for a contingent payment should a defined credit event occur with respect to the underlying reference entity or asset.  Typically, the periodic premium or fee is expressed in basis points per notional.  Generally, the premium payment for default protection is made periodically, although it may be paid as an up-front fee for short dated transactions. Should a credit event occur, the Company may be required to deliver the reference asset to the counterparty for par.  Alternatively, settlement may be in cash.  These credit default swaps are carried on the balance sheet at amortized cost.  Premium payments made by the Company are recognized as investment expense. If the Company is unable to prove hedge effectiveness, the credit default swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

A replication transaction is a derivative transaction entered into in conjunction with a cash instrument to reproduce the investment characteristics of an otherwise permissible investment.  The Company replicates investment grade corporate bonds by combining a AAA rated security as a cash component with a credit default swap which, in effect, converts the high quality asset into a lower rated investment grade asset.  The benefits of using the swap market to replicate credit include possible enhanced relative values as well as ease of executing larger transactions in a shortened time frame.  Generally, a premium is received by the Company on a periodic basis and recognized in investment income.  In the event the representative issuer defaults on its debt obligation referenced in the contract, a payment equal to the notional amount of the contract will be made by the Company and recognized as a capital loss.

The Company replicates hybrid fixed to floating treasuries by combining a U.S. Treasury cash component with a forward starting swap which, in effect converts a fixed U.S. Treasury into hybrid fixed to floating treasury.  The purpose of these replications is to aid duration matching between the treasuries and the supported liabilities.  Generally these swaps are carried at amortized cost with periodic interest payments beginning at a future date. Any early terminations are recognized as capital gains or losses.  The Company complies with the specific rules established in AVR for replication transactions.

The Company holds some credit default swaps linked to a collateralized debt obligation (CDO) structure.  The Company entered into these swaps as a result of market events on a liquidity facility it had entered and doesn’t intend to enter similar transactions in this current form.  Under this transaction the Company receives a fee in exchange for providing credit protection if the underlying CDO structure incurs losses greater than its

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

supporting collateral.  The fee will be recorded in investment income.   These swaps are marked to fair value in the balance sheet and the fair value adjustment is recorded in unassigned surplus.

Separate Accounts

The majority of the separate accounts held by the Company, primarily for individual policyholders as well as for group pension plans, do not have any minimum guarantees, and the investment risks associated with fair value changes are borne by the policyholder.  The assets in the accounts, carried at estimated fair value, consist of underlying mutual fund shares, common stocks, long-term bonds and short-term investments.

Certain other separate accounts held by the Company provide a minimum guaranteed return of 3% of the average investment balance to policyholders.  The assets consist of long-term bonds and short-term investments which are carried at amortized cost.

Assets held in trust for purchases of variable universal life and annuity contracts and the Company’s corresponding obligation to the contract owners are shown separately in the balance sheets. The assets in the separate accounts are valued at fair value. Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements. The investment risks associated with fair value changes of the separate accounts are borne entirely by the policyholders except in cases where minimum guarantees exist.  The Company received variable contract premiums of $9,381,447, $6,368,599 and $4,279,394 in 2011, 2010 and 2009, respectively. In addition, the Company received $494,516, $380,170 and $376,545 in 2011, 2010 and 2009, respectively, related to fees associated with investment management, administration and contractual guarantees for separate accounts.

Aggregate Reserves for Policies and Contracts

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed cash value, or the amount required by law.

The Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium for periods beyond the month of death.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958, 1980 and 2001 Commissioner’s Standard Ordinary Mortality and American Experience Mortality Tables. The reserves are calculated using interest rates ranging from 2.00 to 6.00 percent and are computed principally on the Net Level Premium Valuation and the Commissioner’s Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioner’s Reserve Valuation Method.

Additional premiums are charged or additional mortality charges are assessed for policies issued on substandard lives according to underwriting classification.  Generally, mean reserves are determined by computing the regular mean reserve for the plan at the true age and holding, in addition, one-half (1/2) of the extra premium charge for the year.  For certain flexible premium and fixed premium universal life insurance products, reserves are calculated utilizing the Commissioner’s Reserve Valuation Method for universal life policies and recognizing any substandard ratings.

Deferred annuity reserves are calculated according to the Commissioner’s Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with and without life contingencies are equal to the present value of future payments assuming interest rates ranging from 2.00 to 11.25 percent and mortality rates, where appropriate, from a variety of tables.

Annuity reserves also include guaranteed investment contracts (GICs) and funding agreements classified as life-type contracts as defined in SSAP No. 50, Classifications and Definitions of Insurance or Managed Care Contracts In Force.  These liabilities have annuitization options at guaranteed rates and consist of floating interest rate and fixed interest rate contracts. The contract reserves are carried at the greater of the account balance or the value as determined for an annuity with cash settlement options, on a change in fund basis, according to the Commissioner’s Annuity Reserve Valuation Method.

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required mid-terminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

Tabular interest, tabular less actual reserves released and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies has also been determined primarily by formula.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

During 2010, the Company reported a decrease in reserves on account of changes in valuation bases of $3,642 due to continued conversion from the spreadsheet-based balance roll forward method of valuation of single premium group annuity (SPGA) products to a seriatim valuation.  In addition, the Company continued to make enhancements to existing valuation platforms and converted from client based reserves to in-house seriatim calculations during 2010.  These changes resulted in an increase in reserves of $3,523.  The net change in reserves of $119 due to the conversions has been credited directly to unassigned surplus.  Related to this change was a corresponding decrease in the deferred premium asset of $2,388.  This amount was also charged directly to unassigned surplus.

During 2009, the Company implemented an improved valuation method for SPGA products.  The prior method approximated the reserve using a spreadsheet-based balance roll forward.  The current method is a seriatim valuation using a software package capable of making these calculations.  The change in valuation process resulted in an increase in reserves in the amount of $3,053.  The change in reserves has been charged directly to unassigned surplus.

During 2009, the Company reversed a change in reserve methodology implemented in 2008 pertaining to the change in valuation interest rates from those required under California insurance law to those allowed under Iowa insurance law due to the merger of Transamerica Occidental Life Insurance Company (TOLIC) into TLIC, effective October 1, 2008.  The Company changed back to valuation interest rates required under California insurance law during 2009 to meet the minimum aggregate reserve requirement for California and to preserve consistency in valuation rates and methods used for TOLIC’s California issued policies.  This change in valuation process resulted in an increase in reserves in the amount of $28,005 which has been charged directly to unassigned surplus.

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the balance sheet date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency.  The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Liability for Deposit-Type Contracts

Deposit-type contracts do not incorporate risk from the death or disability of policyholders. These types of contracts may include GICs, funding agreements and other

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

annuity contracts. Deposits and withdrawals on these contracts are recorded as a direct increase or decrease, respectively, to the liability balance and are not reported as premiums, benefits or changes in reserves in the statement of operations.

The Company issues certain funding agreements with well-defined class-based annuity purchase rates defining either specific or maximum purchase rate guarantees.  However, these funding agreements are not issued to or for the benefit of an identifiable individual or group of individuals.  These contracts are classified as deposit-type contracts in accordance with SSAP No. 50.

Municipal Reverse Repurchase Agreements

Municipal repurchase agreements are investment contracts issued to municipalities that pay either a fixed or floating rate of interest on the guaranteed deposit balance. The floating interest rate is based on a market index.  The related liabilities are equal to the policyholder deposit and accumulated interest on the contract.

These municipal repurchase agreements require a minimum of 95% of the fair value of the securities transferred to be maintained as collateral.

Premiums and Annuity Considerations

Revenues for policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and are recognized over the premium paying periods of the related policies.  Consideration received and benefits paid for annuity policies without mortality or morbidity risk are recorded using deposit accounting and recorded directly to an appropriate policy reserve account, without recognizing premium revenue.

Claims and Claim Adjustment Expense

Liabilities for losses and loss/claim adjustment expenses for accident and health contracts are estimated using statistical claim development models to develop best estimates of liabilities for medical expense business and using tabular reserves employing mortality/morbidity tables and discount rates meeting minimum regulatory requirements for other business.  The balance in the liability for unpaid accident and health claim adjustment expenses as of December 31, 2011 and 2010 was $26,608 and $25,247, respectively.

The Company incurred $10,918 and paid $9,557 of claim adjustment expenses during 2011, of which $6,748 of the paid amount was attributable to insured or covered events

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

 of prior years.  The Company incurred $12,350 and paid $10,131 of claim adjustment expenses during 2010, of which $6,838 of the paid amount was attributable to insured or covered events of prior years.  The Company did not increase or decrease the provision for insured events of prior years during 2011 or 2010.

Reinsurance

Coinsurance premiums, commissions, expense reimbursements and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Gains associated with reinsurance of in force blocks of business are included in unassigned surplus and amortized into income as earnings emerge on the reinsured block of business. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively.  Policy liabilities and accruals are reported in the accompanying financial statements net of reinsurance ceded.

Stock Option Plan, Long-Term Incentive Compensation and Stock Appreciation Rights Plans

The Company's employees participate in various stock appreciation rights (SAR) plans issued by the Company's indirect parent.  In accordance with SSAP No. 13, Stock Options and Stock Purchase Plans, the expense related to these plans for the Company's employees has been charged to the Company, with an offsetting amount credited to paid-in surplus.  No benefit or expense relating to these plans was recorded by the Company for the year ended December 31, 2011 and 2010.  The Company recorded a benefit of $214 for the year ended December 31, 2009.  In addition, the Company records an adjustment to paid-in surplus for the income tax benefit related to these plans.  The Company did not record an adjustment to paid-in surplus for the income tax effect related to these plans for the years ended December 31, 2011, 2010 or 2009.

Certain management employees of the Company participate in a stock-based long-term incentive compensation plan issued by the Company's indirect parent.  In accordance with SSAP No. 13, the expense or benefit related to this plan for the Company’s management employees has been charged to the Company, with an offsetting amount credited to paid-in surplus.  The Company recorded an accrued expense in the amount of $9,158 and $3,205 for the years ended December 31, 2011 and 2010, respectively.  The Company did not record an accrued expense related to stock-based long-term incentive compensation for the year ended December 31, 2009.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

Recent Accounting Pronouncements

Effective December 31, 2011, the Company adopted SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets – Revised.  The revisions require the Company to recognize a liability equal to the greater of (a) the fair value of the guarantee at its inception, even if the likelihood of payment under the guarantee is remote or (b) the contingent liability amount required to be recognized if it is probable that a liability has been incurred at the financial statement date and the amount of loss can reasonably be determined.  While this guidance does not exclude guarantees issued as intercompany transactions or between related parties from the initial liability recognition requirement, there are a couple exceptions.  Guarantees made to/or on behalf of a wholly-owned subsidiary and related party guarantees that are considered “unlimited” (for example, in response to a rating agency’s requirement to provide a commitment to support) are exempt from the initial liability recognition.  Additional disclosures are also required under this new guidance for all guarantees, whether or not they meet the criteria for initial liability recognition.  The adoption of this new accounting principle had no material impact to the Company’s results of operations or financial position, but did require additional disclosures regarding these guarantees.  See Note 13 on Commitments and Contingencies for further details.

Effective December 31, 2011, the Company adopted non-substantive revisions to SSAP No. 100, Fair Value Measurements, to incorporate the provisions of ASU 2010-06, Improving Disclosures about Fair Value Measurements. This revision requires, for annual statutory financial statements only, a new disclosure for assets and liabilities for which fair value is not measured and reported in the statement of financial position but is otherwise disclosed.  The adoption of these revisions had no impact to the Company’s results of operations or financial position.  See Note 4 for further details.

Effective January 1, 2012, the Company will adopt revisions to SSAP No. 100. These revisions require new disclosures of fair value hierarchy and the method used to obtain the fair value measurement, a new footnote that summarizes hierarchy levels by type of financial instrument, and gross presentation of purchases, sales, issues and settlements within the reconciliation for fair value measurements categorized within Level 3 of the hierarchy.

Effective December 31, 2011, the Company adopted non-substantive changes to SSAP No. 32, Investments in Preferred Stock (including investments in preferred stock of subsidiary, controlled, or affiliated entities). The amendment was made to clarify the definition of preferred stock.  Under the revised SSAP No. 32, a preferred stock is defined as any class or series of shares the holders of which have any preference, either as to the payment of dividends or distribution of assets on liquidation, over the holder of

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

common stock [as defined in SSAP No. 30, Investments in Common Stock (excluding investments in common stock of subsidiary, controlled, or affiliated entities)] issued by an entity.  This revised definition had no impact to the Company.

Effective January 1, 2011, the Company adopted SSAP No. 35R, Guaranty Fund and Other Assessments – Revised.  This statement modified the conditions required for recognizing a liability for insurance-related assessments and required additional disclosures.  See Note 13 for disclosures related to guaranty fund assessments. The adoption of this accounting principle had no financial impact to the Company.

Effective January 1, 2011, the Company adopted revisions to certain paragraphs of SSAP No. 43R – Loan-backed and Structured Securities to clarify the accounting for gains and losses between AVR and IMR.  The revisions clarify that an AVR/IMR bifurcation analysis should be preformed when SSAP No. 43R securities are sold (not just as a result of impairment).  These changes were applied on a prospective basis and had no financial impact to the Company upon adoption.

Effective January 1, 2011, the Company adopted revisions to SSAP No. 43R to clarify the definitions of loan-backed and structured securities.  The clarified guidance was applied prospectively and had no financial impact to the Company upon adoption.

Effective January 1, 2012, the Company will begin computing current and deferred income taxes in accordance with SSAP No. 101, Income Taxes, A Replacement of SSAP No. 10R and SSAP No. 10, Income Taxes.  This statement establishes statutory accounting principles for current and deferred federal and foreign income taxes and current state income taxes.  The effect of this statement is not expected to be material to the financial statements.

Effective December 31, 2010, the Company adopted modifications made to SSAP No. 91R, Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities.  As a result of these modifications, for securities lending programs, collateral received by the Company’s agent that can be sold or re-pledged is reported on the balance sheet.  Collateral received and reinvestment of that collateral by the Company are reflected as a one-line entry on the balance sheet (securities lending reinvested collateral assets).  A separate liability is also established to record the obligation to return the cash collateral (payable for securities lending).  This change in accounting principle increased assets and liabilities by $3,956,880 with no impact to surplus.  See Note 10 for further details.

In addition, the amendments to SSAP No. 91R resulted in cash collateral received from counterparties to derivatives contracts also being reported on the Company’s balance

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

sheet in the respective asset class in which the cash was reinvested (short-term investments and bonds).  A separate liability was established to record the obligation to return the cash collateral (Payable for derivative cash collateral). These balances were recorded on the Company’s balance sheet effective January 1, 2010 and resulted in an increase to assets of $220,439, an increase to liabilities of $215,069 and a net increase to surplus of $5,370.  The net increase to surplus is comprised of $6,403 of accumulated earnings offset by unrealized losses associated with securities that were reported at lower of cost or market at the time of adoption of $1,033.

Effective December 31, 2010, the Company adopted SSAP No. 100, including recent modifications and clarifications made to the standard.  This statement defines fair value, establishes a framework for measuring fair value and establishes disclosure requirements about fair value, and it applies under other statutory accounting pronouncements that require or permit fair value measurements.  The adoption of this new accounting principle had no impact to the Company’s results of operations or financial position.  See Note 4 for further details.

Effective December 31, 2009, the Company began computing deferred income taxes in accordance with SSAP No. 10R.  This statement establishes statutory accounting principles for current and deferred federal and foreign income taxes and current state income taxes.  This statement temporarily replaces SSAP No. 10.  Under SSAP No. 10R, gross deferred tax assets (DTAs) shall be admitted in an amount equal to the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year and the lesser of the amount of adjusted gross DTAs, expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred income tax assets, electronic data processing equipment and operating system software and any net positive goodwill that can be offset against existing gross deferred income tax liabilities (DTLs) after considering the character.  If the Company’s risk-based capital level (RBC) is above 250% where an action level could occur as a result of a trend test, the Company may elect to admit a higher amount of adjusted gross DTAs.  When elected, additional DTAs are admitted for taxes paid in prior years that can be recovered through loss carryback provisions for existing temporary differences that reverse within three years of the balance sheet date and the lesser of the remaining gross DTAs expected to be realized within three years of the balance sheet date or 15% of capital and surplus excluding any net deferred income tax assets, electronic data processing equipment and operating software and any positive net goodwill plus the amount of remaining gross DTAs that can be offset against DTLs after considering the character (i.e., ordinary versus capital) of the DTAs and DTLs.  The effect of the election of this statement is the difference between the calculation of the admitted DTA per SSAP No. 10R and the SSAP No. 10 methodology at December 31, 2011, 2010 and 2009.  As a result of this election,

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

surplus increased by $432,568, $554,923 and $295,260 at December 31, 2011, 2010 and 2009, respectively, which has been reflected as an aggregate write-in for other than special surplus funds on the 2011 financial statements.

Reclassifications

Certain reclassifications have been made to the 2010 and 2009 financial statements to conform to the 2011 presentation.

2. Prescribed and Permitted Statutory Accounting Practices

The financial statements of the Company are presented on the basis of accounting principles prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa.  The Insurance Division, Department of Commerce, of the State of Iowa recognizes only statutory accounting practices prescribed or permitted by the State of Iowa for determining and reporting the financial condition and results of operations of an insurance company, and for determining its solvency under the Iowa Insurance Law.

The State of Iowa has adopted a prescribed practice that differs from that found in the NAIC SAP related to the admission of a parental guarantee in the equity value calculation of TLIC Riverwood Reinsurance, Inc. (TRRI), a wholly owned subsidiary of the Company. As prescribed by Iowa Administrative Code 191-99.11(5), the Company is entitled to value its ownership in TRRI at a value equal to the audited statutory surplus of TRRI, which includes the parental guarantee provided by AEGON USA, LLC as an admissible asset, whereas SSAP No. 97 – Investments in Subsidiary, Controlled and Affiliated Entities, A Replacement of SSAP No. 88 would not allow the admissibility of such an asset.

The NAIC SAP has been adopted as a component of prescribed or permitted practices by the State of Iowa.  The State of Iowa has adopted a prescribed accounting practice that differs from that found in the NAIC SAP related to reserve credits and secondary guarantee reinsurance treaties.  As prescribed by Iowa Administrative Code 191-17.3(2), the Commissioner found that the Company is entitled to take reserve credit for such a reinsurance contract in the amount equal to the portion of total reserves attributable to the secondary guarantee, whereas this type of reinsurance does not meet the specific requirements of SSAP No. 61, Life, Deposit-Type and Accident and Health Reinsurance and Appendix A-791 of the NAIC SAP.

The Company, with the permission of the Commissioner of Insurance of the State of Iowa, records the value of its wholly owned foreign life insurance subsidiary,

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

Transamerica Life (Bermuda), Ltd. (TLB), based upon audited statutory equity rather than audited foreign statutory equity, utilizing adjustments as outlined in SSAP No. 97.

The State of Iowa has adopted a prescribed accounting practice that differs from that found in the NAIC SAP related to the reported value of the assets supporting the Company’s guaranteed separate accounts.  As prescribed by Iowa Administrative Code 508A.1.4, the Commissioner found that the Company is entitled to value the assets of the guaranteed separate account at amortized cost, whereas the assets would be required to be reported at fair value under SSAP No. 56, Separate Accounts, of the NAIC SAP.  There is no impact to the Company’s income or surplus as a result of utilizing this prescribed practice.

A reconciliation of the Company’s net income and capital and surplus between NAIC SAP and practices prescribed and permitted by the State of Iowa is shown below:

	2011	2010	2009
Net income (loss), State of Iowa basis	$(2,459,266)	$417,679	$(6,425)
State prescribed practice for parental guarantee	-	-	-
State prescribed practice for secondary guarantee reinsurance	-	-	-
State permitted practice for valuation of wholly-owned foreign life subsidiary	-	-	-
Net income (loss), NAIC SAP	$(2,459,266)	$417,679	$(6,425)

Statutory surplus, State of Iowa basis	$5,121,642	$4,298,124	$5,026,825
State prescribed practice for parental guarantee	(675,044)	-	-
State prescribed practice for secondary guarantee reinsurance	(3,149,987)	(2,926,627)	(2,593,154)
State permitted practice for valuation of wholly-owned foreign life subsidiary	19,129	19,656	(20,745)
Statutory surplus, NAIC SAP	$1,315,740	$1,391,153	$2,412,926

The Company entered into a retrocession reinsurance contract and subsequent novation agreements with respect to each of the unaffiliated retroceded reinsurance contracts. The retrocession reinsurance contract transferred the Company’s liabilities to SCOR SE (SCOR), a Societas Europaea organized under the laws of France, and subsequently

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)
facilitated the ultimate novation of third party retrocession reinsurance contracts in support of the exiting of the reinsurance operations.  No additional net consideration was contemplated upon execution of the novation agreements.  Therefore, the Company had the same net retained risk of zero both prior to and subsequent to the execution of the novations.

SSAP No. 61 defines novation agreements as one which extinguishes one entity’s liability and moves it to another entity, which is applicable under this situation. The retrocession agreement had all references to the Company removed and replaced with SCOR upon completion of the novations.  SSAP No. 61 does not specifically address novation and releases related to retrocession agreements, however as both cedents and retrocessionaires in this situation are a party to the agreement. Therefore, the intent of the novation and release is consistent with the application for direct, cedents application of the standard; thus, the Company reported the novation and release similar to a novation, as outlined in paragraphs 53-56 of SSAP No. 61, with direct adjustments to the balance sheet.

3. Accounting Changes and Correction of Errors

During 2009, the Company corrected the financial statement presentation of the preferred treasury stock.  On December 19, 2007, the Company repurchased 57,340 shares of its Series B preferred shares for $573,400.  The par value of the Series B preferred shares is $10 per share and the liquidation value is also $10 per share.  At December 31, 2007, the financial statement of the Company appropriately presented the $573,400 as preferred treasury stock.  Due to the merger of Life Investors Insurance Company of America (LIICA) and TOLIC into the Company on October 2, and October 1, 2008, respectively, Transamerica Corporation (TA Corp) was issued 86,590 shares of Series B preferred stock.  Rather than reflecting the Series B preferred stock issued as first a reduction of treasury stock, with the remaining shares issued to TA Corp presented as additional shares issued and outstanding, the Company incorrectly presented the entire amount of the 86,590 shares issued to TA Corp as newly issued and outstanding shares.  During 2009, the Company corrected the presentation of the Series B preferred shares, which resulted in a reduction of $573,400 to treasury stock and a reduction in the preferred capital stock line of $573, with an offset to gross paid-in capital.  There was no net surplus impact to the Company due to this correction.

4. Fair Values of Financial Instruments

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

Cash, Cash Equivalents and Short-Term Investments: The carrying amounts reported in the accompanying balance sheets for these financial instruments approximate their fair values.

Bonds and Stocks:  The NAIC allows insurance companies to report the fair value determined by the SVO or to determine the fair value by using a permitted valuation method.  The fair values of bonds and stocks are reported or determined using the following pricing sources:  indexes, third party pricing services, brokers, external fund managers and internal models.

For fixed maturity securities (including redeemable preferred stock) not actively traded, fair values are estimated using values obtained from independent pricing services, or, in the case of private placements, estimated by discounting the expected future cash flows using current market rates applicable to the coupon rate, credit and maturity of the investments.

Short-Term Notes Receivable from Affiliates:  The carrying amounts reported in the accompanying balance sheets for these financial instruments approximate their fair value.

Mortgage Loans on Real Estate: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans.

Policy Loans: The fair value of policy loans is assumed to equal their carrying amount.

Securities Lending Reinvested Collateral:  The cash collateral from securities lending is reinvested in various short-term and long-term debt instruments.  The fair values of these investments are determined using the methods described above under Cash, Cash Equivalents and Short-Term Investments and Bonds and Stocks.

Other Invested Assets: The fair values for other invested assets, which include investments in surplus notes issued by other insurance companies and fixed or variable rate investments with underlying characteristics of bonds were determined primarily by using indexes, third party pricing services and internal models.

Derivative Financial Instruments: The estimated fair values of interest rate caps and options are based upon the latest quoted market price at the balance sheet date.  The estimated fair values of swaps, including interest rate and currency swaps, are based on pricing models or formulas using current assumptions.  The estimated fair values of

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

credit default swaps are based upon the pricing differential as of the balance sheet date for similar swap agreements.

Investment Contract Liabilities: Fair values for the Company’s liabilities under investment contracts, which include GICs and funding agreements, are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.  For investment contracts with no defined maturity, fair value is estimated to be the present surrender value.

Deposit-Type Contracts:  The carrying amounts of deposit-type contracts reported in the accompanying balance sheets approximate their fair values.

Separate Account Assets and Annuity Liabilities: The fair value of separate account assets are based on quoted market prices. The fair value of separate account annuity liabilities approximate the fair value of the separate account assets less a provision for the present value of future profits related to the underlying contracts.

Surplus Notes:  Fair values for surplus notes are estimated using a discounted cash flow analysis based on the Company’s current incremental borrowing rate for similar types of borrowing arrangements.

Receivable From/Payable to Parents, Subsidiaries and Affiliates: The carrying amount of receivable from/payable to affiliates approximates their fair value.

Fair values for the Company’s insurance contracts other than investment-type contracts (including separate account universal life liabilities) are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, such that the Company’s exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

The following sets forth a comparison of the fair values and carrying amounts of the Company’s financial instruments:

	December 31
	2011		2010
	Carrying	Estimated	Carrying	Estimated
	Amount	Fair Value	Amount	Fair Value
Admitted assets
Cash, cash equivalents and short-term investments, other than affiliates	$2,931,352 $	2,931,352	$1,303,081 $	1,303,081
Short-term notes receivable from affiliates	185,100	185,100	270,000	270,000
Bonds, other than affiliates	39,722,288	41,859,958	46,921,343	46,976,603
Preferred stocks, other than affiliates	138,596	149,539	123,925	121,878
Common stocks, other than affiliates	229,973	229,973	358,631	358,631
Mortgage loans on real estate, other than affiliates	6,758,752	7,294,113	8,027,115	8,325,341
Other invested assets	159,011	165,273	181,095	177,761
Options	-	-	1,462	1,462
Interest rate swaps	233,642	1,950,058	93,428	738,394
Currency swaps	8,239	59,431	7,425	75,889
Credit default swaps	6,603	5,389	4,687	6,402
Foreign currency forward	-	-	123	123
Policy loans	727,684	727,684	746,677	746,677
Securities lending reinvested collateral	3,520,304	3,517,849	3,956,880	3,954,149
Receivable from parent, subsidiaries and affiliates	154,163	154,163	248,839	248,839
Separate account assets	41,473,473	41,473,473	38,370,952	38,370,952

Liabilities
Investment contract liabilities	16,415,861	17,090,179	19,741,412	20,176,069
Options	-	-	462	462
Interest rate swaps	46,960	456,325	90,380	406,262
Currency swaps	40,536	75,759	118,187	138,305
Credit default swaps	19,739	27,931	11,988	10,000
Foreign currency forward	-	-	154	154
Payable to parent, subsidiaries and affiliates	243,112	243,112	476,976	476,976
Separate account annuity liabilities	33,308,199	33,311,319	30,301,261	30,299,758
Surplus notes	150,000	153,819	150,000	151,932

The fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

Determination of fair value

The fair values of financial instruments are determined by management after taking into consideration several sources of data.  When available, the Company uses quoted market prices in active markets to determine the fair value of its investments.  The Company’s valuation policy utilizes a pricing hierarchy which dictates that publicly available prices are initially sought from indices and third-party pricing services.  In the event that pricing is not available from these sources, those securities are submitted to brokers to obtain quotes.  Lastly, securities are priced using internal cash flow modeling techniques.  These valuation methodologies commonly use reported trades, bids, offers, issuer spreads, benchmark yields, estimated prepayment speeds, and/or estimated cash flows.

To understand the valuation methodologies used by third-party pricing services, the Company reviews and monitors their applicable methodology documents.  Any changes to their methodologies are noted and reviewed for reasonableness.  In addition, the Company performs in-depth reviews of prices received from third-party pricing services on a sample basis.  The objective for such reviews is to demonstrate that the Company can corroborate detailed information such as assumptions, inputs and methodologies used in pricing individual securities against documented pricing methodologies.  Only third-party pricing services and brokers with a substantial presence in the market and with appropriate experience and expertise are used.

Each month, the Company performs an analysis of the information obtained from indices, third-party services, and brokers to ensure that the information is reasonable and produces a reasonable estimate of fair value.  The Company considers both qualitative and quantitative factors as part of this analysis, including but not limited to, recent transactional activity for similar securities, review of pricing statistics and trends, and consideration of recent relevant market events.  Other controls and procedures over pricing received from indices, third-party pricing services, or brokers include validation checks such as exception reports which highlight significant price changes, stale prices or un-priced securities.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

Fair value hierarchy

The Company's financial assets and liabilities carried at fair value are classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100.  The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets and liabilities (Level 1), and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s or a liability’s classification is based on the lowest level input that is significant to its measurement.  For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and 2) and unobservable (Level 3).  The levels of the fair value hierarchy are as follows:

Level 1 -	Unadjusted quoted prices for identical assets or liabilities in active marketsaccessible at the measurement date.

Level 2 -
Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability.  Level 2 inputs include the following:

a)	Quoted prices for similar assets or liabilities in active markets
b)	Quoted prices for identical or similar assets or liabilities in non-active markets
c)	Inputs other than quoted market prices that are observable
d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means

Level 3 -
Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.  They reflect the Company’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

The Company accounts for its investments in affiliated common stock using the equity method of accounting; as such, they are not included in the following disclosures as they are not carried at fair value on the balance sheet.

The Company accounts for derivatives that receive and pass hedge accounting in the same manner as the underlying hedged instrument.  If that instrument is held at amortized cost, then the derivative is also held at amortized cost and therefore is not carried at fair value on the balance sheet.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

The following tables provide information about the Company’s financial assets and liabilities measured at fair value as of December 31, 2011 and 2010:

	2011
	Level 1	Level 2	Level 3	Total
Assets:
Bonds
Government	$-	$63	$-	$63
Industrial and miscellaneous	-	193,110	32,248	225,358
Hybrid securities	-	3,570	-	3,570
Total bonds	-	196,743	32,248	228,991
Preferred stock
Industrial and miscellaneous	-	13,486	1,236	14,722
Total preferred stock	-	13,486	1,236	14,722
Common stock
Mutual funds	357	68	-	425
Industrial and miscellaneous	51,646	334	177,568	229,548
Total common stock	52,003	402	177,568	229,973
Short-term investments
Government	-	33,156	-	33,156
Industrial and miscellaneous	-	1,736,611	-	1,736,611
Mutual funds	-	615,179	-	615,179
Sweep accounts	-	42,256	-	42,256
Total short-term investments	-	2,427,202	-	2,427,202
Derivative assets	-	170,617	2,153	172,770
Separate account assets	35,108,598	5,006,378	746,827	40,861,803
Total assets	$35,160,601	$7,814,828	$960,032	$43,935,461
Liabilities:
Derivative liabilities	$-	$19,648	$11,786	$31,434
Separate account liabilities	9,723	4,406	-	14,129
Total liabilities	$9,723	$24,054	$11,786	$45,563

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

	2010
	Level 1	Level 2	Level 3	Total
Assets:
Bonds
Industrial and miscellaneous	$-	$143,201	$59,357	$202,558
Hybrid securities	-	7,069	-	7,069
Total bonds	-	150,270	59,357	209,627
Preferred stock
Industrial and miscellaneous	-	-	1,236	1,236
Total preferred stock	-	-	1,236	1,236
Common stock
Mutual funds	40,951	68	-	41,019
Industrial and miscellaneous	90,568	160	226,884	317,612
Total common stock	131,518	228	226,884	358,631
Short-term investments
Government	-	65,069	-	65,069
Industrial and miscellaneous	-	768,270	-	768,270
Mutual funds	-	465,525	-	465,525
Sweep accounts	-	64,484	-	64,484
Total short-term investments	-	1,363,348	-	1,363,348
Derivative assets	-	3,469	-	3,469
Separate account assets	31,597,665	5,398,091	793,212	37,788,968
Total assets	$31,729,183	$6,915,406	$1,080,689	$39,725,279
Liabilities:
Derivative liabilities	$-	$24,705	$4,600	$29,305
Separate account liabilities	7,302	5,405	-	12,707
Total liabilities	$7,302	$30,110	$4,600	$42,012

Bonds classified in Level 2 are valued using inputs from third party pricing services or broker quotes.  Level 3 measurements for bonds are primarily those valued using broker quotes or internal modeling which utilize inputs that are not market observable.

Preferred stock in Level 3 is being internally calculated.

Common stock in Level 3 is comprised primarily of shares in the Federal Home Loan Bank (FHLB) of Des Moines, which are valued at par as a proxy for fair value as a result of restrictions that allow redemptions only by FHLB.  In addition, the Company owns common stock being carried at book value and some warrants that are valued using broker quotes.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

Short-term investments are classified as Level 2 as they are carried at amortized cost, which approximates fair value.

Derivatives classified as Level 2 represent over-the-counter (OTC) contracts valued using pricing models based on the net present value of estimated future cash flows, directly observed prices from exchange-traded derivatives, other OTC trades or external pricing services.  The Level 3 derivative liability is a credit swap calculated by simulation using a series of market-consistent inputs to model the dynamics of the swap.  The inputs are taken from market instruments to the extent that they exist.

Separate account assets are valued and classified in the same way as general account assets (described above).  For example, separate account assets in Level 3 are those valued using broker quotes or internal modeling which utilize unobservable inputs.

The following tables summarize the changes in assets and liabilities classified in Level 3 for 2011 and 2010:

				Total Gains	Total Gains	Purchases,
	Balance at	Transfers	Transfers	and (Losses)	and (Losses)	Issuances,	Balance at
	January 1,	into	out of	Included in	Included in	Sale s and	December 31,
	2011	Level 3	Level 3	Net income	Surplus	Settlements	2011
Bonds
RMBS	$51,719	$16,364	$24,461	$(4,042)	$3,757	$(16,616)	$26,721
Other	7,638	1	870	(232)	355	(1,365)	5,527
Preferred stock	1,236	-	-	-	-	-	1,236
Common stock	226,884	644	1,619	(206)	(345)	(47,790)	177,568
Derivative liabilities	(4,600)	-	-	-	(7,209)	2,176	(9,633)
Separate account assets	793,212	33,755	26,894	(58,033)	(538)	5,325	746,827
Total	$1,076,089	$50,764	$53,844	$(62,513)	$(3,980)	$(58,270)	$948,246

				Total Gains	Total Gains	Purchases,
	Balance at	Transfers	Transfers	and (Losses)	and (Losses)	Issuances,	Balance at
	January 1,	into	out of	Included in	Included in	Sales and	December 31,
	2010	Level 3	Level 3	Net income	Surplus	Settlements	2010
Bonds
RMBS	$19,291	$30,955	$5,802	$(21,711)	$14,201	$14,785	$51,719
Other	144,501	10,365	60,223	(7,297)	(1,407)	(78,301)	7,638
Preferred stock	6,162	1,236	6,162	-	(36)	36	1,236
Common stock	278,111	4,251	-	5,664	1,663	(62,805)	226,884
Other long term	32,660	-	-	130	27	(32,817)
Derivative liabilities	-	-	-	-	-	(4,600)	(4,600)
Separate account assets	936,012	-	4,382	(102,331)	273	(36,360)	793,212
Total	$1,416,737	$46,807	$76,569	$(125,545)	$14,721	$(200,062)	$1,076,089

The Company’s policy is to recognize transfers in and out of Level 3 as of the beginning of the reporting period.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

Transfers in for bonds were partly attributable to securities being valued using third party vendor inputs at December 31, 2010 and 2009, subsequently changing to being valued using broker quotes which utilize unobservable inputs, thus causing the transfer into Level 3 during 2011 and 2010, respectively. Transfers in for bonds were also the result of securities not carried at fair value as of December 31, 2010 and 2009, subsequently changing to being carried at fair value during 2011 and 2010, respectively.

Transfers out for bonds were partly attributable to securities being valued using broker quotes which utilize unobservable inputs at December 31, 2010, subsequently changing to being valued using third party vendor inputs during 2011. In addition, transfers out for bonds were attributed to securities being carried at fair value as of December 31, 2010 and 2009, subsequently changing to being carried at amortized cost during 2011 and 2010, respectively. Additionally, there were some securities that were valued using internal modeling at December 31, 2009.  Those securities were valued using third party vendor inputs at December 31, 2010.

Transfers in for preferred stock were the result of securities not carried at fair value as of December 31, 2009 subsequently changing to being carried at fair value as of December 31, 2010.  Such changes were the result of a change in the price source, change in NAIC rating and impairment.

Transfers out for preferred stock were attributable to securities being carried at fair value as of December 31, 2009, subsequently changing to being carried at amortized cost as of December 31, 2010. Such changes were the result of a change in the price source, change in NAIC rating and impairment.

Transfers in for common stock were the result of securities being valued using index pricing at December 31, 2010, subsequently being valued using unobservable inputs during 2011.  Transfers in for common stock were the result of warrants being valued using third party vendor inputs at December 31, 2009.  The valuation of those warrants changed at December 31, 2010 to using broker quotes which utilize unobservable inputs.

Transfers out for common stock were the result of securities being valued using unobservable inputs at December 31, 2010, subsequently being valued using index pricing during 2011.

Transfers in for separate account assets were attributable to bonds being valued using third party vendor inputs at December 31, 2010, subsequently changing to being valued using broker quotes which utilize unobservable inputs during 2011.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

Transfers out for separate account assets were attributable to bonds being valued using broker quotes which utilize unobservable inputs at December 31, 2010 and 2009, subsequently changing to being valued using third party vendor inputs during 2011 and 2010, respectively.

5. Investments

The carrying amounts and estimated fair value of investments in bonds and preferred stock are as follows:

			Gross	Gross
			Unrealized	Unrealized
		Gross	Losses 12	Losses less	Estimated
	Carrying	Unrealized	Months or	Than 12	Fair
	Amount	Gains	More	Months	Value
December 31, 2011
Unaffiliated bonds:
United States Government and agencies	$3,035,812	$815,740	$21	$82	$3,851,449
State, municipal and other government	631,483	38,206	15,565	9,534	644,590
Hybrid securities	498,708	3,619	130,821	11,266	360,240
Industrial and miscellaneous	22,834,539	2,481,536	94,765	94,052	25,127,258
Mortgage and other asset-backed securities	12,721,746	372,752	1,151,251	66,826	11,876,421
	39,722,288	3,711,853	1,392,423	181,760	41,859,958
Unaffiliated preferred stocks	138,596	23,703	6,745	6,015	149,539
	$39,860,884	$3,735,556	$1,399,168	$187,775	$42,009,497

			Gross	Gross
			Unrealized	Unrealized
		Gross	Losses 12	Losses less	Estimated
	Carrying	Unrealized	Months or	Than 12	Fair
	Amount	Gains	More	Months	Value
December 31, 2010
Unaffiliated bonds:
United States Government and agencies	$3,160,171	$77,718	$4,518	$75,826	$3,157,545
State, municipal and other government	836,397	49,894	19,517	6,180	860,594
Hybrid securities	1,557,055	17,968	226,807	1,009	1,347,207
Industrial and miscellaneous	27,657,173	1,553,520	106,995	230,233	28,873,465
Mortgage and other asset-backed securities	13,710,547	296,594	1,227,663	41,686	12,737,792
	46,921,343	1,995,694	1,585,500	354,934	46,976,603
Unaffiliated preferred stocks	123,925	9,783	10,723	1,107	121,878
	$47,045,268	$2,005,477	$1,596,223	$356,041	$47,098,481

At December 31, 2011 and 2010, respectively, for bonds and preferred stocks that have been in a continuous loss position for greater than or equal to twelve months, the Company held 593 and 784 securities with a carrying amount of $6,503,336 and

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

$9,237,482 and an unrealized loss of $1,399,168 and $1,596,223 with an average price of 78.5 and 82.7 (fair value/amortized cost).  Of this portfolio, 58.7% and 67.8% were investment grade with associated unrealized losses of $544,964 and $750,760, respectively.

At December 31, 2011 and 2010, respectively, for bonds and preferred stocks that have been in a continuous loss position for less than twelve months, the Company held 568 and 1,224 securities with a carrying amount of $3,644,457 and $10,099,730 and an unrealized loss of $187,775 and $356,041 with an average price of 94.9 and 96.5 (fair value/amortized cost).  Of this portfolio, 84.8% and 97.3% were investment grade with associated unrealized losses of $146,947 and $345,226, respectively.

At December 31, 2011 and 2010, respectively, for common stocks that have been in a continuous loss position for greater than or equal to twelve months, the Company held 2 and 2 securities with a cost of $2 and $15 and an unrealized loss of $1 and $9 with an average price of 50.6 and 38.2 (fair value/cost).

At December 31, 2011 and 2010, respectively, for common stocks that have been in a continuous loss position for less than twelve months, the Company held 19 and 25 securities with a cost of $2,748 and $23,086 and an unrealized loss of $429 and $1,002 with an average price of 84.4 and 95.7 (fair value/cost).

The estimated fair value of bonds, preferred stocks and common stocks with gross unrealized losses at December 31, 2011 and 2010 is as follows:

	Losses 12 Months or More	Losses Less Than 12 Months	Total
December 31, 2011 Unaffiliated bonds:
United States Government and agencies	$646	$20,862	$21,508
State, municipal and other government	68,172	100,616	168,788
Hybrid securities	208,545	98,932	307,477
Industrial and miscellaneous	874,324	2,083,289	2,957,613
Mortgage and other asset-backed securities	3,943,571	1,114,649	5,058,220
	5,095,258	3,418,348	8,513,606
Unaffiliated preferred stocks	8,909	38,333	47,242
Unaffiliated common stocks	1	2,318	2,319
	$5,104,168	$3,458,999	$8,563,167

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

	Losses 12 Months or More	Losses Less Than 12 Months	Total
December 31, 2011 Unaffiliated bonds:
United States Government and agencies	$237,897	$1,386,362	$1,624,259
State, municipal and other government	97,950	169,282	267,232
Hybrid securities	1,043,259	37,791	1,081,050
Industrial and miscellaneous	1,036,864	6,796,934	7,833,798
Mortgage and other asset-backed securities	5,180,283	1,342,227	6,522,510
	7,596,253	9,732,596	17,328,849
Unaffiliated preferred stocks	45,006	11,093	56,099
Unaffiliated common stocks	6	22,084	22,090
	$7,641,265	$9,765,773	$17,407,038

The carrying amount and estimated fair value of bonds at December 31, 2011, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

	Carrying Amount	Estimated Fair Value
Due in one year or less	$1,070,689 $	1,089,075
Due after one year through five years	7,435,637	7,844,830
Due after five years through ten years	7,024,770	7,551,601
Due after ten years	11,469,446	13,498,031
	27,000,542	29,983,537
Mortgage and other asset-backed securities	12,721,746	11,876,421
	$39,722,288 $	41,859,958

For impairment policies related to non-structured and structured securities, refer to Note 1 under Investments.

Banking

At December 31, 2011 the Company’s banking sector portfolio had investments in an unrealized loss position which had a fair value of $1,295,175 and a carrying value of $1,575,241, resulting in a gross unrealized loss of $280,066.  The banking sub-sector in the Company’s portfolio is large, diverse and of high quality. The unrealized losses in the banking sub-sector primarily reflect the size of the Company’s holdings, low floating rate

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

coupons on some securities and credit spread widening in the sector due to the European Sovereign debt crisis as well as residual impact from the U.S. financial crisis.

As a whole, the sub-sector remained volatile in 2011 as financial bail-outs in Greece, Ireland and Portugal led to fears that Italy and Spain may require similar International bail-outs. European banks hold a significant amount of sovereign debt on their balance sheets.  Subordinated securities, specifically, have become a target for liability management exercises by some European banks as they attempt to raise core Tier 1 ratios to 9% by June 2012, as required by the European Banking Authority.  Deeply subordinated securities became more volatile following successful attempts by the European Commission to impose “burden sharing” on the subordinated securities of those banks receiving significant state-aid as a result of the 2008 financial crisis. Furthermore, proposed legislation in the U.S. and Europe could give governments wide discretion to impose “burden sharing” on both senior and subordinated bondholders in order to quickly stabilize or wind-up troubled banks. While these measures have made existing subordinated securities more volatile in the near-term, new, more stringent global legislation on bank capital and liquidity requirements is intended to reduce overall risk in the sector going forward. Furthermore, central banks appear committed to providing liquidity to the market and, as a result, asset write-downs and credit losses have diminished substantially in all but the most troubled countries. The value of the Company’s investments in deeply subordinated securities in the financial services sector may be significantly impacted if issuers of certain securities with optional deferral features exercise the option to defer coupon payments or are required to defer as a condition of receiving government aid.  The Company evaluated the near-term prospects of the issuers in relation to the severity and duration of the unrealized loss and does not consider those investments to be impaired as of December 31, 2011.

Subprime Mortgages

At December 31, 2011, the Company’s asset-backed securities (ABS) subprime mortgages portfolio had investments in an unrealized loss position which had a fair value of $782,802 and a carrying value of $957,131, resulting in a gross unrealized loss of $174,329. The unrealized loss in the sector is primarily a result of the housing downturn the United States has experienced since 2007.  Even with the stabilization over the past two years, fundamentals in ABS subprime mortgages continue to be weak, which impacts the magnitude of the unrealized loss. Delinquencies and severities in property liquidations remain at an elevated level, while prepayments remain at historically low levels.  Due to the weak fundamental situation, reduced liquidity and the requirement for higher yields due to market uncertainty, credit spreads remain elevated across the asset class.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

The Company does not currently invest in or originate whole loan residential mortgages. The Company categorizes ABS issued by a securitization trust as having subprime mortgage exposure when the average credit score of the underlying mortgage borrowers in a securitization trust is below 660 at issuance. The Company also categorizes ABS issued by a securitization trust with second lien mortgages as subprime mortgage exposure, even though a significant percentage of second lien mortgage borrowers may not necessarily have credit scores below 660 at issuance. The Company does not have any “direct” residential mortgages to subprime borrowers outside of the ABS structures.

All ABS subprime mortgage securities are monitored and reviewed on a monthly basis.  Detailed cash flow models using the current collateral pool and capital structure on the portfolio are reviewed quarterly.  Model output is generated under base and stress-case scenarios. The Company’s internal ABS-housing asset specialists utilize widely recognized industry modeling software to perform a loan-by-loan, bottom-up approach to modeling. Key assumptions used in the models are projected defaults, loss severities and prepayments. Each of these key assumptions varies greatly based on the significantly diverse characteristics of the current collateral pool for each security. Loan-to-value, loan size and borrower credit history are some of the key characteristics used to determine the level of assumption that is utilized. Defaults were estimated by identifying the loans that are in various delinquency buckets and defaulting a certain percentage of them over the near-term and long-term. Assumed defaults on delinquent loans are dependent on the specific security’s collateral attributes and historical performance.

Loss severity assumptions were determined by observing historical rates from broader market data and by adjusting those rates for vintage specific pool performance, collateral type, mortgage insurance and estimated loan modifications. Prepayments were estimated by examining historical averages of prepayment activity on the underlying collateral. Once the entire pool is modeled, the results are closely analyzed by the Company’s internal asset specialist to determine whether or not the particular tranche or holding is at risk for not collecting all contractual cash flows, taking into account the seniority and other terms of the tranches held.

If cash flow models indicate a credit event will impact future cash flows and the Company does not have the intent to sell the tranche or holding and does have the intent and ability to hold the security, the security is impaired to discounted cash flows. As the remaining unrealized losses in the ABS subprime mortgage portfolio relate to holdings where the Company expects to receive full principal and interest, the Company does not consider the underlying investments to be impaired as of December 31, 2011.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

Residential Mortgage-Backed Securities (RMBS) Sector

At December 31, 2011, the Company’s RMBS sector portfolio had investments in an unrealized loss position which had a fair value of $1,639,555 and a carrying value of $2,295,503, resulting in a gross unrealized loss of $655,948.  RMBS are securitizations of underlying pools of residential mortgages on real estate. The underlying residential mortgages have varying credit ratings and are pooled together and sold in tranches.  The Company’s RMBS includes prime jumbo pass-throughs and collateralized mortgage obligations (CMOs), Alt-A RMBS, negative amortization RMBS, government sponsored enterprise (GSE) guaranteed pass-throughs and reverse mortgage RMBS. The unrealized loss in the sector is primarily a result of the housing downturn the United States has experienced since 2007.  Even with the stabilization over the past two years, fundamentals in RMBS continue to be weak, which impacts the magnitude of the unrealized loss. Delinquencies and severities in property liquidations remain at an elevated level, while prepayments remain at historically low levels. Due to the weak fundamental situation, reduced liquidity and the requirement for higher yields due to market uncertainty, credit spreads remain elevated across the asset class.

All RMBS securities of the Company are monitored and reviewed on a monthly basis.  Detailed cash flow models using the current collateral pool and capital structure on the portfolio are updated and reviewed quarterly. Model output is generated under base and stress-case scenarios.  The Company’s internal RMBS asset specialists utilize widely recognized industry modeling software to perform a loan-by-loan, bottom-up approach to modeling. Key assumptions used in the models are projected defaults, loss severities and prepayments. Each of these key assumptions varies greatly based on the significantly diverse characteristics of the current collateral pool for each security. Loan-to-value, loan size and borrower credit history are some of the key characteristics used to determine the level of assumption that is utilized. Defaults were estimated by identifying the loans that are in various delinquency buckets and defaulting a certain percentage of them over the near-term and long-term. Assumed defaults on delinquent loans are dependent on the specific security’s collateral attributes and historical performance.

Loss severity assumptions were determined by obtaining historical rates from broader market data and by adjusting those rates for vintage, specific pool performance, collateral type, mortgage insurance and estimated loan modifications. Prepayments were estimated by examining historical averages of prepayment activity on the underlying collateral. Once the entire pool is modeled, the results are closely analyzed by the Company’s internal asset specialists to determine whether or not the particular tranche or holding is at risk for not collecting all contractual cash flows, taking into account the seniority and other terms of the tranches held.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

If cash flow models indicate a credit event will impact future cash flows and the Company does not have the intent to sell the tranche or holding and does have the intent and ability to hold the security, the security is impaired to discounted cash flows. As the remaining unrealized losses in the RMBS portfolio relate to holdings where the Company expects to receive full principal and interest, the Company does not consider the underlying investments to be impaired as of December 31, 2011.

The following tables provide the aggregate totals for loan-backed securities with a recognized other-than-temporary impairment (OTTI) due to intent to sell or lack of intent and ability to hold, in which the security is written down to fair value.

	Amortized Cost	OTTI Recognized in Loss
	Basis Before OTTI	Interest	Non-interest	Fair Value
Year Ended December 31, 2011
OTTI recognized 1st quarter:
Intent to sell	$4,977	$660	$-	$4,317
Total 1st quarter OTTI on loan-backed securities	4,977	660	-	4,317
OTTI recognized 3rd quarter:
Intent to sell	160,578	5,973		154,605
Total 3rd quarter OTTI on loan-backed securities	160,578	5,973	-	154,605
Aggregate total	$165,555	$6,633	$-	$158,922

	Amortized Cost	OTTI Recognized in Loss
	Basis Before OTTI	Interest	Non-interest	Fair Value
Year Ended December 31, 2010
OTTI recognized 1st quarter:
Intent to sell	$4,379	$973	$-	$3,406
Total 1st quarter OTTI on loan-backed securities	4,379	973	-	3,406
OTTI recognized 2nd quarter:
Intent to sell	17,316	301	-	17,015
Inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis	6	-	6	-
Total 2nd quarter OTTI on loan-backed securities	17,322	301	6	17,015
Aggregate total	$21,701	$1,274	$6	$20,421

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

	Amortized Cost	OTTI Recognized in Loss
	Basis Before OTTI	Interest	Non-interest	Fair Value
Year Ended December 31, 2009
OTTI recognized 3rd quarter:
Intent to sell	$21,033	$-	$5,508	$15,525
Total 3rd quarter OTTI on loan-backed securities	21,033	-	5,508	15,525
OTTI recognized 4th quarter:
Intent to sell	179,064	-	66,154	112,910
Total 4th quarter OTTI on loan-backed securities	179,064	-	66,154	112,910
Aggregate total	$200,097	$-	$71,662	$128,435

The following tables provide the aggregate totals for loan-backed securities with a recognized OTTI due to the Company’s cash flow analysis, in which the security is written down to estimated future cash flows discounted at the security’s effective yield.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

	Amortized Cost
	before Current		Amortized Cost
	Period OTTI	Recognized OTTI	After OTTI	Fair Value
Year ended December 31, 2011
1st quarter present value of cash flows expected to be less than the amortized cost basis	$350,420	$11,851	$338,569	$224,716
2nd quarter present value of cash flows expected to be less than the amortized cost basis	483,217	23,151	460,066	303,615
3rd quarter present value of cash flows expected to be less than the amortized cost basis	483,427	12,763	470,664	287,099
4th quarter present value of cash flows expected to be less than the amortized cost basis	583,778	29,379	554,399	398,138
Aggregate total	$1,900,842	$77,144	$1,823,698	$1,213,568

	Amortized Cost before Current Period OTTI	Recognized OTTI	Amortized Cost After OTTI	Fair Value
Year ended December 31, 2010
1st quarter present value of cash flows expected to be less than the amortized cost basis	$578,055	$55,253	$522,802	$330,810
2nd quarter present value of cash flows expected to be less than the amortized cost basis	343,146	24,294	318,852	217,741
3rd quarter present value of cash flows expected to be less than the amortized cost basis	648,299	44,545	603,754	489,879
4th quarter present value of cash flows expected to be less than the amortized cost basis	744,823	29,278	715,545	563,667
Aggregate total	$2,314,323	$153,370	$2,160,953	$1,602,097

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

The following loan-backed and structured securities were held at December 31, 2011, for which an OTTI had been previously recognized:

CUSIP	Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized OTTI	Amortized Cost After OTTI	Fair Value at Time of OTTI	Quarte in which Impairment Occurred
000759BP4	$636	$575	$61	$575	$596	1Q 2011
02146QAB9	70,359	68,745	1,614	68,745	38,728	1Q 2011
02146QAD5	39,209	38,422	787	38,422	23,134	1Q 2011
05951VAV1	50,127	49,693	434	49,693	36,948	1Q 2011
12667GXW8	20,351	20,185	166	20,185	17,916	1Q 2011
12668WAC1	12,000	11,713	287	11,713	6,354	1Q 2011
12669GTS0	43,618	42,859	759	42,859	23,303	1Q 2011
14984WAA8	7,559	7,446	113	7,446	6,053	1Q 2011
45661EAE4	2,499	1,726	773	1,726	1,584	1Q 2011
525221GR2	1,281	935	346	935	823	1Q 2011
525221HE0	3,197	2,782	415	2,782	4,994	1Q 2011
70557RAB6	31,956	31,770	186	31,770	22,910	1Q 2011
75970JAJ5	4,756	4,657	99	4,657	3,022	1Q 2011
75971EAF3	6,002	5,832	170	5,832	3,548	1Q 2011
76110G3H2	2,794	957	1,837	957	1,715	1Q 2011
76110WPD2	2,513	2,396	117	2,396	2,421	1Q 2011
761118VY1	20,054	19,668	386	19,668	10,670	1Q 2011
81379EAD4	3,256	2,091	1,165	2,091	338	1Q 2011
83611XAE4	1,051	333	718	333	280	1Q 2011
86358EZU3	5,921	4,980	941	4,980	2,029	1Q 2011
871928AX5	4,227	3,582	645	3,582	3,582	1Q 2011
749248AG5	14,227	14,034	193	14,034	12,482	1Q 2011
75970QAD2	7,057	6,770	287	6,770	4,870	1Q 2011
045427AE1	1,865	1,490	375	1,490	893	2Q 2011
12638DAA4	86,532	83,834	2,698	83,834	74,622	2Q 2011
12640PAA3	6,639	6,345	294	6,345	6,562	2Q 2011
126670ZN1	21,165	19,024	2,141	19,024	4,055	2Q 2011
12668WAC1	20,241	20,000	241	20,000	10,222	2Q 2011
126694A32	14,807	14,701	106	14,701	8,458	2Q 2011
12669GTS0	41,692	36,985	4,707	36,985	19,529	2Q 2011
225470T94	5,822	5,751	71	5,751	5,035	2Q 2011
22942KCA6	17,023	15,111	1,912	15,111	12,886	2Q 2011
3622NAAE0	56,897	54,879	2,018	54,879	33,811	2Q 2011
36245CAC6	791	737	54	737	220	2Q 2011
41161MAC4	50,636	49,540	1,096	49,540	30,482	2Q 2011
46628SAJ2	8,682	8,522	160	8,522	5,898	2Q 2011
52524MAW9	9,284	8,219	1,065	8,219	4,938	2Q 2011
550279BA0	25,520	24,577	943	24,577	15,391	2Q 2011
61754HAB8	2,086	2,056	30	2,056	1,317	2Q 2011
65536PAA8	1,661	1,630	31	1,630	915	2Q 2011
75970JAJ5	4,580	4,532	48	4,532	2,831	2Q 2011
75970QAH3	6,059	5,852	207	5,852	3,694	2Q 2011
75971EAF3	11,519	11,413	106	11,413	6,260	2Q 2011
76110G3H2	1,601	870	731	870	889	2Q 2011
761118RM2	2,770	2,728	42	2,728	1,567	2Q 2011
761118VY1	18,605	17,970	635	17,970	9,203	2Q 2011
81379EAD4	1,740	1,414	326	1,414	97	2Q 2011
83611XAE4	329	118	211	118	157	2Q 2011
86358EZU3	4,946	4,370	576	4,370	689	2Q 2011
93934FHC9	34,880	33,497	1,383	33,497	22,366	2Q 2011
93936NBC6	863	407	456	407	389	2Q 2011
749248AG5	17,308	17,277	31	17,277	15,674	2Q 2011

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

CUSIP	Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized OTTI	Amortized Cost After OTTI	Fair Value at Time of OTTI	Quarte in which Impairment Occurred
75970QAD2	$6,672	$6,218	$454	$6,218	$4,565	2Q 2011
02146QAB9	66,595	63,475	3,120	63,475	35,341	3Q 2011
02146QAD5	36,649	35,735	914	35,735	19,535	3Q 2011
026936AA2	154,988	149,463	5,525	149,463	77,940	3Q 2011
05948KV63	11,652	11,491	161	11,491	9,696	3Q 2011
12638DAA4	54,787	56,934	(2,147)	56,934	51,075	3Q 2011
12666UAC7	18,561	18,558	3	18,558	11,605	3Q 2011
12668WAC1	11,129	11,075	54	11,075	5,017	3Q 2011
126694A32	9,401	9,090	311	9,090	4,986	3Q 2011
12669GTS0	35,892	34,078	1,814	34,078	16,984	3Q 2011
14984WAA8	6,939	6,757	182	6,757	5,293	3Q 2011
225470FJ7	4,294	4,257	37	4,257	3,730	3Q 2011
225470U27	4,713	4,667	46	4,667	3,692	3Q 2011
36244SAE8	672	669	3	669	488	3Q 2011
45661EAE4	1,621	1,190	431	1,190	763	3Q 2011
65536PAA8	1,265	1,232	33	1,232	604	3Q 2011
75970JAJ5	4,448	4,387	61	4,387	2,509	3Q 2011
75970QAH3	5,736	5,668	68	5,668	3,292	3Q 2011
75971EAF3	5,552	5,473	79	5,473	2,623	3Q 2011
761118RM2	2,637	2,568	69	2,568	1,387	3Q 2011
761118VY1	17,391	17,101	290	17,101	8,517	3Q 2011
81379EAD4	1,743	669	1,074	669	66	3Q 2011
92922FZ27	20,331	20,154	177	20,154	18,067	3Q 2011
93936NBC6	323	97	226	97	77	3Q 2011
75970QAD2	6,107	5,878	229	5,878	3,811	3Q 2011
17311QAA8	23,608	21,769	1,839	21,769	21,769	3Q 2011
002927AA9	1,207	930	277	930	930	3Q 2011
02146QAC7	33,428	32,478	950	32,478	14,430	4Q 2011
05948KL31	14,784	14,778	6	14,778	11,547	4Q 2011
059494AA2	32,494	31,969	525	31,969	24,787	4Q 2011
12638DAA4	55,461	53,176	2,285	53,176	49,194	4Q 2011
12640PAA3	6,122	5,942	180	5,942	6,115	4Q 2011
12667G5G4	15,321	14,995	326	14,995	14,377	4Q 2011
12668RAA6	24,029	23,537	492	23,537	11,676	4Q 2011
12668WAC1	10,903	10,666	237	10,666	4,723	4Q 2011
126694A32	37,195	36,657	538	36,657	19,337	4Q 2011
12669GTS0	33,195	31,654	1,541	31,654	13,920	4Q 2011
225470FJ7	4,254	3,968	286	3,968	3,712	4Q 2011
225470YD9	44,143	41,031	3,112	41,031	39,881	4Q 2011
32027LAG0	57	1	56	1	-	4Q 2011
35729PPC8	629	478	151	478	235	4Q 2011
3622NAAE0	54,725	53,750	975	53,750	33,707	4Q 2011
41161MAC4	47,897	45,318	2,579	45,318	25,821	4Q 2011
525170CG9	87	84	3	84	66	4Q 2011
52522QAM4	92,552	86,587	5,965	86,587	68,719	4Q 2011
65536PAA8	1,209	1,196	13	1,196	494	4Q 2011
74925FAA1	12,139	11,693	446	11,693	11,226	4Q 2011
75970QAH3	5,559	5,520	39	5,520	3,160	4Q 2011
75971EAF3	5,387	5,294	93	5,294	2,461	4Q 2011
761118AH1	25,892	25,531	361	25,531	24,066	4Q 2011
81378KAC3	11,316	5,016	6,300	5,016	6,463	4Q 2011
81379EAD4	655	57	598	57	44	4Q 2011

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

CUSIP	Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized OTTI	Amortized Cost After OTTI	Fair Value at Time of OTTI	Quarte in which Impairment Occurred
83611XAE4	$107	$36	$71	$36	$18	4Q 2011
12669F2J1	6,472	5,885	587	5,885	3,699	4Q 2011
75970QAD2	5,774	5,550	224	5,550	3,679	4Q 2011
48123HAA1	1,991	1,551	440	1,551	580	4Q 2011
000759BP4	788	785	3	785	625	1Q 2010
02148AAA4	51,172	50,652	520	50,652	33,152	1Q 2010
02148YAJ3	8,309	8,128	181	8,128	6,809	1Q 2010
045427AE1	3,371	1,805	1,566	1,805	610	1Q 2010
12640PAA3	9,684	9,480	204	9,480	8,902	1Q 2010
126670ZN1	26,523	21,352	5,171	21,352	3,899	1Q 2010
12667G5G4	20,112	19,900	212	19,900	17,911	1Q 2010
126685DZ6	6,759	6,287	472	6,287	5,438	1Q 2010
225470FJ7	6,264	6,146	118	6,146	5,130	1Q 2010
225470YD9	60,770	59,922	848	59,922	37,312	1Q 2010
22942KCA6	22,560	22,305	255	22,305	16,542	1Q 2010
23245CAF7	256	246	10	246	586	1Q 2010
32027LAG0	110	94	16	94	57	1Q 2010
32028TAF4	171	85	86	85	100	1Q 2010
35729PPZ7	17,077	14,880	2,197	14,880	248	1Q 2010
361856EC7	25,782	25,461	321	25,461	16,478	1Q 2010
3622MAAF8	205	134	71	134	52	1Q 2010
38011AAC8	2,581	2,563	18	2,563	2,023	1Q 2010
43710LAF1	82	8	74	8	34	1Q 2010
45661EAE4	27,998	20,271	7,727	20,271	9,966	1Q 2010
46628SAJ2	10,507	10,154	353	10,154	6,420	1Q 2010
525170CG9	1,722	1,657	65	1,657	1,404	1Q 2010
525221GR2	6,622	3,934	2,688	3,934	1,875	1Q 2010
525221HE0	15,734	11,848	3,886	11,848	4,671	1Q 2010
52524MAW9	10,557	9,991	566	9,991	3,594	1Q 2010
52524YAA1	42,308	42,286	22	42,286	33,282	1Q 2010
655374AA4	2,702	2,353	349	2,353	1,117	1Q 2010
68400DAG9	2,794	1,924	870	1,924	106	1Q 2010
70557RAB6	37,812	32,192	5,620	32,192	18,685	1Q 2010
74925FAA1	17,548	16,761	787	16,761	15,542	1Q 2010
76110WPD2	3,676	3,388	288	3,388	2,855	1Q 2010
76110WQB5	15,198	14,267	931	14,267	12,048	1Q 2010
761118RM2	3,297	3,186	111	3,186	1,587	1Q 2010
761118VY1	28,164	25,601	2,563	25,601	11,604	1Q 2010
81379EAD4	5,191	3,589	1,602	3,589	99	1Q 2010
86357UAA9	23,809	21,484	2,325	21,484	16,973	1Q 2010
86357UBM2	4,156	3,750	406	3,750	3,020	1Q 2010
86358EZU3	8,992	7,205	1,787	7,205	2,672	1Q 2010
86365EAA5	12,138	10,952	1,186	10,952	8,530	1Q 2010
86365EAC1	5,116	4,617	499	4,617	3,718	1Q 2010
86365KAA1	4,184	3,775	409	3,775	2,989	1Q 2010
93935FAA9	5,241	5,003	238	5,003	2,472	1Q 2010
000759BP4	757	700	57	700	589	2Q 2010
02148AAA4	48,811	46,735	2,076	46,735	33,688	2Q 2010
02148YAJ3	7,973	7,794	179	7,794	6,567	2Q 2010
05948KL31	18,007	17,283	724	17,283	11,108	2Q 2010
059494AA2	41,693	41,000	693	41,000	31,082	2Q 2010
05953LAH2	1,318	888	430	888	319	2Q 2010

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

CUSIP	Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized OTTI	Amortized Cost After OTTI	Fair Value at Time of OTTI	Quarte in which Impairment Occurred
12668VAF6	$8,391	$8,232	$159	$8,232	$4,535	2Q 2010
225470FJ7	5,503	5,230	273	5,230	4,981	2Q 2010
225470U27	6,062	5,459	603	5,459	4,457	2Q 2010
22942KCA6	21,269	21,106	163	21,106	15,188	2Q 2010
32054YAD5	353	160	193	160	104	2Q 2010
35729PPZ7	14,854	13,466	1,388	13,466	920	2Q 2010
36244SAE8	901	881	20	881	508	2Q 2010
525170CG9	1,584	1,293	291	1,293	1,635	2Q 2010
525221HE0	11,185	6,764	4,421	6,764	5,228	2Q 2010
52522QAM4	121,936	116,652	5,284	116,652	83,155	2Q 2010
65536PAA8	3,451	3,224	227	3,224	2,937	2Q 2010
761118RM2	3,103	3,049	54	3,049	1,563	2Q 2010
86358EZU3	7,161	6,018	1,143	6,018	1,603	2Q 2010
000759BP4	674	657	17	657	572	3Q 2010
02148AAA4	44,694	41,915	2,779	41,915	35,127	3Q 2010
02148YAJ3	7,636	7,630	6	7,630	5,659	3Q 2010
05948KV63	13,694	13,656	38	13,656	12,859	3Q 2010
059494AA2	39,536	39,315	221	39,315	30,326	3Q 2010
05953LAH2	832	708	124	708	304	3Q 2010
12638DAA4	72,351	64,487	7,864	64,487	58,004	3Q 2010
12640PAA3	7,475	7,142	333	7,142	7,293	3Q 2010
12667G5G4	20,892	20,806	86	20,806	20,536	3Q 2010
126685DZ6	5,919	5,602	317	5,602	4,887	3Q 2010
12669GTS0	50,815	47,578	3,237	47,578	25,003	3Q 2010
225470FJ7	5,065	5,060	5	5,060	5,188	3Q 2010
225470T94	6,996	6,650	346	6,650	5,183	3Q 2010
225470YD9	56,415	53,591	2,824	53,591	39,237	3Q 2010
225492AE7	21,757	21,547	210	21,547	18,885	3Q 2010
22942KCA6	20,247	20,203	44	20,203	15,799	3Q 2010
3622EEAA0	29,835	28,729	1,106	28,729	27,151	3Q 2010
36244SAE8	847	820	27	820	542	3Q 2010
38011AAC8	2,513	2,451	62	2,451	1,914	3Q 2010
525170CG9	1,202	1,082	120	1,082	1,185	3Q 2010
52519LAA6	110,126	101,397	8,729	101,397	87,934	3Q 2010
525221HE0	6,238	5,615	623	5,615	4,141	3Q 2010
65536PAA8	1,894	1,747	147	1,747	1,641	3Q 2010
75970JAJ5	5,448	4,933	515	4,933	2,733	3Q 2010
75970QAH3	7,000	6,369	631	6,369	3,783	3Q 2010
761118AH1	31,985	31,648	337	31,648	26,663	3Q 2010
761118VY1	23,715	22,571	1,144	22,571	11,123	3Q 2010
92922FZ27	23,995	23,692	303	23,692	21,808	3Q 2010
939336Q55	604	596	8	596	279	3Q 2010
05535DAM6	476	415	61	415	318	3Q 2010
05953YAG6	1,788	1,788	-	1,788	1,619	4Q 2010
059515AC0	8,952	8,942	10	8,942	5,480	4Q 2010
36245CAC6	2,589	1,121	1,468	1,121	257	4Q 2010
52524YAA1	3,033	3,012	21	3,012	2,837	4Q 2010
61754HAB8	2,987	2,790	197	2,790	1,467	4Q 2010
02148YAJ3	7,480	7,334	146	7,334	5,783	4Q 2010
05530PAA0	2,460	2,395	65	2,395	2,046	4Q 2010
059494AA2	37,667	37,657	10	37,657	30,418	4Q 2010
059515AC0	8,939	7,602	1,337	7,602	5,504	4Q 2010

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

CUSIP	Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized OTTI	Amortized Cost After OTTI	Fair Value at Time of OTTI	Quarte in which Impairment Occurred
05953LAH2	$626	$432	$194	$432	$273	4Q 2010
05953YAG6	1,732	1,553	179	1,553	1,575	4Q 2010
12638DAA4	61,724	61,571	153	61,571	56,681	4Q 2010
12667G5G4	8,708	8,607	101	8,607	8,394	4Q 2010
12668RAA6	27,353	25,747	1,606	25,747	16,167	4Q 2010
12669GTS0	46,681	44,524	2,157	44,524	24,463	4Q 2010
14984WAA8	7,942	7,730	212	7,730	6,113	4Q 2010
225470U27	5,279	5,139	140	5,139	4,314	4Q 2010
225470YD9	51,189	50,912	277	50,912	37,621	4Q 2010
22942KCA6	19,399	18,120	1,279	18,120	14,757	4Q 2010
36245CAC6	1,112	833	279	833	258	4Q 2010
36245RAA7	3,756	3,495	261	3,495	2,677	4Q 2010
39539KAF0	10,205	9,957	248	9,957	8,804	4Q 2010
41161MAC4	54,375	52,192	2,183	52,192	33,461	4Q 2010
45661EAE4	8,907	2,644	6,263	2,644	2,517	4Q 2010
52519LAA6	97,842	97,267	575	97,267	84,903	4Q 2010
525221GR2	3,510	1,336	2,174	1,336	1,054	4Q 2010
525221HE0	5,322	3,506	1,816	3,506	3,634	4Q 2010
52522QAM4	106,741	105,722	1,019	105,722	81,409	4Q 2010
52524YAA1	32,722	31,200	1,522	31,200	30,754	4Q 2010
61754HAB8	2,771	2,281	490	2,281	1,448	4Q 2010
74925FAA1	14,656	14,038	618	14,038	13,792	4Q 2010
759676AJ8	6,794	6,391	403	6,391	4,825	4Q 2010
75971EAF3	6,200	6,088	112	6,088	3,542	4Q 2010
761118VY1	21,814	20,938	876	20,938	11,309	4Q 2010
81379EAD4	3,583	3,258	325	3,258	348	4Q 2010
863592AP6	21,292	21,076	216	21,076	19,735	4Q 2010
863592AQ4	9,443	9,303	140	9,303	8,654	4Q 2010
92922FZ27	22,761	22,760	1	22,760	20,920	4Q 2010
939336Q55	576	558	18	558	302	4Q 2010
02148AAA4	56,623	55,412	1,211	55,412	27,639	3Q 2009
02148YAJ3	10,038	9,635	403	9,635	5,095	3Q 2009
045427AE1	5,981	4,341	1,640	4,341	388	3Q 2009
126670ZN1	32,849	28,835	4,014	28,835	2,148	3Q 2009
12668VAF6	14,078	9,775	4,303	9,775	3,695	3Q 2009
225470FJ7	7,621	7,494	127	7,494	4,321	3Q 2009
225470T94	9,057	8,721	336	8,721	4,335	3Q 2009
22942KCA6	27,233	25,136	2,097	25,136	14,065	3Q 2009
32027LAG0	156	153	3	153	55	3Q 2009
32028TAF4	214	210	4	210	167	3Q 2009
35729PPC8	3,943	727	3,216	727	169	3Q 2009
3622MAAF8	300	294	6	294	73	3Q 2009
40430FAF9	2,814	591	2,223	591	93	3Q 2009
43710LAF1	152	150	2	150	94	3Q 2009
46628SAJ2	11,798	11,254	544	11,254	4,475	3Q 2009
576435AT8	494	484	10	484	303	3Q 2009
655374AA4	3,374	3,252	122	3,252	1,663	3Q 2009
86358EZU3	20,660	10,929	9,731	10,929	3,505	3Q 2009
939336Q55	725	687	38	687	255	3Q 2009
02148AAA4	55,412	54,674	738	54,674	30,484	3Q 2009
12668VAF6	9,775	9,187	588	9,187	4,470	3Q 2009
225470FJ7	7,370	7,107	263	7,107	4,748	3Q 2009

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

CUSIP	Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized OTTI	Amortized Cost After OTTI	Fair Value at Time of OTTI	Quarte in which Impairment Occurred
22942KCA6	$25,136	$24,544	$592	$24,544	$14,572	3Q 2009
23245CAF7	440	317	123	317	90	3Q 2009
3622MAAF8	294	248	46	248	48	3Q 2009
36244SAE8	1,000	949	51	949	481	3Q 2009
43710LAF1	150	107	43	107	113	3Q 2009
52524MAW9	11,476	11,109	367	11,109	3,902	3Q 2009
68400DAG9	4,806	3,554	1,252	3,554	193	3Q 2009
70557RAB6	41,797	37,940	3,857	37,940	20,360	3Q 2009
86358EZU3	10,929	9,287	1,642	9,287	1,747	3Q 2009
939336Q55	687	680	7	680	260	3Q 2009
059494AA2	45,467	44,726	741	44,726	30,478	4Q 2009
05951VAV1	60,026	59,859	167	59,859	34,196	4Q 2009
05948KV63	15,678	15,283	395	15,283	11,397	4Q 2009
126670ZN1	28,832	26,567	2,265	26,567	3,802	4Q 2009
126685DZ6	8,557	6,962	1,595	6,962	5,593	4Q 2009
23245CAF7	304	267	37	267	214	4Q 2009
12667G5G4	25,000	23,949	1,051	23,949	21,479	4Q 2009
02148AAA4	53,080	52,679	401	52,679	32,386	4Q 2009
02148YAJ3	9,305	8,787	518	8,787	6,122	4Q 2009
045427AE1	4,341	3,378	963	3,378	517	4Q 2009
12640PAA3	11,545	10,987	558	10,987	9,882	4Q 2009
225470FJ7	6,755	6,727	28	6,727	4,955	4Q 2009
32027LAG0	147	116	31	116	46	4Q 2009
32028TAF4	198	182	16	182	125	4Q 2009
38011AAC8	2,961	2,627	334	2,627	1,992	4Q 2009
361856EC7	31,354	26,889	4,465	26,889	14,755	4Q 2009
3622MAAF8	234	218	16	218	55	4Q 2009
43710LAF1	96	91	5	91	80	4Q 2009
52524YAA1	46,921	46,677	244	46,677	35,812	4Q 2009
52524MAW9	10,923	10,743	180	10,743	4,023	4Q 2009
576435AT8	467	397	70	397	284	4Q 2009
655374AA4	3,144	2,723	421	2,723	1,573	4Q 2009
68400DAG9	3,535	2,809	726	2,809	180	4Q 2009
761118VY1	30,381	29,354	1,027	29,354	12,445	4Q 2009
86358EZU3	9,243	9,032	211	9,032	222	4Q 2009
225470T94	8,516	7,425	1,091	7,425	5,324	4Q 2009
225470U27	7,991	6,431	1,560	6,431	4,577	4Q 2009
933637AJ9	3,783	3,505	278	3,505	2,574	4Q 2009

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

The unrealized losses of loan-backed and structured securities where fair value is less than cost or amortized cost for which an OTTI has not been recognized in earnings as of December 31, 2011 and 2010 is as follows:

	Losses 12	Losses Less
	Months or	Than 12
	More	Months
Year ended December 31, 2011
The aggregate amount of unrealized losses	$1,414,929	$67,845
The aggregate related fair value of securities with unrealized losses	4,176,581	1,125,357

	Losses 12	Losses Less
	Months or	Than 12
	More	Months
Year ended December 31, 2010
The aggregate amount of unrealized losses	$1,458,666	$46,087
The aggregate related fair value of securities with unrealized losses	5,640,930	1,393,078

Detail of net investment income (loss) is presented below:

	Year Ended December 31
	2011	2010	2009
Income (loss):
Bonds	$2,147,304	$2,476,783	$2,581,437
Preferred stocks	9,136	10,296	10,395
Common stocks	48,828	36,266	8,444
Mortgage loans on real estate	469,635	534,467	609,836
Real estate	19,488	20,816	20,748
Policy loans	46,677	50,210	50,065
Cash, cash equivalents and short-term investments	5,010	11,008	38,804
Derivatives	(29,303)	(147,236)	(134,716)
Other invested assets	6,183	50,078	17,276
Other	11,912	14,525	9,242
Gross investment income	2,734,870	3,057,213	3,211,531
Less investment expenses	119,012	138,042	138,374
Net investment income	$2,615,858	$2,919,171	$3,073,157

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

Proceeds from sales and other disposals (excluding maturities) of bonds and preferred stock and related gross realized capital gains and losses were as follows:

	Year Ended December 31
	2011	2010	2009
Proceeds	$16,303,347	$23,903,441	$17,547,590
Gross realized gains	$581,820	$1,624,135	$365,788
Gross realized losses	(85,014)	(142,953)	(394,368)
Net realized capital gains (losses)	$496,806	$1,481,182	$(28,580)

The Company had gross realized losses for the years ended December 31, 2011, 2010 and 2009 of $127,005, $192,541 and $618,554, respectively, which relate to losses recognized on other-than-temporary declines in the fair values of bonds and preferred stocks.

Net realized capital gains (losses) on investments are summarized below:

	Realized
	Year Ended December 31
	2011	2010	2009
Bonds	$370,867	$1,290,685	$(612,760)
Preferred stocks	5,557	(75)	6,697
Common stocks	22,701	2,949	(4,947)
Mortgage loans on real estate	(2,171)	(18,451)	(55,349)
Real estate	4,287	(235)	(1,051)
Cash, cash equivalents and short-term investments	13	12	80
Derivatives	304,713	(160,155)	(437,350)
Other invested assets	91,017	124,712	(8,392)
	796,984	1,239,442	(1,113,072)
Federal income tax effect	(185,043)	(450,184)	235,951
Transfer to interest maintenance reserve	(188,405)	(846,096)	176,600
Net realized capital gains (losses) on investments	$423,536	$(56,838)	$(700,521)

At December 31, 2011 and 2010, the Company had recorded investments in restructured securities of $10,272 and $46,209, respectively.  The capital (losses) gains taken as a direct result of restructures in 2011, 2010 and 2009 were $(4,361), $16,745 and $(84,752), respectively. The Company often has impaired a security prior to the restructure date.  These impairments are not included in the calculation of restructure related losses and are accounted for as a realized loss, reducing the cost basis of the security involved.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

The changes in net unrealized capital gains and losses on investments were as follows:

	Change in Unrealized
	Year Ended December 31
	2011	2010	2009
Bonds	$(143,599)	$(53,819)	$16,818
Preferred stocks	(3,816)	(35)	(46,613)
Common stocks	(19,959)	22,057	36,097
Affiliated entities	461,477	70,914	37,287
Mortgage loans on real estate	(2,196)	1,826	(8,024)
Cash, cash equivalents and short-term investments	-	-	284
Derivatives	239,967	113,051	(410,982)
Other invested assets	103,189	25,289	(211,719)
Change in unrealized capital gains (losses)	$635,063	$179,283	$(586,852)

During 2011, the Company issued mortgage loans with interest rates of 6.16% for commercial loans.  The maximum percentage of any one mortgage loan to the value of the underlying real estate originated during the year ending December 31, 2011 at the time of origination was 70%.  The Company did not issue any new mortgage loans during 2010.  During 2011, the Company did not reduce interest rates on any outstanding mortgages.  During 2010, the Company reduced interest rates on mortgages by 3% for one loan in the amount of $1,986, by 2% for one loan in the amount of $1,269 and by 1% for two loans in the amount of $61,000.   At December 31, 2011, there were no loans that were non-income producing for the previous 180 days. At December 31, 2010, mortgage loans with a carrying amount of $6 were non-income producing for the previous 180 days.  Accrued interest of $1 and $3 related to these mortgage loans was excluded from investment income at December 31, 2010 and 2009, respectively.  The Company has a mortgage or deed of trust on the property thereby creating a lien which gives it the right to take possession of the property (among other things) if the borrower fails to perform according to the terms of the loan documents.  The Company requires all mortgaged properties to carry fire insurance equal to the value of the underlying property. At December 31, 2011 and 2010 there were no taxes, assessments and other amounts advanced and not included in the mortgage loan total.

At December 31, 2011 and 2010, respectively, the Company held $44,738 and $89,765 in impaired loans with related allowance for credit losses of $8,394 and $6,198. There were no impaired mortgage loans held without an allowance for credit losses as of December 31, 2011 and 2010, respectively.  The average recorded investment in impaired loans during 2011 and 2010 was $ 53,714 and $137,077, respectively.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

The following table provides a reconciliation of the beginning and ending balances for the allowance for credit losses on mortgage loans:

	Year Ended December 31
	2011	2010	2009
Balance at beginning of period	$6,198	$8,024	$11,924
Additions, net charged to operations	6,599	16,645	20,940
Recoveries in amounts previously charged off	(4,403)	(18,471)	(24,840)
Balance at end of period	$8,394	$6,198	$8,024

The Company accrues interest income on impaired loans to the extent deemed collectible (delinquent less than 91 days) and the loan continues to perform under its original or restructured contractual terms.  Interest income on nonperforming loans generally is recognized on a cash basis.  For the years ended December 31, 2011, 2010 and 2009, respectively, the Company recognized $3,701, $8,500 and $1,993 of interest income on impaired loans.  Interest income of $3,610, $8,568 and $509, respectively, was recognized on a cash basis for the years ended December 31, 2011, 2010 and 2009.

At December 31, 2011 and 2010, the Company held a mortgage loan loss reserve in the AVR of $65,017 and $77,736, respectively.

The Company’s mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

Geographic Distribution			Property Type Distribution
	December 31			December 31
	2011	2010		2011	2010
South Atlantic	25%	24%	Office	28%	31%
Pacific	23	22	Retail	23	21
Middle Atlantic	15	17	Apartment	21	21
Mountain	14	13	Industrial	18	17
E. North Central	10	10	Other	4	5
W. North Central	6	6	Agricultural	4	3
W. South Central	3	4	Medical	2	2
E. South Central	2	2
New England	2	2

At December 31, 2011, 2010 and 2009, the Company had mortgage loans with a total net admitted asset value of $2,416, $13,125 and $13,454, respectively, which had been restructured in accordance with SSAP No. 36, Troubled Debt Restructuring.  There were no realized losses during the years ended December 31, 2011, 2010 and 2009 related to such restructurings.  There were

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

no commitments to lend additional funds to debtors owing receivables at December 31, 2011, 2010 or 2009.

A write down of carrying value is required when an investor’s intent to retain the investment in the issuer has changed at the reporting date and there is not a sufficient period of time to allow for any anticipated recovery in value to occur.  At December 31, 2009, the Company recorded an impairment of $15,287 for its investment in Zero Beta Fund, LLC.  The impairment was taken because there is an intent to sell some of the underlying investments of the fund before any anticipated recovery in value would occur.

During 2011, the Company recorded an impairment of $5,770 for its investment in William Blair Mezzanine Capital Fund III, L.P., an impairment of $8,799 for its investment in Harbour Group Investments IV, L.P. and an impairment of $1,697 for its investment in e-Financial Ventures I, L.P.  The impairments were taken because the decline in fair value of the funds was deemed to be other than temporary and a recovery in value from the remaining underlying investments in the funds was not anticipated.  These write-downs are included in net realized capital gains (losses) within the statements of operations.

During 2010, the Company recorded an impairment of $3,276 for its investment in Stonington Capital Appreciation 1994 Fund, L.P. and an impairment of $272 for its investment in Yield Strategies Fund I, L.P.  The impairments were taken because the decline in fair value of the funds was deemed to be other than temporary and a recovery in value from the remaining underlying investments in the funds was not anticipated.  These write-downs are included in net realized capital gains (losses) within the statements of operations.

During 2009, the Company recorded impairments of $40,688 and $10,030 for its investment in Real Estate Alternatives Portfolio 2, LLC and Real Estate Alternatives Portfolio 3, LLC, respectively.  The impairment was taken because the declines in fair value of underlying investments of the fund were deemed to be other-than-temporary.

During 2009, the Company recorded an impairment of $2,120 for its investment in Yucaipa Equity Partners, L.P., an impairment of $2,884 for its investment in BCI Growth IV, L.P., an impairment of $296 for its investment in Allsop Venture Partners III, L.P., an impairment of $1,548 for its investment in B III Capital Partners, L.P., an impairment of $551 for its investment in Cahill, Warnock Strategic Partners Fund, L.P., an impairment of $49 for its investment in CM Equity Partners, L.P., an impairment of $133 for its investment in Conning Insurance Capital Limited Partnership III, an impairment of $706 for its investment in FS Equity Partners III, L.P. and an impairment of $5,133 for its

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

investment in Harbour Group Investments III, L.P.  These impairments were taken because the declines in fair value of underlying investments of the funds were deemed to be other-than-temporary.

At December 31, 2011, the Company had ownership interests in sixty-five LIHTC investments.  The remaining years of unexpired tax credits ranged from one to eleven, and none of the properties were subject to regulatory review. The length of time remaining for holding periods ranged from one to sixteen years.  The amount of contingent equity commitments expected to be paid during the years 2012 to 2026 is $53,963.  There were no impairment losses, write-downs or reclassifications during the year related to any of these credits.

At December 31, 2010, the Company had ownership interests in sixty-two LIHTC investments.  The remaining years of unexpired tax credits ranged from one to eleven. One property was the subject of a review by the South Dakota Housing Development Authority in which the Company responded with corrective actions. The length of time remaining for holding periods ranged from one to sixteen years.  The amount of contingent equity commitments expected to be paid during the years 2011 to 2019 is $29,934.  There were no impairment losses, write-downs or reclassifications during 2010 related to any of these credits.

The following table provides the carrying value of state transferable tax credits gross of any related tax liabilities and total unused transferable tax credits by state and in total as of December 31, 2011 and 2010:

		December 31, 2010
Description of State Transferable Tax Credits	State	Carrying Value	Unused Amount
Low-Income Housing Tax Credits	MA	$4,446	$6,696
Total		$4,446	$6,696

		December 31, 2010
Description of State Transferable Tax Credits	State	Carrying Value	Unused Amount
Low-1 ncome Housing Tax Credits	MA	$5,135	$8,370
Low-1 ncome Housing Tax Credits	MO	1,461	1,642
Total		$6,596	$10,012

*The unused amount reflects credits that the Company deems will be realizable in the period from 2012 to 2015.

The Company estimated the utilization of the remaining state transferable tax credits by projecting a future tax liability based on projected premium, tax rates and tax credits and

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

comparing the projected future tax liability to the availability of remaining state transferable tax credits.  The Company had no impairment losses related to state transferable tax credits.

On December 31, 2010, the Company sold two real estate related limited liability company interests (Transamerica Pyramid Properties, LLC and Transamerica Realty Properties, LLC) to Monumental Life Insurance Company (MLIC), an affiliate, for a combined sale price of $252,975.   The sale price was based predominantly on the valuations of the properties within each of the entities. This transaction resulted in a realized gain of $24,296.

Derivatives

The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets (cash or securities) on the Company's behalf in an amount equal to the difference between the net positive fair value of the contracts and an agreed upon threshold based on the credit rating of the counterparty.  If the net fair value of all contracts with this counterparty is negative, then the Company is required to post similar assets (cash or securities).

At December 31, 2011 and 2010, the fair value of all derivative contracts, aggregated at a counterparty level, with a positive fair value amounted to $2,014,879 and $822,271, respectively.

At December 31, 2011 and 2010, the fair value of all derivative contracts, aggregated at a counterparty level, with a negative fair value amounted to $560,015 and $555,186, respectively.

For the years ended December 31, 2011 and 2010, the Company has recorded $142,076, and $(22,972), respectively, for the component of derivative instruments utilized for hedging purposes that did not qualify for hedge accounting.  This has been recorded directly to unassigned surplus as an unrealized gain (loss).

The Company did not recognize any unrealized gains or losses during 2011 and 2010 that represented the component of derivative instruments gain or loss that was excluded from the assessment of hedge effectiveness.

The Company did not recognize any income from options contracts for the years ended December 31, 2011 and 2010.  The Company recognized income from options contracts in the amount of $1,534 for the year ended December 31, 2009.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

The maximum term over which the Company is hedging its exposure to the variability of future cash flows is approximately 21 years for forecasted hedge transactions.

At December 31, 2011 and 2010, none of the Company’s cash flow hedges have been discontinued as it was probable that the original forecasted transactions would occur by the end of the originally specified time period documented at inception of the hedging relationship.

As of December 31, 2011 and 2010, the Company has accumulated deferred gains in the amount of $78,051 and $89,357, respectively, related to the termination of swaps that were hedging forecasted transactions.  It is expected that these gains will be used as basis adjustments on future asset purchases expected to transpire throughout 2026.

At December 31, 2011 and 2010, the Company had replicated assets with a fair value of $2,965,038 and $1,422,102 and credit default and forward starting interest rate swaps with a fair value of $(195,744) and $29,383, respectively. For the years ended December 31, 2011 and 2009, the Company recognized $408, and $3,088 in capital losses related to replication transactions. For the year ended December 31, 2010, the Company did not recognize any capital losses related to replication transactions.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

As stated in Note 1, the Company replicates investment grade corporate bonds by writing credit default swaps.  As a writer of credit swaps, the Company actively monitors the underlying asset, being careful to note any events (default or similar credit event) that would require the Company to perform on the credit swap.  If such events would take place, the Company has recourse provisions from the proceeds of the bankruptcy settlement of the underlying entity or by the sale of the underlying bond.  As of December 31, 2011, credit default swaps, used in replicating corporate bonds are as follows:

	Maturity	Maximum Future	Current Fair
Deal, Receive (Pay), Underlying	Date	Payout (Estimate)	Value
3815,SWAP, USD 0.6 / (USD 0) :31359MEL3	12/20/2012	$3,000	$5
3817,SWAP, USD 0.6 / (USD 0) :31359MEL3	12/20/2012	1,000	2
3818,SWAP, USD 0.6 / (USD 0) :76116FAG2	12/20/2012	1,000	2
3820,SWAP, USD 0.6 / (USD 0) :31359MEL3	12/20/2012	1,000	2
3823,SWAP, USD 0.43 / (USD 0), :31359MEL3	12/20/2012	2,000	(5)
3936,SWAP, USD 0.49 / (USD 0), :31359MEL3	6/20/2013	15,000	75
3937,SWAP, USD 0.85 / (USD 0), :31359MEL3	6/20/2013	15,000	110
3938,SWAP, USD 1.52 / (USD 0), :31359MEL3	6/20/2013	12,000	70
4199,SWAP, USD 1 / (USD 0), :912803DK6	12/20/2015	20,000	(92)
4201,SWAP, USD 1 / (USD 0), :912828JR2	12/20/2015	10,000	(501)
4200,SWAP, USD 1 / (USD 0), :912810QK7	12/20/2015	10,000	(751)
4203,SWAP, USD 1 / (USD 0), :912810PX0	12/20/2015	10,000	(816)
4208,SWAP, USD 1 / (USD 0), :912810QK7	12/20/2015	20,000	(1,003)
4233,SWAP, USD 1 / (USD 0), :912803DM2	12/20/2015	20,000	(92)
4234,SWAP, USD 1 / (USD 0), :912803DM2	12/20/2015	20,000	12
4235,SWAP, USD 1 / (USD 0), :912803DM2	12/20/2015	20,000	(1,003)
4236,SWAP, USD 1 / (USD 0), :912803DM2	12/20/2015	20,000	38
4237,SWAP, USD 1 / (USD 0), :912803DM2	12/20/2015	20,000	(92)
4238,SWAP, USD 1 / (USD 0), :912803DM2	12/20/2015	20,000	312
4239,SWAP, USD 1 / (USD 0), :912803DK6	12/20/2015	20,000	58
4240,SWAP, USD 1 / (USD 0), :912803DK6	12/20/2015	20,000	(92)
4241,SWAP, USD 1 / (USD 0), :912803DK6	12/20/2015	20,000	38
4244,SWAP, USD 1 / (USD 0), :912810QK7	12/20/2015	20,000	(92)
4248,SWAP, USD 1 / (USD 0), :912803CH4,912803BM4	12/20/2015	20,000	(92)
4250,SWAP, USD 1 / (USD 0), :912803BV4	12/20/2015	20,000	60
4251,SWAP, USD 1 / (USD 0), :912803DJ9	12/20/2015	20,000	60
4252,SWAP, USD 1 / (USD 0), :912803DJ9	12/20/2015	10,000	(413)

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

	Maturity	Maximum Future	Current Fair
Deal, Receive (Pay), Underlying	Date	Payout (Estimate)	Value
4253,SWAP, USD 1 / (USD 0), :912803BM4	12/20/2015	$20,000	$(150)
4254,SWAP, USD 1 / (USD 0),:912803DK6	12/20/2015	20,000	(1,502)
4255,SWAP, USD 1 / (USD 0), :912803DJ9	12/20/2015	20,000	12
4256,SWAP, USD 1 / (USD 0), :912803DM2	12/20/2015	20,000	60
4257,SWAP, USD 1 / (USD 0), :912803DK6	12/20/2015	20,000	(461)
4258,SWAP, USD 1 / (USD 0), :912803DJ9	12/20/2015	20,000	(22)
4267,SWAP, USD 1 / (USD 0), :912803DJ9	12/20/2015	20,000	(825)
4268,SWAP, USD 1 / (USD 0), :912803BF9	12/20/2015	20,000	38
4261,SWAP, USD 1 / (USD 0), :912803CH4	12/20/2015	20,000	(445)
4262,SWAP, USD 1 / (USD 0), :912803BJ1	12/20/2015	20,000	(1,502)
4263,SWAP, USD 1 / (USD 0), :912803BF9	12/20/2015	20,000	(170)
4264,SWAP, USD 1 / (USD 0), :912803BJ1	12/20/2015	20,000	256
4265,SWAP, USD 1 / (USD 0), :912810QK7	12/20/2015	20,000	312
4266,SWAP, USD 1 / (USD 0), :912803DK6	12/20/2015	20,000	73
4269,SWAP, USD 1 / (USD 0), :912803CH4	12/20/2015	20,000	506
4270,SWAP, USD 1 / (USD 0), :912810QK7	12/20/2015	20,000	173
4271,SWAP, USD 1 / (USD 0), :912803DK6	12/20/2015	20,000	256
4272,SWAP, USD 1 / (USD 0), :912803DK6	12/20/2015	20,000	8
4273,SWAP, USD 1 / (USD 0), :91280DJ9	12/20/2015	20,000	266
4278,SWAP, USD 1 / (USD 0), :912803DM2	3/20/2016	20,000	(1,712)
4279,SWAP, USD 1 / (USD 0), :912803DJ9	12/20/2015	20,000	(93)
4280,SWAP, USD 1 / (USD 0), :912803DJ9	3/20/2016	10,000	(137)
4281,SWAP, USD 1 / (USD 0), :912803DM2	3/20/2016	20,000	245
4282,SWAP, USD 1 / (USD 0), :912803DM2	3/20/2016	20,000	(214)
4283,SWAP, USD 1 / (USD 0), :912803DJ9	3/20/2016	20,000	332
4284,SWAP, USD 1 / (USD 0), :912803DM2	3/20/2016	20,000	248
4293,SWAP, USD 1 / (USD 0), :US134429AS81	3/20/2016	20,000	462

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)
Deal, Receive (Pay), Underlying	Maturity Date	Maximum Future Payout (Estimate)	Current Fair Value
4295,SWAP, USD 1 / (USD 0), :US057224AK30	3/20/2016	$20,000	$195
4296,SWAP, USD 1 / (USD 0), : US037411AN57	3/20/2016	20,000	268
4297,SWAP, USD 1 / (USD 0), : US674599BV68	3/20/2016	11,000	196
4298,SWAP, USD 1 / (USD 0), :US674599BV68	3/20/2016	9,000	160
4299,SWAP, USD 1 / (USD 0), :US670346AE56	3/20/2016	10,000	(13)
4311,SWAP, USD 1 / (USD 0), :US35671DAS45	6/20/2016	20,000	(624)
4313,SWAP, USD 1 / (USD 0), :CDXIG16	6/20/2016	20,000	(151)
4347,SWAP, USD 1 / (USD 0), :31359MEL3	6/20/2016	20,000	(151)
4350,SWAP, USD 1 / (USD 0), :US020002AH4	9/20/2016	10,000	(3)
4351,SWAP, USD 1 / (USD 0), :US89417EAF60	9/20/2016	10,000	(9)
4381,SWAP, USD 1 / (USD 0), :912803DP5	6/20/2016	20,000	(151)
4382,SWAP, USD 1 / (USD 0), :912803DP5	6/20/2016	20,000	(151)
4387,SWAP, USD 1 / (USD 0), :912803DP5	6/20/2016	26,000	(196)
4401,SWAP, USD 1 / (USD 0), :CDX IG 17	12/20/2016	20,000	(189)
4402,SWAP, USD 1 / (USD 0), :CDX IG 17	12/20/2016	20,000	(189)
4404,SWAP, USD 1 / (USD 0), :CDX IG 17	12/20/2016	20,000	(189)
4414,SWAP, USD 1 / (USD 0), :US149123BM26	12/20/2016	20,000	(424)
4421,SWAP, USD 1 / (USD 0), :US80605AE11	12/20/2016	20,000	279
3066,SWAP, USD 0.41 / (USD 0), :459200BA8	6/18/2014	40,000	171
3249,SWAP, USD 0.39 / (USD 0), :539830AE9	3/20/2012	17,000	(0)
3251,SWAP, USD 0.38 / (USD 0), :666807AT9	3/20/2012	13,000	4
		$1,306,000	$(9,354)

At December 31, 2011, the Company had written options with a fair value of $0 and average fair value for the year of $(32).  At December 31, 2010, the Company had written options with a fair value of $(462) and average fair value for the year of $(425).  The Company had no realized gains or losses for the years ended December 31, 2011 and 2010 related to these options.

At December 31, 2011, the Company had credit default swaps linked to collateralized debt obligations with a fair value of $(11,786) and average fair value for the year of $(10,682).  At December 31, 2010, the Company had credit default swaps linked to collateralized debt obligations with a fair value of $(4,600) and average fair value for the year of $(4,600).  The Company had no realized gains or losses for the years ended December 31, 2011 and 2010 related to these credit default swaps.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

At December 31, 2011 and 2010, the Company’s outstanding financial instruments with on and off balance sheet risks, shown in notional amounts, are summarized as follows:

	Notional Amount
	2011	2010
Interest rate and currency swaps:
Receive floating - pay floating	$1,592,865	$2,038,837
Receive fixed - pay floating	12,082,972	12,288,402
Receive floating - pay fixed	4,052,254	4,848,678
Receive fixed - pay fixed	732,548	129,098

The Company recognized net realized gains (losses) from futures contracts in the amount of $147,183, $(120,396) and $(180,328) for the years ended December 31, 2011, 2010 and 2009, respectively.

Open futures contracts at December 31, 2011 and 2010, were as follows:

			Opening	Year-End
	Number of		Fair	Fair
Long/Short	Contracts	Contract Type	Value	Value

December 31, 2011

Short	(2,073)	S&P 500 March 2012 Futures	$(639,474)	$(649,159)
Long	13,040	US Ultra Bond March 2012 Futures	2,055,916	2,085,177

			Opening	Year-End
	Number of		Fair	Fair
Long/Short	Contracts	Contract Type	Value	Value

December 31, 2010

Short	(1,190)	S&P 500 March 2011 Futures	$(366,683)	$(372,767)
Long	4,950	US Ultra Bond March 2011 Futures	646,816	629,095

At December 31, 2011 and 2010, investments with an aggregate carrying value of $38,140,830 and $44,885,204, respectively, were on deposit with regulatory authorities or were restrictively held in bank custodial accounts for the benefit of such regulatory authorities, as required by statute.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

6. Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The Company reinsures portions of the risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

Premiums earned reflect the following reinsurance amounts:

	Year Ended December 31
	2011	2010	2009
Direct premiums	$13,297,032	$10,763,441	$12,709,931
Reinsurance assumed - non affiliates	1,710,756	1,652,588	1,612,150
Reinsurance assumed - affiliates	222,283	427,231	196,638
Reinsurance ceded - non affiliates	(6,259,014)	(1,042,739)	(1,130,902)
Reinsurance ceded - affiliates	892,999	(2,635,402)	(5,287,685)
Net premiums earned	$9,864,056	$9,165,119	$8,100,132

The Company received reinsurance recoveries in the amount of $2,756,316, $2,580,994 and $2,360,201 during 2011, 2010 and 2009, respectively.  At December 31, 2011 and 2010, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $705,476 and $429,355, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2011 and 2010 of $40,233,402 and $38,345,117, respectively.

The net amount of the reduction in surplus at December 31, 2011 and 2010, if all reinsurance agreements were cancelled, is $231,604 and $18,827, respectively.

On April 26, 2011, AEGON N.V. announced the disposition of its life reinsurance operations, Transamerica Reinsurance, to SCOR, which was effective August 9, 2011. The life reinsurance business conducted by Transamerica Reinsurance was written through several of AEGON N.V.’s U.S. and international affiliates, all of which remain AEGON N.V. affiliates following the closing, except for Transamerica International

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)
Reinsurance Ireland, Limited (TIRI), an Irish reinsurance company.  As a result of this transaction, the Company entered into a series of recapture and reinsurance agreements during the second, third and fourth quarters of 2011 which directly resulted in a pre-tax loss of $3,337,294 which was included in the statement of operations, and a net of tax gain of $2,694,506 which has been credited directly to unassigned surplus.  These amounts include current year amortization of previously deferred gains, as well as releases of previously deferred gains from unassigned surplus into earnings.  Additional information surrounding these transactions is outlined below.

During the second quarter of 2011, the Company recaptured business that was previously reinsured on various bases to affiliates. The Company paid recapture consideration of $320,103, released the associated funds withheld liability of $13,808,943, recaptured reserves of $15,167,234, recaptured other net assets of $26,634 and released a prior deferred gain related to the initial transactions in the amount of $295,083, resulting in a pre-tax loss of $1,356,677, which has been included the statement of operations.  The Company amortized $10,044 prior to the recaptures in 2011 and $4,978 in 2010 of the original gain into earnings on a net of tax basis with a corresponding charge to unassigned surplus.  Additionally, another affiliate recaptured certain business that had been previously reinsured by the Company on a coinsurance basis.  The Company received recapture consideration of $14,200, released assets of $16,678 and released reserves of $16,685, resulting in a pre-tax gain of $14,207, which has been included in the statement of operations.

Subsequently, also effective during the second quarter of 2011, the Company ceded a portion of the recaptured business above to an affiliate on a coinsurance and coinsurance funds withheld bases.  The Company received an initial ceding commission of $40,097, established a funds withheld liability of $11,674,680, released reserves of $12,982,528, transferred other net assets of $364,305 and released an after-tax IMR liability in the amount of $146,227, resulting in a net of tax gain on the transactions in the amount of $785,593, which has been credited directly to unassigned surplus.  During 2011, the Company has amortized $27,742 of this gain into earnings on a net of tax basis with a corresponding charge to unassigned surplus.  Also effective during the second quarter of 2011, the Company ceded a portion of the recaptured business above to a non-affiliate on a coinsurance basis.  The Company paid an initial reinsurance premium of $1,486,693 and ceding commission of $21,270, released reserves and other liabilities of $1,486,692 and released an after-tax IMR liability associated with the block of business in the amount of $50,453, resulting in a net of tax gain on the transaction in the amount of $36,627, which has been credited directly to unassigned surplus.  During 2011, the Company has amortized $1,888 of this gain into earnings on a net of tax basis with a corresponding charge to unassigned surplus.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

During the last half of 2011, the Company recaptured business that was associated with the divestiture of the Transamerica Reinsurance operations which was previously retroceded on a coinsurance basis to two affiliates.  The Company received recapture consideration of $243,415, recaptured reserves of $2,168,882, recaptured other assets of $72,124 and released a prior deferred gain related to the initial transactions in the amount of $861,479, resulting in a pre-tax loss of $991,864, which has been included in the statement of operations.  The Company also recaptured business from a non-affiliate in a similar transaction.  The Company paid recapture consideration of $734,171, recaptured reserves of $335,286 and recaptured other net assets of $51,045, resulting in a pre-tax loss of $1,018,412, which has been included in the statement of operations.

Subsequently, during the last half of 2011, the Company ceded business that was associated with the divestiture of the Transamerica Reinsurance operations on a coinsurance basis to a non-affiliate.  The Company paid a reinsurance premium of $273,178, received an initial ceding commission of $79,841, released reserves of $3,146,859, transferred other assets in the amount of $76,768 and released an after-tax IMR liability associated with the block of business in the amount of $33,567, resulting in a net of tax gain on the transaction of $1,903,457, which has been credited directly to unassigned surplus.  The Company has amortized $1,541 of the deferred gains related to the divestiture of the Transamerica Reinsurance operations to a non-affiliate into earnings on a net of tax basis with a corresponding charge to unassigned surplus.

During the last half of 2011, the Company recaptured the business that was associated with the divesture of the Transamerica Reinsurance operations from several AEGON N.V. affiliates.  This business was subsequently ceded to SCOR entities and in addition, retrocession reinsurance treaties were executed.  The Company assigned certain third party retrocession agreements to SCOR entities as a component of the divesture of the Transamerica Reinsurance operations and the associated Master Retrocession Agreement. As a result, the unaffiliated retrocession reinsurance treaties were assigned from the Company to a SCOR entity, resulting in this risk being ceded to SCOR and subsequently to the unaffiliated third parties.  The reserves and assets associated with these assignments were $80,301, where the counterparty’s net reserves ceded exchanged counterparties with no consideration exchanged, resulting in no net income or surplus impact to the Company.

Effective September 30, 2011, the Company recaptured business previously coinsured to an affiliate.  The Company received recapture consideration of $180,000, recaptured reserves of $1,681,459 and released into income a previously deferred unamortized gain resulting from the original transaction in the amount of $710,014, resulting in a pre-tax loss of $791,445, which has been included in the statement of operations.  Subsequently, the Company reinsured this business, along with additional business, to a new affiliate on

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

a coinsurance funds withheld basis.  The Company established a funds withheld liability of $165,918 and released reserves of $1,714,045, resulting in a net of tax gain of $1,006,283, which has been credited directly to unassigned surplus.  During 2011, the Company amortized $146 into earnings on a net of tax basis with a corresponding charge to unassigned surplus.

Effective December 31, 2011, the Company recaptured business that was previously reinsured on a coinsurance funds withheld basis to a non-affiliate.  The Company released the associated funds withheld liability of $6,689 and recaptured reserves of $13,812, resulting in a pre-tax loss of $7,123 which has been included in the statement of operations.  Subsequently, the Company ceded that business, as well as additional in force business written and assumed by the Company and all new policies issued thereafter, on a coinsurance funds withheld basis to an affiliate.  The Company established a funds withheld liability of $19,899 and released reserves of $34,659, resulting in a net of tax gain of $9,594, which has been credited directly to unassigned surplus.

Effective December 1, 2011, the Company recaptured a portion of a block of business that was previously reinsured on a coinsurance funds withheld basis to an affiliate.  The Company received recapture consideration of $5,885, released the associated funds withheld liability of $2,518,729 and recaptured reserves of $2,511,973, resulting in a pre-tax gain of $12,641, which has been included in the statement of operations.  In addition, the Company released into income a previously deferred unamortized gain resulting from the original transaction in the amount of $32,190, which included the recapture of IMR gains in the amount of $46,156 on an after-tax basis.  Subsequently, on December 16, 2011, the Company ceded a portion of this business to a non-affiliate on a coinsurance basis.  The Company paid a ceding commission of $19,537, transferred other assets in the amount of $2,497,844, released reserves of $2,497,844 and released an after-tax IMR liability associated with the block of business in the amount of $115,729, resulting in a net of tax gain in the amount of $103,030, which has been credited directly to unassigned surplus.  During 2011, the Company has amortized $309 (net of tax) of this gain into earnings with a corresponding charge to unassigned surplus.

Effective December 16, 2011, the Company reinsured medium term notes to a non-affiliate on a coinsurance basis.  The Company paid a ceding commission of $8,000, transferred other assets in the amount of $600,594 and released reserves of the same amount, resulting in a pre-tax loss of $8,000, which has been included in the statement of operations.

Effective December 31, 2010, the Company entered into a reinsurance agreement with an affiliate to assume on a 100% quota share basis a block of variable universal life business

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

on a modified coinsurance basis.  Reserves on the block were $1,013,110, with assets backing the block comprised of $853,669 of separate account assets and $159,441 of general account assets.  The Company paid consideration of $193,000, resulting in a pre-tax loss of $193,000 which was included in the statement of operations.

During 2010, the Company entered into assumption reinsurance agreements in which the Company ceded group annuity and accident and health policies to an affiliate.  Reserves of $71,040 were ceded, net assets in the amount of $83,170 were transferred and $12,118 consideration was paid.  This transaction resulted in a net pre-tax loss to the Company of $24,248, which has been reflected in the statement of operations, as this transaction was deemed economic.

During 2010, the Company entered into assumption reinsurance agreements in which the Company assumed term life policies from an affiliate.  Life and claim reserves of $56,845 and $8,004, respectively, and other assets of $5,539 were assumed by the Company.  The Company received consideration of $5,897.  This transaction resulted in a net pre-tax loss to the Company of $53,413, which was reclassified to the balance sheet and presented as goodwill, as this transaction was deemed economic.  The goodwill was to be amortized into operations over the period in which the Company benefits economically, not to exceed 10 years.  Amortization of goodwill for the year ended December 31, 2010 was $2,651.  This business was a component of the business that was moved as a result of the divesture of the Transamerica Reinsurance operations to SCOR, effective August 9, 2011.  As a result, the goodwill associated with this business was fully written off in 2011.

Effective December 31, 2008, the Company ceded certain term life business to an affiliate on a funds withheld basis. Life and claim reserves of $505,004 and $6,874, respectively were released and the Company established other reserves of $28,680. The net of tax gain of $314,079 resulting from this transaction was credited directly to unassigned surplus.  During the first quarter of 2010 and during 2009, the Company amortized $6,969 and $11,425, respectively, on a net of tax basis of this gain back into earnings.  Effective April 1, 2010, the Company recaptured these term life insurance policies from the affiliate.  Life and claim reserves of $484,646 and $3,108, respectively, were assumed along with other net assets of $24,933, resulting in a pre-tax loss of $462,821 which was recognized in the statement of operations.  With the recapture of this business, the previously deferred gain associated with the original July 1, 2009 cession to the affiliate was released into the statement of operations in the amount of $454,900 ($295,685 after-tax).

Subsequent to the recapture and also effective April 1, 2010, the Company entered into an indemnity reinsurance agreement to cede the same block of term life insurance

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

policies to another affiliate on a coinsurance basis.  The Company released life and claim reserves of $484,646 and $3,108, respectively, and other net assets of $24,933, resulting in a net of tax gain of $300,833, which was deferred directly into unassigned surplus.  During 2010, the Company amortized $11,200 of this gain into earnings on a net of tax basis with a corresponding charge to unassigned surplus.

Effective July 1, 2009, and concurrent with the merger of CGC into TPIC, the Company recaptured universal life business secondary guarantee reserves previously ceded to CGC, an affiliate.  As a result, a pre-tax loss of $129,005 was included in the statement of operations.  The remaining unamortized gain on a pre-tax basis that resulted from the initial ceding transaction to CGC that had been credited directly to unassigned surplus was released into earnings in the amount of $82,288.

Subsequently, effective July 1, 2009, the Company ceded the same block of universal life business plus additional universal life policies (2009 new issues) to TPIC under a coinsurance agreement.  The pre-tax gain of $184,918 resulting from this transaction was credited directly to unassigned surplus.

Also effective July 1, 2009, the Company ceded certain term life business to TPIC on a coinsurance basis. The net pre-tax gain of approximately $36,489 resulting from this transaction was credited directly to unassigned surplus.

Also effective July 1, 2009, the Company amended a reinsurance agreement with TPIC to change a term agreement from a coinsurance funds withheld treaty to a straight coinsurance treaty.  Assets of $58,394 were transferred to TPIC, and the Company released the funds withheld liability of a like amount.  There was no earnings impact of this treaty amendment.

The Company entered into an indemnity reinsurance agreement with MLIC, an affiliate, effective July 1, 2009 in which the Company agreed to cede on a coinsurance basis fixed deferred annuities issued under selected plans.  The initial consideration paid was $3,474,331, the initial ceding allowance received was $13,677 and reserves ceded were $3,474,331.  In addition, an interest maintenance reserve of $15,469 was transferred to MLIC, resulting in a pre-tax gain of $29,146 on the transaction, which was credited directly to unassigned surplus.  During 2010 and 2009, the Company amortized $3,765 and $1,895, respectively, into earnings on a net of tax basis with a corresponding charge to unassigned surplus.

Effective June 30, 2009, the Company entered into an indemnity reinsurance agreement with Global Preferred Re Limited, an affiliate, to cede on a 90% quota share basis the net

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

liabilities associated with certain of the Company's deferred fixed annuity products issued on or after April 1, 2009 on a coinsurance funds withheld basis.

Effective January 1, 2009, the Company terminated and recaptured a block of US credit life and credit disability business that had been reinsured from LIICA, which merged into the Company effective October 2, 2008, to an affiliate, Canadian Premier Life insurance Company (CPLIC). The Company paid CPLIC a recapture fee of $2,564.  In addition, the unamortized pre-tax gain held by the Company in unassigned surplus resulting from the original insurance transaction was released into income in the amount of $2,910 ($1,892 on a net of tax basis).

The Company entered into an assumption reinsurance agreement with MLIC effective September 30, 2008. The Company was the issuer of a series of corporate-owned life insurance policies issued to LIICA. The assumption reinsurance transaction resulted in the Company novating all liabilities arising under these policies to MLIC. The Company ceded reserves of $138,025 and paid consideration of $125,828. The Company recorded a liability of $12,197 within the remittances line related to this transaction.  The Company amortized $1,073, $1,019 and $1,201 of the liability in 2011, 2010 and 2009, respectively.

During 2011, 2010 and 2009, the Company amortized deferred gains from reinsurance transactions occurring prior to 2009 of $24,955, $54,531 and $34,132, respectively, into earnings on a net of tax basis with a corresponding charge to unassigned surplus.

TLB acquired the direct liability to the policyholder through a court order from the Hong Kong Special Administrative Region Court, effective December 31, 2006, for most of the  business issued from TOLIC’s branch in Hong Kong.  TLB also acquired the direct liability to the policyholder through a court order from the High Court of the Republic of Singapore, effective December 31, 2006 for all business issued from TOLIC’s branch in Singapore.  The novation of the contracts was approved by the Iowa Insurance Department and all policyholder liabilities were transferred to TLB. All balances assumed by TLB were reflected as direct adjustments to the balance sheet.  As the transfer occurred between affiliated companies no gain or loss was recognized, and the difference between the assets transferred and the statutory liabilities assumed in the amount of $78,993 was recorded as goodwill and will be amortized into operations over the life of the business, not to exceed ten years.  Goodwill in the amount of $8,053, $8,335 and $8,642 was amortized during 2011, 2010 and 2009, respectively, related to this transaction.  TLB is valued on a U.S. statutory basis and includes a deferred gain liability of a similar amount to the goodwill reflected in the financials of the Company.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

During 2001, TOLIC novated certain traditional life insurance contracts to TFLIC, an affiliate of the Company, via an assumption reinsurance transaction. Under the terms of this agreement, a significant portion of the future statutory-basis profits from the contracts assumed by TFLIC will be passed through to the Company as an experience rated refund. TOLIC recorded a deferred liability of $14,334 as a result of this transaction, which has been fully amortized at December 31, 2010. The accretion of the deferred liability was $1,433 for 2010 and 2009.

The Company reports a reinsurance deposit receivable of $156,620 and $146,715 as of December 31, 2011 and 2010, respectively.  In 1996, TOLIC entered into a reinsurance agreement with an unaffiliated company where, for a net consideration of $59,716, TOLIC ceded certain portions of future obligations under single premium annuity contracts originally written by the Company in 1993.  Consistent with the requirements of SSAP No. 75, Reinsurance Deposit Accounting, the Company reports the net consideration paid as a deposit.  The amount reported is the present value of the future payment streams discounted at the effective yield rate determined at inception.

During 2011, 2010 and 2009, the Company obtained letters of credit of $841,411, $804,032 and $727,996, respectively, for the benefit of affiliated and nonaffiliated companies that have reinsured business to the Company where the ceding company’s state of domicile does not recognize the Company as an authorized reinsurer.

7. Income Taxes

The net deferred income tax asset at December 31, 2011 and 2010 and the change from the prior year are comprised of the following components:

	December 31, 2011
	Ordinary	Capital	Total
Gross Deferred Tax Assets	$1,195,054	$426,364	$1,621,418
Statutory Valuation Allowance Adjustment	-	-	-
Adjusted Gross Deferred Tax Assets	1,195,054	426,364	1,621,418
Deferred Tax Liabilities	329,726	162,421	492,147
Subtotal (Net Deferred Tax Assets)	865,328	263,943	1,129,271
Deferred Tax Assets Nonadmitted	412,663	-	412,663
Net Admitted Deferred Tax Assets	$452,665	$263,943	$716,608

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

	December 31, 2010
	Ordinary	Capital	Total
Gross Deferred Tax Assets	$1,092,703	$450,875	$1,543,578
Statutory Valuation Allowance Adjustment	-	-	-
Adjusted Gross Deferred Tax Assets	1,092,703	450,875	1,543,578
Deferred Tax Liabilities	340,498	153,083	493,581
Subtotal (Net Deferred Tax Assets)	752,205	297,792	1,049,997
Deferred Tax Assets Nonadmitted	257,589	-	257,589
Net Admitted Deferred Tax Assets	$494,616	$297,792	$792,408

	Ordinary	Change Capital	Total
Gross Deferred Tax Assets	$102,351	$(24,511)	$77,840
Statutory Valuation Allowance Adjustment	-	-	-
Adjusted Gross Deferred Tax Assets	102,351	(24,511)	77,840
Deferred Tax Liabilities	(10,772)	9,338	(1,434)
Subtotal (Net Deferred Tax Assets)	113,123	(33,849)	79,274
Deferred Tax Assets Nonadmitted	155,074	-	155,074
Net Admitted Deferred Tax Assets	$(41,951)	$(33,849)	$(75,800)

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

The main components of deferred income tax amounts are as follows:

	Year Ended December 31
	2011	2010	Change
Ordinary
Discounting of unpaid losses	$3,007	$2,515	$492
Policyholder reserves	455,136	300,047	155,089
Investments	89,412	71,214	18,198
Deferred acquisition costs	532,831	578,542	(45,711)
Compensation and benefits accrual	24,149	28,548	(4,399)
Receivables - nonadmitted	23,090	26,307	(3,217)
Corporate provision	2,295	44,634	(42,339)
Assumption reinsurance	18,968	-	18,968
Other (including items <5%% of ordinary tax assets)	46,166	40,896	5,270
Subtotal	1,195,054	1,092,703	102,351
Statutory valuation allowance adjustment	—	—	—
Nonadmitted	412,663	257,589	155,074
Admitted ordinary deferred tax assets	782,391	835,114	(52,723)
Capital:
Investments	426,364	450,875	(24,511)
Subtotal	426,364	450,875	(24,511)
Admitted deferred tax assets	$1,208,755	$1,285,989	$(77,234)

	Year Ended December 31
	2011	2010	Change
Deferred Tax Liabilities:
Ordinary
Investments	$144,993	$118,738	$26,255
§807(f) adjustment	61,737	71,810	(10,073)
Excess capital to offset ordinary	104,004	-	104,004
Separate account adjustments	17,572	-	17,572
Other (including items <5%% of total ordinary tax liabilities)	1,420	10,171	(8,751)
Subtotal	329,726	200,719	129,007
Capital
Investments	265,968	278,967	(12,999)
Excess capital to offset ordinary	(104,003)	-	(104,003)
Other (including items <5%% of total capital tax liabilities)	456	13,895	(13,439)
Subtotal	162,421	292,862	(130,441)
Deferred tax liabilities	492,147	493,581	(1,434)
Net deferred tax assets/liabilities	$716,608	$792,408	$(75,800)

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

The Company did not report a valuation allowance for deferred income taxes as of December 31, 2011 or 2010.

As discussed in Note 1, the Company has elected to admit deferred tax assets pursuant to SSAP No. 10R, paragraph 10.e. for the 2011 and 2010 reporting periods.  The amount of admitted adjusted gross deferred income tax assets under each component of SSAP No. 10R is as follows:

	December 31, 2011
	Ordinary	Capital	Total
Admission Calculation Components
SSAP No. 10R, Paragraphs 10.a., 10.b. and 10.c.:
SSAP No. 10R, Paragraph 10.a.	$129,055	$75,788	$204,843
SSAP No. 10R, Paragraph 10.b. (the lesser of paragraph 10.b.i. and 10.b.ii. below)	36,215	42,981	79,196
SSAP No. 10R, Paragraph 10.b.i.	36,215	42,981	79,196
SSAP No. 10R, Paragraph 10.b.ii.	213,465	253,349	466,814
SSAP No. 10R, Paragraph 10.c.	226,178	265,969	492,147
Total	$391,448	$384,738	$776,186

Admission Calculation Components
SSAP No. 10R, Paragraph 10.e.:
SSAP No. 10R, Paragraph 10.e.i.	$141,807	$154,653	$296,460
SSAP No. 10R, Paragraph 10.e.ii. (the lesser of paragraph 10.e.ii.a and 10.e.ii.b. below)	310,858	109,291	420,149
SSAP No. 10R, Paragraph 10.e.ii.a.	310,858	109,291	420,149
SSAP No. 10R, Paragraph 10.e.ii.b.	518,077	182,144	700,221
SSAP No. 10R, Paragraph 10.e.iii.	329,726	162,420	492,146
Total	$782,391	$426,364	$1,208,755

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

	December 31, 2010
	Ordinary	Capital	Total
Admission Calculation Components
SSAP No. 10R, Paragraphs 10.a., 10.b. and 10.c.:
SSAP No. 10R, Paragraph 10.a.	$140,068	$95,031	$235,099
SSAP No. 10R, Paragraph 10.b. (the lesser of paragraph 10.b.i. and 10.b.ii. below)	-	2,386	2,386
SSAP No. 10R, Paragraph 10.b.i.	-	2,386	2,386
SSAP No. 10R, Paragraph 10.b.ii.	-	457,414	457,414
SSAP No. 10R, Paragraph 10.c.	200,719	292,862	493,581
Total	$340,787	$390,279	$731,066

Admission Calculation Components
SSAP No. 10R, Paragraph 10.e.:
SSAP No. 10R, Paragraph 10.e.i.	$52,010	$196,472	$248,482
SSAP No. 10R, Paragraph 10.e.ii. (the lesser of paragraph 10.e.ii.a and 10.e.ii.b. below)	442,606	101,320	543,926
SSAP No. 10R, Paragraph 10.e.ii.a.	442,606	101,320	543,926
SSAP No. 10R, Paragraph 10.e.ii.b.	558,314	127,807	686,121
SSAP No. 10R, Paragraph 10.e.iii.	340,498	153,083	493,581
Total	$835,114	$450,875	$1,285,989

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

	Ordinary	Change Capital	Total
Admission Calculation Components
SSAP No. 10R, Paragraphs 10.a., 10.b. and 10.c.:
SSAP No. 10R, Paragraph 10.a.	$(11,013)	$(19,243)	$(30,256)
SSAP No. 10R, Paragraph 10.b. (the lesser of paragraph 10.b.i. and 10.b.ii. below)	36,215	40,595	76,810
SSAP No. 10R, Paragraph 10.b.i.	36,215	40,595	76,810
SSAP No. 10R, Paragraph 10.b.ii.	213,465	(204,065)	9,400
SSAP No. 10R, Paragraph 10.c.	25,459	(26,893)	(1,434)
Total	$50,661	$(5,541)	$45,120

Admission Calculation Components
SSAP No. 10R, Paragraph 10.e.:
SSAP No. 10R, Paragraph 10.e.i.	$89,797	$(41,819)	$47,978
SSAP No. 10R, Paragraph 10.e.ii. (the lesser of paragraph 10.e.ii.a and 10.e.ii.b. below)	(131,748)	7,971	(123,777)
SSAP No. 10R, Paragraph 10.e.ii.a.	(131,748)	7,971	(123,777)
SSAP No. 10R, Paragraph 10.e.ii.b.	(40,237)	54,337	14,100
SSAP No. 10R, Paragraph 10.e.iii.	(10,772)	9,337	(1,435)
Total	$(52,723)	$(24,511)	$(77,234)

•	10.a. – Federal income taxes paid in prior year that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year
•	10.b.i. – Adjusted gross DTAs, after the application of 10.a., expected to be realized within one year
•	10.b.ii. – 10% of adjusted statutory capital and surplus as shown on most recently filed statement
•	10.c. – Adjusted gross DTAs, after the application of 10.a. and 10.b., that can be offset against gross DTLs after considering the character of the DTAs and DTLs
•
10.d. – If the reporting entity’s financial statements and risk-based capital (RBC) calculated using an admitted adjusted gross DTA as the sum of 10.a., 10.b. and 10.c. results in the Company’s RBC level being above the maximum RBC level where an action level could occur as a result of the trend test (i.e., 250%); then the Company may elect to admit a higher amount of adjusted gross DTAs as calculated in paragraph 10.e.

•
10.e.i. – Federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse during a timeframe corresponding with IRS tax loss carryback provisions, not to exceed three years

•	10.e.ii.(a) – Adjusted gross DTAs, after the application of 10.e.i, expected to be realized within three years
•	10.e.ii.(b) – 15% of adjusted statutory capital and surplus as shown on most recently filed statement
•	10.e.iii. – Adjusted gross DTAs, after the application of 10.e.i. and 10.e.ii., that can be offset against DTLs after considering the character of the DTAs and DTLs

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

Total increased admitted adjusted gross DTA’s as the result of the application of paragraph 10.e. SSAP No. 10R:

	December 31, 2011
	Ordinary	Capital	Total
Total increased admitted deferred tax asset	$390,942	41,626	$432,568

	December 31, 2010
	Ordinary	Capital	Total
Total increased admitted deferred tax asset	$494,327	60,596	$554,923

	Ordinary		Change Capital	Total
Total increased admitted deferred tax asset	(103,385	) $	(18,970)	$(122,355)

Used in SSAP No. 10R, paragraph 10.d.:

	December 31, 2011
	Ordinary	Capital	Total
Total Adjusted Capital	XXX	XXX	$5,601,584
Authorized Control Level	XXX	XXX	649,246

	December 31, 2010
	Ordinary	Capital	Total
Total Adjusted Capital	XXX	XXX	$4,667,170
Authorized Control Level	XXX	XXX	636,411

		Change
	Ordinary	Capital	Total
Total Adjusted Capital	XXX	XXX	$934,414
Authorized Control Level	XXX	XXX	12,835

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

	December 31, 2011
	Ordinary	Capital	Total
SSAP No. 10R, Paragraphs 10.a., 10.b. and 10.c.:
Admitted Deferred Tax Assets	$391,448	$384,738	$776,186
Admitted Assets	XXX	XXX	102,285,727
Adjusted Statutory Surplus*	XXX	XXX	4,689,074
Total Adjusted Capital from DTAs	XXX	XXX	5,601,584

Increases due to SSAP No. 10R, Paragraph 10.e.:
Admitted Deferred Tax Assets	$390,942	$41,626	$432,568
Admitted Assets	390,942	41,626	432,568
Statutory Surplus	390,942	41,626	432,568

	December 31, 2010
	Ordinary	Capital	Total
SSAP No. 10R, Paragraphs 10.a., 10.b. and 10.c.:
Admitted Deferred Tax Assets	$340,787	$390,279	$731,066
Admitted Assets	XXX	XXX	106,331,752
Adjusted Statutory Surplus*	XXX	XXX	3,743,200
Total Adjusted Capital from DTAs	XXX	XXX	4,667,170

Increases due to SSAP No. 10R, Paragraph 10.e.:
Admitted Deferred Tax Assets	$494,327	$60,596	$554,923
Admitted Assets	494,327	60,596	554,923
Statutory Surplus	494,327	60,596	554,923

	Ordinary	Change Capital	Total
SSAP No. 10R, Paragraphs 10.a., 10.b. and 10.c.:
Admitted Deferred Tax Assets	$50,661	$(5,541)	$45,120
Admitted Assets	XXX	XXX	(4,046,025)
Adjusted Statutory Surplus*	XXX	XXX	945,874
Total Adjusted Capital from DTAs	XXX	XXX	934,414

Increases due to SSAP No. 10R, Paragraph 10.e.:
Admitted Deferred Tax Assets	$(103,385)	$(18,970)	$(122,355)
Admitted Assets	(103,385)	(18,970)	(122,355)
Statutory Surplus	(103,385)	(18,970)	(122,355)

*As reported on the statutory balance sheet for the most recently filed statement with the domiciliary state commissioner adjusted in accordance with SSAP No. 10R, paragraph 10.b.ii.

•	XXX denotes breakout between ordinary and capital is not applicable to this information.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

The impact of tax planning strategies at December 31, 2011 and 2010 was as follows:

	December 31, 2011
	Ordinary Percent	Capital Percent	Total Percent
Impact of Tax Planning Strategies:
Adjusted Gross DTAs (% of Total Adjusted Gross DTAs)	7%	19%	26%
Net Admitted Adjusted Gross DTAs (% of Total Net Admitted Adjusted Gross DTAs)	15%	44%	59%

	December 31, 2010
	Ordinary Percent	Capital Percent	Total Percent
Impact of Tax Planning Strategies:
Adjusted Gross DTAs (% of Total Adjusted Gross DTAs)	7%	7%	14%
Net Admitted Adjusted Gross DTAs (% of Total Net Admitted Adjusted Gross DTAs)	14%	13%	27%

	Ordinary Percent	Change Capital Percent	Total Percent
Impact of Tax Planning Strategies:
Adjusted Gross DTAs (% of Total Adjusted Gross DTAs)	0%	12%	12%
Net Admitted Adjusted Gross DTAs (% of Total Net Admitted Adjusted Gross DTAs)	1%	31%	32%

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

Current income taxes incurred consist of the following major components:

	Year Ended December 31
	2011	2010	Change
Federal	$(174,039)	$(268,109)	$94,070
Foreign	(879)	(2,119)	1,240
Subtotal	(174,918)	(270,228)	95,310
Federal income tax on net capital gains	185,043	450,184	(265,141)
Federal and foreign income taxes incurred	$10,125	$179,956	$(169,831)

	Year Ended December 31
	2010	2009	Change
Federal	$(268,109)	$(104,925)	$(163,184)
Foreign	(2,119)	(17)	(2,102)
Subtotal	(270,228)	(104,942)	(165,286)
Federal income tax on net capital gains	450,184	(235,951)	686,135
Federal and foreign income taxes incurred	$179,956	$(340,893)	$520,849

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

The Company’s current income tax incurred and change in deferred income tax differs from the amount obtained by applying the federal statutory rate of 35% to income before tax as follows:

	Year Ended December 31
	2011	2010	2009
Current income taxes incurred	$10,125	$179,956	$(340,893)
Change in deferred income taxes (without tax on unrealized gains and losses)	(136,907)	126,689	251,128
Total income tax reported	$(126,782)	$306,645	$(89,765)

Income before taxes	$(2,260,735)	$1,443,732	$(523,918)
	35.00%	35.00%	35.00%
Expected income tax (benefit) expense at 35%statutory rate	$(791,257)	$505,306	$(183,371)

Increase (decrease) in actual tax reported resulting from

Dividends received deduction	(31,014)	(27,413)	(23,617)
Tax credits	(62,184)	(57,815)	(61,814)
Tax-exempt income	(276)	(90)	(605)
Tax adjustment for IMR	(133,408)	(1,513)	(1,213)
Surplus adjustment for in force ceded	863,606	(22,522)	25,009
Nondeductible expenses	8,166	3,213	3,626
Deferred tax benefit on other items in surplus	(15,569)	35,989	14,424
Provision to return	1,525	(5,730)	(25,350)
Life-owned life insurance	(3,786)	(3,741)	(4,051)
Dividends from certain foreign corporations	331	374	448
Statutory valuation allowance	-	(81,188)	81,188
Prior period adjustment	(26,684)	(57,775)	68,049
Pre-tax income of Single Member Limited Liability Companies (SMLLC's)	25,763	32,281	16,027
Intercompany dividends	(11,653)	(11,620)	(256)
Partnership permanent adjustment	2,290	2,402	2,526
Transfer of basis	51,597	-	-
Other	(4,229)	(3,513)	(785)
Total income tax reported	$(126,782)	$306,645	$(89,765)

For federal income tax purposes, the Company joins in a consolidated income tax return filing with its parent and other affiliated companies. The method of allocation between the companies is subject to a written tax allocation agreement.  Under the terms of the tax allocation agreement, allocations are based on separate income tax return calculations.  The Company is entitled to recoup federal income taxes paid in the event the future losses and credits reduce the greater of the Company's separately computed income tax

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

liability or the consolidated group's income tax liability in the year generated.  The Company is also entitled to recoup federal income taxes paid in the event the losses and credits reduce the greater of the Company's separately computed income tax liability or the consolidated group's income tax liability in any carryback or carryforward year when so applied.  Intercompany income tax balances are settled within thirty days of payment to or filing with the Internal Revenue Service. A tax return has not yet been filed for 2011.

As of December 31, 2011 and 2010, the Company had no tax credit carryforwards.  As of December 31, 2011 and 2010, the Company had no operating loss or capital loss carryforwards available for tax purposes.

The Company incurred income taxes of $71,382 and $225,077 during 2011 and 2010, respectively, which will be available for recoupment in the event of future net losses.  The Company did not incur income taxes during 2009 which will be available for recoupment in the event of future net losses.

The amount of tax contingencies calculated for the Company as of December 31, 2011 and 2010 is $1,178 and $44,265, respectively.  The total amount of tax contingencies that, if recognized, would affect the effective income tax rate is $1,178.  The Company classifies interest and penalties related to income taxes as interest expense and penalty expense, respectively.  The Company’s interest (benefit) expense related to income taxes for the years ending December 31, 2011, 2010 and 2009 is ($3,883), ($12,048) and $5,088, respectively.  The total interest payable balance as of December 31, 2011 and 2010 is $1,197 and $9,830, respectively.  The Company recorded no liability for penalties.  It is not anticipated that the total amounts of unrecognized tax benefits will significantly increase within twelve months of the reporting date.

The Company’s federal income tax returns have been examined by the Internal Revenue Service and closing agreements have been executed through 2004. The examination for the years 2005 through 2006 have been completed and resulted in tax return adjustments that are currently undergoing final calculation at appeal. The examination for the years 2007 through 2008 has been completed and resulted in tax return adjustments that are currently being appealed. An examination is already in progress for the years 2009 and 2010.  The Company believes that there are adequate defenses against or sufficient provisions established related to any open or contested tax positions.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

8. Policy and Contract Attributes

Participating life insurance policies were issued by the Company which entitle policyholders to a share in the earnings of the participating policies, provided that a dividend distribution, which is determined annually based on mortality and persistency experience of the participating policies, is authorized by the Company. Participating insurance constituted approximately 0.06% of ordinary life insurance in force at December 31, 2011 and 2010.

For the years ended December 31, 2011, 2010 and 2009, premiums for life participating policies were $17,183, $18,274 and $21,721, respectively.  The Company accounts for its policyholder dividends based on dividend scales and experience of the policies.  The Company paid dividends in the amount of $9,496, $10,074 and $11,010 to policyholders during 2011, 2010 and 2009, respectively, and did not allocate any additional income to such policyholders.

A portion of the Company’s policy reserves and other policyholders’ funds (including separate account liabilities) relates to liabilities established on a variety of the Company’s annuity and deposit fund products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, is summarized as follows:

	December 31 2011
	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percent
Subject to discretionary withdrawal
With fair value adjustment	$1,756,726	$82,332	$-	$1,839,058	2%
At book value less surrender charge of 5% or more	3,561,563	-	-	3,561,563	5
At fair value	77,738	-	33,124,204	33,201,942	44
Total with adjustment or at fair value	5,396,027	82,332	33,124,204	38,602,563	51
At book value without adjustment (minimal or no charge or adjustment)	19,838,059	-	-	19,838,059	26
Not subject to discretionary withdrawal provision	17,057,943	66,860	34,803	17,159,606	23
Total annuity reserves and deposit liabilities	42,292,029	149,192	33,159,007	75,600,228	100%
Less reinsurance ceded	19,243,486	-	-	19,243,486
Net annuity reserves and deposit liabilities	$23,048,543	$149,192	$33,159,007	$56,356,742

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

	December 31
	2010
	Amount	Percent
Subject to discretionary withdrawal With fair value adjustment	$2,074,251	3%
At book value less surrender charge of 5% or more	11,051,155	15
At fair value	30,171,132	41
Total with adjustment or at fair value	43,296,538	59
At book value without adjustment (minimal or no charge or adjustment)	13,913,541	19
Not subject to discretionary withdrawal provision	16,081,041	22
Total annuity reserves and deposit liabilities	73,291,120	100%
Les s reinsurance ceded	18,062,445
Net annuity reserves and deposit liabilities	$55,228,675

Included in the liability for deposit-type contracts at December 31, 2011 and 2010 are $287,687 and $413,274, respectively, of funding agreements issued by an affiliate to special purpose entities in conjunction with non-recourse medium-term note programs. Under these programs, the proceeds from each note series issuance are used to purchase a funding agreement from an affiliated Company which secures that particular series of notes. The funding agreement is reinsured to the Company.  In general, the payment terms of the note series match the payment terms of the funding agreement that secures that series. Claims for principal and interest for these funding agreements are afforded equal priority as other policyholders.

At December 31, 2011, the contractual maturities were as follows:

Year	Amount
2012	$54,310
2013	-
2014	233,377
2015	-
2016	-
Thereafter	-

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

The Company’s liability for deposit-type contracts includes GIC’s and funding agreements assumed from MLIC.  The liabilities assumed are $1,721,235 and $1,896,737 at December 31, 2011 and 2010, respectively.

Certain separate and variable accounts held by the Company relate to individual variable life insurance policies.  The benefits provided on the policies are determined by the performance and/or fair value of the investments held in the separate account.  The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative.  The assets of these separate accounts are carried at fair value.  The life insurance policies typically provide a guaranteed minimum death benefit.

Certain separate accounts held by the Company represent funds which are administered for pension plans. The assets consist primarily of fixed maturities and equity securities and are carried at fair value. The Company provides a minimum guaranteed return to policyholders of certain separate accounts. Certain other separate accounts do not have any minimum guarantees and the investment risks associated with fair value changes are borne entirely by the policyholder.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

Information regarding the separate accounts of the Company as of and for the years ended December 31, 2011, 2010 and 2009 is as follows:

	Guaranteed Indexed		Nonindexed Guarantee Less Than or Equal to 4%	Nonindexed Guarantee Greater Than 4%	Nonguaranteed Separate Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2011	$		$226	$9,994	$9,381,447	$9,391,667

Reserves for separate accounts as of December 31, 2011 with assets at:
Fair value		$-	$20,144	$46,716	$38,480,821	$38,547,681
Amortized cost		-	610,951	-	-	610,951
Total as of December 31, 2011		$-	$631,095	$46,716	$38,480,821	$39,158,632

Reserves for separate accounts by withdrawal characteristics as of December 31, 2011:
Subject to discretionary withdrawal:
With fair value adjustment		$-	$82,332	$-	$-	$82,332
At fair value		-	-	-	38,446,018	38,446,018
At book value without fair value adjustment and with current surrender charge of less than 5%		-	528,619	-	-	528,619
Subtotal		-	610,951		38,446,018	39,056,969
Not subject to discretionary withdrawal		-	20,144	46,716	34,803	101,663
Total separate account liabilities at December 31, 2011		$-	$631,095	$46,716	$38,480,821	$39,158,632

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

	Guaranteed Indexed	Nonindexed Guarantee Less Than or Equal to 4%	Nonindexed Guarantee Grater Than 4%	Nonguaranteed Separate Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2010	$-	$14,373	$12,735	$6,368,599	$6,395,707

Reserves for separate accounts as of December 31, 2010 with assets at:
Fair value	$-	$18,416	$45,818	$35,632,948	$35,697,182
Amortized cost	-	589,789	-	-	589,789
Total as of December 31, 2010	$-	$608,205	$45,818	$35,632,948	$36,286,971

Reserves for separate accounts by withdrawal characteristics as of December 31, 2010:
Subject to discretionary withdrawal:
With fair value adjustment	$-	$80,801	$-	$-	$80,801
At fair value	-	-	-	35,595,332	35,595,332
At book value without fair value adjustment and with current surrender charge of less than 5%	-	508,989	-	-	508,989
Subtotal	-	589,790	-	35,595,332	36,185,122
Not subject to discretionary withdrawal	-	18,415	45,818	37,616	101,849
Total separate account liabilities at December 31, 2010	$-	$608,205	$45,818	$35,632,948	$36,286,971

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

	Guaranteed Indexed	Nonindexed Guarantee Less Than or Equal to 4%	Nonindexed Guarantee Greater Than 4%	Nonguaranteed Separate Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2009	$-	$25,111	$11,535	$4,277,875	$4,314,521

Reserves for separate accounts as of December 31, 2009 with assets at:
Fair value	$-	$23,701	$43,846	$30,630,714	$30,698,261
Amortized cost	-	564,835	-	-	564,835
Total as of December 31, 2009	$-	$588,536	$43,846	$30,630,714	$31,263,096

Reserves for separate accounts by withdrawal characteristics as of December 31, 2009:
Subject to discretionary withdrawal:
With fair value adjustment	$-	$76,570	$-	$-	$76,570
At fair value	-	-	-	30,630,714	30,630,714
At book value without fair value adjustment and with current surrender charge of less than 5%	-	488,265	-	-	488,265
Subtotal	-	564,835	-	30,630,714	31,195,549
Not subject to discretionary withdrawal	-	23,701	43,846	-	67,547
Total separate account liabilities at December 31, 2009	$-	$588,536	$43,846	$30,630,714	$31,263,096

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

A reconciliation of the amounts transferred to and from the Company’s separate accounts is presented below:

	Year Ended December 31
	2011	2010	2009
Transfer as reported in the summary of operations of the separate accounts statement:
Transfers to separate accounts	$9,383,003	$6,369,429	$4,414,472
Transfers from separate accounts	(4,988,224)	(4,622,672)	(2,297,193)
Net transfers to separate accounts	4,394,779	1,746,757	2,117,279
Miscellaneous reconciling adjustments	(35,095)	(82,626)	(108,116)
Net transfers as reported in the statements of operations of the life, accident and health annual statement	$4,359,684	$1,664,131	$2,009,163

The legal insulation of separate account assets prevents such assets from being generally available to satisfy claims resulting from the general account.  At December 31, 2011 and 2010, the Company’s separate account statement included legally insulated assets of $41,472,571 and $38,370,952, respectively.  The assets legally insulated from general account claims at December 31, 2011 and 2010 are attributed to the following products:

	2011	2010
Group annuities	$13,431,208	$12,233,633
Variable annuities	21,175,176	18,848,339
Fixed universal life	593,065	555,267
Variable universal life	6,019,780	6,472,224
Variable life	158,187	173,383
Modified separate accounts	95,155	88,106
Total separate account assets	$41,472,571	$38,370,952

Some separate account liabilities are guaranteed by the general account.  In accordance with the guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the general account.  As of December 31, 2011 and 2010, the general account of the Company had a maximum guarantee for separate account liabilities of $2,870,835 and $1,954,169, respectively.  To compensate the general account for the risk taken, the separate account paid risk charges of $124,016 and $107,662 to the general account in 2011 and 2010, respectively.  As of December 31, 2011 and 2010, the general account of

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

the Company had paid $28,556 and $76,405, respectively, toward separate account guarantees.

At December 31, 2011 and 2010, the Company reported guaranteed separate account assets at amortized cost in the amount of $76,385 and $68,840, respectively, based upon the prescribed practice granted by the State of Iowa as described in Note 2.  These assets had a fair value of $78,032 and $71,653 at December 31, 2011 and 2010, respectively, which would have resulted in an unrealized gain of $1,647 and $2,813, respectively, had these assets been reported at fair value.

At December 31, 2011 and 2010, the Company reported additional separate account assets at amortized cost in the amount of $539,980 and $505,926, respectively, due to a practice prescribed by the State of Iowa, as discussed in Note 2.  These assets had a fair value of $580,896 and $528,910 at December 31, 2011 and 2010, respectively, which would have resulted in an unrealized gain of $40,916 and $22,984, respectively, had these assets been reported at fair value.
The Company does not participate in securities lending transactions within the separate account.

Effective December 31, 2009, the Company adopted Actuarial Guideline XLIII (AG 43), which replaces Actuarial Guidelines 34 and 39.  AG 43 specifies statutory reserve requirements for variable annuity contracts with benefit guarantees (VACARVM) and without benefit guarantees and related products.  The AG 43 reserve calculation includes variable annuity products issued after January 1, 1981.  Examples of covered guaranteed benefits include guaranteed minimum accumulation benefits, return of premium death benefits, guaranteed minimum income benefits, guaranteed minimum withdrawal benefits and guaranteed payout annuity floors.  The aggregate reserve for contracts falling within the scope of AG 43 is equal to the conditional tail expectation (CTE) amount, but not less than the standard scenario amount (SSA). The Company reported an increase in reserves and a decrease in net income of $17,571 at December 31, 2009, related to the adoption of AG 43 and changes in the underlying assumptions.

To determine the CTE Amount, the Company used 1,000 of the pre-packaged scenarios developed by the American Academy of Actuaries (AAA) produced in October 2005 and prudent estimate assumptions based on Company experience. The SSA was determined using the assumptions and methodology prescribed in AG 43 for determining the SSA.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

At December 31, 2011 and 2010, the Company had variable and separate account annuities with minimum guaranteed benefits as follows:

Benefit and Type of Risk	Subjected Account Value	Amount of Reserve Held	Reinsurance Reserve Credit
December 31, 2011
Minimum guaranteed death benefit	$8,216,929	$699,903	$620,534
Minimum guaranteed income benefit	5,564,562	2,886,163	2,364,909
Guaranteed premium accumulation fund	151,702	13,223	-
Minimum guaranteed withdrawal benefit	12,501,566	43,089	3,445
December 31, 2010
Minimum guaranteed death benefit	$9,490,182	$1,177,396	$864,478
Minimum guaranteed income benefit	5,577,295	849,211	800,705
Guaranteed premium accumulation fund	136,292	10,717	-
Minimum guaranteed withdrawal benefit	9,433,267	960	960

Reserves on the Company’s traditional life insurance products are computed using mean reserving methodologies.  These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy’s paid-through date to the policy’s next anniversary date. At December 31, 2011 and 2010, the gross premium and loading amounts related to these assets (which are reported as premiums deferred and uncollected), are as follows:

	Gross	Loading	Net
December 31, 2011
Life and annuity:
Ordinary first-year business	$5,227	$244	$4,983
Ordinary renewal business	586,196	4,737	581,459
Group life business	17,545	2,251	15,294
Credit life business	1,175	-	1,175
Reinsurance ceded	(492,439)	-	(492,439)
	117,704	7,232	110,472
Accident and health	20,711	-	20,711
	$138,415	$7,232	$131,183

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

	Gross	Loading	Net
December 31, 2010
Life and annuity:
Ordinary first-year business	$14,252	$479	$13,773
Ordinary renewal business	482,857	7,405	475,452
Group life business	9,163	2,132	7,031
Credit life business	(8,524)	-	(8,524)
Reinsurance ceded	(288,150)	-	(288,150)
	209,598	10,016	199,582
Accident and health	24,304	-	24,304
	$233,902	$10,016	$223,886

The Company anticipates investment income as a factor in the premium deficiency calculation, in accordance with SSAP No. 54, Individual and Group Accident and Health Contracts. At December 31, 2011 and 2010, the Company had insurance in force aggregating $119,164,169 and $465,525,557, respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the Insurance Division, Department of Commerce, of the State of Iowa. The Company established policy reserves of $817,479 and $907,228 to cover these deficiencies at December 31, 2011 and 2010, respectively.

For indeterminate premium products, a full schedule of current and anticipated premium rates is developed at the point of issue.  Premium rate adjustments are considered when anticipated future experience foretells deviations from the original profit standards.  The source of deviation (mortality, persistency, expense, etc.) is an important consideration in the re-rating decision as well as the potential effect of a rate change on the future experience of the existing block of business.

9. Capital and Surplus

The Company is subject to limitations, imposed by the State of Iowa, on the payment of dividends to its shareholders. Generally, dividends during any twelve-month period may not be paid, without prior regulatory approval, in excess of the greater of (a) 10 percent of the Company’s statutory surplus as of the preceding December 31, or (b) the Company’s statutory gain from operations before net realized capital gains (losses) on investments for the preceding year. Subject to the availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2012, without the prior approval of insurance regulatory authorities, is $512,164.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

Prior to merging into the Company during 2009, IFLIC was partially owned by unaffiliated participating common shareholders.  At December 31, 2008, IFLIC had 3,000 participating common shares authorized and 1,500 shares issued and outstanding.  Participating shareholders’ surplus is segregated from unassigned surplus on the balance sheet to disclose the surplus required by mandatory participating voting common stock redemption provisions of the Company bylaws.  At December 31, 2008, IFLIC had Participating shareholders’ surplus of $378.  Participating common shareholders were redeemed for cash consideration of $421 during 2009 prior to the merger of IFLIC into the Company, resulting in a reduction of common stock and additional paid-in capital of $2 each and a reduction of unassigned surplus of $417.

The Company received a return of capital of $59 from its subsidiary, Life Investors Alliance, on September 30, 2011.  The Company made an initial capital contribution of $255,000 to its subsidiary, TRRI, on September 27, 2011.  This amount consisted of a $252,500 cash capital contribution and $2,500 in consideration for TRRI’s stock.

The Company received a capital contribution of $200,000 from its parent company, Transamerica International Holdings, Inc., on May 27, 2011.  On December 30, 2009, the Company received a capital contribution of $500,000 from its parent company.

The Company did not pay any dividends in 2011.  The Company paid a common stock dividend of $1,260,830 to its common stock shareholder, TIHI, on December 23, 2010.  The Company paid preferred stock dividends of $36,260 and $102,910 to its preferred stock shareholders, AEGON and Transamerica, respectively, on December 23, 2010.  The Company paid a dividend to its parent company of $10,031 in the form of 1,000 shares of stock of TPIC on June 25, 2009.

The Company received preferred and common stock dividends of $430 and $37,370, respectively, from TFLIC on December 21, 2011.

Life and health insurance companies are subject to certain RBC requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life or health insurance company is to be determined based on the various risk factors related to it. At December 31, 2011, the Company meets the minimum RBC requirements.

On September 30, 2002, LIICA, which merged in to the Company effective October 2, 2008, received $150,000 from AEGON in exchange for surplus notes.  These notes are due 20 years from the date of issuance at an interest rate of 6%, and are subordinate and junior in right of payment to all obligations and liabilities of the Company. In the event of liquidation of the Company, the holders of the issued and outstanding preferred stock

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

shall be entitled to priority only with respect to accumulated but unpaid dividends before the holder of the surplus notes and full payment of the surplus notes shall be made before the holders of common stock become entitled to any distribution of the remaining assets of the Company.  The Company received approval from the Insurance Division, Department of Commerce, of the State of Iowa prior to paying quarterly interest payments.

Additional information related to the outstanding surplus notes at December 31, 2011 and 2010 is as follows:

For Year	Balance	Interest Paid	Cumulative	Accrued
Ending	Outstanding	Current Year	Interest Paid	Interest
2011	$150,000	$9,000	$81,000	$2,250
2010	150,000	9,000	72,000	2,250

10. Securities Lending

The Company participates in an agent-managed securities lending program.  The Company receives collateral equal to 102% of the fair value of the loaned domestic securities as of the transaction date.  If the fair value of the collateral is at any time less than 102% of the fair value of the loaned securities, the counterparty is mandated to deliver additional collateral, the fair value of which, together with the collateral already held in connection with the lending transaction, is at least equal to 102% of the fair value of the loaned government or other domestic securities.  In the event the Company loans a foreign security and the denomination of the currency of the collateral is other than the denomination of the currency of the loaned foreign security, the Company receives and maintains collateral equal to 105% of the fair value of the loaned security.

At December 31, 2011 and 2010, respectively, securities in the amount of $3,425,216 and $3,841,442 were on loan under securities lending agreements as a part of this program.  At December 31, 2011, the collateral the Company received from securities lending activities was in the form of cash and on open terms. This cash collateral is reinvested and is not available for general corporate purposes. The reinvested cash collateral has a fair value of $3,517,849 and $3,954,149 at December 31, 2011 and 2010, respectively.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

The contractual maturities of the securities lending collateral positions are as follows:

Fair Value
Open	$3,521,430
30 days or less	-
31 to 60 days	-
61 to 90 days	-
Greater than 90 days	-
Total	3,521,430

Securities received
Total collateral received	$3,521,430

The maturity dates of the reinvested securities lending collateral are as follows:

	Amortized Cost	Fair Value
Open	$142,887	$142,886
30 days or less	2,237,923	2,237,835
31 to 60 days	686,008	685,980
61 to 90 days	230,111	229,886
121 to 180 days	168,240	168,240
181 to 365 days	13,137	13,137
1 to 2 years	41,998	39,885
Total	3,520,304	3,517,849

Securities received	-	-
Total collateral reinvested	$3,520,304	$3,517,849

For securities lending, the Company’s sources of cash that it uses to return the cash collateral is dependent upon the liquidity of the current market conditions.  Under current conditions, the Company has securities with a par value of $3,520,672 (fair value of $3,517,849) that are currently tradable securities that could be sold and used to pay for the $3,521,430 in collateral calls that could come due under a worst-case scenario.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

11. Retirement and Compensation Plans

The Company’s employees participate in a qualified defined benefit pension plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based on International Accounting Standards 19 (IAS 19), Accounting for Employee Benefits and based upon actuarial participant benefit calculations.  The benefits are based on years of service and the employee’s eligible annual compensation. Pension expenses were $20,647, $18,324 and $17,949 for the years ended December 31, 2011, 2010 and 2009, respectively.  The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974.

The Company’s employees also participate in a defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to twenty-five percent of their salary to the plan. The Company will match an amount up to three percent of the participant’s salary. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974. Expense related to this plan was $10,237, $10,390 and $9,654 for the years ended December 31, 2011, 2010 and 2009, respectively.

AEGON sponsors supplemental retirement plans to provide the Company’s senior management with benefits in excess of normal pension benefits. The plans are noncontributory, and benefits are based on years of service and the employee’s compensation level. The plans are unfunded and nonqualified under the Internal Revenue Service Code. In addition, AEGON has established incentive deferred compensation plans for certain key employees of the Company. The Company’s allocation of expense for these plans for each of the years ended December 31, 2011, 2010 and 2009 was negligible. AEGON also sponsors an employee stock option plan/stock appreciation rights for employees of the Company and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been accrued or funded as deemed appropriate by management of AEGON and the Company.

In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)
 contributory. The postretirement plan expenses are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company expensed $3,951, $4,609 and $4,254 related to these plans for the years ended December 31, 2011, 2010 and 2009, respectively.

12. Related Party Transactions

The Company shares certain officers, employees and general expenses with affiliated companies.

The Company is party to a common cost allocation service agreement between AEGON companies, in which various affiliated companies may perform specified administrative functions in connection with the operation of the Company, in consideration of reimbursement of actual costs of services rendered.  The Company is also party to two additional service agreements with Transamerica Advisors Life Insurance Company of New York (TALICNY) and TFLIC, in which the Company provides services, including accounting, data processing and other professional services, in consideration of reimbursement of the actual costs of services rendered.  The Company is also a party to a Management and Administrative and Advisory agreement with AEGON USA Realty Advisors, Inc. whereby the advisor serves as the administrator and advisor for the Company’s mortgage loan operations.  AEGON USA Investment Management, LLC acts as a discretionary investment manager under an Investment Management Agreement with the Company. The net amount received by the Company as a result of being a party to these agreements was $75,124, $46,373 and $32,580 during 2011, 2010 and 2009, respectively.  Fees charged between affiliates approximate their cost. The Company has an administration service agreement with Transamerica Asset Management, Inc. to provide administrative services to the AEGON/Transamerica Series Trust. The Company received $60,237, $51,177 and $40,040 for these services during 2011, 2010 and 2009, respectively.

Transamerica Capital, Inc. provides wholesaling distribution services for the Company under a distribution agreement.  The Company incurred expenses under this agreement of $79,375, $67,790 and $73,721 for the years ended December 31, 2011, 2010 and 2009, respectively.

At December 31, 2011 and 2010, respectively, the Company reported a net amount of payables to affiliates of $88,949 and $228,137.  Terms of settlement require that these amounts be settled within 90 days.  Receivables from and payables to affiliates bear interest at the thirty-day commercial paper rate.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

At December 31, 2011, the Company had short-term intercompany notes receivable of $185,100 as follows.  In accordance with SSAP No. 25, Accounting for and Disclosures about Transactions with Affiliates and Other Related Parties, these notes are reported as short-term investments.

Receivable from	Amount	Due By	Interest Rate
AEGON	$185,100	December 28, 2012	0.12%

At December 31, 2010, the Company had short-term intercompany notes receivable of $270,000 as follows.  All of these notes were repaid prior to their due date.

Receivable from	Amount	Due By	Interest Rate
Transamerica Corporation	$75,500	July 19, 2011	0.35%
AEGON	69,500	December 22, 2011	0.25
AEGON	18,000	December 24, 2011	0.25
AEGON	76,000	December 27, 2011	0.25
AEGON	31,000	December 29, 2011	0.25

During 2011, 2010 and 2009, the Company paid (received) net interest of $252, $142 and $(1,193), respectively, to affiliates.

During 1998, the Company issued life insurance policies to two affiliated companies, covering the lives of certain employees of those affiliates. Aggregate reserves for policies and contracts related to these policies are $148,230 and $143,563 at December 31, 2011 and 2010, respectively.

In prior years, the Company purchased life insurance policies covering the lives of certain employees of the Company from an affiliate. At December 31, 2011 and 2010, the cash surrender value of these policies was $153,701 and $148,756, respectively.

13. Commitments and Contingencies

At December 31, 2011 and 2010, the Company has mortgage loan commitments of $65,654 and $37,624, respectively. The Company has contingent commitments for $ 384,572 and $457,326 as of December 31, 2011 and 2010, respectively, to provide additional funding for various joint ventures, partnerships, and limited liability companies, which includes LIHTC commitments of $53,963 and $29,934, respectively.

There were no private placement commitments outstanding as of December 31, 2011 and 2010.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

At December 31, 2011, the net amount of securities being acquired on a “to be announced” (TBA) basis was $10,206.  There were no securities being acquired on a TBA basis as of December 31, 2010.

The Company may pledge assets as collateral for derivative transactions. At December 31, 2011 and 2010, the Company has pledged invested assets with a carrying value of $161,542 and $210,686, respectively, and fair value of $184,431 and $208,328, respectively, in conjunction with these transactions.

As mentioned in Note 1, amendments to SSAP No. 91R during 2010 resulted in the cash collateral received from derivative counterparties as well as the obligation to return the collateral being recorded on the Company’s balance sheet.  The amount of cash collateral posted as of December 31, 2011 and 2010, respectively, was $1,094,873 and $240,335.  In addition, securities in the amount of $382,069 and $104,186 were also posted to the Company as of December 31, 2011 and 2010, respectively, which were not included on the balance sheet of the Company as the Company does not have the ability to sell or repledge the collateral.

The Company may pledge assets as collateral for transactions involving funding agreements.  At December 31, 2011 and 2010, the Company has pledged invested assets with a carrying amount of $138,841 and $182,365, respectively, and fair value of $138,667 and $190,511, respectively, in conjunction with these transactions.

The Company has provided back-stop guarantees for the performance of non-insurance affiliates or subsidiaries that are involved in the guaranteed sale of investments in low-income housing tax credit partnerships.  The nature of the obligation is to provide third party investors with a minimum guaranteed annual and cumulative return on their contributed capital which is based on tax credits and tax losses generated from the low income housing tax credit partnerships.  Guarantee payments arise if low income housing tax credit partnerships experience unexpected significant decreases in tax credits and tax losses or there are compliance issues with the partnerships.  A significant portion of the remaining term of the guarantees is between 13-21 years.  The Company did not recognize a liability for the low income housing tax credit guarantees due to the adoption of SSAP No. 5R at December 31, 2011, as the maximum potential amount of future payments the Company could be required to make is immaterial to the Company’s financial results.  In the event the Company is required to make a payment under this guarantee, the payment would be reflected in the Company’s financial statements as a decrease in net investment income.  The maximum potential amount of future payments (undiscounted) that the Company could be required to make under these guarantees is $309.  No payments are required as of December 31, 2011.  The current assessment of risk of making payments under these guarantees is remote.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

The Company has guaranteed to the Monetary Authority of Singapore (MAS) that it will provide adequate funds to make up for any liquidity shortfall in its wholly-owned foreign life insurance subsidiary, TLB (Singapore Branch), and continue to meet, pay and settle all present and future obligations of TLB.  As of December 31, 2011, there is no payment or performance risk because TLB has adequate liquidity as of this date.

The Company has guaranteed to the Hong Kong Insurance Authority that it will provide the financial support to TLB for maintaining TLB’s solvency at all times so as to enable TLB to promptly meet its obligations and liabilities.  If at any time the value of TLB’s assets do not exceed its liabilities by the prevailing acceptable level of solvency, the Company will increase the paid up share capital of TLB or provide financial assistance to TLB to maintain the acceptable level of solvency.  An acceptable level of solvency is net assets at one hundred and fifty percent of the required margin of solvency as stipulated under the Insurance Companies (Margin of Solvency) Regulation. As of December 31, 2011, there is no payment or performance risk because TLB is able to meet its obligations and has assets in excess of its liabilities by the prevailing level of solvency as of this date.

The Company has guaranteed that TLB will (1) maintain tangible net worth of at least equal to the greater of 165% of Standard & Poor’s Risk-Based Capital and the minimum required by regulatory authorities in all jurisdictions in which TLB operates, (2) have, at all times, sufficient cash to pay all contractual obligations in a timely manner and (3) have a maximum operating leverage ratio of 20 times.  TLIC can terminate this agreement upon thirty days written notice, but not until TLB attains a rating from Standard & Poor’s the same as without the support from this agreement, or the entire book of TLB business is transferred provided that it is transferred to an entity with a rating from S&P that is the same as or better than TLIC’s then current rating or AA, whichever is lower.  As of December 31, 2011, there is no payment or performance risk because TLB has adequate tangible net worth, sufficient cash to meet its obligations and an operating leverage ratio not in excess of 20 times as of this date.

The Company is not able to estimate the financial statement impact or the maximum potential amount of future payments it could be required to make under these three guarantees as they are considered to be unlimited under the provisions of SSAP No. 5R.

The Company has provided a guarantee to TLB’s (Singapore Branch) policyholders.  If TLB fails to pay a valid claim solely by reason of it becoming insolvent as defined by Bermuda law, then the Company shall pay directly to the policy owner or named beneficiary the amount of the valid claim.  At December 31, 2011, TLB holds related statutory-basis policy and claim reserves of $267,940, which would be the maximum potential amount of future payments the Company could be required to make under this guarantee.  In the event the Company is required to make a payment under this guarantee,

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)
the payment would be reflected in the Company’s financial statements as an increase to incurred claims.  As of December 31, 2011, there is no payment or performance risk because TLB is not insolvent as of this date.

The Company did not recognize a liability for any of the TLB guarantees due to the adoption of SSAP No. 5R at December 31, 2011, as a liability is not required for guarantees to or on behalf of a wholly-owned subsidiary.  Management monitors TLB’s financial condition, and there are no indications that TLB will become insolvent.  As such, management feels the risk of payment under these guarantees on behalf of TLB is remote.

The Company has provided guarantees for the obligations of noninsurance affiliates who have accepted assignments of structured settlement payment obligations from other insurers and purchase structured settlement insurance policies from subsidiaries of the Company that match those obligations.  The guarantees made by the Company are specific to each structured settlement contract and vary in date and duration of the obligation.  These are numerous and are backed by the reserves established by the Company to represent the present value of the future payments for those contracts. The statutory reserve established at December 31, 2011 for the total payout block is $3,770,907.  As this reserve is already recorded on the balance sheet of the Company, there was no additional liability recorded due to the adoption of SSAP No. 5R.

The following table provides an aggregate compilation of guarantee obligations as of December 31, 2011:

December 31
2011
Aggregate maximum potential of future payments of all guarantees (undiscounted)	$268,249
Current liability recognized in financial statements:
Noncontingent liabilities	-
Contingent liabilities	-
Ultimate financial statement impact if action required:
Incurred claims	267,940
Other	309
Total impact if action required	$268,249

The Company had outstanding funding agreements totaling $4,054,848 and $4,500,724 at December 31, 2011 and 2010, respectively, to the FHLB, and the funds received are reported as deposit-type liabilities per SSAP No. 52, Deposit-Type Contracts.  Total

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

reserves are equal to the funding agreements balance.  These funding agreements are used for investment spread management purposes and are subject to the same asset/liability management practices as other deposit-type business.  All of the funding agreements issued to the FHLB are classified in the general account as it is a general obligation of the Company.

Collateral is required by the FHLB to support repayment of the funding agreements.  The amount of pledged collateral at December 31, 2011 and 2010 was $5,859,852 and $6,607,053, respectively.  In addition, the FHLB requires their common stock to be purchased.  The Company owns FHLB common stock with a par value of $160,188 and $210,250 at December 31, 2011 and 2010, respectively.  The FHLB has set funding capacity limits on the Company which are significantly higher than the current funding agreement level; however, the FHLB is under no obligation to extend additional capacity.

The Company has issued synthetic GIC contracts to benefit plan sponsors on assets totaling $1,848,101 and $2,034,558 as of December 31, 2011 and 2010, respectively.  A synthetic GIC is an off-balance sheet fee-based product sold primarily to tax qualified plans. The plan sponsor retains ownership and control of the related plan assets. The Company provides book value benefit responsiveness in the event that qualified plan benefit requests exceed plan cash flows. In certain contracts, the Company agrees to make advances to meet benefit payment needs and earns a market interest rate on these advances. The periodically adjusted contract-crediting rate is the means by which investment and benefit responsive experience is passed through to participants.  In return for the book value benefit responsive guarantee, the Company receives a premium that varies based on such elements as benefit responsive exposure and contract size.  The Company underwrites the plans for the possibility of having to make benefit payments and also must agree to the investment guidelines to ensure appropriate credit quality and cash flow.  A contract reserve of $3,000 has been established for the possibility of unexpected benefit payments at below market interest rates at December 31, 2011 and 2010.

As of December 31, 2011 and 2010, the Company had entered into a credit enhancement and a standby liquidity asset purchase agreement on a municipal variable rate demand note facility with commitment amounts of $490 and $535, respectively, for which it was paid a fee.  Prior to a change in the remarketing agent, this agreement was drawn upon and repaid during 2009.  The Company does not believe there will be an additional draw under this agreement.  However, if there were, any such draws would be purchases of municipal bonds, which would be repaid with interest.

The Company is a party to legal proceedings involving a variety of issues incidental to its business, including class actions.  Lawsuits may be brought in nearly any federal or state

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

court in the United States or in an arbitral forum.  In addition, there continues to be significant federal and state regulatory activity relating to financial services companies.  The Company’s legal proceedings are subject to many variables, and given its complexity and scope, outcomes cannot be predicted with certainty. Although legal proceedings sometimes include substantial demands for compensatory and punitive damages, and injunctive relief, it is management’s opinion that damages arising from such demands will not be material to the Company’s financial position.

During 2010, the Company recorded a one-time provision to general insurance expenses of $140,000 for settlement of a dispute related to a Bank Owned Life Insurance (BOLI) policy in the United States.  Subsequent to the disruption in the credit market, which affected the investment value of the policy’s underlying assets, a suit was filed alleging that the policy terms were not sufficiently fulfilled by AEGON.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company, except where right of offset against other taxes paid is allowed by law.  Amounts available for future offsets are recorded as an asset on the Company’s balance sheet. The future obligation for known insolvencies has been accrued based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The Company has established a reserve of $33,490 and $37,041 and an offsetting premium tax benefit of $4,744 and $3,550 at December 31, 2011 and 2010, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The guaranty fund (benefit) expense was $(3,645), $2,465 and $460, for the years ended December 31, 2011, 2010 and 2009, respectively.

14. Sales, Transfer, and Servicing of Financial Assets and Extinguishments of Liabilities

The Company has recorded liabilities of $88,828 and $200,977 for municipal repurchase agreements as of December 31, 2011 and 2010, respectively.  The repurchase agreements are primarily collateralized by investment-grade corporate bonds with book values of $94,288 and $235,220, respectively, and fair values of $99,880 and $244,933, respectively, as of December 31, 2011 and 2010.  These securities have maturity dates that range from 2013 to 2025.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

For repurchase agreements, the Company rigorously manages asset/liability risks via an integrated risk management framework.  The Company’s liquidity position is monitored constantly, and factors heavily in the management of the asset portfolio.  Projections comparing liquidity needs to available resources in both adverse and routine scenarios are refreshed monthly.  The results of these projections on time horizons ranging from seven days to sixteen months are the basis for the near-term liquidity planning.  This liquidity model excludes new business (non applicable for the spread business), renewals and other sources of cash and assumes all liabilities are paid off on the earliest dates required.  Interest rate risk is carefully managed, in part through rigorously defined and monitored derivatives programs.

The Company did not participate in dollar repurchase agreements at December 31, 2011 or 2010.

In the course of the Company’s asset management, securities are sold and reacquired within 30 days of the sale date to enhance the Company’s yield on its investment portfolio. The details by NAIC designation 3 or below of securities sold during 2011 and reacquired within 30 days of the sale date are:

	Number of Trans actions	Book Value of Securities Sold	Cos t of Securities Repurchased	Gain/(Loss)
Bonds:
NAIC 3	2	$2,275	$2,410	$205
NAIC 4	2	555	586	26
NAIC 5	10	5,848	5,982	335
NAIC 6	3	1,415	1,423	(12)

15. Reconciliation to Statutory Statement

The 2008 Annual Statement did not include the appropriate tax effect on the mark to market income on a derivative as of December 31, 2008.  This item was adjusted for in the 2008 financial statements, and was corrected through federal income tax expense in the 2009 Annual Statement.  There were no reconciling items at December 31, 2011 and 2010 or for the years then ended.  The following is a reconciliation of amounts previously reported to the Insurance Division, Department of Commerce, of the State of Iowa in the 2009 Annual Statement, to those reported in the accompanying statutory-basis financial statements:

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

December 31,
2009
Statement of Operations:
Statutory net loss as reported in the Company's Annual Statement of Operations:	$(99,471)
Increase federal income tax benefit	93,046
Total statutory net loss per financial statements	$(6,425)

16. Subsequent Events

The financial statements are adjusted to reflect events that occurred between the balance sheet date and the date when the financial statements are available to be issued, April 13, 2012, provided they give evidence of conditions that existed at the balance sheet date (Type I).  Events that are indicative of conditions that arose after the balance sheet date are disclosed, but do not result in an adjustment of the financial statements themselves (Type II).  As of April 13, 2012, the Company has not identified any Type I or Type II subsequent events for the year ended December 31, 2011.

Transamerica Life Insurance Company

Summary of Investments – Other Than
Investments in Related Parties
(Dollars in Thousands)

December 31, 2011

SCHEDULE I

Type of Investment	Cost (1)	Market Value	Amount at Which Shown in the Balance Sheet
Fixed maturities
Bonds:
United States government and government agencies and authorities	$4,048,385	$4,914,836	$4,048,385
States, municipalities and political subdivisions	923,005	967,657	923,005
Foreign governments	528,683	535,650	528,683
Hybrid securities	1,031,126	794,493	1,031,126
All other corporate bonds	33,191,089	34,647,322	33,191,089
Preferred stocks	138,596	149,539	138,596
Total fixed maturities	39,860,884	42,009,497	39,860,884
Equity securities
Common stocks:
Industrial, miscellaneous and all other	198,433	229,973	229,973
Total equity securities	198,433	229,973	229,973
Mortgage loans on real estate	6,758,752		6,758,752
Real estate	95,749		95,749
Policy loans	727,684		727,684
Other long-term investments	1,315,279		1,315,279
Receivable for Securities	3,593		3,593
Securities Lending	3,520,304		3,520,304
Cash, cash equivalents and short-term investments	2,931,352		2,931,352
Total investments	$55,412,030		$55,443,570

(1)           Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts.

Transamerica Life Insurance Company

Supplementary Insurance Information
(Dollars in Thousands)

SCHEDULE III

	Future Policy Benefits and Expenses	Unearned Premiums	Policy and Contract Liabilities	Premium Revenue	Net Investment Income*	Benefits, Claims Losses and Settlement Expenses	Other Operating Expenses*
Year ended December 31, 2011
Individual life	$13,797,712	$-	$179,695	$242,721	$767,798	$1,288,152	$934,829
Individual health	2,993,069	97,990	134,931	438,582	202,494	420,327	151,433
Group life and health	1,430,308	14,510	58,498	337,648	88,118	272,474	119,561
Annuity	16,637,184	-	23,495	8,845,105	1,557,448	5,813,892	5,790,315
	$34,858,273	$112,500	$396,619	$9,864,056	$2,615,858	$7,794,845	$6,996,138
Year ended December 31, 2010
Individual life	$14,015,969	$-	$256,354	$1,411,484	$993,846	$1,938,525	$1,109,156
Individual health	2,906,758	102,601	137,513	492,364	199,500	437,569	150,292
Group life and health	1,413,616	15,466	96,571	330,139	75,398	281,807	114,825
Annuity	17,990,509	-	26,915	6,931,132	1,650,427	5,616,190	3,283,491
	$36,326,852	$118,067	$517,353	$9,165,119	$2,919,171	$8,274,091	$4,657,764
Year ended December 31, 2009
Individual life	$13,898,182	$-	$273,389	$1,286,997	$900,907	$1,408,720	$986,135
Individual health	2,801,188	116,341	121,468	470,438	179,158	411,103	158,964
Group life and health	1,409,957	16,322	103,431	344,829	92,181	270,852	135,934
Annuity	19,080,480	-	22,049	5,997,868	1,900,911	1,404,938	6,767,121
.	$37,189,807	$132,663	$520,337	$8,100,132	$3,073,157	$3,495,613	$8,048,154

*Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

Transamerica Life Insurance Company

Reinsurance
(Dollars in Thousands)

SCHEDULE IV

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
Year ended December 31, 2011
Life insurance in force	$452,085,562	$1,075,361,646	$732,908,307	$109,632,223	669%

Premiums:
Individual life	2,300,979	3,793,088	1,734,830	242,721	715%
Individual health	535,034	215,579	119,127	438,582	27%
Group life and health	417,156	109,724	30,216	337,648	9%
Annuity	10,043,863	1,247,624	48,866	8,845,105	1%
	$13,297,032	$5,366,015	$1,933,039	$9,864,056	20%

Year ended December 31, 2010
Life insurance in force	$459,820,666	$969,368,385	$731,229,732	$221,682,013	330%

Premiums:
Individual life	$2,631,499	$3,101,663	$1,881,648	$1,411,484	133%
Individual health	536,163	154,031	110,232	492,364	22%
Group life and health	398,638	87,932	19,433	330,139	6%
Annuity	7,197,141	334,516	68,507	6,931,132	1%
	$10,763,441	$3,678,142	$2,079,820	$9,165,119	23%

Year ended December 31, 2009
Life insurance in force	$450,746,436	$908,732,362	$677,546,211	$219,560,285	309%

Premiums:
Individual life	$2,466,652	$2,799,049	$1,619,394	$1,286,997	126%
Individual health	540,470	189,419	119,387	470,438	25%
Group life and health	389,911	74,823	29,741	344,829	9%
Annuity	9,312,898	3,355,296	40,266	5,997,868	1%
	$12,709,931	$6,418,587	$1,808,788	$8,100,132	22%

Part C: Other Information

Item 26.                      Exhibits

(a)	Board of Directors Resolution**
(b)	Custodian Agreements (Not Applicable)
(c)	Underwriting Contracts
i.	a. Amended and Restated Principal Underwriting Agreement 2
b.	Amendment to Underwriting Agreement 7
c.	Amendment No. 8 and Novation to Amended And Restated Principal Underwriting Agreement 13
ii.	Selected Broker Agreement 7
a.      Selected Broker Agreement 13
(d)	Contracts
i.	Specimen Variable Adjustable Life Insurance Policy**
a. Specimen Variable Adjustable Life Insurance Policy (approved effective 1-1-09)15
ii.	Term Insurance Rider**
iii.	Experience Credits Rider 9
iv.	Death Benefit Enhancement Rider 117
v.	Death Benefit Enhancement Rider 217
(e)	Application**
i.            Application 13
(f)	Depositor’s Certificate of Incorporation and By-Laws
i.	Articles of Incorporation of Transamerica Life Insurance Company 1
ii.	By-Laws of Transamerica Life Insurance Company1
(g)	Reinsurance Contracts
i.	Reinsurance Treaty dated July 1, 2002 5
(h)	Participation Agreements
i.	a. Participation Agreement regarding Fidelity Variable Insurance Products Fund 3
b. Participation Agreement regarding Fidelity Variable Insurance Products Fund II 3
c. Participation Agreement regarding Fidelity Variable Insurance Products Fund III 3
d. Amendment to Participation Agreement regarding Fidelity Variable Insurance Products Fund and Fidelity Variable Insurance Products Fund II 7
e. Amendment to Participation Agreement regarding Fidelity Variable Insurance Products Fund III7
f. Amended and Restated Participation Agreement regarding Fidelity Variable Insurance Products Funds 12
g. Shareholder Information Sharing Agreement (Under Rule 22c-2(a)(2) of the Investment Company Act of 1940) regarding Fidelity Variable Insurance Products Funds 13
ii.	a. Participation Agreement regarding PIMCO Variable Insurance Trust 7
b. Amendment to Participation Agreement regarding PIMCO Variable Insurance Trust7
c. Amendment to Participation Agreement regarding PIMCO Variable Insurance Trust7

d. Amendment to Participation Agreement regarding PIMCO Variable Insurance Trust 13
e. Shareholder Information Sharing Agreement (Under Rule 22c-2(a)(2) of the Investment Company Act of 1940) regarding PIMCO Variable Insurance Trust13
f. Amendment to Participation Agreement regarding PIMCO Variable Insurance Trust*
iii.	a. Participation Agreement regarding T. Rowe Price Equity Series, Inc. and T. Rowe Price International Series, Inc. 7
b. Amendment to Participation Agreement regarding T. Rowe Price Equity Series, Inc. and T. Rowe Price International Series, Inc. 7
c. Shareholder Information Sharing Agreement (Under Rule 22c-2(a)(2) of the Investment Company Act of 1940) regarding T. Rowe Price Equity Series, Inc. and
T. Rowe Price International Series, Inc. 13
iv.   a. Participation Agreement regarding Janus Aspen Series 4
b.   Amendment to Participation Agreement regarding Janus Aspen Series 7
c. Shareholder Information Sharing Agreement (Under Rule 22c-2(a)(2) of the Investment Company Act of 1940) regarding Janus Aspen Series. 13
d. Amendment to Participation Agreement regarding Janus Aspen Series*
v.	a. Participation Agreement regarding INVESCO Variable Investment Funds, Inc. 7
b. Amendment to Participation Agreement regarding INVESCO Variable Investment Funds, Inc. 7
      vi.  a. Participation Agreement regarding Universal Institutional Funds, Inc. 7
b. Amendment to Participation Agreement regarding Universal Institutional Funds, Inc. 7
c. Amendment to Participation Agreement regarding Universal Institutional Funds, Inc. 7
d. Shareholder Information Sharing Agreement (Under Rule 22c-2(a)(2) of the Investment Company Act of 1940) regarding Universal Institutional Funds Inc. 13
    vii.    a. Participation Agreement regarding Vanguard Variable Insurance Funds 7
b. Amendment to Participation Agreement regarding Vanguard Variable Insurance Funds7
c. Amendment to Participation Agreement regarding Vanguard Variable Insurance Funds7
d. Shareholder Information Sharing Agreement (Under Rule 22c-2(a)(2) of the Investment Company Act of 1940) regarding Vanguard Variable Insurance Funds 13
e. Amendment to Participation Agreement regarding Vanguard Variable Insurance Funds*
viii.	a. Participation Agreement regarding Royce Capital Fund 7
b. Amendment to Participation Agreement regarding Royce Capital Fund7
c. Shareholder Information Sharing Agreement (Under Rule 22c-2(a)(2) of the Investment Company Act of 1940) regarding Royce Capital Fund 13
d. Amendment to Participation Agreement regarding Royce Capital Fund*
ix.	a. Participation Agreement regarding Rydex Variable Trust 7
b. Amendment to Participation Agreement regarding Rydex Variable Trust7
c. Shareholder Information Sharing Agreement (Under Rule 22c-2(a)(2) of the Investment Company Act of 1940) regarding Rydex Variable Trust 13

2

       x.  Participation Agreement regarding Gateway Variable Insurance Trust 7
xi.	Participation Agreement regarding First Eagle SoGen Variable Funds, Inc. 7
a. Shareholder Information Sharing Agreement (Under Rule 22c-2(a)(2) of the Investment Company Act of 1940) regarding First Eagle Variable Funds, Inc. 13
      xii. Participation Agreement regarding Third Avenue Variable Insurance Trust 7
a. Shareholder Information Sharing Agreement (Under Rule 22c-2(a)(2) of the Investment Company Act of 1940) regarding Third Avenue Variable Insurance Trust13
b. Amendment to Participation Agreement regarding Third Avenue Variable Insurance Trust*
xiii.	a. Participation Agreement regarding PBHG Insurance Series Fund 7
b. Amendment to Participation Agreement regarding PBHG Insurance Series Fund7
c. Shareholder Information Sharing Agreement (Under Rule 22c-2(a)(2) of the Investment Company Act of 1940) regarding Old Mutual Insurance Series Fund (formerly, PBHG Insurance Series Fund) 13
     xiv.  a. Participation Agreement regarding AIM Variable Insurance Funds8
      b. Amendment to Participation Agreement regarding AIM Variable Insurance Funds9
c. Shareholder Information Sharing Agreement (Under Rule 22c-2(a)(2) of the Investment Company Act of 1940) regarding AIM Variable Insurance Funds13
d. Amendment to Participation Agreement regarding AIM Variable Insurance Funds*
     xv.  Participation Agreement regarding Van Eck Worldwide Insurance Trust9
a. Shareholder Information Sharing Agreement (Under Rule 22c-2(a)(2) of the Investment Company Act of 1940) regarding Van Eck Worldwide Insurance Trust13
xvi.	Participation Agreement regarding American Funds Insurance Series11
a.  Shareholder Information Sharing Agreement (Under Rule 22c-2(a)(2) of the Investment Company Act of 1940) regarding American Funds Insurance Series13
b.   Amendment to Participation Agreement regarding American Funds Insurance Funds*
xvii.	Participation Agreement regarding DWS Investments VIT Funds13
a. Shareholder Information Sharing Agreement (Under Rule 22c-2(a)(2) of the Investment Company Act of 1940) regarding DWS Investments VIT Funds13
b. Amendment to Participation Agreement regarding DWS Investments VIT Funds*
   xviii.  Participation Agreement regarding DFA Investment Dimensions Group Inc. funds14
a.      Shareholder Information Sharing Agreement (Under Rule 22c-2(a)(2) of the Investment Company Act of 1940) regarding DFA Investment Dimensions Group Inc. funds. 14
xix.	Participation Agreement regarding Ibbotson ETF Allocation Series 14
a.      Shareholder Information Sharing Agreement (Under Rule 22c-2(a)(2) of the Investment Company Act of 1940) regarding Ibbotson ETF Allocation Series 14
b. Amendment to Participation Agreement regarding Ibbotson ETF Allocation Series14
c. Amendment to Participation Agreement regarding Ibbotson ETF Allocation Series*
     xx.  a. Participation Agreement regarding The Alger Portfolios 18
       b.  Shareholder Information Sharing Agreement (Under Rule 22c-2(a)(2) of the Investment Company Act of 1940) regarding The Alger Portfolios18
       c.  Amendment to Participation Agreement regarding The Alger Portfolios 18

3

    xxi.   a. Participation Agreement regarding Columbia Funds 18
b. Shareholder Information Sharing Agreement (Under Rule 22c-2(a)(2) of the Investment Company Act of 1940) regarding Columbia Funds 18
c.	Amendment to Participation Agreement regarding Columbia Funds 18
(i)	Administrative Contracts
i.	Third Party Administration and Transfer Agent Agreement 6
(j)	Other Material Contracts (Not applicable)
(k)	Legal Opinion7
(l)	Actuarial Opinion (Not Applicable)
(m)	Calculation (Not Applicable)
(n)	Other Opinions
i.	Consent of Ernst & Young LLP*
ii.	Consent of Sutherland Asbill & Brennan LLP*
(o)	Omitted Financial Statements (Not Applicable)
(p)	Initial Capital Agreements (Not Applicable)
(q)	Redeemability Exemption
i.	Memorandum describing issuance, transfer and redemption procedures7
ii.	Memorandum describing issuance, transfer and redemption procedures dated February 1, 200510
iii.	Memorandum describing issuance, transfer and redemption procedures12
iv.	Updated memorandum describing issuance, transfer and redemption procedures16
(r) Power of Attorney
i.	Power of Attorney for Craig D. Vermie 13
ii.	Power of Attorney for Arthur C. Schneider 13
iii.	Power of Attorney for Brenda K. Clancy 13
iv.	Power of Attorney for Eric J. Martin 13
v.	Power of Attorney for Mark W. Mullin15
vi.	Power of Attorney for Kenneth Kilbane15
vii.	Power of Attorney for Karen R. Wright19

* Filed herewith.
** Incorporated herein by reference to Initial Filing of this Form N-6 registration statement filed on October 9, 2003. (File No. 333-109579).

1 Incorporated herein by reference to Initial Filing of Form N-4 registration statement filed on June 11, 2001. (File No. 333-62738)
2 Incorporated herein by reference to the Initial Filing of Form N-4 registration statement filed on August 29, 2002. (File No. 333-98891)
3 Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 registration statement filed December 6, 1996. (File No. 333-07509)
4 Incorporated herein by reference to Post-Effective Amendment No. 3 to Form N-4 registration statement filed April 28, 2000. (File No. 333-26209)
5 Incorporated herein by reference to Post-Effective Amendment No. 12 to Form N-6 registration statement filed April 21, 2003. (File No. 333-57681)
6 Incorporated herein by reference to Post-Effective Amendment No. 11 to Form N-6 registration statement filed February 4, 2003. (File No. 333-57681)

4

7 Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-6 registration statement filed January 16, 2004. (File No. 333-109579)
8 Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form S-6 registration statement filed December 23, 1999. (File No. 333-87023)
9 Incorporated herein by reference to Post-Effective Amendment No. 1 to Form N-6 registration statement filed April 30, 2004.  (File No. 333-109579)
10 Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-6 registration statement filed February 24, 2005.  (File No. 333-109579)
11 Incorporated herein by reference to Post-Effective Amendment No. 3 to Form N-6 registration statement filed April 29, 2005. (File No. 333-109579)
12 Incorporated herein by reference to Post-Effective Amendment No. 4 to Form N-6 registration statement filed April 27, 2006 (File No. 333-109579)
13 Incorporated herein by reference to Post-Effective Amendment No. 5 to Form N-6 registration statement filed April 27, 2007 (File No. 333-109579)
14 Incorporated herein by reference to Post-Effective Amendment No. 6 to Form N-6 registration statement filed April 28, 2008 (File No. 333-109579)
15 Incorporated herein by reference to Post-Effective Amendment No. 7 to Form N-6 registration statement filed October 31, 2008 (File No. 333-109579)
16 Incorporated herein by reference to Post-Effective Amendment No. 10 to Form N-6 registration statement filed July 10, 2009 (File No. 333-109579)
17 Incorporated herein by reference to Post-Effective Amendment No. 15 to Form N-6 registration statement filed March 1, 2010 (File No. 333-109579)
18 Incorporated herein by reference to Post-Effective Amendment No. 16 to Form N-6 registration statement filed April 28, 2010 (File No. 333-109579)
19 Incorporated herein by reference to Post-Effective Amendment No. 17 to Form N-6 registration statement filed April 28, 2011 (File No. 333-109579)

Item 27.    Directors and Officers of the Depositor

Name	Principal Business Address	Position
Mark W. Mullin	(2)	Chairman of the Board and Director
Craig D. Vermie	(1)	Director, General Counsel, Senior Vice President and Secretary
Arthur C. Schneider	(1)	Chief Tax Officer, Director and Senior Vice President
Brenda K. Clancy	(1)	Director and President
Eric J. Martin	(1)	Corporate Controller and Senior Vice President
Darryl D. Button	(1)	Chief Financial Officer, Director and Executive Vice President
Karen R. Wright	(2)	Treasurer and Vice President

(1) 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499-0001
(2) 100 Light Street, Floor B1, Baltimore, MD 21202

5

Item 28.	Persons Controlled by or Under Common Control with the Depositor or the Registrant

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
25 East 38th Street, LLC	Delaware	AEGON USA Realty Advisors, LLC is the non-owner Manager	Real estate investments
239 West 20th Street, LLC	Delaware	Sole Member - AEGON USA Realty Advisors, LLC	Real estate investments
313 East 95th Street, LLC	Delaware	Sole Member - AEGON USA Realty Advisors, LLC	Real estate investments
319 East 95th Street, LLC	Delaware	Sole Member - AEGON USA Realty Advisors, LLC	Real estate investments
AEGON Alliances, Inc.	Virginia	100% Commonwealth General Corporation	Insurance company marketing support
AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor
AEGON Assignment Corporation	Illinois	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements
AEGON Assignment Corporation of Kentucky	Kentucky	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements
AEGON Canada ULC	Canada
AEGON Canada Holding B.V. owns 168,250,001 shares of Common Stock; 1,500 shares of Series III Preferred stock; 2 shares of Series II Preferred stock.  TIHI Canada Holding, LLC owns 1,441,941.26 shares of Class B - Series I Preferred stock.
Holding company
AEGON Capital Management Inc.	Canada	100% AEGON Asset Management (Canada) B.V.	Portfolio management company/investment advisor
AEGON-CMF GP, LLC	Delaware	Transamerica Realty Services, Inc. is sole Member	Investment in commercial mortgage loans
AEGON Core Mortgage Fund, LP	Delaware	General Partner - AEGON-CMF GP, LLC	Investment in mortgages
AEGON Direct & Affinity Marketing Services Limited	Hong Kong	100% AEGON DMS Holding B.V.	Provide consulting services ancillary to the marketing of insurance products overseas.
AEGON Direct Marketing Services, Inc.	Maryland	Monumental Life Insurance Company owns 103,324 shares; Commonwealth General Corporation owns 37,161 shares	Marketing company
AEGON Direct Marketing Services Australia Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Marketing/operations company
AEGON Direct Marketing Services Europe Ltd.	United Kingdom	100% Cornerstone International Holdings, Ltd.	Marketing
AEGON Direct Marketing Services Insurance Broker (HK) Limited	Hong Kong	100% AEGON Direct Marketing Services Hong Kong Limited	Brokerage company
AEGON Direct Marketing Services International, Inc.	Maryland	100% AUSA Holding Company	Marketing arm for sale of mass marketed insurance coverage

6

AEGON Direct Marketing Services Japan K.K.	Japan	100% AEGON DMS Holding B.V.	Marketing company
AEGON Direct Marketing Services Korea Co., Ltd.	Korea	100% AEGON DMS Holding B.V.	Provide consulting services ancillary to the marketing of insurance products overseas.
AEGON Direct Marketing Services Mexico, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide management advisory and technical consultancy services.
AEGON Direct Marketing Services Mexico Servicios, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide marketing, trading, telemarketing and advertising services in favor of any third party, particularly in favor of insurance and reinsurance companies.
AEGON Direct Marketing Services, Inc.	Taiwan	100% AEGON DMS Holding B.V.
Authorized business:  Enterprise management consultancy, credit investigation services, to engage in business not prohibited or restricted under any law of R.O.C., except business requiring special permission of government

AEGON Direct Marketing Services (Thailand) Ltd.	Thailand	97% Transamerica International Direct Marketing Consultants, LLC; remaining 3% held by various AEGON employees	Marketing of insurance products in Thailand
AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Company	Marketing
AEGON Fund Management Inc.	Canada	100% AEGON Asset Management (Canada) B.V.	Mutual fund manager
AEGON Funding Company, LLC.	Delaware	100% AEGON USA, LLC	Issue debt securities-net proceeds used to make loans to affiliates
AEGON Institutional Markets, Inc.	Delaware	100% Commonwealth General Corporation	Provider of investment, marketing and administrative services to insurance companies
AEGON Life Insurance Agency Inc.	Taiwan	100% AEGON Direct Marketing Services, Inc. (Taiwan Domiciled)	Life insurance
AEGON Managed Enhanced Cash, LLC	Delaware	Members: Transamerica Life Insurance Company (91.4675%) ; Monumental Life Insurance Company (8.5325%)	Investment vehicle for securities lending cash collateral
AEGON Management Company	Indiana	100% AEGON U.S. Holding Corporation	Holding company
AEGON N.V.	Netherlands	22.446% of Vereniging AEGON Netherlands Membership Association	Holding company
AEGON Stable Value Solutions Inc.	Delaware	100% Commonwealth General Corporation	Principle Business: Provides management services to the stable value division of AEGON insurers who issue synthetic GIC contracts.
AEGON Structured Settlements, Inc.	Kentucky	100% Commonwealth General Corporation	Administers structured settlements of plaintiff’s physical injury claims against property and casualty insurance companies
AEGON U.S. Holding Corporation	Delaware	100% Transamerica Corporation	Holding company

7

AEGON USA Asset Management Holding, LLC	Iowa	100% AUSA Holding Company	Holding company
AEGON USA Investment Management, LLC	Iowa	100% AEGON USA Asset Management Holding, LLC	Investment advisor
AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company
AEGON USA Realty Advisors, LLC	Iowa	Sole Member - AEGON USA Asset Management Holding, LLC	Administrative and investment services
AEGON USA Realty Advisors of California, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Investments
AEGON USA Travel and Conference Services LLC	Iowa	100% Money Services, Inc.	Travel and conference services
AEGON USA, LLC	Iowa	100% AEGON U.S. Holding Corporation	Holding company
AFSG Securities Corporation	Pennsylvania	100% Commonwealth General Corporation	Inactive
ALH Properties Eight LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Eleven LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Four LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Nine LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Seven LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Seventeen LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Sixteen LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Ten LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Twelve LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Two LLC	Delaware	100% FGH USA LLC	Real estate
American Bond Services LLC	Iowa	100% Transamerica Life Insurance Company (sole member)	Limited liability company
ARC Reinsurance Corporation	Hawaii	100% Transamerica Corporation	Property & Casualty Insurance
ARV Pacific Villas, A California Limited Partnership	California	General Partners - Transamerica Affordable Housing, Inc. (0.5%); Non-Affiliate of AEGON, Jamboree Housing Corp. (0.5%). Limited Partner: Transamerica Life Insurance Company (99%)	Property
Asia Business Consulting Company	China	100% Asia Investments Holdings, Limited	Provide various services upon request from Beijing Dafu Insurance Agency.
Asia Investments Holdings, Limited	Hong Kong	99% Transamerica Life Insurance Company	Holding company
AUSA Holding Company	Maryland	100% AEGON USA, LLC	Holding company
AUSA Properties, Inc.	Iowa	100% AUSA Holding Company	Own, operate and manage real estate
AUSACAN LP	Canada	General Partner - AUSA Holding Co. (1%); Limited Partner - AEGON USA, LLC (99%)	Inter-company lending and general business

8

AXA Equitable AgriFinance, LLC	Delaware	Members: AEGON USA Realty Advisors, LLC (50%); AXA Equitable Life Insurance Company, a non-affiliate of AEGON (50%)	Agriculturally-based real estate advisory services
Bay Area Community Investments I, LLC	California	70%Transamerica Life Insurance Company; 30% Monumental Life Insurance Company	Investments in low income housing tax credit properties
Bay State Community Investments I, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties
Bay State Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties
Beijing Dafu Insurance Agency Co. Ltd.	Peoples Republic of China	10% owned by WFG China Holdings, Inc.; 90% owned by private individual (non-AEGON associated)	Insurance Agency
Canadian Premier Holdings Ltd.	Canada	100% AEGON DMS Holding B.V.	Holding company
Canadian Premier Life Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company
CBC Insurance Revenue Securitization, LLC	Delaware	100% Clark Consulting, LLC	Special purpose
Chicago Community Housing Fund I, LLC	Delaware	100% Transamerica Life Insurance Company	Investments
Clark/Bardes (Bermuda) Ltd.	Bermuda	100% Clark Consulting, LLC	Insurance agency
Clark, LLC	Delaware	Sole Member - Diverisified Investment Advisors, Inc.	Holding company
Clark Consulting, LLC	Delaware	100% Clark, LLC	Financial consulting firm
Clark Investment Strategies, inc.	Delaware	100% Clark Consulting, LLC	Registered investment advisor
Clark Securities, Inc.	California	100% Clark Consulting, LLC	Broker-Dealer
Commonwealth General Corporation	Delaware	100% AEGONUSA, LLC	Holding company
Consumer Membership Services Canada Inc.	Canada	100% Canadian Premier Holdings Ltd.	Marketing of credit card protection membership services in Canada
Cornerstone International Holdings Ltd.	UK	100% AEGON DMS Holding B.V.	Holding company
CRG Insurance Agency, Inc.	California	100% Clark Consulting, Inc.	Insurance agency
Creditor Resources, Inc.	Michigan	100% AUSA Holding Co.	Credit insurance
CRI Canada Inc.	Canada	100% Creditor Resources, Inc.	Holding company
CRI Solutions Inc.	Maryland	100% Creditor Resources, Inc.	Sales of reinsurance and credit insurance
Cupples State LIHTC Investors, LLC	Delaware	100% Garnet LIHTC Fund VIII, LLC	Investments
Diversified Actuarial Services, Inc.	Massachusetts	100% Diversified Investment Advisors, Inc.	Employee benefit and actuarial consulting
Diversified Investors Securities Corp.	Delaware	100% Diversified Investment Advisors, Inc.	Broker-Dealer
Diversified Retirement Corporation	Delaware	100% AUSA Holding Company	Registered investment advisor
Erfahrungsschatz GmbH	Germany	100% Cornerstone International Holdings, Ltd.	Marketing/membership
FD TLIC, LLC	New York	100% Transamerica Life Insurance Company	Broadway production
FD TLIC Ltd.	United Kingdom	100% FD TLIC, LLC	Theatre production
FGH Realty Credit LLC	Delaware	100% FGH USA, LLC	Real estate
FGH USA LLC	Delaware	100% RCC North America LLC	Real estate
FGP 90 West Street LLC	Delaware	100% FGH USA LLC	Real estate
FGP West Mezzanine LLC	Delaware	100% FGH USA LLC	Real estate
FGP West Street LLC	Delaware	100% FGP West Mezzanine LLC	Real estate
FGP West Street Two LLC	Delaware	100% FGH USA LLC	Real estate

9

Fifth FGP LLC	Delaware	100% FGH USA LLC	Real estate
Financial Planning Services, Inc.	District of Columbia	100% Commonwealth General Corporation	Special-purpose subsidiary
First FGP LLC	Delaware	100% FGH USA LLC	Real estate
Fourth & Market Funding, LLC	Delaware	Commonwealth General Corporation owns 0% participating percentage, but is Managing Member. Ownership: 99% Monumental Life Insurance Company and 1% Garnet Assurance Corporation II	Inactive
Fourth FGP LLC	Delaware	100% FGH USA LLC	Real estate
Garnet Assurance Corporation	Kentucky	100%Transamerica Life Insurance Company	Investments
Garnet Assurance Corporation II	Iowa	100% Commonwealth General Corporation	Business investments
Garnet Assurance Corporation III	Iowa	100% Transamerica Life Insurance Company	Business investments
Garnet Community Investments, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Securities
Garnet Community Investments III, LLC	Delaware	100%Transamerica Life Insurance Company	Business investments
Garnet Community Investments IV, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments V, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments VI, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments VII, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments VIII, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments IX, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments X, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments XI, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments XII, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments XVIII, LLC	Delaware	100% Transamerica Life Insurance Company	Investments
Garnet Community Investments XX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXIV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Real estate investments
Garnet Community Investments XXV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investment XXVI, LLC	Delaware	100% Transamerica Life Insurance Company	Investments
Garnet Community Investments XXVII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investment XXVIII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

10

Garnet Community Investments XXIX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXI, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet LIHTC Fund II, LLC	Delaware	Members: Garnet Community Investments II, LLC (0.01%); Metropolitan Life Insurance Company, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund III, LLC	Delaware	Members: Garnet Community Investments III, LLC (0.01%); Jefferson-Pilot Life Insurance Company, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund IV, LLC	Delaware	Members: Garnet Community Investments IV, LLC (0.01%); Goldenrod Asset Management, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund V, LLC	Delaware	Members: Garnet Community Investments V, LLC (0.01%); Lease Plan North America, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund VI, LLC	Delaware	Members: Garnet Community Investments VI, LLC (0.01%); Pydna Corporation, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund VII, LLC	Delaware	Members: Garnet Community Investments VII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate(99.99%)	Investments
Garnet LIHTC Fund VIII, LLC	Delaware	Members: Garnet Community Investments VIII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate(99.99%)	Investments
Garnet LIHTC Fund IX, LLC	Delaware	Members: Garnet Community Investments IX, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund X, LLC	Delaware	Members: Garnet Community Investments X, LLC (0.01%); Goldenrod Asset Management, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XI, LLC	Delaware	Members: Garnet Community Investments XI, LLC (0.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XII, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A.( 73.39%); J.P. Morgan Chase Bank, N.A. (13.30%); NorLease, Inc. (13.30%)	Investments

11

Garnet LIHTC Fund XII-A, LLC	Delaware	Garnet Community Investments XII, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XII-B, LLC	Delaware	Garnet Community Investments XII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XII-C, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XIII, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A.( 73.39%); J.P. Morgan Chase Bank, N.A. (13.30%); NorLease, Inc. (13.30%)	Investments
Garnet LIHTC Fund XIII-A, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XIII-B, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); Norlease, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XIV, LLC	Delaware	0.01% Garnet Community Investments, LLC; 49.995% Wells Fargo Bank, N.A.; and 49.995% Goldenrod Asset Management, Inc.	Investments
Garnet LIHTC Fund XV, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XVI, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); FNBC Leasing Corporation, a non-AEGON entity (99.99%)	Investments
Garnet LIHTC Fund XVII, LLC	Delaware
 Members: Garnet Community Investments, LLC (0.01%); ~~I~~NG USA Annuity and Life Insurance company, a non-affiliate of AEGON  (12.999%), and ReliaStar Life Insurance Company, a non-affiliate of AEGON (86.991%).
Investments
Garnet LIHTC Fund XVIII, LLC	Delaware	Members: Garnet Community Investments XVIII, LLC (0.01%); Verizon Capital Corp., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XIX, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XX, LLC	Delaware	Sole Member - Garnet Community Investments XX, LLC	Investments

12

Garnet LIHTC Fund XXI, LLC	Delaware	100% Garnet Community Investments, LLC	Investments
Garnet LIHTC Fund XXII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Norlease, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XXIII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Idacorp Financial Services, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XXIV, LLC	Delaware	100% Garnet Community Investments XXVI, LLC
Garnet LIHTC Fund XXV, LLC	Delaware	Members: Garnet Community Investment XXV, LLC (0.01%); Garnet LIHTC Fund XXVIII LLC (1%); non-affiliates of AEGON: Mt. Hamilton Fund, LLC (97.99%); Google Affordable Housing I LLC (1%)	Investments
Garnet LIHTC Fund XXVI, LLC	Delaware	Members: Garnet Community Investments XXVI, LLC (0.01%); American Income Life Insurance Company, a non-affiliate of AEGON (99.99%)	Investments
Garnet LIHTC Fund XXVII, LLC	Delaware
Members:  Garnet Community Investments XXVII, LLC (0.01%); Transamerica Life Insurance Company (16.7045%); non-affiliates of AEGON:  Aetna Life Insurance Company (30.2856%); New York Life Insurance Company (22.7142%); ProAssurance Casualty Company (3.6343%); ProAssurance Indemnity Company (8.4800%); State Street Brank and Trust Company (18.1714%)
Investments
Garnet LIHTC Fund XXVIII, LLC	Delaware
Members:  Garnet Community Investments XXVIII LLC (0.01%); non-affiliates of AEGON:  USAA Casualty Insurance Company (17.998%); USAA General Indemnity Company (19.998%); USAA Life Insurance Company (3.999%); United Services Automobile Association (57.994%)
Real estate investments
Garnet LIHTC Fund XXIX, LLC	Delaware	Members: Garnet Community Investments XXIX, LLC (.01%); non-affiliate of AEGON: Bank of America, N.A. (99.99%)	Investments
Garnet LIHTC Fund XXX, LLC	Delaware	Managing Member - Garnet Community Investments XXX, LLC	Investments

13

Garnet LIHTC Fund XXXI, LLC	Delaware	Members: Garnet Community Investments XXXI, LLC (0.1%); non-affiliates of AEGON: Thunderbolt Peak Fund, LLC (98.99%); Google Affordable Housing I, LLC (1%)	Investments
Global Preferred Re Limited	Bermuda	100% AEGON USA, LLC	Reinsurance
Horizons Acquisition 5, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company
Horizons St. Lucie Development, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company
Innergy Lending, LLC	Delaware	50% World Financial Group, Inc.; 50% ComUnity Lending, Inc.(non-AEGON entity)	In the process of being dissolved
Intersecurities Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency
Investment Advisors International, Inc.	Delaware	100% AUSA Holding Company	Investments
Investors Warranty of America, Inc.	Iowa	100% AUSA Holding Co.	Leases business equipment
IWA Commercial Venture, LLC	Georgia	Sole Member - Investors Waranty of America, Inc.	Maintain property tax abatement
Legacy General Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company
Life Investors Alliance, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Purchase, own, and hold the equity interest of other entities
LIICA Holdings, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	To form and capitalize LIICA Re I, Inc.
LIICA Re I, Inc.	Vermont	100% LIICA Holdings, LLC	Captive insurance company
LIICA Re II, Inc.	Vermont	100%Transamerica Life Insurance Company	Captive insurance company
Massachusetts Fidelity Trust Company	Iowa	100% AUSA Holding Co.	Trust company
MLIC Re I, Inc.	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company
Money Services, Inc.	Delaware	100% AUSA Holding Co.	Provides financial counseling for employees and agents of affiliated companies
Monumental Financial Services, Inc.	Maryland	100% AEGON USA, LLC	DBA in the State of West Viriginia for United Financial Services, Inc.
Monumental General Administrators, Inc.	Maryland	100% AUSA Holding Company	Provides management services to unaffiliated third party administrator
Monumental Life Insurance Company	Iowa	87.72% Commonwealth General Corporation; 12.28% AEGON USA, LLC	Insurance Company
nVISION Financial, Inc.	Iowa	100% AUSA Holding Company	Special-purpose subsidiary
NEF Investment Company	California	100% Transamerica Life Insurance Company	Real estate development
New Markets Community Investment Fund, LLC	Iowa	50% AEGON Institutional Markets, Inc.; 50% AEGON USA Realty Advisors, Inc.	Community development entity
Oncor Insurance Services, LLC	Iowa	Sole Member - Life Investors Financial Group, Inc.	Direct sales of term life insurance
Peoples Benefit Services, LLC	Pennsylvania	Sole Member - Stonebridge Life Insurance Company	Special-purpose subsidiary
Pine Falls Re, Inc.	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company

14

Primus Guaranty, Ltd.	Bermuda
Partners are:  Transamerica Life Insurance Company (13.1%) and non-affiliates of AEGON:  XL Capital, Ltd. (34.7%); CalPERS/PCO Corporate Partners Fund, LLC (13.0%); Radian Group (11.1%). The remaining 28.1% of stock is publicly owned.
Provides protection from default risk of investment grade corporate and sovereign issues of financial obligations.
Prisma Holdings, Inc. I	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company
Prisma Holdings, Inc. II	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company
PSL Acquisitions, LLC	Iowa	Sole Member: Investors Warranty of America, Inc.	Aquirer of Core Florida mortgage loans from Investors Warranty and holder of foreclosed read estate.
PSL Acquisitions Operating, LLC	Iowa	Sole Member: Investors Warranty of America, Inc.	Owner of Core subsidiary entities
Pyramid Insurance Company, Ltd.	Hawaii	100% Transamerica Corporation	Property & Casualty Insurance
RCC North America LLC	Delaware	100% AEGON USA, LLC	Real estate
Real Estate Alternatives Portfolio 1 LLC	Delaware	Members: Transamerica Life Insurance Company (90.96%); Monumental Life Insurance Company (6.30%); Transamerica Financial Life Insurance Company (2.74%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment
Real Estate Alternatives Portfolio 2 LLC	Delaware	Members are: Transamerica Life Insurance Company (90.25%); Transamerica Financial Life Insurance Company (7.5%); Stonebridge Life Insurance Company (2.25%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment
Real Estate Alternatives Portfolio 3 LLC	Delaware	Members are: Transamerica Life Insurance Company (73.4%); Monumental Life Insurance Company (25.6%); Stonebridge Life Insurance Company (1%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment
Real Estate Alternatives Portfolio 3A, Inc.	Delaware	Members: Monumental Life Insurance Company (37%); Transamerica Financial Life Insurance Company (9.4%); Transamerica Life Insurance Company (52.6%); Stonebridge Life Insurance Company (1%)	Real estate alternatives investment
Real Estate Alternatives Portfolio 4 HR, LLC	Delaware	Members are: Transamerica Life Insurance Company (64%); Monumental Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment

15

Real Estate Alternatives Portfolio 4 MR, LLC	Delaware	Members are: Transamerica Life Insurance Company (64%); Monumental Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment
Realty Information Systems, Inc.	Iowa	100% Transamerica Realty Services, LLC	Information Systems for real estate investment management
Retirement Project Oakmont	California
General Partner: Transamerica Oakmont Retirement Associates, a CA limited partnership; Transamerica Life Insurance Company (limited partner); and Oakmont Gardens, a CA limited partnership (non-AEGON entity limited partner).  General Partner of Transamerica Oakmont Retirement Associates is Transamerica Oakmont Corporation. 100 units of limited partnership interests widely held by individual investors.
Senior living apartment complex
River Ridge Insurance Company	Vermont	100% AEGON Management Company	Captive insurance company
Second FGP LLC	Delaware	100% FGH USA LLC	Real estate
Selient Inc.	Canada	100% Canadian Premier Holdings Ltd.	Application service provider providing loan origination platforms to Canadian credit unions.
Seventh FGP LLC	Delaware	100% FGH USA LLC	Real estate
Short Hills Management Company	New Jersey	100% AEGON U.S. Holding Corporation	Holding company
Southwest Equity Life Insurance Company	Arizona	Voting common stock is allocated 75% of total cumulative vote - AEGON USA, LLC. Participating Common stock (100% owned by non-AEGON shareholders) is allocated 25% of total cumulative vote.	Insurance
St. Lucie West Development Company, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company
Stonebridge Benefit Services, Inc.	Delaware	100% Commonwealth General Corporation	Health discount plan
Stonebridge Casualty Insurance Company	Ohio	100% AEGON USA, LLC	Insurance company
Stonebridge Group, Inc.	Delaware	100% Commonwealth General Corporation	General purpose corporation
Stonebridge International Insurance Ltd.	UK	100% Cornerstone International Holdings Ltd.	General insurance company
Stonebridge Life Insurance Company	Vermont	100% Commonwealth General Corporation	Insurance company
Stonebridge Reinsurance Company	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company

16

TAH-MCD IV, LLC	Iowa	Sole Member - Transamerica Affordable Housing, Inc.	Serve as the general partner for McDonald Corporate Tax Credit Fund IV Limited Partnership
TAH Pentagon Funds, LLC	Iowa	Sole Member - Transamerica Affordable Housing, Inc.	Serve as a general partner in a lower-tier tax credit entity
TAHP Fund 1, LLC	Delaware	Sole Member - Monumental Life Insurance Company	Real estate investments
TAHP Fund 2, LLC	Delaware	Sole Member - Garnet LIHTC Fund VIII, LLC	Low incoming housing tax credit
TAHP Fund VII, LLC	Delaware	Investor Member: Garnet LIHTC Fund XIX, LLC	Real estatement investments
TCF Asset Management Corporation	Colorado	100% TCFC Asset Holdings, Inc.	A depository for foreclosed real and personal property
TCFC Air Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company
TCFC Asset Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company
The AEGON Trust Advisory Board: Mark W. Mullin, Alexander R. Wynaendts, and Craig D. Vermie	Delaware	AEGON International B.V.	Voting Trust
The RCC Group, Inc.	Delaware	100% FGH USA LLC	Real estate
THH Acquisitions, LLC	Iowa	Sole Member - Investors Waranty of America, Inc.	Acquirer of Core South Carolina mortgage loans from Investors Warranty of America, Inc. and holder of foreclosed real estate.
TIHI Canada Holding, LLC	Iowa	Sole Member - Transamerica International Holdings, Inc.	Holding company
TIHI Mexico, S. de R.L. de C.V.	Mexico	95% Transamerica International Holdings, Inc.; 5% Transamerica Life Insurance Company
To render and receive all kind of administrative, accountant, mercantile and financial counsel and assistance to and from any other Mexican or foreign corporation, whether or not this company is a shareholder of them

TLIC Riverwood Reinsurance, Inc.	Iowa	100% Transamerica Life Insurance Company	Limited purpose subsidiary life insurance company
Tradition Development Company, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company
Tradition Irrigation Company, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Irrigation company
Transamerica Accounts Holding Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Holding company
Transamerica Advisors Life Insurance Company	Arkansas	100% AEGON USA, LLC	Insurance company
Transamerica Advisors Life Insurance Company of New York	New York	100% AEGON USA, LLC	Insurance company
Transamerica Affinity Marketing Corretora de Seguros Ltda.	Brazil	749,000 quota shares owned by AEGON DMS Holding B.V.; 1 quota share owned by AEGON International B.V.	Brokerage company
Transamerica Affinity Services, Inc.	Maryland	100% AEGON Direct Marketing Services, Inc.	Marketing company

17

Transamerica Affordable Housing, Inc.	California	100% Transamerica Realty Services, LLC	General partner LHTC Partnership
Transamerica Agency Network, Inc.	Iowa	100% AUSA Holding Company	Special purpose subsidiary
Transamerica Annuity Service Corporation	New Mexico	100% Transamerica International Holdings, Inc.	Performs services required for structured settlements
Transamerica Asset Management, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 77%; AUSA Holding Co. owns 23%.	Fund advisor
Transamerica Aviation LLC	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation
Transamerica Capital, Inc.	California	100% AUSA Holding Co.	Broker/Dealer
Transamerica Commercial Finance Corporation, I	Delaware	100% Transamerica Finance Corporation	Holding company
Transamerica Consultora Y Servicios Limitada	Chile	95% Transamerica Life Insurance Company; 5% Transamerica International Holdings, Inc.	Special purpose limited liability corporation
Transamerica Consumer Finance Holding Company	Delaware	100% TCFC Asset Holdings, Inc.	Consumer finance holding company
Transamerica Corporation	Delaware	100% The AEGON Trust	Major interest in insurance and finance
Transamerica Corporation	Oregon	100% Transamerica Corporation	Holding company
Transamerica Direct Marketing Asia Pacific Pty Ltd.	Australia	100% AEGON DMS Holding B.V.	Holding company
Transamerica Direct Marketing Consultants, LLC	Maryland	51% Hugh J. McAdorey; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.
Transamerica Direct Marketing Consultants Private Limited	India	100% AEGON DMS Holding B.V.	Marketing consultant
Transamerica Distribution Finance - Overseas, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Commercial Finance
Transamerica Finance Corporation	Delaware	100% Transamerica Corporation	Commercial & Consumer Lending & equipment leasing
Transamerica Financial Advisors, Inc.	Delaware	1,00 shares owned by AUSA Holding Company; 209 shares owned by Transamerica International Holdings, Inc.	Broker/Dealer
Transamerica Financial Life Insurance Company	New York	87.40% AEGON USA, LLC; 12.60% Transamerica Life Insurance Company	Insurance
Transamerica Fund Services, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 44%; AUSA Holding Company owns 56%	Mutual fund
Transamerica Funding LP	U.K.	99% Transamerica Leasing Holdings, Inc.; 1% Transamerica Commercial Finance Corporation, I	Intermodal leasing
Transamerica Home Loan	California	100% Transamerica Consumer Finance Holding Company	Consumer mortgages
Transamerica Insurance Marketing Asia Pacific Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Insurance intermediary

18

Transamerica International Direct Marketing Consultants, LLC	Maryland	51% Hugh J. McAdorey; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.
Transamerica International Holdings, Inc.	Delaware	100% AEGON USA, LLC	Holding company
Transamerica International RE (Bermuda) Ltd.	Bermuda	100% AEGON USA, LLC	Reinsurance
Transamerica International Re Escritório de Representação no Brasil Ltd	Brazil	95% Transamerica International Re(Bermuda) Ltd.; 5% Transamerica International Holdings, Inc.	Insurance and reinsurance consulting
Transamerica Investment Management, LLC	Delaware	Sole Member - AEGON USA Asset Management Holding, LLC	Investment advisor
Transamerica Leasing Holdings, Inc.	Delaware	100% Transamerica Finance Corporation	Holding company
Transamerica Life (Bermuda) Ltd.	Bermuda	100% Transamerica Life Insurance Company	Long-term life insurer in Bermuda - - will primarily write fixed universal life and term insurance
Transamerica Life Canada	Canada	100% AEGON Canada ULC	Life insurance company
Transamerica Life Insurance Company	Iowa
676,190 shares Common Stock owned by Transamerica International Holdings, Inc.; 86,590 shares of Preferred Stock owned by Transamerica Corporation;  30,564 shares of Preferred Stock owned by AEGON USA, LLC
Insurance
Transamerica Minerals Company	California	100% Transamerica Realty Services, LLC	Owner and lessor of oil and gas properties
Transamerica Oakmont Corporation	California	100% Transamerica International Holdings, Inc.	General partner retirement properties
Transamerica Oakmont Retirement Associates	California	General Partner is Transamerica Oakmont Corporation. 100 units of limited partnership interests widely held by individual investors.	Senior living apartments
Transamerica Pacific Insurance Company, Ltd.	Hawaii	26,000 shares common stock owned by Commonwealth General Corporation; 1,000 shares of common stock owned by Transamerica International Holdings, Inc.	Life insurance
Transamerica Pyramid Properties LLC	Iowa	100% Monumental Life Insurance Company	Realty limited liability company

19

Transamerica Realty Investment Properties LLC	Delaware	100% Monumental Life Insurance Company	Realty limited liability company
Transamerica Realty Services, LLC	Delaware	AUSA Holding Company - sole Member	Real estate investments
Transamerica Resources, Inc.	Maryland	100% Monumental General Administrators, Inc.	Provides actuarial consulting services
Transamerica Retirement Management, Inc.	Minnesota	100% AEGON Financial Services Group, Inc.	Life Insurance and underwriting services
Transamerica Retirement Services Corp.	Ohio	100% AUSA Holding Company	Record keeping
Transamerica Small Business Capital, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company
Transamerica Trailer Leasing Sp. Z.O.O.	Poland	100% Transamerica Leasing Holdings, Inc.	Leasing
Transamerica Vendor Financial Services Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Provides commercial leasing
United Financial Services, Inc.	Maryland	100% AEGON USA, LLC	General agency
Universal Benefits, LLC	Iowa	100% AUSA Holding Co.	Third party administrator
Western Reserve Life Assurance Co. of Ohio	Ohio	100% AEGON USA, LLC	Insurance
WFG China Holdings, Inc.	Delaware	100% World Financial Group, Inc.	Hold interest in Insurance Agency located in Peoples Republic of China
WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	100% World Financial Group Insurance Agency, Inc.	Insurance agency
WFG Properties Holdings, LLC	Georgia	100% World Financial Group, Inc.	Marketing
WFG Property & Casualty Insurance Agency of Nevada, Inc.	Nevada	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency
WFG Property & Casualty Insurance Agency, Inc.	Georgia	100% World Financial Group Insurance Agency, Inc.	Insurance agency
WFG Reinsurance Limited	Bermuda	51% owned by World Financial Group, Inc; remaining 49% is annually offered to independent contractors associated with WFG Reinsurance Ltd.	Reinsurance
WFG Securities of Canada, Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Mutual fund dealer
World Financial Group Holding Company of Canada Inc.	Canada	100% Transamerica International Holdings, Inc.	Holding company
World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing
World Financial Group Insurance Agency of Canada Inc.	Ontario	50% World Financial Group Holding Co. of Canada Inc.; 50% World Financial Group Subholding Co. of Canada Inc.	Insurance agency
World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of Wyoming, Inc.	Wyoming	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency

20

World Financial Group Subholding Company of Canada Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Holding company
World Group Securities, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Broker-dealer
Yarra Rapids, LLC	Delaware	Yarra Rapids Management, LLC is the non-owner Manager	Real estate investments
Yarra Rapids Management, LLC	Delaware	AEGON USA Realty Advisors, LLC is non-owner Manager; no ownership interests at this time.	Company organized for the intention of real estate investments but no business at this time
Zahorik Company, Inc.	California	100% AUSA Holding Co.	Inactive
Zero Beta Fund, LLC	Delaware
Members are:  Transamerica Life Insurance Company (74.0181%);  Monumental Life Insurance Company (23.6720%); Transamerica Financial Life Insurance Company (2.3097%).  Manager:  AEGON USA Investment Management LLC
Aggregating vehicle formed to hold various fund investments.

Item 29.                      Indemnification

The Iowa Code (Sections 490.850 et. seq.) provides for permissive indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies producers for determining when indemnification payments can be made.

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Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30.                      Principal Underwriters

(a)           Transamerica Capital, Inc. serves as the principal underwriter for:

Transamerica Capital, Inc. serves as the principal underwriter for the Retirement Builder Variable Annuity Account, Separate Account VA A, Separate Account VA B, Separate Account VA C, Separate Account VA D, Separate Account VA E, Separate Account VA F, Separate Account VA I, Separate Account VA J, Separate Account VA K, Separate Account VA L, Separate Account VA M, Separate Account VA P, Separate Account VA Q, Separate Account VA R, Separate Account VA S, Separate Account VA W, Separate Account VA X, Separate Account VA Y; Separate Account VA EE, Separate Account VA FF, Separate Account VA HH, Separate Account VA-1, Separate Account VA-2L, Separate Account VA-5, Separate Account VA-6, Separate Account VA-7, Separate Account VA-8, Separate Account Fund B, Separate Account Fund C, Transamerica Corporate Separate Account Sixteen, Transamerica Separate Account R3, Separate Account VL, Separate Account VUL-1; Separate Account VUL-2, Separate Account VUL-3, Separate Account VUL-4, Separate Account VUL-5, Separate

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Account VUL-6, Separate Account VUL A and Variable Life Account A.  These accounts are separate accounts of Transamerica Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA N, Separate Account VA BNY, Separate Account VA HNY, Separate Account VA PP, Separate Account VA QNY, Separate Account VA QQ, Separate Account VA WNY, Separate Account VA YNY, TFLIC Separate Account VNY, Separate Account VA-2LNY, TFLIC Separate Account C, Separate Account VA-5NLNY, Separate Account VA-6NY, TFLIC Series Annuity Account and TFLIC Series Life Account.  These accounts are separate accounts of Transamerica Financial Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA U, Separate Account VA V, Separate Account VA AA, WRL Series Life Account, WRL Series Life Account G, WRL Series Life Corporate Account, WRL Series Annuity Account and WRL Series Annuity Account B.  These accounts are separate accounts of Western Reserve Life Assurance Co. of Ohio.

Transamerica Capital, Inc. also serves as principal underwriter for Separate Account VA BB, Separate Account VA CC and Separate Account VL E.  This account is a separate account of Monumental Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Merrill Lynch Life Variable Annuity Separate Account, Merrill Lynch Life Variable Annuity Separate Account A, Merrill Lynch Life Variable Annuity Separate Account B, Merrill Lynch Life Variable Annuity Separate Account C, Merrill Lynch Life Variable Annuity Separate Account D, Merrill Lynch Variable Life Separate Account, and Merrill Lynch Life Variable Life Separate Account II.  These accounts are separate accounts of Transamerica Advisors Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for ML of New York Variable Annuity Separate Account, ML of New York Variable Annuity Separate Account A, ML of New York Variable Annuity Separate Account B, ML of New York Variable Annuity Separate Account C, ML of New York Variable Annuity Separate Account D, ML of New York Variable

Life Separate Account, and ML of New York Variable Life Separate Account II.  These accounts are separate accounts of Transamerica Advisors Life Insurance Company of New York.

Transamerica Capital, Inc. also serves as principal underwriter for Transamerica Series Trust, Transamerica Funds and Transamerica Investors, Inc.

(b)           Directors and Officers of Transamerica Capital, Inc.:

Name	Principal Business Address	Position and Offices with Underwriter
David W. Hopewell	(1)	Director
Thomas A. Swank	(1)	Director
Michael W. Brandsma	(2)	Director, President and Chief Financial Officer
David R. Paulsen	(2)	Chief Executive Officer, Director and Chief Sales Officers
Blake S. Bostwick	(2)	Chief Operations Officer and Chief Marketing Officer

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Courtney John	(2)	Chief Compliance Officer and Vice President
Carrie Powicki	(2)	Secretary
Margaret A. Cullem-Fiore	(4)	Assistant Vice President
Elizabeth Belanger	(5)	Assistant Vice President
Dennis P. Gallagher	(4)	Assistant Vice President
Karen D. Heburn	(4)	Vice President
Wesley J. Hodgson	(2)	Vice President
Shelly A. Mossman	(1)	Assistant Vice President
Christy Post-Rissin	(4)	Assistant Vice President
Brenda L. Smith	(4)	Assistant Vice President
Darin D. Smith	(1)	Assistant Vice President
Arthur D. Woods	(4)	Assistant Vice President
Amy Angle	(3)	Assistant Vice President
Erin K. Burke	(1)	Assistant Secretary
Lisa A. Wachendorf	(1)	Assistant Vice President
Karen R. Wright	(3)	Treasurer

(1)     4333 Edgewood Road N.E., Cedar Rapids, IA  52499-0001
(2)     4600 S Syracuse St, Suite 1100, Denver, CO 80237-2719
(3)     100 Light Street, Floor B1, Baltimore, MD 21202
(4)     570 Carillon Parkway, St. Petersburg, FL 33716
(5)     440 Mamaroneck Avenue, Harrison, NY 10528

(c)       Compensation to Principal Underwriter:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Compensation
Transamerica Capital, Inc. (1)	$265,194.80	None	N/A	N/A

(1)       Fiscal Year 2011

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Item 31.          Location of Accounts and Records

All accounts, books, or other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the Registrant through Transamerica Life Insurance Company, 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499.

Item 32.           Management Services (Not Applicable)

Item 33.          Fee Representation

Transamerica Life Insurance Company ("Transamerica Life") hereby represents that the fees and charges deducted under the Policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Transamerica Life.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Cedar Rapids, and State of Iowa, on the 30th day of April, 2012.

TRANSAMERICA CORPORATE SEPARATE
ACCOUNT SIXTEEN

(Registrant)

By _____________________________________________
Name: Brenda Clancy*
Title:  President, Transamerica Life Insurance Company

TRANSAMERICA LIFE INSURANCE COMPANY
(Depositor)

By _____________________________________________
Name:  Brenda Clancy*
Title:     President

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Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
____________________________	Chairman of the Board and Director	04/30/12
Mark W. Mullin*

____________________________	Director, General Counsel, Senior Vice President and Secretary	04/30/12
Craig D. Vermie*

____________________________	Chief Tax Officer, Director and Senior Vice President	04/30/12
Arthur C. Schneider*

____________________________	Director and President	04/30/12
Brenda K. Clancy*

____________________________	Corporate Controller and Senior Vice President	04/30/12
Eric J. Martin*

____________________________	Chief Financial Officer, Director and Executive Vice President	04/30/12
Darryl D. Button*

____________________________	Treasurer and Vice President	04/30/12
Karen R. Wright*

/s/ Karen J. Epp *Signed by Karen J. Epp as Attorney in Fact

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EXHIBIT INDEX

Item 26(h)	ii.	f.	Amendment to Participation Agreement regarding PIMCO Variable Insurance Trust
	iv.	d.	Amendment to Participation Agreement regarding Janus Aspen Series
	vii.	e.	Amendment to Participation Agreement regarding Vanguard Variable Insurance Funds
	viii.	d.	Amendment to Participation Agreement regarding Royce Capital Fund
	xii.	b.	Amendment to Participation Agreement regarding Third Avenue Variable Insurance Trust
	xiv.	d.	Amendment to Participation Agreement regarding AIM Variable Insurance Funds
	xvi.	b.	Amendment to Participation Agreement regarding American Funds Insurance Funds
	xvii.	b.	Amendment to Participation Agreement regarding DWS Investments VIT Funds
	xix.	c.	Amendment to Participation Agreement regarding Ibbotson ETF Allocation Series
Item 26(n)	i.		Consent of Ernst & Young LLP
	ii.		Consent of Sutherland Asbill & Brennan LLP

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[Transamerica Life Insurance Company Letterhead]

April 30, 2012

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Transamerica Life Insurance Company Transamerica Corporate Separate Account Sixteen File Nos. 333-109579/811-21440 Post-Effective Amendment No. 18

Dear Commissioners:

On behalf of Transamerica Life Insurance Company and Transamerica Corporate Separate Account Sixteen (the “Account”), we are transmitting for filing a conformed electronic format copy of post-effective amendment number 18 (the “Amendment”) to the Account’s registration statement on Form N-6 for certain variable adjustable life insurance policies ("Policies").  This filing has been marked to show changes from the last post-effective amendment for the Policy and includes fund information, minor clarifying or stylistic changes and other non-material updates and improvements.

This Amendment is filed pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933.  As counsel, I represent that this amendment does not contain disclosures that would render it ineligible to become effective under paragraph (b) of that rule.

If you have any questions concerning this filing, please do not hesitate to call the undersigned at (319) 355-6115.

Very truly yours,

/S/  Karen J. Epp, Esq.
Karen J. Epp

Enclosures